UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Technology Opportunities Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Small/Mid Cap Equity Fund, Goldman Sachs Enhanced Dividend Global Equity Portfolio, and Goldman Sachs Tax-Advantaged Global Equity Portfolio is filed herewith.

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A: GADGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	0.51%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Among the Portfolio’s underlying funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs U.S. Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  Relative to the Enhanced Dividend Global Equity Composite Index, the Portfolio was hurt by its strategic asset allocation.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  As global equity markets recorded double-digit gains, the call writing strategies of two of the Portfolio’s underlying funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  Another underlying fund, the Goldman Sachs Emerging Markets Equity Insights Fund, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$10,000	$9,450	$10,000	$10,000	$10,000
8/16	$10,634	$10,049	$10,697	$10,311	$10,737
8/17	$11,937	$11,280	$12,328	$10,314	$12,571
8/18	$13,004	$12,289	$13,704	$10,180	$14,054
8/19	$12,772	$12,070	$13,758	$10,944	$13,853
8/20	$13,632	$12,882	$15,757	$11,543	$15,992
8/21	$17,127	$16,185	$20,017	$11,463	$20,807
8/22	$15,481	$14,630	$17,303	$10,595	$17,428
8/23	$17,314	$16,362	$19,396	$10,577	$19,752
8/24	$20,497	$19,369	$23,483	$11,239	$24,219
8/25	$22,876	$21,618	$26,846	$11,714	$27,973

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	11.61%	10.90%	8.62%
Class A Including sale charges	5.50%	9.66%	8.01%
EDGE Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H167-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class: GIDGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Among the Portfolio’s underlying funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs U.S. Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  Relative to the Enhanced Dividend Global Equity Composite Index, the Portfolio was hurt by its strategic asset allocation.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  As global equity markets recorded double-digit gains, the call writing strategies of two of the Portfolio’s underlying funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  Another underlying fund, the Goldman Sachs Emerging Markets Equity Insights Fund, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,066,900	$1,069,700	$1,031,085	$1,073,700
8/17	$1,201,970	$1,232,829	$1,031,423	$1,257,088
8/18	$1,315,556	$1,370,413	$1,018,046	$1,405,424
8/19	$1,296,349	$1,375,758	$1,094,392	$1,385,327
8/20	$1,389,556	$1,575,655	$1,154,339	$1,599,221
8/21	$1,751,535	$2,001,712	$1,146,253	$2,080,747
8/22	$1,588,292	$1,730,280	$1,059,495	$1,742,833
8/23	$1,782,699	$1,939,644	$1,057,707	$1,975,153
8/24	$2,116,777	$2,348,327	$1,123,882	$2,421,933
8/25	$2,369,309	$2,684,607	$1,171,414	$2,797,332

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	11.93%	11.26%	9.00%
EDGE Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H175-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6: GRGDX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Among the Portfolio’s underlying funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs U.S. Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  Relative to the Enhanced Dividend Global Equity Composite Index, the Portfolio was hurt by its strategic asset allocation.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  As global equity markets recorded double-digit gains, the call writing strategies of two of the Portfolio’s underlying funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  Another underlying fund, the Goldman Sachs Emerging Markets Equity Insights Fund, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,339	$10,378	$9,970	$10,353
8/19	$10,180	$10,418	$10,718	$10,205
8/20	$10,923	$11,932	$11,305	$11,781
8/21	$13,766	$15,159	$11,226	$15,328
8/22	$12,493	$13,103	$10,376	$12,839
8/23	$14,017	$14,689	$10,359	$14,550
8/24	$16,641	$17,784	$11,007	$17,841
8/25	$18,634	$20,330	$11,472	$20,606

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	11.98%	11.27%	8.44%
EDGE Composite Index	14.32%	11.24%	9.68%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.81%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	9.87%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38148U197-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P: GAFPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Among the Portfolio’s underlying funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs U.S. Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  Relative to the Enhanced Dividend Global Equity Composite Index, the Portfolio was hurt by its strategic asset allocation.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  As global equity markets recorded double-digit gains, the call writing strategies of two of the Portfolio’s underlying funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  Another underlying fund, the Goldman Sachs Emerging Markets Equity Insights Fund, underperformed its benchmark index.

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's performance benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,280	$10,309	$10,073	$10,224
8/19	$10,131	$10,349	$10,828	$10,078
8/20	$10,862	$11,853	$11,421	$11,634
8/21	$13,692	$15,058	$11,341	$15,137
8/22	$12,424	$13,016	$10,483	$12,679
8/23	$13,940	$14,591	$10,465	$14,369
8/24	$16,551	$17,665	$11,120	$17,619
8/25	$18,535	$20,195	$11,590	$20,350

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	11.99%	11.27%	8.72%
EDGE Composite Index	14.32%	11.24%	9.99%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	2.02%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Key Fund Statistics

Total Net Assets as of Period End	$471,883,137
# of Portfolio Holdings as of Period End	17
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$614,533

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	86.1%
Exchange-Traded Funds	5.8%
Investment Company	6.3%

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38150B830-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A: TAGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.55%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Relative to the Tax-Advantaged Global Composite Index, the Portfolio’s strategic allocation to equities contributed positively to returns. Specifically, the Portfolio benefited from its strategic underweight in European equities and its strategic overweight in U.S. equities, especially its exposure to U.S. large-cap technology stocks, as U.S. equities outperformed European equities during the annual period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two underlying funds in which the Portfolio held its largest weightings, outperformed its benchmark index.

  The Goldman Sachs International Small Cap Insights Fund, another underlying fund, outperformed its benchmark index.

Top Detractors from Performance:

  A strategic underweight in emerging markets equities detracted from the Portfolio’s relative performance, as emerging markets equities outperformed U.S. large-cap equities and non-U.S. developed markets equities during the annual period.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  The other underlying fund in which the Portfolio held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another underlying fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$10,000	$9,450	$10,000	$10,000	$10,000
8/16	$10,490	$9,913	$10,697	$10,311	$10,737
8/17	$12,088	$11,423	$12,328	$10,314	$12,571
8/18	$13,636	$12,886	$13,704	$10,180	$14,054
8/19	$12,960	$12,247	$13,758	$10,944	$13,853
8/20	$14,551	$13,751	$15,757	$11,543	$15,992
8/21	$18,668	$17,641	$20,017	$11,463	$20,807
8/22	$16,317	$15,420	$17,303	$10,595	$17,428
8/23	$18,290	$17,284	$19,396	$10,577	$19,752
8/24	$22,532	$21,292	$23,483	$11,239	$24,219
8/25	$25,612	$24,203	$26,846	$11,714	$27,973

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	13.67%	11.96%	9.85%
Class A Including sale charges	7.42%	10.70%	9.23%
TAG Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B120-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class: TIGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Relative to the Tax-Advantaged Global Composite Index, the Portfolio’s strategic allocation to equities contributed positively to returns. Specifically, the Portfolio benefited from its strategic underweight in European equities and its strategic overweight in U.S. equities, especially its exposure to U.S. large-cap technology stocks, as U.S. equities outperformed European equities during the annual period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two underlying funds in which the Portfolio held its largest weightings, outperformed its benchmark index.

  The Goldman Sachs International Small Cap Insights Fund, another underlying fund, outperformed its benchmark index.

Top Detractors from Performance:

  A strategic underweight in emerging markets equities detracted from the Portfolio’s relative performance, as emerging markets equities outperformed U.S. large-cap equities and non-U.S. developed markets equities during the annual period.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  The other underlying fund in which the Portfolio held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another underlying fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,052,400	$1,069,700	$1,031,085	$1,073,700
8/17	$1,218,048	$1,232,829	$1,031,423	$1,257,088
8/18	$1,380,292	$1,370,413	$1,018,046	$1,405,424
8/19	$1,316,660	$1,375,758	$1,094,392	$1,385,327
8/20	$1,483,086	$1,575,655	$1,154,339	$1,599,221
8/21	$1,910,363	$2,001,712	$1,146,253	$2,080,747
8/22	$1,675,198	$1,730,280	$1,059,495	$1,742,833
8/23	$1,884,765	$1,939,644	$1,057,707	$1,975,153
8/24	$2,330,700	$2,348,327	$1,123,882	$2,421,933
8/25	$2,658,630	$2,684,607	$1,171,414	$2,797,332

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	14.07%	12.38%	10.26%
TAG Composite Index	14.32%	11.24%	10.37%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.59%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B112-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6: TRGGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.18%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Relative to the Tax-Advantaged Global Composite Index, the Portfolio’s strategic allocation to equities contributed positively to returns. Specifically, the Portfolio benefited from its strategic underweight in European equities and its strategic overweight in U.S. equities, especially its exposure to U.S. large-cap technology stocks, as U.S. equities outperformed European equities during the annual period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two underlying funds in which the Portfolio held its largest weightings, outperformed its benchmark index.

  The Goldman Sachs International Small Cap Insights Fund, another underlying fund, outperformed its benchmark index.

Top Detractors from Performance:

  A strategic underweight in emerging markets equities detracted from the Portfolio’s relative performance, as emerging markets equities outperformed U.S. large-cap equities and non-U.S. developed markets equities during the annual period.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  The other underlying fund in which the Portfolio held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another underlying fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,558	$10,378	$9,970	$10,353
8/19	$10,075	$10,418	$10,718	$10,205
8/20	$11,347	$11,932	$11,305	$11,781
8/21	$14,620	$15,159	$11,226	$15,328
8/22	$12,830	$13,103	$10,376	$12,839
8/23	$14,430	$14,689	$10,359	$14,550
8/24	$17,846	$17,784	$11,007	$17,841
8/25	$20,360	$20,330	$11,472	$20,606

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	14.09%	12.40%	9.70%
TAG Composite Index	14.32%	11.24%	9.68%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	1.81%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	9.87%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38148U189-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P: GSKPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.18%

How did the Fund perform and what affected its performance?

The broad global equity market posted positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Strong performance overall was supported by solid corporate earnings, ongoing investor interest in artificial intelligence, a resilient U.S. economy, softening monetary policy consensus expectations and a broad economic rebound late in the annual period in both developed and emerging international markets—all despite ongoing macroeconomic and geopolitical risks and the overhang of uncertainty around U.S.-imposed tariffs on countries around the world.

Top Contributors to Performance:

  Relative to the Tax-Advantaged Global Composite Index, the Portfolio’s strategic allocation to equities contributed positively to returns. Specifically, the Portfolio benefited from its strategic underweight in European equities and its strategic overweight in U.S. equities, especially its exposure to U.S. large-cap technology stocks, as U.S. equities outperformed European equities during the annual period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two underlying funds in which the Portfolio held its largest weightings, outperformed its benchmark index.

  The Goldman Sachs International Small Cap Insights Fund, another underlying fund, outperformed its benchmark index.

Top Detractors from Performance:

  A strategic underweight in emerging markets equities detracted from the Portfolio’s relative performance, as emerging markets equities outperformed U.S. large-cap equities and non-U.S. developed markets equities during the annual period.

  Tactical allocations to U.S. and European health care equities detracted from relative performance given that the health care sector lagged many other equity market sectors. The annual period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  The other underlying fund in which the Portfolio held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another underlying fund, underperformed its benchmark index.

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,398	$10,309	$10,073	$10,224
8/19	$9,920	$10,349	$10,828	$10,078
8/20	$11,172	$11,853	$11,421	$11,634
8/21	$14,397	$15,058	$11,341	$15,137
8/22	$12,629	$13,016	$10,483	$12,679
8/23	$14,211	$14,591	$10,465	$14,369
8/24	$17,574	$17,665	$11,120	$17,619
8/25	$20,048	$20,195	$11,590	$20,350

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	14.08%	12.40%	9.88%
TAG Composite Index	14.32%	11.24%	9.99%
Bloomberg U.S. Intermediate Treasury Index	4.23%	0.29%	2.02%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Key Fund Statistics

Total Net Assets as of Period End	$5,137,955,092
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	28%
Total Net Advisory Fees Paid for the Period	$6,357,990

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2024, the Fund revised the principal risks of the underlying funds in which it invests.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	91.5%
Exchange-Traded Funds	0.8%
Investment Company	5.9%

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38150B236-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced U.S. Equity Fund

Class A: GALLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.87%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the utilities, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  An out-of-benchmark position in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Vistra, an integrated retail electricity and power generation company, proved beneficial, as demand grew significantly across various business pipelines, including data centers, industrial build-out projects, oil and gas electrification and liquified natural gas projects.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also dampened results, albeit modestly.

  Stock selection in the consumer discretionary, information technology and health care sectors detracted as did having an underweight to consumer discretionary.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group. Higher than consensus expected care costs and an unfavorable client mix dynamic pressured its profitability.

  An underweight in Palantir Technologies, a software platforms builder for data-driven operations, detracted, as its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An underweight in electric vehicle maker Tesla hurt. Its share price rose due to stronger than consensus expected vehicle deliveries and excitement over the company’s Robotaxi launch.

Goldman Sachs Enhanced U.S. Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
9/1/15	$10,000	$9,450	$10,000
8/16	$10,494	$9,917	$11,255
8/17	$12,607	$11,914	$13,082
8/18	$14,980	$14,156	$15,654
8/19	$15,440	$14,591	$16,111
8/20	$18,876	$17,837	$19,645
8/21	$24,561	$23,210	$25,769
8/22	$21,746	$20,550	$22,875
8/23	$25,643	$24,233	$26,521
8/24	$32,036	$30,274	$33,719
8/25	$36,101	$34,116	$39,074

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	12.69%	13.84%	13.69%
Class A Including sale charges	6.47%	12.56%	13.05%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced U.S. Equity Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Goldman Sachs Enhanced U.S. Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity Fund

38145C109-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced U.S. Equity Fund

Class C: GCLLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$157	1.48%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the utilities, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  An out-of-benchmark position in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Vistra, an integrated retail electricity and power generation company, proved beneficial, as demand grew significantly across various business pipelines, including data centers, industrial build-out projects, oil and gas electrification and liquified natural gas projects.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also dampened results, albeit modestly.

  Stock selection in the consumer discretionary, information technology and health care sectors detracted as did having an underweight to consumer discretionary.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group. Higher than consensus expected care costs and an unfavorable client mix dynamic pressured its profitability.

  An underweight in Palantir Technologies, a software platforms builder for data-driven operations, detracted, as its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An underweight in electric vehicle maker Tesla hurt. Its share price rose due to stronger than consensus expected vehicle deliveries and excitement over the company’s Robotaxi launch.

Goldman Sachs Enhanced U.S. Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
9/1/15	$10,000	$9,900	$10,000
8/16	$10,413	$10,309	$11,255
8/17	$12,410	$12,286	$13,082
8/18	$14,644	$14,498	$15,654
8/19	$14,981	$14,831	$16,111
8/20	$18,161	$17,980	$19,645
8/21	$23,463	$23,228	$25,769
8/22	$20,631	$20,424	$22,875
8/23	$24,142	$23,901	$26,521
8/24	$29,946	$29,646	$33,719
8/25	$33,530	$33,195	$39,074

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	11.97%	13.04%	12.85%
Class C Including sale charges	10.95%	13.04%	12.85%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced U.S. Equity Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Goldman Sachs Enhanced U.S. Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity Fund

38145C208-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced U.S. Equity Fund

Institutional Class: GILLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the utilities, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  An out-of-benchmark position in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Vistra, an integrated retail electricity and power generation company, proved beneficial, as demand grew significantly across various business pipelines, including data centers, industrial build-out projects, oil and gas electrification and liquified natural gas projects.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also dampened results, albeit modestly.

  Stock selection in the consumer discretionary, information technology and health care sectors detracted as did having an underweight to consumer discretionary.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group. Higher than consensus expected care costs and an unfavorable client mix dynamic pressured its profitability.

  An underweight in Palantir Technologies, a software platforms builder for data-driven operations, detracted, as its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An underweight in electric vehicle maker Tesla hurt. Its share price rose due to stronger than consensus expected vehicle deliveries and excitement over the company’s Robotaxi launch.

Goldman Sachs Enhanced U.S. Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	S&P 500® Index
9/1/15	$1,000,000	$1,000,000
8/16	$1,053,100	$1,125,500
8/17	$1,270,144	$1,308,169
8/18	$1,515,155	$1,565,355
8/19	$1,567,731	$1,611,063
8/20	$1,922,038	$1,964,530
8/21	$2,510,566	$2,576,874
8/22	$2,231,893	$2,287,491
8/23	$2,640,329	$2,652,117
8/24	$3,312,557	$3,371,902
8/25	$3,743,189	$3,907,360

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	13.00%	14.25%	14.10%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced U.S. Equity Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Goldman Sachs Enhanced U.S. Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity Fund

38145C307-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced U.S. Equity Fund

Investor Class: GSLLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$71	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the utilities, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  An out-of-benchmark position in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Vistra, an integrated retail electricity and power generation company, proved beneficial, as demand grew significantly across various business pipelines, including data centers, industrial build-out projects, oil and gas electrification and liquified natural gas projects.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also dampened results, albeit modestly.

  Stock selection in the consumer discretionary, information technology and health care sectors detracted as did having an underweight to consumer discretionary.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group. Higher than consensus expected care costs and an unfavorable client mix dynamic pressured its profitability.

  An underweight in Palantir Technologies, a software platforms builder for data-driven operations, detracted, as its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An underweight in electric vehicle maker Tesla hurt. Its share price rose due to stronger than consensus expected vehicle deliveries and excitement over the company’s Robotaxi launch.

Goldman Sachs Enhanced U.S. Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	S&P 500® Index
9/1/15	$10,000	$10,000
8/16	$10,522	$11,255
8/17	$12,672	$13,082
8/18	$15,089	$15,654
8/19	$15,602	$16,111
8/20	$19,113	$19,645
8/21	$24,921	$25,769
8/22	$22,128	$22,875
8/23	$26,142	$26,521
8/24	$32,756	$33,719
8/25	$36,991	$39,074

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	12.93%	14.11%	13.96%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced U.S. Equity Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Goldman Sachs Enhanced U.S. Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity Fund

38145C505-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced U.S. Equity Fund

Class R6: GFCUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the utilities, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  An out-of-benchmark position in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Vistra, an integrated retail electricity and power generation company, proved beneficial, as demand grew significantly across various business pipelines, including data centers, industrial build-out projects, oil and gas electrification and liquified natural gas projects.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also dampened results, albeit modestly.

  Stock selection in the consumer discretionary, information technology and health care sectors detracted as did having an underweight to consumer discretionary.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group. Higher than consensus expected care costs and an unfavorable client mix dynamic pressured its profitability.

  An underweight in Palantir Technologies, a software platforms builder for data-driven operations, detracted, as its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An underweight in electric vehicle maker Tesla hurt. Its share price rose due to stronger than consensus expected vehicle deliveries and excitement over the company’s Robotaxi launch.

Goldman Sachs Enhanced U.S. Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	S&P 500® Index
9/1/15	$10,000	$10,000
8/16	$10,531	$11,255
8/17	$12,701	$13,082
8/18	$15,149	$15,654
8/19	$15,675	$16,111
8/20	$19,228	$19,645
8/21	$25,120	$25,769
8/22	$22,326	$22,875
8/23	$26,425	$26,521
8/24	$33,153	$33,719
8/25	$37,457	$39,074

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	12.98%	14.26%	14.10%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced U.S. Equity Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Goldman Sachs Enhanced U.S. Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity Fund

38147X374-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced U.S. Equity Fund

Class R: GRLLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$110	1.04%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the utilities, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  An out-of-benchmark position in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Vistra, an integrated retail electricity and power generation company, proved beneficial, as demand grew significantly across various business pipelines, including data centers, industrial build-out projects, oil and gas electrification and liquified natural gas projects.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also dampened results, albeit modestly.

  Stock selection in the consumer discretionary, information technology and health care sectors detracted as did having an underweight to consumer discretionary.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group. Higher than consensus expected care costs and an unfavorable client mix dynamic pressured its profitability.

  An underweight in Palantir Technologies, a software platforms builder for data-driven operations, detracted, as its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An underweight in electric vehicle maker Tesla hurt. Its share price rose due to stronger than consensus expected vehicle deliveries and excitement over the company’s Robotaxi launch.

Goldman Sachs Enhanced U.S. Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	S&P 500® Index
9/1/15	$10,000	$10,000
8/16	$10,462	$11,255
8/17	$12,537	$13,082
8/18	$14,856	$15,654
8/19	$15,285	$16,111
8/20	$18,624	$19,645
8/21	$24,170	$25,769
8/22	$21,347	$22,875
8/23	$25,108	$26,521
8/24	$31,315	$33,719
8/25	$35,198	$39,074

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	12.40%	13.57%	13.40%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced U.S. Equity Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Goldman Sachs Enhanced U.S. Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity Fund

38145C406-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Enhanced U.S. Equity Fund

Class P: GGZPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$59	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the utilities, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  An out-of-benchmark position in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Vistra, an integrated retail electricity and power generation company, proved beneficial, as demand grew significantly across various business pipelines, including data centers, industrial build-out projects, oil and gas electrification and liquified natural gas projects.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation as a whole also dampened results, albeit modestly.

  Stock selection in the consumer discretionary, information technology and health care sectors detracted as did having an underweight to consumer discretionary.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group. Higher than consensus expected care costs and an unfavorable client mix dynamic pressured its profitability.

  An underweight in Palantir Technologies, a software platforms builder for data-driven operations, detracted, as its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An underweight in electric vehicle maker Tesla hurt. Its share price rose due to stronger than consensus expected vehicle deliveries and excitement over the company’s Robotaxi launch.

Goldman Sachs Enhanced U.S. Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	S&P 500® Index
4/17/18	$10,000	$10,000
8/18	$10,675	$10,801
8/19	$11,055	$11,116
8/20	$13,559	$13,555
8/21	$17,701	$17,781
8/22	$15,742	$15,784
8/23	$18,629	$18,300
8/24	$23,379	$23,266
8/25	$26,423	$26,961

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	13.02%	14.27%	14.07%
S&P 500® Index	15.88%	14.73%	14.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Enhanced U.S. Equity Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$455,064,744
# of Portfolio Holdings as of Period End	115
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,177,714

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 25, 2025, the Fund changed its name from the Goldman Sachs Enhanced Core Equity Fund to the Goldman Sachs Enhanced U.S. Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its assets in equity investments in small-, mid- and large-cap issuers. These changes will not materially affect how the Fund is managed, its portfolio holdings, or the Fund’s investment objective.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Enhanced U.S. Equity ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.5%
Financials	12.9%
Consumer Discretionary	11.1%
Communication Services	10.8%
Industrials	9.5%
Health Care	7.9%
Consumer Staples	4.1%
Energy	3.2%
Real Estate	2.7%
Other	4.0%

Goldman Sachs Enhanced U.S. Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced U.S. Equity Fund

38150B780-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Class A: GSCGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$108	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000
8/16	$10,581	$9,999	$11,169
8/17	$12,853	$12,146	$12,974
8/18	$15,682	$14,819	$15,545
8/19	$16,265	$15,370	$15,932
8/20	$19,897	$18,803	$19,517
8/21	$26,340	$24,891	$25,812
8/22	$22,291	$21,065	$22,466
8/23	$25,887	$24,463	$25,926
8/24	$32,048	$30,285	$32,823
8/25	$37,211	$35,164	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	16.11%	13.33%	14.03%
Class A Including sale charges	9.73%	12.06%	13.39%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38141W638-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Class C: GSPCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000
8/16	$10,500	$10,395	$11,169
8/17	$12,662	$12,535	$12,974
8/18	$15,335	$15,182	$15,545
8/19	$15,796	$15,639	$15,932
8/20	$19,182	$18,990	$19,517
8/21	$25,207	$24,955	$25,812
8/22	$21,163	$20,952	$22,466
8/23	$24,406	$24,162	$25,926
8/24	$29,982	$29,683	$32,823
8/25	$34,561	$34,215	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	15.27%	12.49%	13.19%
Class C Including sale charges	14.12%	12.49%	13.19%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B344-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Institutional Class: GSPIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000
8/16	$1,062,100	$1,116,900
8/17	$1,295,337	$1,297,391
8/18	$1,586,788	$1,554,534
8/19	$1,652,481	$1,593,242
8/20	$2,028,916	$1,951,721
8/21	$2,695,618	$2,581,151
8/22	$2,289,119	$2,246,634
8/23	$2,667,739	$2,592,616
8/24	$3,312,532	$3,282,252
8/25	$3,858,768	$3,815,289

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	16.49%	13.71%	14.45%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B146-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Service Class: GSPSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$130	1.20%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,567	$11,169
8/17	$12,824	$12,974
8/18	$15,634	$15,545
8/19	$16,192	$15,932
8/20	$19,785	$19,517
8/21	$26,158	$25,812
8/22	$22,103	$22,466
8/23	$25,638	$25,926
8/24	$31,680	$32,823
8/25	$36,708	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	15.87%	13.15%	13.88%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B138-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Investor Class: GSPTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	0.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,607	$11,169
8/17	$12,916	$12,974
8/18	$15,803	$15,545
8/19	$16,429	$15,932
8/20	$20,147	$19,517
8/21	$26,736	$25,812
8/22	$22,683	$22,466
8/23	$26,410	$25,926
8/24	$32,775	$32,823
8/25	$38,150	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	16.40%	13.61%	14.31%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38144N452-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Class R6: GSPUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,621	$11,169
8/17	$12,957	$12,974
8/18	$15,876	$15,545
8/19	$16,530	$15,932
8/20	$20,295	$19,517
8/21	$26,976	$25,812
8/22	$22,911	$22,466
8/23	$26,703	$25,926
8/24	$33,162	$32,823
8/25	$38,624	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	16.47%	13.73%	14.46%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38147X390-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Class R: GSPRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$135	1.25%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Index
9/1/15	$10,000	$10,000
8/16	$10,552	$11,169
8/17	$12,788	$12,974
8/18	$15,567	$15,545
8/19	$16,107	$15,932
8/20	$19,644	$19,517
8/21	$25,948	$25,812
8/22	$21,905	$22,466
8/23	$25,377	$25,926
8/24	$31,336	$32,823
8/25	$36,290	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	15.81%	13.05%	13.75%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38144N460-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Equity Fund

Class P: GGGPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$75	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection decisions overall contributed most positively to the Fund’s relative results, especially in the industrials, communication services and consumer discretionary sectors.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in cruise line operator Royal Caribbean Cruises proved beneficial given robust demand and favorable pricing dynamics. Financial strength, coupled with the introduction of new ships, expanded strategic initiatives and an effective management team further improved market sentiment toward the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution. The company’s stock buyback program further bolstered investor sentiment.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results.

  Stock selection in the materials and health care sectors detracted. So, too, did overweights to the materials and health care sectors and an underweight to the financials sector.

  The Fund’s top detractor was an overweight in water technology provider Xylem. Headwinds related to macroeconomic uncertainty, slowing government infrastructure spending and high stock valuations pressured its stock, despite the company delivering strong earnings results.

  An overweight in semiconductor company Marvell Technology detracted from results. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An underweight in multimedia and entertainment company Walt Disney Company hurt, as the timing of the Fund’s position proved unfavorable. Amid concerns of an underwhelming new content pipeline and potential consumer spending weakness, we exited the position, but the exit turned out to be mistimed, thus leading the position to dampen relative results.

Goldman Sachs Large Cap Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Index
4/17/18	$10,000	$10,000
8/18	$10,704	$10,813
8/19	$11,146	$11,082
8/20	$13,687	$13,576
8/21	$18,191	$17,954
8/22	$15,447	$15,627
8/23	$18,005	$18,034
8/24	$22,363	$22,831
8/25	$26,048	$26,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	16.48%	13.73%	13.85%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Equity Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,397,369,429
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	56%
Total Net Advisory Fees Paid for the Period	$8,816,701

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its name from the Goldman Sachs Large Cap Core Fund to the Goldman Sachs Large Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by large cap companies. These changes will not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.6%
Financials	13.4%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	9.9%
Communication Services	8.9%
Consumer Staples	4.6%
Materials	3.5%
Energy	3.2%
Other	4.1%

Goldman Sachs Large Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38150B608-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Class A: GGOAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.15%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,340	$9,771	$10,700	$11,144
8/17	$11,726	$11,081	$12,254	$12,934
8/18	$13,997	$13,227	$15,324	$15,553
8/19	$15,117	$14,285	$16,238	$15,757
8/20	$19,490	$18,418	$20,063	$19,135
8/21	$26,087	$24,652	$27,120	$25,457
8/22	$19,323	$18,260	$19,881	$22,076
8/23	$20,822	$19,677	$22,466	$25,335
8/24	$23,781	$22,473	$26,750	$31,957
8/25	$29,515	$27,891	$33,818	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.11%	8.65%	11.42%
Class A Including sale charges	17.28%	7.42%	10.79%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y104-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Class C: GGOCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,267	$10,164	$10,700	$11,144
8/17	$11,549	$11,434	$12,254	$12,934
8/18	$13,688	$13,551	$15,324	$15,553
8/19	$14,679	$14,533	$16,238	$15,757
8/20	$18,781	$18,593	$20,063	$19,135
8/21	$24,958	$24,708	$27,120	$25,457
8/22	$18,369	$18,185	$19,881	$22,076
8/23	$19,655	$19,458	$22,466	$25,335
8/24	$22,288	$22,066	$26,750	$31,957
8/25	$27,448	$27,174	$33,818	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.15%	7.88%	10.62%
Class C Including sale charges	22.06%	7.88%	10.62%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y302-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Institutional Class: GGOIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.85%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,037,700	$1,070,000	$1,114,400
8/17	$1,181,006	$1,225,364	$1,293,373
8/18	$1,414,609	$1,532,440	$1,555,281
8/19	$1,532,588	$1,623,774	$1,575,655
8/20	$1,983,475	$2,006,335	$1,913,475
8/21	$2,663,212	$2,711,963	$2,545,687
8/22	$1,979,033	$1,988,140	$2,207,620
8/23	$2,139,533	$2,246,598	$2,533,465
8/24	$2,452,118	$2,675,024	$3,195,712
8/25	$3,051,661	$3,381,766	$3,701,913

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	24.45%	9.00%	11.79%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y401-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Service Class: GGOSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$151	1.35%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,328	$10,700	$11,144
8/17	$11,693	$12,254	$12,934
8/18	$13,940	$15,324	$15,553
8/19	$15,030	$16,238	$15,757
8/20	$19,348	$20,063	$19,135
8/21	$25,847	$27,120	$25,457
8/22	$19,111	$19,881	$22,076
8/23	$20,571	$22,466	$25,335
8/24	$23,441	$26,750	$31,957
8/25	$29,050	$33,818	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	23.93%	8.47%	11.25%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y500-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Investor Class: GGOTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,365	$10,700	$11,144
8/17	$11,786	$12,254	$12,934
8/18	$14,101	$15,324	$15,553
8/19	$15,275	$16,238	$15,757
8/20	$19,742	$20,063	$19,135
8/21	$26,492	$27,120	$25,457
8/22	$19,660	$19,881	$22,076
8/23	$21,250	$22,466	$25,335
8/24	$24,331	$26,750	$31,957
8/25	$30,273	$33,818	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	24.42%	8.92%	11.70%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N346-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Class R6: GGOUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,382	$10,700	$11,144
8/17	$11,815	$12,254	$12,934
8/18	$14,154	$15,324	$15,553
8/19	$15,336	$16,238	$15,757
8/20	$19,851	$20,063	$19,135
8/21	$26,654	$27,120	$25,457
8/22	$19,806	$19,881	$22,076
8/23	$21,411	$22,466	$25,335
8/24	$24,545	$26,750	$31,957
8/25	$30,546	$33,818	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	24.45%	9.00%	11.80%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38148U601-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Class R: GGORX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$157	1.40%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell Midcap® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,312	$10,700	$11,144
8/17	$11,666	$12,254	$12,934
8/18	$13,889	$15,324	$15,553
8/19	$14,966	$16,238	$15,757
8/20	$19,255	$20,063	$19,135
8/21	$25,694	$27,120	$25,457
8/22	$18,988	$19,881	$22,076
8/23	$20,418	$22,466	$25,335
8/24	$23,266	$26,750	$31,957
8/25	$28,785	$33,818	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	23.72%	8.37%	11.14%
Russell Midcap® Growth Index	26.42%	11.00%	12.95%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N353-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Growth Fund

Class P: GGQPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$94	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, albeit modestly.

  Stock selection in the industrials, energy and consumer discretionary sectors helped most. Also bolstering results was an underweight to consumer discretionary.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company positioned itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in semiconductor-based power electronic solutions company Monolithic Power Systems contributed positively. The company delivered strong financial results and positive forward-looking guidance, benefiting from strong demand across is various business segments on the back of AI tailwinds.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted most from the Fund’s relative results, especially an overweight to health care and an underweight to information technology.

  Stock selection in the health care, financials and information technology sectors further dampened results.

  The Fund’s top detractor was an underweight in Palantir Technologies, a software platforms builder for data-driven operations. Its share price rallied on the back of excitement around its AI initiatives and following strong earnings results.

  An out-of-benchmark position in medical device company Cooper Companies detracted. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  An underweight in Roblox, a 3D online gaming and social platform operator, hurt. Its stock soared as its customer base rapidly grew, time spent playing games increased and its target age demographic expanded.

Goldman Sachs Mid Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell Midcap® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,550	$10,945	$10,833
8/19	$11,434	$11,597	$10,975
8/20	$14,799	$14,330	$13,328
8/21	$19,869	$19,369	$17,731
8/22	$14,767	$14,200	$15,377
8/23	$15,970	$16,046	$17,646
8/24	$18,297	$19,106	$22,259
8/25	$22,778	$24,153	$25,785

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.49%	9.00%	11.80%
Russell Midcap® Growth Index	26.42%	11.00%	12.69%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Growth Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,018,778,262
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	79%
Total Net Advisory Fees Paid for the Period	$7,691,523

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.1%
Consumer Discretionary	18.4%
Health Care	18.0%
Information Technology	16.5%
Financials	8.3%
Communication Services	6.0%
Utilities	2.8%
Consumer Staples	2.7%
Materials	1.9%
Other	3.4%

Goldman Sachs Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38150B699-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Growth Fund

Class A: GSBDX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.22%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted results, especially underweights to health care and energy.

  Stock selection in health care, consumer discretionary and energy further bolstered results.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in digital health care company iRhythm Technologies contributed positively, driven by an outpacing of consensus expectations in its first quarter 2025 earnings report, underpinned, in turn, by significant volume demand supporting revenue growth and market share gains.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the information technology, materials and industrials sectors. An underweight to materials further dampened results.

  The Fund’s top detractor was an overweight position in medical technology company TransMedics Group. Its stock faced pressure from a decline in overall U.S. transplants amid seasonality headwinds, appointment of a new Chief Financial Officer and a revised 2024 financial outlook.

  An out-of-benchmark position in RH, a luxury home furnishings retailer, detracted, as tariff concerns mounted. Such uncertainty had a pronounced effect on RH, as the company sources a majority of its products from Asia. A challenged housing market also drove its stock price down.

  An overweight in home care, hospice and senior living services provider Pennant Group dampened results on the back of concerns about potential government spending cuts, which were a headwind to the health care services industry broadly.

Goldman Sachs Small Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,450	$10,000	$10,000
8/20	$12,830	$12,124	$11,498	$11,683
8/21	$18,202	$17,201	$15,592	$15,543
8/22	$13,369	$12,634	$11,654	$13,479
8/23	$14,388	$13,597	$12,444	$15,468
8/24	$17,766	$16,789	$14,643	$19,512
8/25	$19,456	$18,386	$16,177	$22,603

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced October 31, 2019)	9.51%	8.68%	12.08%
Class A Including sale charges (Commenced on October 31, 2019)	3.51%	7.45%	11.00%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Goldman Sachs Small Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C182-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Growth Fund

Class C: GSBAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	1.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted results, especially underweights to health care and energy.

  Stock selection in health care, consumer discretionary and energy further bolstered results.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in digital health care company iRhythm Technologies contributed positively, driven by an outpacing of consensus expectations in its first quarter 2025 earnings report, underpinned, in turn, by significant volume demand supporting revenue growth and market share gains.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the information technology, materials and industrials sectors. An underweight to materials further dampened results.

  The Fund’s top detractor was an overweight position in medical technology company TransMedics Group. Its stock faced pressure from a decline in overall U.S. transplants amid seasonality headwinds, appointment of a new Chief Financial Officer and a revised 2024 financial outlook.

  An out-of-benchmark position in RH, a luxury home furnishings retailer, detracted, as tariff concerns mounted. Such uncertainty had a pronounced effect on RH, as the company sources a majority of its products from Asia. A challenged housing market also drove its stock price down.

  An overweight in home care, hospice and senior living services provider Pennant Group dampened results on the back of concerns about potential government spending cuts, which were a headwind to the health care services industry broadly.

Goldman Sachs Small Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,900	$10,000	$10,000
8/20	$12,744	$12,617	$11,498	$11,683
8/21	$17,951	$17,772	$15,592	$15,543
8/22	$13,090	$12,959	$11,654	$13,479
8/23	$13,976	$13,836	$12,444	$15,468
8/24	$17,138	$16,966	$14,643	$19,512
8/25	$18,623	$18,437	$16,177	$22,603

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced October 31, 2019)	8.67%	7.88%	11.24%
Class C Including sale charges (Commenced on October 31, 2019)	7.67%	7.88%	11.24%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Goldman Sachs Small Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C174-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Growth Fund

Institutional Class: GSAJX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.91%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted results, especially underweights to health care and energy.

  Stock selection in health care, consumer discretionary and energy further bolstered results.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in digital health care company iRhythm Technologies contributed positively, driven by an outpacing of consensus expectations in its first quarter 2025 earnings report, underpinned, in turn, by significant volume demand supporting revenue growth and market share gains.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the information technology, materials and industrials sectors. An underweight to materials further dampened results.

  The Fund’s top detractor was an overweight position in medical technology company TransMedics Group. Its stock faced pressure from a decline in overall U.S. transplants amid seasonality headwinds, appointment of a new Chief Financial Officer and a revised 2024 financial outlook.

  An out-of-benchmark position in RH, a luxury home furnishings retailer, detracted, as tariff concerns mounted. Such uncertainty had a pronounced effect on RH, as the company sources a majority of its products from Asia. A challenged housing market also drove its stock price down.

  An overweight in home care, hospice and senior living services provider Pennant Group dampened results on the back of concerns about potential government spending cuts, which were a headwind to the health care services industry broadly.

Goldman Sachs Small Cap Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$1,000,000	$1,000,000	$1,000,000
8/20	$1,286,800	$1,149,800	$1,168,300
8/21	$1,831,888	$1,559,244	$1,554,306
8/22	$1,351,751	$1,165,379	$1,347,894
8/23	$1,458,404	$1,244,391	$1,546,844
8/24	$1,808,275	$1,464,275	$1,951,189
8/25	$1,985,666	$1,617,732	$2,260,257

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Institutional (Commenced October 31, 2019)	9.81%	9.06%	12.47%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Goldman Sachs Small Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C141-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Growth Fund

Investor Class: GSAHX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted results, especially underweights to health care and energy.

  Stock selection in health care, consumer discretionary and energy further bolstered results.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in digital health care company iRhythm Technologies contributed positively, driven by an outpacing of consensus expectations in its first quarter 2025 earnings report, underpinned, in turn, by significant volume demand supporting revenue growth and market share gains.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the information technology, materials and industrials sectors. An underweight to materials further dampened results.

  The Fund’s top detractor was an overweight position in medical technology company TransMedics Group. Its stock faced pressure from a decline in overall U.S. transplants amid seasonality headwinds, appointment of a new Chief Financial Officer and a revised 2024 financial outlook.

  An out-of-benchmark position in RH, a luxury home furnishings retailer, detracted, as tariff concerns mounted. Such uncertainty had a pronounced effect on RH, as the company sources a majority of its products from Asia. A challenged housing market also drove its stock price down.

  An overweight in home care, hospice and senior living services provider Pennant Group dampened results on the back of concerns about potential government spending cuts, which were a headwind to the health care services industry broadly.

Goldman Sachs Small Cap Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,855	$11,498	$11,683
8/21	$18,281	$15,592	$15,543
8/22	$13,460	$11,654	$13,479
8/23	$14,526	$12,444	$15,468
8/24	$17,988	$14,643	$19,512
8/25	$19,749	$16,177	$22,603

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Investor (Commenced October 31, 2019)	9.79%	8.96%	12.36%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Goldman Sachs Small Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C133-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Growth Fund

Class R6: GSBEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted results, especially underweights to health care and energy.

  Stock selection in health care, consumer discretionary and energy further bolstered results.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in digital health care company iRhythm Technologies contributed positively, driven by an outpacing of consensus expectations in its first quarter 2025 earnings report, underpinned, in turn, by significant volume demand supporting revenue growth and market share gains.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the information technology, materials and industrials sectors. An underweight to materials further dampened results.

  The Fund’s top detractor was an overweight position in medical technology company TransMedics Group. Its stock faced pressure from a decline in overall U.S. transplants amid seasonality headwinds, appointment of a new Chief Financial Officer and a revised 2024 financial outlook.

  An out-of-benchmark position in RH, a luxury home furnishings retailer, detracted, as tariff concerns mounted. Such uncertainty had a pronounced effect on RH, as the company sources a majority of its products from Asia. A challenged housing market also drove its stock price down.

  An overweight in home care, hospice and senior living services provider Pennant Group dampened results on the back of concerns about potential government spending cuts, which were a headwind to the health care services industry broadly.

Goldman Sachs Small Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,329	$15,592	$15,543
8/22	$13,518	$11,654	$13,479
8/23	$14,596	$12,444	$15,468
8/24	$18,084	$14,643	$19,512
8/25	$19,858	$16,177	$22,603

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced October 31, 2019)	9.81%	9.06%	12.47%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Goldman Sachs Small Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C158-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Growth Fund

Class P: GSADX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$94	0.90%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted results, especially underweights to health care and energy.

  Stock selection in health care, consumer discretionary and energy further bolstered results.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in digital health care company iRhythm Technologies contributed positively, driven by an outpacing of consensus expectations in its first quarter 2025 earnings report, underpinned, in turn, by significant volume demand supporting revenue growth and market share gains.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the information technology, materials and industrials sectors. An underweight to materials further dampened results.

  The Fund’s top detractor was an overweight position in medical technology company TransMedics Group. Its stock faced pressure from a decline in overall U.S. transplants amid seasonality headwinds, appointment of a new Chief Financial Officer and a revised 2024 financial outlook.

  An out-of-benchmark position in RH, a luxury home furnishings retailer, detracted, as tariff concerns mounted. Such uncertainty had a pronounced effect on RH, as the company sources a majority of its products from Asia. A challenged housing market also drove its stock price down.

  An overweight in home care, hospice and senior living services provider Pennant Group dampened results on the back of concerns about potential government spending cuts, which were a headwind to the health care services industry broadly.

Goldman Sachs Small Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,320	$15,592	$15,543
8/22	$13,507	$11,654	$13,479
8/23	$14,587	$12,444	$15,468
8/24	$18,074	$14,643	$19,512
8/25	$19,847	$16,177	$22,603

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced October 31, 2019)	9.81%	9.05%	12.46%
Russell 2000® Growth Index	10.48%	7.06%	8.59%
Russell 3000® Index	15.84%	14.10%	14.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Growth Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$360,881,855
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$2,269,931

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.1%
Information Technology	23.9%
Health Care	21.6%
Consumer Discretionary	15.5%
Financials	9.1%
Consumer Staples	2.9%
Investment Company	2.5%
Materials	1.2%
Communication Services	0.4%

Goldman Sachs Small Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C125-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class A: GSMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.25%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$9,943	$9,396	$10,465	$11,144
8/17	$11,313	$10,691	$12,094	$12,934
8/18	$14,166	$13,387	$15,744	$15,553
8/19	$14,780	$13,967	$15,162	$15,757
8/20	$19,687	$18,604	$18,496	$19,135
8/21	$27,374	$25,869	$25,181	$25,457
8/22	$19,260	$18,201	$18,714	$22,076
8/23	$20,366	$19,246	$20,129	$25,335
8/24	$23,810	$22,500	$23,303	$31,957
8/25	$23,624	$22,325	$25,946	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	-0.78%	3.71%	8.97%
Class A Including sale charges	-6.24%	2.55%	8.35%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H779-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class C: GSMGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	2.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$9,866	$9,767	$10,465	$11,144
8/17	$11,147	$11,035	$12,094	$12,934
8/18	$13,855	$13,717	$15,744	$15,553
8/19	$14,340	$14,197	$15,162	$15,757
8/20	$18,971	$18,781	$18,496	$19,135
8/21	$26,179	$25,918	$25,181	$25,457
8/22	$18,278	$18,096	$18,714	$22,076
8/23	$19,178	$18,986	$20,129	$25,335
8/24	$22,260	$22,037	$23,303	$31,957
8/25	$21,917	$21,698	$25,946	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	-1.54%	2.93%	8.16%
Class C Including sale charges	-2.52%	2.93%	8.16%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H753-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class: GSMYX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$997,900	$1,046,500	$1,114,400
8/17	$1,139,702	$1,209,440	$1,293,373
8/18	$1,432,491	$1,574,449	$1,555,281
8/19	$1,498,672	$1,516,194	$1,575,655
8/20	$2,002,975	$1,849,606	$1,913,475
8/21	$2,794,351	$2,518,053	$2,545,687
8/22	$1,972,253	$1,871,417	$2,207,620
8/23	$2,092,560	$2,012,896	$2,533,465
8/24	$2,453,317	$2,330,330	$3,195,712
8/25	$2,443,014	$2,594,589	$3,701,913

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	-0.42%	4.05%	9.34%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H746-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Service Class: GSMQX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$142	1.43%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,932	$10,465	$11,144
8/17	$11,282	$12,094	$12,934
8/18	$14,116	$15,744	$15,553
8/19	$14,699	$15,162	$15,757
8/20	$19,545	$18,496	$19,135
8/21	$27,124	$25,181	$25,457
8/22	$19,047	$18,714	$22,076
8/23	$20,104	$20,129	$25,335
8/24	$23,463	$23,303	$31,957
8/25	$23,245	$25,946	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	-0.93%	3.52%	8.79%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H738-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class: GTMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$100	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,969	$10,465	$11,144
8/17	$11,371	$12,094	$12,934
8/18	$14,278	$15,744	$15,553
8/19	$14,931	$15,162	$15,757
8/20	$19,940	$18,496	$19,135
8/21	$27,790	$25,181	$25,457
8/22	$19,600	$18,714	$22,076
8/23	$20,774	$20,129	$25,335
8/24	$24,350	$23,303	$31,957
8/25	$24,218	$25,946	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	-0.54%	3.96%	9.24%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N320-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class R6: GTMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,979	$10,465	$11,144
8/17	$11,402	$12,094	$12,934
8/18	$14,330	$15,744	$15,553
8/19	$14,999	$15,162	$15,757
8/20	$20,050	$18,496	$19,135
8/21	$27,971	$25,181	$25,457
8/22	$19,745	$18,714	$22,076
8/23	$20,947	$20,129	$25,335
8/24	$24,563	$23,303	$31,957
8/25	$24,460	$25,946	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	-0.42%	4.05%	9.35%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38148U700-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class R: GTMRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$149	1.50%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2500® Growth Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$9,917	$10,465	$11,144
8/17	$11,253	$12,094	$12,934
8/18	$14,057	$15,744	$15,553
8/19	$14,629	$15,162	$15,757
8/20	$19,439	$18,496	$19,135
8/21	$26,966	$25,181	$25,457
8/22	$18,925	$18,714	$22,076
8/23	$19,962	$20,129	$25,335
8/24	$23,270	$23,303	$31,957
8/25	$23,035	$25,946	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	-1.01%	3.45%	8.69%
Russell 2500® Growth Index	11.34%	7.00%	10.00%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N338-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class P: GSWPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole boosted Fund results, albeit modestly. Underweights to communication services and energy helped most.

  Stock selection in communication services further bolstered results.

  An overweight in Astera Labs proved beneficial. The company, which manufactures semiconductor-based connectivity solutions for cloud and AI infrastructure, benefited from robust hyperscaler demand for its Aries product line and realized significant gross margin expansion due to strong pricing and a favorable mix of high margin retimers.

  An overweight in high-speed connectivity solutions provider Credo Technology Group Holding added to results. The company benefited from the easing of U.S./China trade tensions and from reiterated capital expenditure guides within the semiconductor industry, record-breaking sales and improved profit margins.

  An out-of-benchmark position in cruise line operator Viking Holdings boosted results. Its stock price rose driven by robust earnings growth on the back of improved pricing power and a rebound in its river cruise business segment.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the industrials, consumer discretionary and information technology sectors.

  Overweights to the consumer discretionary and information technology sectors also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Monday.com, an Israeli software-as-a-service firm. Its stock price fell due to a weaker than consensus expected revenue outlook, a significant decline in its free cash flow margin and AI disruption concerns.

  An overweight in Novanta, a technology supplier for medical and life science industries, detracted. Its stock price fell, driven by National Institutes of Health cuts, capital spending hesitancy, tariff uncertainty and the pulling of its full-year revenue and earnings per share guidance.

  An overweight in Onto Innovation, a provider of process and process control equipment and software for the semiconductor manufacturing industry, hurt. Its shares sold off due to soft revenue and earnings pressures, with tariffs negatively affecting the company’s expenses. It was also impacted by increased competition, as peers enjoyed incremental market share gains.

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2500® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,860	$11,180	$10,833
8/19	$11,367	$10,766	$10,975
8/20	$15,194	$13,134	$13,328
8/21	$21,198	$17,880	$17,731
8/22	$14,964	$13,289	$15,377
8/23	$15,875	$14,293	$17,646
8/24	$18,623	$16,547	$22,259
8/25	$18,537	$18,424	$25,785

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	-0.46%	4.05%	8.72%
Russell 2500® Growth Index	11.34%	7.00%	8.63%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,451,128,295
# of Portfolio Holdings as of Period End	90
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$13,812,918

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.3%
Industrials	23.0%
Health Care	22.4%
Consumer Discretionary	18.1%
Financials	9.6%
Consumer Staples	2.7%
Materials	0.8%
Other	0.1%

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38150B327-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Class A: GGRAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	0.99%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,650	$10,064	$11,054	$11,169
8/17	$12,758	$12,056	$13,355	$12,974
8/18	$16,022	$15,141	$16,992	$15,545
8/19	$16,481	$15,574	$17,718	$15,932
8/20	$23,752	$22,445	$25,574	$19,517
8/21	$30,666	$28,979	$32,870	$25,812
8/22	$22,871	$21,613	$26,605	$22,466
8/23	$27,943	$26,406	$32,442	$25,926
8/24	$35,080	$33,151	$42,418	$32,823
8/25	$43,594	$41,196	$51,996	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.27%	12.91%	15.85%
Class A Including sale charges	17.39%	11.64%	15.20%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y609-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Class C: GGRCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$179	1.60%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,572	$10,466	$11,054	$11,169
8/17	$12,569	$12,443	$13,355	$12,974
8/18	$15,662	$15,506	$16,992	$15,545
8/19	$15,987	$15,827	$17,718	$15,932
8/20	$22,864	$22,635	$25,574	$19,517
8/21	$29,316	$29,023	$32,870	$25,812
8/22	$21,703	$21,486	$26,605	$22,466
8/23	$26,325	$26,062	$32,442	$25,926
8/24	$32,791	$32,463	$42,418	$32,823
8/25	$40,513	$40,108	$51,996	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.55%	12.11%	15.00%
Class C Including sale charges	22.49%	12.11%	15.00%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y807-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Institutional Class: GSTIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,069,100	$1,105,400	$1,116,900
8/17	$1,286,020	$1,335,544	$1,297,391
8/18	$1,621,800	$1,699,213	$1,554,534
8/19	$1,675,482	$1,771,769	$1,593,242
8/20	$2,421,239	$2,557,372	$1,951,721
8/21	$3,139,136	$3,286,990	$2,581,151
8/22	$2,349,330	$2,660,490	$2,246,634
8/23	$2,878,868	$3,244,201	$2,592,616
8/24	$3,623,344	$4,241,793	$3,282,252
8/25	$4,515,773	$5,199,590	$3,815,289

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	24.63%	13.27%	16.26%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y880-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Service Class: GSTSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$130	1.16%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,641	$11,054	$11,169
8/17	$12,733	$13,355	$12,974
8/18	$15,977	$16,992	$15,545
8/19	$16,423	$17,718	$15,932
8/20	$23,620	$25,574	$19,517
8/21	$30,491	$32,870	$25,812
8/22	$22,688	$26,605	$22,466
8/23	$27,664	$32,442	$25,926
8/24	$34,665	$42,418	$32,823
8/25	$43,020	$51,996	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	24.10%	12.73%	15.70%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y872-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Investor Class: GSTTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.78%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,671	$11,054	$11,169
8/17	$12,821	$13,355	$12,974
8/18	$16,142	$16,992	$15,545
8/19	$16,649	$17,718	$15,932
8/20	$24,046	$25,574	$19,517
8/21	$31,120	$32,870	$25,812
8/22	$23,284	$26,605	$22,466
8/23	$28,523	$32,442	$25,926
8/24	$35,882	$42,418	$32,823
8/25	$44,691	$51,996	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	24.55%	13.19%	16.13%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38144N387-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Class R6: GGRUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$83	0.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,685	$11,054	$11,169
8/17	$12,857	$13,355	$12,974
8/18	$16,219	$16,992	$15,545
8/19	$16,760	$17,718	$15,932
8/20	$24,241	$25,574	$19,517
8/21	$31,409	$32,870	$25,812
8/22	$23,529	$26,605	$22,466
8/23	$28,818	$32,442	$25,926
8/24	$36,293	$42,418	$32,823
8/25	$45,225	$51,996	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	24.61%	13.27%	16.27%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38147X358-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Class R: GSTRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$133	1.19%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Growth Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,620	$11,054	$11,169
8/17	$12,697	$13,355	$12,974
8/18	$15,908	$16,992	$15,545
8/19	$16,333	$17,718	$15,932
8/20	$23,466	$25,574	$19,517
8/21	$30,210	$32,870	$25,812
8/22	$22,485	$26,605	$22,466
8/23	$27,414	$32,442	$25,926
8/24	$34,303	$42,418	$32,823
8/25	$42,522	$51,996	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	23.96%	12.62%	15.56%
Russell 1000® Growth Index	22.58%	15.24%	17.91%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38144N395-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Growth Fund

Class P: GSPPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$83	0.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the Period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the communication services, health care and industrials sectors.

  An overweight to the communication services sector further bolstered results.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in Snowflake, a cloud-based data platform, contributed positively. A resurgence in AI enthusiasm benefited the company, as its cloud-based data warehousing abilities allowed for a long runway for growth, as companies increasingly seek cloud-based solutions. Also, improved efficiency, increased AI-powered migrations and expanding margins bolstered its performance.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from the Fund’s relative results, particularly overweights to the materials and energy sectors.

  Stock selection in the consumer discretionary sector further dampened results.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in information technology products giant Apple detracted, as investors worried about the potential impact of tariffs on its global supply chain. Further, the company’s AI strategy faced scrutiny, with investors perceiving its initial rollout as underwhelming and potentially lagging key competitors.

  An overweight in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Strategic Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,013	$11,143	$10,813
8/19	$11,372	$11,619	$11,082
8/20	$16,455	$16,771	$13,576
8/21	$21,328	$21,555	$17,954
8/22	$15,970	$17,447	$15,627
8/23	$19,568	$21,275	$18,034
8/24	$24,615	$27,817	$22,831
8/25	$30,692	$34,098	$26,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.69%	13.27%	16.41%
Russell 1000® Growth Index	22.58%	15.24%	18.08%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Strategic Growth Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$198,096,551
# of Portfolio Holdings as of Period End	54
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$1,365,869

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Growth Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.7%
Consumer Discretionary	10.4%
Health Care	7.8%
Industrials	6.3%
Financials	6.2%
Consumer Staples	2.3%
Materials	1.7%
Energy	1.2%
Other	0.1%

Goldman Sachs Strategic Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38150B285-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Technology Opportunities Fund

Class A: GITAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.13%

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Top Contributors to Performance:

  Sector/industry allocation and stock selection overall boosted the Fund’s relative results.

  Stock selection in the communication services and information technology sectors helped most. An overweight to information technology further bolstered results.

  Positioning in the technology hardware, storage & peripherals; interactive media & services; and communications equipment industries helped most.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in information technology products giant Apple contributed positively. Apple performed well driven by strong underlying fundamentals and investor excitement about the roll-out of Apple Intelligence and increased investment in developing U.S. capabilities.

  An out-of-benchmark position in Snowflake, a cloud-based data platform, boosted results. A resurgence in AI enthusiasm benefited the company most.

Top Detractors from Performance:

  Stock selection in the financials and consumer discretionary sectors detracted as did overweights to the financials and real estate sectors.

  Positioning in the software; specialized REITs; and semiconductors & semiconductor equipment industries hurt most.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in software company Adobe detracted. Adobe faced concerns about its ability to effectively monetize its own AI-enhanced offerings and maintain its existing market share.

  An out-of-benchmark position in Accenture, a technology-focused consulting and advisory firm, hurt. Slower than expected earnings growth and concerns about its project pipeline for AI consulting pressured its stock price.

Goldman Sachs Technology Opportunities Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$11,375	$10,749	$11,053	$11,169
8/17	$14,693	$13,885	$13,786	$12,974
8/18	$19,169	$18,114	$17,571	$15,545
8/19	$20,075	$18,971	$17,444	$15,932
8/20	$30,358	$28,688	$26,050	$19,517
8/21	$39,177	$37,022	$33,992	$25,812
8/22	$27,580	$26,064	$26,517	$22,466
8/23	$33,659	$31,808	$31,781	$25,926
8/24	$43,585	$41,188	$40,409	$32,823
8/25	$54,399	$51,407	$49,279	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.81%	12.37%	18.44%
Class A Including sale charges	17.96%	11.11%	17.77%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Goldman Sachs Technology Opportunities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y823-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Technology Opportunities Fund

Class C: GITCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$198	1.77%

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Top Contributors to Performance:

  Sector/industry allocation and stock selection overall boosted the Fund’s relative results.

  Stock selection in the communication services and information technology sectors helped most. An overweight to information technology further bolstered results.

  Positioning in the technology hardware, storage & peripherals; interactive media & services; and communications equipment industries helped most.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in information technology products giant Apple contributed positively. Apple performed well driven by strong underlying fundamentals and investor excitement about the roll-out of Apple Intelligence and increased investment in developing U.S. capabilities.

  An out-of-benchmark position in Snowflake, a cloud-based data platform, boosted results. A resurgence in AI enthusiasm benefited the company most.

Top Detractors from Performance:

  Stock selection in the financials and consumer discretionary sectors detracted as did overweights to the financials and real estate sectors.

  Positioning in the software; specialized REITs; and semiconductors & semiconductor equipment industries hurt most.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in software company Adobe detracted. Adobe faced concerns about its ability to effectively monetize its own AI-enhanced offerings and maintain its existing market share.

  An out-of-benchmark position in Accenture, a technology-focused consulting and advisory firm, hurt. Slower than expected earnings growth and concerns about its project pipeline for AI consulting pressured its stock price.

Goldman Sachs Technology Opportunities Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$11,291	$11,178	$11,053	$11,169
8/17	$14,473	$14,328	$13,786	$12,974
8/18	$18,741	$18,553	$17,571	$15,545
8/19	$19,485	$19,290	$17,444	$15,932
8/20	$29,247	$28,954	$26,050	$19,517
8/21	$37,474	$37,099	$33,992	$25,812
8/22	$26,183	$25,921	$26,517	$22,466
8/23	$31,705	$31,388	$31,781	$25,926
8/24	$40,757	$40,349	$40,409	$32,823
8/25	$50,559	$50,053	$49,279	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.05%	11.56%	17.57%
Class C Including sale charges	22.97%	11.56%	17.57%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Goldman Sachs Technology Opportunities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y849-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Technology Opportunities Fund

Institutional Class: GITIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.89%

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Top Contributors to Performance:

  Sector/industry allocation and stock selection overall boosted the Fund’s relative results.

  Stock selection in the communication services and information technology sectors helped most. An overweight to information technology further bolstered results.

  Positioning in the technology hardware, storage & peripherals; interactive media & services; and communications equipment industries helped most.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in information technology products giant Apple contributed positively. Apple performed well driven by strong underlying fundamentals and investor excitement about the roll-out of Apple Intelligence and increased investment in developing U.S. capabilities.

  An out-of-benchmark position in Snowflake, a cloud-based data platform, boosted results. A resurgence in AI enthusiasm benefited the company most.

Top Detractors from Performance:

  Stock selection in the financials and consumer discretionary sectors detracted as did overweights to the financials and real estate sectors.

  Positioning in the software; specialized REITs; and semiconductors & semiconductor equipment industries hurt most.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in software company Adobe detracted. Adobe faced concerns about its ability to effectively monetize its own AI-enhanced offerings and maintain its existing market share.

  An out-of-benchmark position in Accenture, a technology-focused consulting and advisory firm, hurt. Slower than expected earnings growth and concerns about its project pipeline for AI consulting pressured its stock price.

Goldman Sachs Technology Opportunities Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,142,600	$1,105,300	$1,116,900
8/17	$1,481,495	$1,378,641	$1,297,391
8/18	$1,940,018	$1,757,078	$1,554,534
8/19	$2,039,347	$1,744,427	$1,593,242
8/20	$3,092,873	$2,604,952	$1,951,721
8/21	$4,002,797	$3,399,202	$2,581,151
8/22	$2,826,775	$2,651,718	$2,246,634
8/23	$3,459,125	$3,178,084	$2,592,616
8/24	$4,492,019	$4,040,933	$3,282,252
8/25	$5,618,169	$4,927,918	$3,815,289

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	25.07%	12.67%	18.82%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Goldman Sachs Technology Opportunities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y856-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Technology Opportunities Fund

Service Class: GITSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$146	1.30%

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Top Contributors to Performance:

  Sector/industry allocation and stock selection overall boosted the Fund’s relative results.

  Stock selection in the communication services and information technology sectors helped most. An overweight to information technology further bolstered results.

  Positioning in the technology hardware, storage & peripherals; interactive media & services; and communications equipment industries helped most.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in information technology products giant Apple contributed positively. Apple performed well driven by strong underlying fundamentals and investor excitement about the roll-out of Apple Intelligence and increased investment in developing U.S. capabilities.

  An out-of-benchmark position in Snowflake, a cloud-based data platform, boosted results. A resurgence in AI enthusiasm benefited the company most.

Top Detractors from Performance:

  Stock selection in the financials and consumer discretionary sectors detracted as did overweights to the financials and real estate sectors.

  Positioning in the software; specialized REITs; and semiconductors & semiconductor equipment industries hurt most.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in software company Adobe detracted. Adobe faced concerns about its ability to effectively monetize its own AI-enhanced offerings and maintain its existing market share.

  An out-of-benchmark position in Accenture, a technology-focused consulting and advisory firm, hurt. Slower than expected earnings growth and concerns about its project pipeline for AI consulting pressured its stock price.

Goldman Sachs Technology Opportunities Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,365	$11,053	$11,169
8/17	$14,664	$13,786	$12,974
8/18	$19,105	$17,571	$15,545
8/19	$19,987	$17,444	$15,932
8/20	$30,157	$26,050	$19,517
8/21	$38,836	$33,992	$25,812
8/22	$27,278	$26,517	$22,466
8/23	$33,214	$31,781	$25,926
8/24	$42,929	$40,409	$32,823
8/25	$53,473	$49,279	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	24.56%	12.13%	18.24%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Goldman Sachs Technology Opportunities Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y864-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Technology Opportunities Fund

Investor Class: GISTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$104	0.92%

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Top Contributors to Performance:

  Sector/industry allocation and stock selection overall boosted the Fund’s relative results.

  Stock selection in the communication services and information technology sectors helped most. An overweight to information technology further bolstered results.

  Positioning in the technology hardware, storage & peripherals; interactive media & services; and communications equipment industries helped most.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in information technology products giant Apple contributed positively. Apple performed well driven by strong underlying fundamentals and investor excitement about the roll-out of Apple Intelligence and increased investment in developing U.S. capabilities.

  An out-of-benchmark position in Snowflake, a cloud-based data platform, boosted results. A resurgence in AI enthusiasm benefited the company most.

Top Detractors from Performance:

  Stock selection in the financials and consumer discretionary sectors detracted as did overweights to the financials and real estate sectors.

  Positioning in the software; specialized REITs; and semiconductors & semiconductor equipment industries hurt most.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in software company Adobe detracted. Adobe faced concerns about its ability to effectively monetize its own AI-enhanced offerings and maintain its existing market share.

  An out-of-benchmark position in Accenture, a technology-focused consulting and advisory firm, hurt. Slower than expected earnings growth and concerns about its project pipeline for AI consulting pressured its stock price.

Goldman Sachs Technology Opportunities Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,404	$11,053	$11,169
8/17	$14,764	$13,786	$12,974
8/18	$19,305	$17,571	$15,545
8/19	$20,272	$17,444	$15,932
8/20	$30,726	$26,050	$19,517
8/21	$39,766	$33,992	$25,812
8/22	$28,067	$26,517	$22,466
8/23	$34,323	$31,781	$25,926
8/24	$44,575	$40,409	$32,823
8/25	$55,728	$49,279	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	25.02%	12.64%	18.73%
NASDAQ Composite Total Return Index	21.95%	13.59%	17.28%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Goldman Sachs Technology Opportunities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38145C489-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Technology Opportunities Fund

Class R6: GTORX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.88%

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Top Contributors to Performance:

  Sector/industry allocation and stock selection overall boosted the Fund’s relative results.

  Stock selection in the communication services and information technology sectors helped most. An overweight to information technology further bolstered results.

  Positioning in the technology hardware, storage & peripherals; interactive media & services; and communications equipment industries helped most.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in information technology products giant Apple contributed positively. Apple performed well driven by strong underlying fundamentals and investor excitement about the roll-out of Apple Intelligence and increased investment in developing U.S. capabilities.

  An out-of-benchmark position in Snowflake, a cloud-based data platform, boosted results. A resurgence in AI enthusiasm benefited the company most.

Top Detractors from Performance:

  Stock selection in the financials and consumer discretionary sectors detracted as did overweights to the financials and real estate sectors.

  Positioning in the software; specialized REITs; and semiconductors & semiconductor equipment industries hurt most.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in software company Adobe detracted. Adobe faced concerns about its ability to effectively monetize its own AI-enhanced offerings and maintain its existing market share.

  An out-of-benchmark position in Accenture, a technology-focused consulting and advisory firm, hurt. Slower than expected earnings growth and concerns about its project pipeline for AI consulting pressured its stock price.

Goldman Sachs Technology Opportunities Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	NASDAQ Composite Total Return Index	Russell 1000® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$12,273	$11,831	$11,007
8/19	$12,905	$11,746	$11,281
8/20	$19,574	$17,540	$13,819
8/21	$25,337	$22,888	$18,276
8/22	$17,893	$17,855	$15,907
8/23	$21,898	$21,399	$18,357
8/24	$28,436	$27,209	$23,240
8/25	$35,574	$33,181	$27,014

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	25.10%	12.68%	17.97%
NASDAQ Composite Total Return Index	21.95%	13.59%	16.90%
Russell 1000® Index	16.24%	14.34%	13.81%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Goldman Sachs Technology Opportunities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38148U148-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Technology Opportunities Fund

Class P: GSJPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$99	0.88%

How did the Fund perform and what affected its performance?

The information technology sector was among the top drivers of U.S. equity market gains during the Period though volatility was high. The end of 2024 saw the first signs of resilient economic data, and 100 basis points in interest rate cuts by the Federal Reserve between September and December caused a strong year-end rally. This was followed by unprecedented volatility to start 2025. High expectations for artificial intelligence (AI)-related capital expenditure coming into the new year was quickly met with a pullback within the technology sector on the back of the launch of DeepSeek, a Chinese AI company. Coupled with the U.S. Administration’s Liberation Day in April, concerns rose around tariffs and their impact on markets broadly. By the end of the Period, the technology sector rallied, as AI investment across the technology ecosystem expanded.

Top Contributors to Performance:

  Sector/industry allocation and stock selection overall boosted the Fund’s relative results.

  Stock selection in the communication services and information technology sectors helped most. An overweight to information technology further bolstered results.

  Positioning in the technology hardware, storage & peripherals; interactive media & services; and communications equipment industries helped most.

  An overweight in mobile advertising technology company AppLovin was the Fund’s top relative contributor, largely on the back of earnings results driven by strong execution, operational efficiency and effective positioning relative to peers.

  An overweight in information technology products giant Apple contributed positively. Apple performed well driven by strong underlying fundamentals and investor excitement about the roll-out of Apple Intelligence and increased investment in developing U.S. capabilities.

  An out-of-benchmark position in Snowflake, a cloud-based data platform, boosted results. A resurgence in AI enthusiasm benefited the company most.

Top Detractors from Performance:

  Stock selection in the financials and consumer discretionary sectors detracted as did overweights to the financials and real estate sectors.

  Positioning in the software; specialized REITs; and semiconductors & semiconductor equipment industries hurt most.

  The Fund’s top detractor was an overweight in semiconductor company Marvell Technology. Investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness and increasingly competitive landscape.

  An overweight in software company Adobe detracted. Adobe faced concerns about its ability to effectively monetize its own AI-enhanced offerings and maintain its existing market share.

  An out-of-benchmark position in Accenture, a technology-focused consulting and advisory firm, hurt. Slower than expected earnings growth and concerns about its project pipeline for AI consulting pressured its stock price.

Goldman Sachs Technology Opportunities Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	NASDAQ Composite Total Return Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,064	$11,185	$10,813
8/19	$11,629	$11,104	$11,082
8/20	$17,639	$16,582	$13,576
8/21	$22,832	$21,638	$17,954
8/22	$16,124	$16,880	$15,627
8/23	$19,728	$20,231	$18,034
8/24	$25,629	$25,723	$22,831
8/25	$32,062	$31,370	$26,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.10%	12.69%	17.10%
NASDAQ Composite Total Return Index	21.95%	13.59%	16.75%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Technology Opportunities Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$902,788,912
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	60%
Total Net Advisory Fees Paid for the Period	$7,201,632

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Technology Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about December 5, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.8%
Communication Services	15.4%
Consumer Discretionary	7.7%
Financials	5.4%
Real Estate	2.3%
Other	0.3%

Goldman Sachs Technology Opportunities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Nasdaq®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Goldman Sachs. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38150B228-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Class A: GSGRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	0.99%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,903	$10,303	$11,292	$11,169
8/17	$11,986	$11,326	$12,600	$12,974
8/18	$13,290	$12,559	$14,171	$15,545
8/19	$13,892	$13,128	$14,259	$15,932
8/20	$14,321	$13,533	$14,378	$19,517
8/21	$18,077	$17,083	$19,618	$25,812
8/22	$17,392	$16,436	$18,396	$22,466
8/23	$18,531	$17,512	$19,976	$25,926
8/24	$22,640	$21,395	$24,201	$32,823
8/25	$24,827	$23,461	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	9.66%	11.62%	9.51%
Class A Including sale charges	3.62%	10.37%	8.89%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W588-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Class C: GSGCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$182	1.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,823	$10,715	$11,292	$11,169
8/17	$11,808	$11,690	$12,600	$12,974
8/18	$12,996	$12,866	$14,171	$15,545
8/19	$13,492	$13,357	$14,259	$15,932
8/20	$13,807	$13,669	$14,378	$19,517
8/21	$17,294	$17,121	$19,618	$25,812
8/22	$16,514	$16,349	$18,396	$22,466
8/23	$17,464	$17,289	$19,976	$25,926
8/24	$21,173	$20,961	$24,201	$32,823
8/25	$23,047	$22,816	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	8.85%	10.78%	8.70%
Class C Including sale charges	7.76%	10.78%	8.70%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38142B310-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Institutional Class: GSIIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,094,800	$1,129,200	$1,116,900
8/17	$1,208,440	$1,259,961	$1,297,391
8/18	$1,344,994	$1,417,079	$1,554,534
8/19	$1,411,437	$1,425,864	$1,593,242
8/20	$1,459,708	$1,437,842	$1,951,721
8/21	$1,848,428	$1,961,791	$2,581,151
8/22	$1,783,918	$1,839,572	$2,246,634
8/23	$1,906,295	$1,997,591	$2,592,616
8/24	$2,335,973	$2,420,081	$3,282,252
8/25	$2,569,104	$2,645,875	$3,815,289

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	9.98%	11.96%	9.89%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W414-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Service Class: GSGSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$125	1.19%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,891	$11,292	$11,169
8/17	$11,963	$12,600	$12,974
8/18	$13,251	$14,171	$15,545
8/19	$13,834	$14,259	$15,932
8/20	$14,235	$14,378	$19,517
8/21	$17,938	$19,618	$25,812
8/22	$17,224	$18,396	$22,466
8/23	$18,314	$19,976	$25,926
8/24	$22,331	$24,201	$32,823
8/25	$24,439	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	9.44%	11.41%	9.34%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W422-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Investor Class: GRGTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	0.74%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,930	$11,292	$11,169
8/17	$12,046	$12,600	$12,974
8/18	$13,389	$14,171	$15,545
8/19	$14,034	$14,259	$15,932
8/20	$14,503	$14,378	$19,517
8/21	$18,352	$19,618	$25,812
8/22	$17,701	$18,396	$22,466
8/23	$18,901	$19,976	$25,926
8/24	$23,148	$24,201	$32,823
8/25	$25,447	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	9.93%	11.90%	9.78%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N437-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Class R6: GRGUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,943	$11,292	$11,169
8/17	$12,080	$12,600	$12,974
8/18	$13,450	$14,171	$15,545
8/19	$14,116	$14,259	$15,932
8/20	$14,600	$14,378	$19,517
8/21	$18,489	$19,618	$25,812
8/22	$17,846	$18,396	$22,466
8/23	$19,072	$19,976	$25,926
8/24	$23,372	$24,201	$32,823
8/25	$25,712	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	10.01%	11.98%	9.90%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38147X457-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Class R: GRGRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$130	1.24%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,873	$11,292	$11,169
8/17	$11,926	$12,600	$12,974
8/18	$13,188	$14,171	$15,545
8/19	$13,754	$14,259	$15,932
8/20	$14,142	$14,378	$19,517
8/21	$17,806	$19,618	$25,812
8/22	$17,090	$18,396	$22,466
8/23	$18,155	$19,976	$25,926
8/24	$22,129	$24,201	$32,823
8/25	$24,203	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	9.37%	11.34%	9.23%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N445-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Equity Income Fund

Class P: GABPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to the Fund’s relative results.

  Helping most was stock selection in the financials, information technology and real estate sectors. Further bolstering results was an overweight to information technology and an underweight in real estate.

  An overweight in GE Aerospace, an aerospace and defense company, added value due to its financial results, with strength in both its commercial engine and defense business segments. The company reported revenue increases driven by defense deliveries, services and equipment, and improved pricing power.

  An out-of-benchmark position in Oracle, a supplier of software for enterprise information management, proved beneficial on the back of its strong earnings results, with rising cloud revenue growth and an ongoing positive outlook. Improving investor sentiment for cloud infrastructure and AI also benefited the enterprise software company’s stock.

  An overweight in Fastenal, a wholesale distributor of industrial and construction supplies, contributed positively. The company improved its e-commerce strategy, in turn accelerating its rate of market share capture in its distribution market. The company’s navigation of tariff-related headwinds further separated Fastenal from its peers.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, energy and consumer staples sectors detracted most. An underweight to consumer discretionary further dampened results.

  The Fund’s top detractor was an overweight in pharmaceuticals company Merck & Co., as the company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An out-of-benchmark position in pharmaceuticals company Eli Lilly & Co. hurt. Inventory stocking issues, delayed product launches and lower than consensus expected product efficacy disappointed investors.

Goldman Sachs Equity Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,484	$10,472	$10,813
8/19	$11,000	$10,537	$11,082
8/20	$11,378	$10,625	$13,576
8/21	$14,410	$14,497	$17,954
8/22	$13,909	$13,594	$15,627
8/23	$14,865	$14,762	$18,034
8/24	$18,217	$17,884	$22,831
8/25	$20,036	$19,553	$26,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	9.99%	11.98%	9.87%
Russell 1000® Value Index	9.33%	12.97%	9.51%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Equity Income Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$416,738,206
# of Portfolio Holdings as of Period End	79
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,632,586

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Industrials	13.9%
Health Care	11.9%
Information Technology	9.7%
Communication Services	8.7%
Consumer Staples	8.6%
Energy	7.5%
Utilities	6.0%
Consumer Discretionary	4.5%
Other	8.0%

Goldman Sachs Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies.  “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38150B798-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Focused Value Fund

Class A: GFVAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole contributed positively, albeit modestly, to the Fund’s relative results.

  Stock selection in the industrials, financials and communication services sectors bolstered results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, especially in the health care, information technology and materials sectors.

  The Fund’s top detractor was an overweight in life sciences and diagnostics company Danaher. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in health insurance and health care services provider UnitedHealth Group detracted, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An out-of-benchmark position in pharmaceuticals company AstraZeneca hurt. Its share price faced pressure after a few employees of the company fell under investigation regarding their role in the company’s importing practices.

Goldman Sachs Focused Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,695	$10,107	$11,292	$11,169
8/17	$12,130	$11,463	$12,600	$12,974
8/18	$13,178	$12,454	$14,171	$15,545
8/19	$13,455	$12,715	$14,259	$15,932
8/20	$14,346	$13,557	$14,378	$19,517
8/21	$19,285	$18,224	$19,618	$25,812
8/22	$18,072	$17,078	$18,396	$22,466
8/23	$20,398	$19,276	$19,976	$25,926
8/24	$25,024	$23,648	$24,201	$32,823
8/25	$27,059	$25,570	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	8.13%	13.52%	10.46%
Class A Including sale charges	2.19%	12.26%	9.83%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Goldman Sachs Focused Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X689-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Focused Value Fund

Class C: GFVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$162	1.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole contributed positively, albeit modestly, to the Fund’s relative results.

  Stock selection in the industrials, financials and communication services sectors bolstered results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, especially in the health care, information technology and materials sectors.

  The Fund’s top detractor was an overweight in life sciences and diagnostics company Danaher. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in health insurance and health care services provider UnitedHealth Group detracted, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An out-of-benchmark position in pharmaceuticals company AstraZeneca hurt. Its share price faced pressure after a few employees of the company fell under investigation regarding their role in the company’s importing practices.

Goldman Sachs Focused Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,607	$10,501	$11,292	$11,169
8/17	$11,948	$11,828	$12,600	$12,974
8/18	$12,888	$12,759	$14,171	$15,545
8/19	$13,052	$12,921	$14,259	$15,932
8/20	$13,817	$13,678	$14,378	$19,517
8/21	$18,423	$18,239	$19,618	$25,812
8/22	$17,146	$16,975	$18,396	$22,466
8/23	$19,188	$18,996	$19,976	$25,926
8/24	$23,381	$23,147	$24,201	$32,823
8/25	$25,118	$24,867	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	7.43%	12.69%	9.64%
Class C Including sale charges	6.36%	12.69%	9.64%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Goldman Sachs Focused Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X671-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Focused Value Fund

Institutional Class: GFVSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole contributed positively, albeit modestly, to the Fund’s relative results.

  Stock selection in the industrials, financials and communication services sectors bolstered results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, especially in the health care, information technology and materials sectors.

  The Fund’s top detractor was an overweight in life sciences and diagnostics company Danaher. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in health insurance and health care services provider UnitedHealth Group detracted, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An out-of-benchmark position in pharmaceuticals company AstraZeneca hurt. Its share price faced pressure after a few employees of the company fell under investigation regarding their role in the company’s importing practices.

Goldman Sachs Focused Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,073,500	$1,129,200	$1,116,900
8/17	$1,221,536	$1,259,961	$1,297,391
8/18	$1,332,207	$1,417,079	$1,554,534
8/19	$1,365,112	$1,425,864	$1,593,242
8/20	$1,460,943	$1,437,842	$1,951,721
8/21	$1,969,351	$1,961,791	$2,581,151
8/22	$1,851,584	$1,839,572	$2,246,634
8/23	$2,094,697	$1,997,591	$2,592,616
8/24	$2,579,829	$2,420,081	$3,282,252
8/25	$2,794,729	$2,645,875	$3,815,289

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	8.33%	13.84%	10.81%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Goldman Sachs Focused Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X630-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Focused Value Fund

Investor Class: GFVIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole contributed positively, albeit modestly, to the Fund’s relative results.

  Stock selection in the industrials, financials and communication services sectors bolstered results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, especially in the health care, information technology and materials sectors.

  The Fund’s top detractor was an overweight in life sciences and diagnostics company Danaher. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in health insurance and health care services provider UnitedHealth Group detracted, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An out-of-benchmark position in pharmaceuticals company AstraZeneca hurt. Its share price faced pressure after a few employees of the company fell under investigation regarding their role in the company’s importing practices.

Goldman Sachs Focused Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,729	$11,292	$11,169
8/17	$12,194	$12,600	$12,974
8/18	$13,292	$14,171	$15,545
8/19	$13,593	$14,259	$15,932
8/20	$14,536	$14,378	$19,517
8/21	$19,581	$19,618	$25,812
8/22	$18,395	$18,396	$22,466
8/23	$20,806	$19,976	$25,926
8/24	$25,594	$24,201	$32,823
8/25	$27,721	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	8.31%	13.77%	10.72%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Goldman Sachs Focused Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X663-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Focused Value Fund

Class R6: GFVUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole contributed positively, albeit modestly, to the Fund’s relative results.

  Stock selection in the industrials, financials and communication services sectors bolstered results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, especially in the health care, information technology and materials sectors.

  The Fund’s top detractor was an overweight in life sciences and diagnostics company Danaher. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in health insurance and health care services provider UnitedHealth Group detracted, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An out-of-benchmark position in pharmaceuticals company AstraZeneca hurt. Its share price faced pressure after a few employees of the company fell under investigation regarding their role in the company’s importing practices.

Goldman Sachs Focused Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,736	$11,292	$11,169
8/17	$12,229	$12,600	$12,974
8/18	$13,337	$14,171	$15,545
8/19	$13,673	$14,259	$15,932
8/20	$14,622	$14,378	$19,517
8/21	$19,710	$19,618	$25,812
8/22	$18,547	$18,396	$22,466
8/23	$20,989	$19,976	$25,926
8/24	$25,834	$24,201	$32,823
8/25	$28,009	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	8.42%	13.87%	10.84%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Goldman Sachs Focused Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X648-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Focused Value Fund

Class R: GFVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$125	1.20%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole contributed positively, albeit modestly, to the Fund’s relative results.

  Stock selection in the industrials, financials and communication services sectors bolstered results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, especially in the health care, information technology and materials sectors.

  The Fund’s top detractor was an overweight in life sciences and diagnostics company Danaher. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in health insurance and health care services provider UnitedHealth Group detracted, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An out-of-benchmark position in pharmaceuticals company AstraZeneca hurt. Its share price faced pressure after a few employees of the company fell under investigation regarding their role in the company’s importing practices.

Goldman Sachs Focused Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,662	$11,292	$11,169
8/17	$12,057	$12,600	$12,974
8/18	$13,063	$14,171	$15,545
8/19	$13,313	$14,259	$15,932
8/20	$14,150	$14,378	$19,517
8/21	$18,967	$19,618	$25,812
8/22	$17,740	$18,396	$22,466
8/23	$19,959	$19,976	$25,926
8/24	$24,438	$24,201	$32,823
8/25	$26,361	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	7.87%	13.24%	10.17%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Goldman Sachs Focused Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X655-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Focused Value Fund

Class P: GGYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole contributed positively, albeit modestly, to the Fund’s relative results.

  Stock selection in the industrials, financials and communication services sectors bolstered results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in telecommunications services company AT&T contributed positively due to its management’s focus on its core operations, which led, in turn, to solid earnings results supported by strong underlying subscriber metrics, adaptability with AI and effective execution.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, especially in the health care, information technology and materials sectors.

  The Fund’s top detractor was an overweight in life sciences and diagnostics company Danaher. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in health insurance and health care services provider UnitedHealth Group detracted, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An out-of-benchmark position in pharmaceuticals company AstraZeneca hurt. Its share price faced pressure after a few employees of the company fell under investigation regarding their role in the company’s importing practices.

Goldman Sachs Focused Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,579	$10,472	$10,813
8/19	$10,837	$10,537	$11,082
8/20	$11,600	$10,625	$13,576
8/21	$15,632	$14,497	$17,954
8/22	$14,701	$13,594	$15,627
8/23	$16,637	$14,762	$18,034
8/24	$20,486	$17,884	$22,831
8/25	$22,197	$19,553	$26,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	8.35%	13.85%	11.41%
Russell 1000® Value Index	9.33%	12.97%	9.51%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Focused Value Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$59,123,400
# of Portfolio Holdings as of Period End	34
Portfolio Turnover Rate for the Period	109%
Total Net Advisory Fees Paid for the Period	$378,255

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization of the Fund (the “Reorganization”) into the Goldman Sachs Value Opportunities ETF (the “ETF”), a newly created series of Goldman Sachs ETF Trust. The ETF will have identical investment objective and fundamental investment policies and substantially similar investment strategies as those of the Fund. The Reorganization is anticipated to occur on or about November 14, 2025.

Effective July 1, 2025, the Fund’s net expense ratio for certain share classes decreased as a result of distribution (12b-1), service, and shareholder administration fee waivers.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.3%
Industrials	13.4%
Health Care	11.6%
Information Technology	8.9%
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Communication Services	6.5%
Utilities	6.3%
Materials	5.3%
Other	8.5%

Goldman Sachs Focused Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38150B772-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Class A: GSLAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$103	1.00%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,775	$10,182	$11,292	$11,169
8/17	$11,749	$11,103	$12,600	$12,974
8/18	$12,841	$12,134	$14,171	$15,545
8/19	$12,889	$12,180	$14,259	$15,932
8/20	$13,145	$12,422	$14,378	$19,517
8/21	$17,435	$16,476	$19,618	$25,812
8/22	$16,523	$15,614	$18,396	$22,466
8/23	$17,990	$17,001	$19,976	$25,926
8/24	$22,436	$21,202	$24,201	$32,823
8/25	$23,921	$22,605	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	6.62%	12.72%	9.11%
Class A Including sale charges	0.74%	11.45%	8.49%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y815-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Class C: GSVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$180	1.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,703	$10,596	$11,292	$11,169
8/17	$11,579	$11,463	$12,600	$12,974
8/18	$12,558	$12,432	$14,171	$15,545
8/19	$12,523	$12,398	$14,259	$15,932
8/20	$12,674	$12,548	$14,378	$19,517
8/21	$16,678	$16,511	$19,618	$25,812
8/22	$15,699	$15,542	$18,396	$22,466
8/23	$16,960	$16,790	$19,976	$25,926
8/24	$20,993	$20,783	$24,201	$32,823
8/25	$22,211	$21,988	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	5.80%	11.87%	8.30%
Class C Including sale charges	4.74%	11.87%	8.30%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y781-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Institutional Class: GSLIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,081,900	$1,129,200	$1,116,900
8/17	$1,183,707	$1,259,961	$1,297,391
8/18	$1,297,934	$1,417,079	$1,554,534
8/19	$1,306,890	$1,425,864	$1,593,242
8/20	$1,336,557	$1,437,842	$1,951,721
8/21	$1,778,690	$1,961,791	$2,581,151
8/22	$1,691,890	$1,839,572	$2,246,634
8/23	$1,846,867	$1,997,591	$2,592,616
8/24	$2,310,061	$2,420,081	$3,282,252
8/25	$2,471,303	$2,645,875	$3,815,289

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	6.98%	13.07%	9.46%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y773-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Service Class: GSVSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$124	1.20%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,769	$11,292	$11,169
8/17	$11,717	$12,600	$12,974
8/18	$12,789	$14,171	$15,545
8/19	$12,814	$14,259	$15,932
8/20	$13,045	$14,378	$19,517
8/21	$17,266	$19,618	$25,812
8/22	$16,346	$18,396	$22,466
8/23	$17,762	$19,976	$25,926
8/24	$22,092	$24,201	$32,823
8/25	$23,517	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	6.45%	12.50%	8.92%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y765-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Investor Class: GSVTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	0.75%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,807	$11,292	$11,169
8/17	$11,808	$12,600	$12,974
8/18	$12,942	$14,171	$15,545
8/19	$13,025	$14,259	$15,932
8/20	$13,314	$14,378	$19,517
8/21	$17,698	$19,618	$25,812
8/22	$16,823	$18,396	$22,466
8/23	$18,364	$19,976	$25,926
8/24	$22,944	$24,201	$32,823
8/25	$24,521	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	6.87%	12.98%	9.38%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N411-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Class R6: GSVUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,824	$11,292	$11,169
8/17	$11,866	$12,600	$12,974
8/18	$13,014	$14,171	$15,545
8/19	$13,109	$14,259	$15,932
8/20	$13,410	$14,378	$19,517
8/21	$17,842	$19,618	$25,812
8/22	$16,975	$18,396	$22,466
8/23	$18,532	$19,976	$25,926
8/24	$23,183	$24,201	$32,823
8/25	$24,802	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	6.98%	13.08%	9.50%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38147X440-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Class R: GSVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$129	1.25%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,753	$11,292	$11,169
8/17	$11,692	$12,600	$12,974
8/18	$12,750	$14,171	$15,545
8/19	$12,765	$14,259	$15,932
8/20	$12,983	$14,378	$19,517
8/21	$17,180	$19,618	$25,812
8/22	$16,242	$18,396	$22,466
8/23	$17,638	$19,976	$25,926
8/24	$21,939	$24,201	$32,823
8/25	$23,341	$26,459	$38,153

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	6.39%	12.44%	8.84%
Russell 1000® Value Index	9.33%	12.97%	10.21%
Russell 1000® Index	16.24%	14.34%	14.31%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N429-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Large Cap Value Fund

Class P: GMYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection in the industrials, financials and communication services sectors bolstered the Fund’s results.

  An overweight in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in aerospace and defense company The Boeing Company contributed positively. Strong demand pipelines, improving supply chains and production rates, and stabilization of the company’s defense portfolio led its stock to rally.

  An overweight in financial services firm Morgan Stanley proved beneficial, as deregulation of leverage requirements and AI enablement served as major tailwinds for the company. Morgan Stanley benefited as several of its key business segments demonstrated solid execution and new areas of focus, such as alternative asset allocation and international client markets, served as areas of rapid expansion.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Hurting most was stock selection in the health care, information technology and consumer discretionary sectors. An overweight to health care and an underweight in information technology further dampened results.

  The Fund’s top detractor was an overweight in health insurance and health care services provider UnitedHealth Group, as higher than consensus expected care costs and an unfavorable client mix dynamic pressured profitability.

  An overweight in life sciences and diagnostics company Danaher detracted. Its share price fell largely on the back of disappointing earnings results in which its management revised organic revenue growth targets lower and delivered an underwhelming outlook overall due to global demand headwinds and softening demand for tools and services within the company’s biotechnology business segment.

  An overweight in pharmaceuticals company Merck & Co. hurt. The company delivered disappointing 2025 guidance, primarily driven by a pause in its Gardasil vaccine shipments to China and weaker than consensus expected Winrevair drug performance.

Goldman Sachs Large Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,538	$10,472	$10,813
8/19	$10,616	$10,537	$11,082
8/20	$10,860	$10,625	$13,576
8/21	$14,449	$14,497	$17,954
8/22	$13,739	$13,594	$15,627
8/23	$15,008	$14,762	$18,034
8/24	$18,775	$17,884	$22,831
8/25	$20,074	$19,553	$26,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	6.92%	13.07%	9.90%
Russell 1000® Value Index	9.33%	12.97%	9.51%
Russell 1000® Index	16.24%	14.34%	14.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Large Cap Value Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$435,438,611
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$2,906,279

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	14.5%
Health Care	11.7%
Information Technology	8.7%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Communication Services	6.6%
Energy	5.4%
Materials	5.2%
Other	9.1%

Goldman Sachs Large Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38150B533-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Class A: GCMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$124	1.19%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$10,301	$9,734	$11,288	$11,144
8/17	$11,296	$10,675	$12,509	$12,934
8/18	$12,502	$11,815	$14,094	$15,553
8/19	$12,926	$12,215	$13,653	$15,757
8/20	$12,873	$12,165	$13,476	$19,135
8/21	$18,508	$17,490	$19,472	$25,457
8/22	$17,683	$16,710	$17,953	$22,076
8/23	$18,561	$17,540	$18,968	$25,335
8/24	$21,780	$20,582	$22,797	$31,957
8/25	$23,716	$22,412	$24,676	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	8.89%	12.99%	9.01%
Class A Including sale charges	2.91%	11.72%	8.40%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V720-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Class C: GCMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$202	1.94%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$10,221	$10,119	$11,288	$11,144
8/17	$11,127	$11,015	$12,509	$12,934
8/18	$12,224	$12,101	$14,094	$15,553
8/19	$12,539	$12,414	$13,653	$15,757
8/20	$12,396	$12,272	$13,476	$19,135
8/21	$17,689	$17,512	$19,472	$25,457
8/22	$16,769	$16,602	$17,953	$22,076
8/23	$17,480	$17,306	$18,968	$25,335
8/24	$20,347	$20,144	$22,797	$31,957
8/25	$21,993	$21,773	$24,676	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	8.09%	12.15%	8.20%
Class C Including sale charges	7.01%	12.15%	8.20%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V696-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Institutional Class: GSMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,034,000	$1,128,800	$1,114,400
8/17	$1,138,641	$1,250,936	$1,293,373
8/18	$1,265,372	$1,409,430	$1,555,281
8/19	$1,313,203	$1,365,315	$1,575,655
8/20	$1,312,809	$1,347,566	$1,913,475
8/21	$1,893,989	$1,947,232	$2,545,687
8/22	$1,815,957	$1,795,348	$2,207,620
8/23	$1,913,837	$1,896,785	$2,533,465
8/24	$2,253,351	$2,279,746	$3,195,712
8/25	$2,462,012	$2,467,597	$3,701,913

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	9.26%	13.39%	9.42%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W398-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Service Class: GSMSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$140	1.34%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,288	$11,288	$11,144
8/17	$11,272	$12,509	$12,934
8/18	$12,464	$14,094	$15,553
8/19	$12,869	$13,653	$15,757
8/20	$12,802	$13,476	$19,135
8/21	$18,380	$19,472	$25,457
8/22	$17,535	$17,953	$22,076
8/23	$18,387	$18,968	$25,335
8/24	$21,537	$22,797	$31,957
8/25	$23,415	$24,676	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	8.72%	12.83%	8.87%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W380-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Investor Class: GCMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$98	0.94%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,324	$11,288	$11,144
8/17	$11,350	$12,509	$12,934
8/18	$12,596	$14,094	$15,553
8/19	$13,054	$13,653	$15,757
8/20	$13,033	$13,476	$19,135
8/21	$18,782	$19,472	$25,457
8/22	$17,991	$17,953	$22,076
8/23	$18,934	$18,968	$25,335
8/24	$22,268	$22,797	$31,957
8/25	$24,310	$24,676	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	9.17%	13.27%	9.28%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N361-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Class R6: GCMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,342	$11,288	$11,144
8/17	$11,390	$12,509	$12,934
8/18	$12,654	$14,094	$15,553
8/19	$13,133	$13,653	$15,757
8/20	$13,127	$13,476	$19,135
8/21	$18,946	$19,472	$25,457
8/22	$18,171	$17,953	$22,076
8/23	$19,149	$18,968	$25,335
8/24	$22,546	$22,797	$31,957
8/25	$24,640	$24,676	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	9.29%	13.41%	9.43%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38147X432-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Class R: GCMRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$150	1.44%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell Midcap® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$10,273	$11,288	$11,144
8/17	$11,239	$12,509	$12,934
8/18	$12,411	$14,094	$15,553
8/19	$12,796	$13,653	$15,757
8/20	$12,712	$13,476	$19,135
8/21	$18,231	$19,472	$25,457
8/22	$17,378	$17,953	$22,076
8/23	$18,198	$18,968	$25,335
8/24	$21,297	$22,797	$31,957
8/25	$23,133	$24,676	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	8.62%	12.71%	8.74%
Russell Midcap® Value Index	8.24%	12.85%	9.44%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N379-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Mid Cap Value Fund

Class P: GMPPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, especially in the industrials, consumer discretionary and consumer staples sectors.

  An out-of-benchmark position in GE Vernova, a power, wind and electrification energy company, added value, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, helped the company.

  An overweight in airline company United Airlines Holdings contributed positively. The company benefited from scaling initiatives implemented by its management, which paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  A position in homebuilder D.R. Horton boosted results. Its shares rose during the period the Fund held the position on the back of its strong financial performance and execution despite a challenging housing market.

Top Detractors from Performance:

  Sector allocation as a whole detracted, albeit modestly.

  An overweight to materials hurt as did stock selection in the materials, energy and real estate sectors.

  The Fund’s top detractor was an overweight in medical device company Cooper Companies. Supply constraints, softening end demand and competitive advantage concerns pressured its stock.

  A position in bitcoin treasury company Strategy detracted. Weak financial results and investor concerns around dilution from repeated capital raises as well as its stock price’s reliance on cryptocurrency pressured its stock during the period the Fund held the position.

  An overweight in chemicals and special materials company Celanese hurt. Its stock fell after a quarterly earnings report missed consensus expectations due to weakness in the company’s automotive and industrial segments and remained suppressed due to broad industry headwinds.

Goldman Sachs Mid Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell Midcap® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,393	$10,610	$10,833
8/19	$10,788	$10,278	$10,975
8/20	$10,786	$10,144	$13,328
8/21	$15,564	$14,659	$17,731
8/22	$14,927	$13,515	$15,377
8/23	$15,730	$14,279	$17,646
8/24	$18,521	$17,162	$22,259
8/25	$20,240	$18,576	$25,785

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	9.28%	13.41%	10.02%
Russell Midcap® Value Index	8.24%	12.85%	8.75%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Mid Cap Value Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,107,196,544
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	73%
Total Net Advisory Fees Paid for the Period	$8,329,846

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.7%
Financials	16.4%
Utilities	9.1%
Consumer Discretionary	8.7%
Energy	8.6%
Real Estate	8.0%
Materials	7.7%
Consumer Staples	6.8%
Information Technology	6.4%
Other	9.6%

Goldman Sachs Mid Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38150B475-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Class A: GSSMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000
8/16	$11,126	$10,514	$11,380	$11,144
8/17	$12,412	$11,729	$12,913	$12,934
8/18	$14,665	$13,858	$15,502	$15,553
8/19	$13,028	$12,312	$13,194	$15,757
8/20	$11,733	$11,088	$12,384	$19,135
8/21	$17,573	$16,607	$19,751	$25,457
8/22	$15,933	$15,057	$17,740	$22,076
8/23	$16,365	$15,465	$18,125	$25,335
8/24	$18,967	$17,924	$21,614	$31,957
8/25	$20,268	$19,154	$22,874	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	6.86%	11.55%	7.31%
Class A Including sale charges	0.98%	10.29%	6.71%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38141W612-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Class C: GSSCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	2.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000
8/16	$11,043	$10,933	$11,380	$11,144
8/17	$12,227	$12,105	$12,913	$12,934
8/18	$14,337	$14,194	$15,502	$15,553
8/19	$12,641	$12,515	$13,194	$15,757
8/20	$11,297	$11,184	$12,384	$19,135
8/21	$16,798	$16,630	$19,751	$25,457
8/22	$15,118	$14,967	$17,740	$22,076
8/23	$15,415	$15,260	$18,125	$25,335
8/24	$17,728	$17,551	$21,614	$31,957
8/25	$18,803	$18,615	$22,874	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	6.06%	10.72%	6.51%
Class C Including sale charges	5.00%	10.72%	6.51%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142B336-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Institutional Class: GSSIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.99%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,116,900	$1,138,000	$1,114,400
8/17	$1,250,928	$1,291,289	$1,293,373
8/18	$1,483,851	$1,550,192	$1,555,281
8/19	$1,323,447	$1,319,368	$1,575,655
8/20	$1,195,999	$1,238,359	$1,913,475
8/21	$1,797,466	$1,975,059	$2,545,687
8/22	$1,635,335	$1,773,998	$2,207,620
8/23	$1,683,741	$1,812,494	$2,533,465
8/24	$1,956,844	$2,161,399	$3,195,712
8/25	$2,096,366	$2,287,408	$3,701,913

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	7.13%	11.87%	7.68%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V209-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Service Class: GSSSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$154	1.49%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,114	$11,380	$11,144
8/17	$12,385	$12,913	$12,934
8/18	$14,617	$15,502	$15,553
8/19	$12,971	$13,194	$15,757
8/20	$11,665	$12,384	$19,135
8/21	$17,443	$19,751	$25,457
8/22	$15,789	$17,740	$22,076
8/23	$16,178	$18,125	$25,335
8/24	$18,706	$21,614	$31,957
8/25	$19,943	$22,874	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	6.61%	11.32%	7.14%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V308-AR-0825     Service Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Investor Class: GSQTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,153	$11,380	$11,144
8/17	$12,474	$12,913	$12,934
8/18	$14,774	$15,502	$15,553
8/19	$13,157	$13,194	$15,757
8/20	$11,877	$12,384	$19,135
8/21	$17,832	$19,751	$25,457
8/22	$16,215	$17,740	$22,076
8/23	$16,692	$18,125	$25,335
8/24	$19,396	$21,614	$31,957
8/25	$20,779	$22,874	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	7.13%	11.83%	7.58%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N296-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Class R6: GSSUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,171	$11,380	$11,144
8/17	$12,515	$12,913	$12,934
8/18	$14,846	$15,502	$15,553
8/19	$13,241	$13,194	$15,757
8/20	$11,970	$12,384	$19,135
8/21	$17,993	$19,751	$25,457
8/22	$16,370	$17,740	$22,076
8/23	$16,859	$18,125	$25,335
8/24	$19,592	$21,614	$31,957
8/25	$20,995	$22,874	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	7.16%	11.88%	7.69%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38147X424-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Class R: GSQRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.51%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000
8/16	$11,099	$11,380	$11,144
8/17	$12,351	$12,913	$12,934
8/18	$14,556	$15,502	$15,553
8/19	$12,901	$13,194	$15,757
8/20	$11,587	$12,384	$19,135
8/21	$17,310	$19,751	$25,457
8/22	$15,661	$17,740	$22,076
8/23	$16,043	$18,125	$25,335
8/24	$18,549	$21,614	$31,957
8/25	$19,765	$22,874	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	6.56%	11.26%	7.04%
Russell 2000® Value Index	5.83%	13.05%	8.62%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N312-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small Cap Value Fund

Class P: GSYPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results. Sector allocation as a whole also added value.

  More specifically, stock selection in the industrials, financials and consumer staples sectors bolstered Fund results as did overweights to industrials and financials and an underweight in consumer staples.

  ESCO Technologies, a provider of highly-engineered filtration and fluid control products, was the Fund’s top relative contributor. Its shares rose driven mainly by strong revenue growth across its Navy, commercial aerospace and utilities end markets.

  An overweight in TTM Technologies, which manufactures and sells mission systems, radio frequency components and printed circuit boards, contributed positively. Its shares gained on robust performance across its aerospace and defense and data center computing businesses, bolstered by increased global defense spending and the adoption of AI-driven technologies.

  An overweight in roofing materials distributor Beacon Roofing Supply added value. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

Top Detractors from Performance:

  Stock selection in the information technology, materials and consumer discretionary sectors detracted most. An overweight in consumer discretionary also dampened results.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An out-of-benchmark position in behavioral healthcare services provider Acadia Healthcare detracted. Its stock fell sharply on the back of a deceleration in patient volumes coupled with lowered volume growth guidance amid legal headwinds.

  An overweight in NeoGenomics, a cancer genetics testing company, hurt. Its shares came under pressure amid an unexpected retirement announcement from its Chief Executive Officer, which contributed to investor uncertainty. Also, the company reported mixed earnings results.

Goldman Sachs Small Cap Value Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,671	$11,092	$10,833
8/19	$9,519	$9,440	$10,975
8/20	$8,607	$8,861	$13,328
8/21	$12,934	$14,132	$17,731
8/22	$11,769	$12,693	$15,377
8/23	$12,118	$12,969	$17,646
8/24	$14,083	$15,465	$22,259
8/25	$15,092	$16,367	$25,785

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	7.17%	11.88%	5.73%
Russell 2000® Value Index	5.83%	13.05%	6.90%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small Cap Value Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$948,190,139
# of Portfolio Holdings as of Period End	186
Portfolio Turnover Rate for the Period	82%
Total Net Advisory Fees Paid for the Period	$9,462,933

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	30.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Real Estate	9.8%
Information Technology	8.5%
Energy	6.6%
Materials	5.7%
Health Care	5.6%
Utilities	3.7%
Other	2.7%

Goldman Sachs Small Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38150B343-AR-0825     Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Equity Fund

Class A: GMVAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.17%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole added value to the Fund’s relative results, albeit modestly.

  Underweights to real estate and energy bolstered Fund results as did stock selection in the utilities, real estate and energy sectors.

  An overweight in roofing materials distributor Beacon Roofing Supply was the Fund’s top relative contributor. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

  An overweight in electric utility TXNM Energy proved beneficial given that the company agreed to be acquired by Blackstone Infrastructure for a significant premium.

  An overweight in Mr. Cooper Group, a non-bank mortgage servicer and originator, contributed positively driven by an announcement that residential loan services company, Rocket Companies, was acquiring Mr. Cooper Group in an all-stock transaction for $9.4 billion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the financials, information technology and consumer discretionary sectors.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An overweight in Guidewire Software, which provides a cloud-based software platform for property and casualty insurance, detracted. The Fund purchased the stock shortly after its strong rally—following the company’s strong earnings report, and the stock proceeded to pull back.

  KBR is a science, technology and engineering company that provides solutions to government and commercial customers in various sectors, including defense, space, energy and infrastructure. An overweight in KBR hurt, as its shares sold off due to concerns about potential federal spending cuts by the U.S. Administration’s Department of Government Efficiency and about numerous analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 20, 2025, the Fund's benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index to accommodate the change in the Fund's investment policy.  The Investment Adviser believes that the Russell 2500® Index is an appropriate index against which to measure performance in light of the Fund's investment strategy.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,450	$10,000	$10,000	$10,000
8/16	$10,751	$10,160	$10,879	$11,279	$11,144
8/17	$11,966	$11,308	$12,317	$12,533	$12,934
8/18	$13,697	$12,944	$15,191	$14,717	$15,553
8/19	$12,955	$12,242	$14,106	$13,250	$15,757
8/20	$12,492	$11,805	$15,064	$12,592	$19,135
8/21	$18,816	$17,781	$21,974	$19,204	$25,457
8/22	$17,140	$16,197	$18,559	$17,603	$22,076
8/23	$17,830	$16,850	$19,791	$18,614	$25,335
8/24	$20,913	$19,763	$23,229	$21,990	$31,957
8/25	$21,227	$20,059	$25,561	$24,063	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	1.50%	11.18%	7.81%
Class A Including sale charges	-4.06%	9.93%	7.20%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Equity Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Goldman Sachs Small/Mid Cap Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X101-AR-0825     Class A

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Equity Fund

Class C: GMVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole added value to the Fund’s relative results, albeit modestly.

  Underweights to real estate and energy bolstered Fund results as did stock selection in the utilities, real estate and energy sectors.

  An overweight in roofing materials distributor Beacon Roofing Supply was the Fund’s top relative contributor. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

  An overweight in electric utility TXNM Energy proved beneficial given that the company agreed to be acquired by Blackstone Infrastructure for a significant premium.

  An overweight in Mr. Cooper Group, a non-bank mortgage servicer and originator, contributed positively driven by an announcement that residential loan services company, Rocket Companies, was acquiring Mr. Cooper Group in an all-stock transaction for $9.4 billion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the financials, information technology and consumer discretionary sectors.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An overweight in Guidewire Software, which provides a cloud-based software platform for property and casualty insurance, detracted. The Fund purchased the stock shortly after its strong rally—following the company’s strong earnings report, and the stock proceeded to pull back.

  KBR is a science, technology and engineering company that provides solutions to government and commercial customers in various sectors, including defense, space, energy and infrastructure. An overweight in KBR hurt, as its shares sold off due to concerns about potential federal spending cuts by the U.S. Administration’s Department of Government Efficiency and about numerous analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 20, 2025, the Fund's benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index to accommodate the change in the Fund's investment policy.  The Investment Adviser believes that the Russell 2500® Index is an appropriate index against which to measure performance in light of the Fund's investment strategy.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$9,900	$10,000	$10,000	$10,000
8/16	$10,673	$10,566	$10,879	$11,279	$11,144
8/17	$11,792	$11,674	$12,317	$12,533	$12,934
8/18	$13,399	$13,265	$15,191	$14,717	$15,553
8/19	$12,585	$12,460	$14,106	$13,250	$15,757
8/20	$12,035	$11,915	$15,064	$12,592	$19,135
8/21	$17,988	$17,808	$21,974	$19,204	$25,457
8/22	$16,268	$16,106	$18,559	$17,603	$22,076
8/23	$16,797	$16,629	$19,791	$18,614	$25,335
8/24	$19,562	$19,366	$23,229	$21,990	$31,957
8/25	$19,699	$19,502	$25,561	$24,063	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	0.70%	10.35%	7.01%
Class C Including sale charges	-0.31%	10.35%	7.01%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Equity Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Goldman Sachs Small/Mid Cap Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X200-AR-0825     Class C

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Class: GSMVX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole added value to the Fund’s relative results, albeit modestly.

  Underweights to real estate and energy bolstered Fund results as did stock selection in the utilities, real estate and energy sectors.

  An overweight in roofing materials distributor Beacon Roofing Supply was the Fund’s top relative contributor. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

  An overweight in electric utility TXNM Energy proved beneficial given that the company agreed to be acquired by Blackstone Infrastructure for a significant premium.

  An overweight in Mr. Cooper Group, a non-bank mortgage servicer and originator, contributed positively driven by an announcement that residential loan services company, Rocket Companies, was acquiring Mr. Cooper Group in an all-stock transaction for $9.4 billion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the financials, information technology and consumer discretionary sectors.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An overweight in Guidewire Software, which provides a cloud-based software platform for property and casualty insurance, detracted. The Fund purchased the stock shortly after its strong rally—following the company’s strong earnings report, and the stock proceeded to pull back.

  KBR is a science, technology and engineering company that provides solutions to government and commercial customers in various sectors, including defense, space, energy and infrastructure. An overweight in KBR hurt, as its shares sold off due to concerns about potential federal spending cuts by the U.S. Administration’s Department of Government Efficiency and about numerous analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 20, 2025, the Fund's benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index to accommodate the change in the Fund's investment policy.  The Investment Adviser believes that the Russell 2500® Index is an appropriate index against which to measure performance in light of the Fund's investment strategy.

Fund Performance

	Institutional	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,079,800	$1,087,900	$1,127,882	$1,114,400
8/17	$1,206,245	$1,231,720	$1,253,286	$1,293,373
8/18	$1,386,337	$1,519,081	$1,471,712	$1,555,281
8/19	$1,317,020	$1,410,618	$1,324,995	$1,575,655
8/20	$1,273,953	$1,506,399	$1,259,228	$1,913,475
8/21	$1,925,708	$2,197,385	$1,920,439	$2,545,687
8/22	$1,760,867	$1,855,911	$1,760,295	$2,207,620
8/23	$1,837,113	$1,979,144	$1,861,399	$2,533,465
8/24	$2,162,649	$2,322,921	$2,198,970	$3,195,712
8/25	$2,202,875	$2,556,142	$2,406,260	$3,701,913

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	1.86%	11.57%	8.21%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X309-AR-0825     Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Equity Fund

Investor Class: GMVIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$93	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole added value to the Fund’s relative results, albeit modestly.

  Underweights to real estate and energy bolstered Fund results as did stock selection in the utilities, real estate and energy sectors.

  An overweight in roofing materials distributor Beacon Roofing Supply was the Fund’s top relative contributor. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

  An overweight in electric utility TXNM Energy proved beneficial given that the company agreed to be acquired by Blackstone Infrastructure for a significant premium.

  An overweight in Mr. Cooper Group, a non-bank mortgage servicer and originator, contributed positively driven by an announcement that residential loan services company, Rocket Companies, was acquiring Mr. Cooper Group in an all-stock transaction for $9.4 billion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the financials, information technology and consumer discretionary sectors.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An overweight in Guidewire Software, which provides a cloud-based software platform for property and casualty insurance, detracted. The Fund purchased the stock shortly after its strong rally—following the company’s strong earnings report, and the stock proceeded to pull back.

  KBR is a science, technology and engineering company that provides solutions to government and commercial customers in various sectors, including defense, space, energy and infrastructure. An overweight in KBR hurt, as its shares sold off due to concerns about potential federal spending cuts by the U.S. Administration’s Department of Government Efficiency and about numerous analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 20, 2025, the Fund's benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index to accommodate the change in the Fund's investment policy.  The Investment Adviser believes that the Russell 2500® Index is an appropriate index against which to measure performance in light of the Fund's investment strategy.

Fund Performance

	Investor	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,784	$10,879	$11,279	$11,144
8/17	$12,026	$12,317	$12,533	$12,934
8/18	$13,809	$15,191	$14,717	$15,553
8/19	$13,092	$14,106	$13,250	$15,757
8/20	$12,656	$15,064	$12,592	$19,135
8/21	$19,108	$21,974	$19,204	$25,457
8/22	$17,449	$18,559	$17,603	$22,076
8/23	$18,196	$19,791	$18,614	$25,335
8/24	$21,406	$23,229	$21,990	$31,957
8/25	$21,774	$25,561	$24,063	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	1.72%	11.46%	8.08%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Equity Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Goldman Sachs Small/Mid Cap Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X408-AR-0825     Investor Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Equity Fund

Class R6: GMCUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole added value to the Fund’s relative results, albeit modestly.

  Underweights to real estate and energy bolstered Fund results as did stock selection in the utilities, real estate and energy sectors.

  An overweight in roofing materials distributor Beacon Roofing Supply was the Fund’s top relative contributor. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

  An overweight in electric utility TXNM Energy proved beneficial given that the company agreed to be acquired by Blackstone Infrastructure for a significant premium.

  An overweight in Mr. Cooper Group, a non-bank mortgage servicer and originator, contributed positively driven by an announcement that residential loan services company, Rocket Companies, was acquiring Mr. Cooper Group in an all-stock transaction for $9.4 billion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the financials, information technology and consumer discretionary sectors.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An overweight in Guidewire Software, which provides a cloud-based software platform for property and casualty insurance, detracted. The Fund purchased the stock shortly after its strong rally—following the company’s strong earnings report, and the stock proceeded to pull back.

  KBR is a science, technology and engineering company that provides solutions to government and commercial customers in various sectors, including defense, space, energy and infrastructure. An overweight in KBR hurt, as its shares sold off due to concerns about potential federal spending cuts by the U.S. Administration’s Department of Government Efficiency and about numerous analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 20, 2025, the Fund's benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index to accommodate the change in the Fund's investment policy.  The Investment Adviser believes that the Russell 2500® Index is an appropriate index against which to measure performance in light of the Fund's investment strategy.

Fund Performance

	Class R6	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,800	$10,879	$11,279	$11,144
8/17	$12,074	$12,317	$12,533	$12,934
8/18	$13,878	$15,191	$14,717	$15,553
8/19	$13,176	$14,106	$13,250	$15,757
8/20	$12,757	$15,064	$12,592	$19,135
8/21	$19,278	$21,974	$19,204	$25,457
8/22	$17,628	$18,559	$17,603	$22,076
8/23	$18,406	$19,791	$18,614	$25,335
8/24	$21,662	$23,229	$21,990	$31,957
8/25	$22,056	$25,561	$24,063	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	1.82%	11.57%	8.22%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Equity Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Goldman Sachs Small/Mid Cap Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X416-AR-0825     Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Equity Fund

Class R: GMVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$143	1.42%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole added value to the Fund’s relative results, albeit modestly.

  Underweights to real estate and energy bolstered Fund results as did stock selection in the utilities, real estate and energy sectors.

  An overweight in roofing materials distributor Beacon Roofing Supply was the Fund’s top relative contributor. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

  An overweight in electric utility TXNM Energy proved beneficial given that the company agreed to be acquired by Blackstone Infrastructure for a significant premium.

  An overweight in Mr. Cooper Group, a non-bank mortgage servicer and originator, contributed positively driven by an announcement that residential loan services company, Rocket Companies, was acquiring Mr. Cooper Group in an all-stock transaction for $9.4 billion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the financials, information technology and consumer discretionary sectors.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An overweight in Guidewire Software, which provides a cloud-based software platform for property and casualty insurance, detracted. The Fund purchased the stock shortly after its strong rally—following the company’s strong earnings report, and the stock proceeded to pull back.

  KBR is a science, technology and engineering company that provides solutions to government and commercial customers in various sectors, including defense, space, energy and infrastructure. An overweight in KBR hurt, as its shares sold off due to concerns about potential federal spending cuts by the U.S. Administration’s Department of Government Efficiency and about numerous analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 20, 2025, the Fund's benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index to accommodate the change in the Fund's investment policy.  The Investment Adviser believes that the Russell 2500® Index is an appropriate index against which to measure performance in light of the Fund's investment strategy.

Fund Performance

	Class R	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
9/1/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,726	$10,879	$11,279	$11,144
8/17	$11,912	$12,317	$12,533	$12,934
8/18	$13,604	$15,191	$14,717	$15,553
8/19	$12,835	$14,106	$13,250	$15,757
8/20	$12,340	$15,064	$12,592	$19,135
8/21	$18,531	$21,974	$19,204	$25,457
8/22	$16,850	$18,559	$17,603	$22,076
8/23	$17,482	$19,791	$18,614	$25,335
8/24	$20,448	$23,229	$21,990	$31,957
8/25	$20,708	$25,561	$24,063	$37,019

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	1.27%	10.90%	7.54%
Russell 2500® Index	10.04%	11.15%	9.83%
Russell 2500® Value Index	9.43%	13.82%	0.92%
Russell 3000® Index	15.84%	14.10%	13.97%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Equity Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Goldman Sachs Small/Mid Cap Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X507-AR-0825     Class R

Annual Shareholder Report

August 31, 2025

Goldman Sachs Small/Mid Cap Equity Fund

Class P: GSVPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$84	0.83%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility due largely to tariff uncertainty, trade tensions, artificial intelligence (AI) growth scrutiny and softer economic data, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than consensus expected inflation data. Also, softening labor data and a shift in tone from the Federal Reserve lifted expectations toward the end of the annual period for a resumption of interest rate cuts.

Top Contributors to Performance:

  Sector allocation decisions as a whole added value to the Fund’s relative results, albeit modestly.

  Underweights to real estate and energy bolstered Fund results as did stock selection in the utilities, real estate and energy sectors.

  An overweight in roofing materials distributor Beacon Roofing Supply was the Fund’s top relative contributor. Its stock surged after the company initially declined an unsolicited merger proposal, citing a significant undervaluation of its long-term potential. The takeover attempt concluded with the company and QXO entering into a definitive merger agreement, further driving Beacon Roofing Supply’s share price higher.

  An overweight in electric utility TXNM Energy proved beneficial given that the company agreed to be acquired by Blackstone Infrastructure for a significant premium.

  An overweight in Mr. Cooper Group, a non-bank mortgage servicer and originator, contributed positively driven by an announcement that residential loan services company, Rocket Companies, was acquiring Mr. Cooper Group in an all-stock transaction for $9.4 billion.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the financials, information technology and consumer discretionary sectors.

  The Fund’s top detractor was an overweight in information technology services firm ASGN. Its shares fell driven in part by its defense bookings lagging its peers. Also, information technology spending pressures were a headwind on the commercial side of the firm’s business.

  An overweight in Guidewire Software, which provides a cloud-based software platform for property and casualty insurance, detracted. The Fund purchased the stock shortly after its strong rally—following the company’s strong earnings report, and the stock proceeded to pull back.

  KBR is a science, technology and engineering company that provides solutions to government and commercial customers in various sectors, including defense, space, energy and infrastructure. An overweight in KBR hurt, as its shares sold off due to concerns about potential federal spending cuts by the U.S. Administration’s Department of Government Efficiency and about numerous analyst downgrades.

Goldman Sachs Small/Mid Cap Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 20, 2025, the Fund's benchmark changed from the Russell 2500® Value Index to the Russell 2500® Index to accommodate the change in the Fund's investment policy.  The Investment Adviser believes that the Russell 2500® Index is an appropriate index against which to measure performance in light of the Fund's investment strategy.

Fund Performance

	Class P	Russell 2500® Index	Russell 2500® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,370	$10,967	$10,788	$10,833
8/19	$9,846	$10,184	$9,713	$10,975
8/20	$9,533	$10,875	$9,231	$13,328
8/21	$14,399	$15,864	$14,078	$17,731
8/22	$13,174	$13,399	$12,904	$15,377
8/23	$13,745	$14,288	$13,645	$17,646
8/24	$16,187	$16,770	$16,119	$22,259
8/25	$16,481	$18,454	$17,639	$25,785

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	1.82%	11.57%	7.00%
Russell 2500® Index	10.04%	11.15%	8.65%
Russell 2500® Value Index	9.43%	13.82%	7.99%
Russell 3000® Index	15.84%	14.10%	13.69%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Small/Mid Cap Equity Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$142,638,453
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	100%
Total Net Advisory Fees Paid for the Period	$1,166,755

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 20, 2025, the Fund changed its name from the Goldman Sachs Small/Mid Cap Value Fund to the Goldman Sachs Small/Mid Cap Equity Fund. The Fund also changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in equity securities issued by small- and mid-cap companies.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.7%
Financials	21.0%
Consumer Discretionary	14.5%
Information Technology	12.7%
Health Care	8.5%
Materials	5.1%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	2.1%
Other	3.4%

Goldman Sachs Small/Mid Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38150B319-AR-0825     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,657,963	$4,088,928	Financial Statement audits.

Audit-Related Fees:

• PwC	$460,728	$466,200	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2025 and August 31, 2024 were approximately $460,728 and $466,200, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements August 31, 2025 Goldman Sachs Fundamental Equity Growth Funds Goldman Sachs Enhanced U.S. Equity Fund* Goldman Sachs Large Cap Equity Fund** Goldman Sachs Mid Cap Growth Fund Goldman Sachs Small Cap Growth Fund Goldman Sachs Small/Mid Cap Growth Fund Goldman Sachs Strategic Growth Fund Goldman Sachs Technology Opportunities Fund * Effective after the close of business on April 25, 2025, the Goldman Sachs Enhanced Core Equity Fund was renamed to the Goldman Sachs Enhanced U.S. Equity Fund. ** Effective on April 30, 2025, the Goldman Sachs Large Cap Core Fund was renamed to the Goldman Sachs Large Cap Equity Fund.

Goldman Sachs Fundamental Equity Growth Funds

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.8%

Aerospace & Defense – 1.2%
11,587	L3Harris Technologies, Inc.	$3,216,783
9,592	Woodward, Inc.	2,367,497

		5,584,280

Automobile Components – 0.6%
34,785	Aptiv PLC (Jersey)*	2,766,451

Automobiles – 1.3%
17,940	Tesla, Inc.*	5,989,628

Banks – 3.3%
108,957	Bank of America Corp.	5,528,478
23,703	JPMorgan Chase & Co.	7,144,558
18,257	Wintrust Financial Corp.	2,506,504

		15,179,540

Beverages – 0.7%
22,565	Coca-Cola Europacific Partners
	PLC (United Kingdom)	2,005,126
20,994	Molson Coors Beverage Co., Class B	1,059,987

		3,065,113

Biotechnology – 2.1%
27,804	AbbVie, Inc.	5,849,962
12,621	BioNTech SE ADR (Germany)*	1,262,100
18,075	Neurocrine Biosciences, Inc.*	2,523,270

		9,635,332

Broadline Retail – 4.5%
89,856	Amazon.com, Inc.*	20,577,024

Building Products – 0.6%
9,519	Advanced Drainage Systems, Inc.	1,370,450
9,734	Builders FirstSource, Inc.*	1,349,911

		2,720,361

Capital Markets – 1.9%
27,760	Charles Schwab Corp. (The)	2,660,518
2,675	MSCI, Inc.	1,518,651
18,484	Nasdaq, Inc.	1,751,174
15,976	Raymond James Financial, Inc.	2,706,974

		8,637,317

Chemicals – 1.5%
16,904	RPM International, Inc.	2,118,240
8,269	Sherwin-Williams Co. (The)	3,025,048
17,850	Westlake Corp.	1,567,587

		6,710,875

Communications Equipment – 0.7%
6,619	Motorola Solutions, Inc.	3,127,213

Consumer Finance – 1.1%
4,778	American Express Co.	1,582,856
15,682	Capital One Financial Corp.	3,563,264

		5,146,120

Consumer Staples Distribution & Retail – 2.5%
5,915	Costco Wholesale Corp.	5,579,738
60,006	Walmart, Inc.	5,819,382

		11,399,120

Shares	Description	Value

Common Stocks – (continued)

Diversified Telecommunication Services – 0.7%
109,744	AT&T, Inc.	3,214,402

Electric Utilities – 1.0%
145,788	PG&E Corp.	2,227,641
64,496	PPL Corp.	2,352,169

		4,579,810

Electrical Equipment – 2.2%
15,360	AMETEK, Inc.	2,838,528
6,076	GE Vernova, Inc.	3,724,406
9,530	Rockwell Automation, Inc.	3,272,888

		9,835,822

Electronic Equipment, Instruments & Components – 0.3%
5,913	Jabil, Inc.	1,211,160

Entertainment – 2.2%
17,258	Live Nation Entertainment, Inc.*	2,873,284
5,760	Netflix, Inc.*	6,959,520

		9,832,804

Financial Services – 4.7%
10,396	Berkshire Hathaway, Inc., Class B*	5,228,980
6,862	Corpay, Inc.*	2,234,748
41,853	Equitable Holdings, Inc.	2,229,091
16,503	Fiserv, Inc.*	2,280,385
12,453	Mastercard, Inc., Class A	7,413,146
6,198	Visa, Inc., Class A	2,180,332

		21,566,682

Gas Utilities – 0.2%
31,391	UGI Corp.	1,087,384

Ground Transportation – 0.5%
14,441	Old Dominion Freight Line, Inc.	2,180,158

Health Care Equipment & Supplies – 2.1%
32,844	Abbott Laboratories	4,357,085
12,629	Align Technology, Inc.*	1,792,813
32,526	Boston Scientific Corp.*	3,431,493

		9,581,391

Health Care Providers & Services – 0.5%
7,125	Cencora, Inc.	2,077,721

Health Care REITs – 0.6%
36,441	Ventas, Inc. REIT	2,480,903

Hotels, Restaurants & Leisure – 1.3%
4,769	Domino’s Pizza, Inc.	2,185,633
20,599	Starbucks Corp.	1,816,626
11,586	Texas Roadhouse, Inc.	1,999,164

		6,001,423

Household Durables – 0.7%
18,913	D.R. Horton, Inc.	3,205,375

Household Products – 0.5%
13,767	Procter & Gamble Co. (The)	2,161,970

Independent Power and Renewable Electricity Producers – 0.7%
16,261	Vistra Corp.	3,075,118

Industrial Conglomerates – 0.7%
14,250	Honeywell International, Inc.	3,127,875

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – 0.2%
55,447	Americold Realty Trust, Inc. REIT	800,655

Insurance – 1.8%
12,895	Allstate Corp. (The)	2,623,488
13,813	Marsh & McLennan Cos., Inc.	2,842,854
10,179	Travelers Cos., Inc. (The)	2,763,700

		8,230,042

Interactive Media & Services – 7.1%
48,709	Alphabet, Inc., Class A	10,370,633
27,882	Alphabet, Inc., Class C	5,953,644
21,900	Meta Platforms, Inc., Class A	16,177,530

		32,501,807

IT Services – 0.6%
10,375	Snowflake, Inc.*	2,476,097

Life Sciences Tools & Services – 1.5%
21,277	Agilent Technologies, Inc.	2,673,668
1,878	Mettler-Toledo International, Inc.*	2,443,353
7,654	West Pharmaceutical Services, Inc.	1,890,155

		7,007,176

Machinery – 2.4%
7,283	Caterpillar, Inc.	3,051,868
11,015	IDEX Corp.	1,811,968
18,436	Ingersoll Rand, Inc.	1,464,371
13,997	ITT, Inc.	2,382,989
31,941	Stanley Black & Decker, Inc.	2,372,897

		11,084,093

Media – 0.8%
22,169	New York Times Co. (The),
	Class A	1,326,593
29,070	Omnicom Group, Inc.	2,277,053

		3,603,646

Multi-Utilities – 0.5%
32,179	CMS Energy Corp.	2,303,051

Oil, Gas & Consumable Fuels – 3.2%
23,447	Chevron Corp.	3,765,588
20,389	ConocoPhillips	2,017,899
51,899	Exxon Mobil Corp.	5,931,537
21,810	Phillips 66	2,913,380

		14,628,404

Passenger Airlines – 0.7%
31,812	United Airlines Holdings, Inc.*	3,340,260

Personal Care Products – 0.5%
104,926	Kenvue, Inc.	2,173,017

Pharmaceuticals – 1.7%
26,932	AstraZeneca PLC ADR (United
	Kingdom)	2,151,867
6,423	Eli Lilly & Co.	4,705,361
5,248	Johnson & Johnson	929,788

		7,787,016

Shares	Description	Value

Common Stocks – (continued)

Professional Services – 0.5%
20,897	Booz Allen Hamilton Holding Corp.	2,271,922

Residential REITs – 1.5%
11,236	AvalonBay Communities, Inc. REIT	2,200,571
18,688	Camden Property Trust REIT	2,092,682
38,566	Equity LifeStyle Properties, Inc. REIT	2,325,144

		6,618,397

Semiconductors & Semiconductor Equipment – 13.6%
39,379	Broadcom, Inc.	11,710,921
4,051	KLA Corp.	3,532,472
22,850	Lam Research Corp.	2,288,427
26,473	Marvell Technology, Inc.	1,664,225
20,179	Micron Technology, Inc.	2,401,503
215,676	NVIDIA Corp.	37,566,446
10,979	Taiwan Semiconductor
	Manufacturing Co. Ltd. ADR (Taiwan)	2,534,722

		61,698,716

Software – 12.2%
4,479	AppLovin Corp., Class A*	2,143,605
9,217	Atlassian Corp., Class A*	1,638,598
19,237	Datadog, Inc., Class A*	2,629,313
40,180	Dynatrace, Inc.*	2,033,108
3,909	Intuit, Inc.	2,607,303
68,645	Microsoft Corp.	34,781,735
7,361	Monday.com Ltd.*	1,420,673
4,769	Oracle Corp.	1,078,414
3,611	Palantir Technologies, Inc., Class A*	565,880
16,692	Salesforce, Inc.	4,277,325
4,107	Tyler Technologies, Inc.*	2,311,748

		55,487,702

Specialized REITs – 0.5%
70,212	VICI Properties, Inc. REIT	2,371,761

Specialty Retail – 2.6%
12,002	Home Depot, Inc. (The)	4,882,053
13,710	Lowe’s Cos., Inc.	3,538,003
25,930	TJX Cos., Inc. (The)	3,542,297

		11,962,353

Technology Hardware, Storage & Peripherals – 6.3%
117,237	Apple, Inc.	27,215,397
11,790	Dell Technologies, Inc., Class C	1,440,149

		28,655,546

Trading Companies & Distributors – 0.7%
65,621	Fastenal Co.	3,258,739

TOTAL COMMON STOCKS (Cost $301,505,417)		454,018,772

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Shares	Description	Value

Exchange-Traded Fund – 0.0%
261 SPDR S&P 500 ETF Trust
(Cost $164,634)		168,358

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
421,734	4.154%	421,734
(Cost $421,734)

TOTAL INVESTMENTS – 99.9% (Cost $302,091,785)		$454,608,864

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		455,880

NET ASSETS – 100.0%		$455,064,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP EQUITY FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.8%

Aerospace & Defense – 1.9%
69,536	General Electric Co.	$19,136,307
12,002	L3Harris Technologies, Inc.	3,331,995
1,473	TransDigm Group, Inc.	2,060,550
8,784	Woodward, Inc.	2,168,067

		26,696,919

Automobile Components – 0.2%
38,580	Aptiv PLC (Jersey)*	3,068,267

Automobiles – 0.9%
36,791	Tesla, Inc.*	12,283,411

Banks – 3.5%
350,976	Bank of America Corp.	17,808,522
16,537	Citizens Financial Group, Inc.	864,555
95,093	JPMorgan Chase & Co.	28,662,932
11,114	SouthState Corp.	1,134,295

		48,470,304

Beverages – 1.5%
182,529	Coca-Cola Co. (The)	12,592,676
101,594	Coca-Cola Europacific Partners PLC (United Kingdom)	9,027,643

		21,620,319

Biotechnology – 2.2%
64,076	AbbVie, Inc.	13,481,590
10,991	Alnylam Pharmaceuticals, Inc.*	4,907,591
3,359	Argenx SE ADR (Netherlands)*	2,392,280
19,754	BioNTech SE ADR (Germany)*	1,975,400
24,735	Insmed, Inc.*	3,366,434
19,203	Neurocrine Biosciences, Inc.*	2,680,739
151,827	Roivant Sciences Ltd.*	1,811,296

		30,615,330

Broadline Retail – 3.8%
234,853	Amazon.com, Inc.*	53,781,337

Building Products – 0.5%
15,121	Builders FirstSource, Inc.*	2,096,980
12,099	Trane Technologies PLC	5,028,345

		7,125,325

Capital Markets – 2.1%
4,388	Blackrock, Inc.	4,945,890
53,038	Blackstone, Inc.	9,090,713
47,878	Charles Schwab Corp. (The)	4,588,628
2,352	Coinbase Global, Inc., Class A*	716,278
4,534	MSCI, Inc.	2,574,042
27,168	Nasdaq, Inc.	2,573,896
7,824	S&P Global, Inc.	4,290,995

		28,780,442

Chemicals – 2.2%
45,835	Air Products and Chemicals, Inc.	13,480,532
44,474	Sherwin-Williams Co. (The)	16,269,923
18,012	Westlake Corp.	1,581,814

		31,332,269

Commercial Services & Supplies – 0.3%
22,736	Waste Connections, Inc.	4,201,840

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – 0.8%
45,395	Arista Networks, Inc.*	$6,198,687
9,564	Motorola Solutions, Inc.	4,518,608

		10,717,295

Construction Materials – 1.0%
21,621	Martin Marietta Materials, Inc.	13,327,184

Consumer Finance – 1.6%
25,245	American Express Co.	8,363,164
62,457	Capital One Financial Corp.	14,191,479

		22,554,643

Consumer Staples Distribution & Retail – 2.1%
12,602	Costco Wholesale Corp.	11,887,719
178,200	Walmart, Inc.	17,281,836

		29,169,555

Containers & Packaging – 0.2%
64,116	International Paper Co.	3,185,283

Diversified Telecommunication Services – 0.4%
180,295	AT&T, Inc.	5,280,841

Electric Utilities – 1.5%
107,986	NextEra Energy, Inc.	7,780,391
113,169	PG&E Corp.	1,729,223
153,483	PPL Corp.	5,597,525
86,357	Xcel Energy, Inc.	6,251,383

		21,358,522

Electrical Equipment – 3.5%
12,578	AMETEK, Inc.	2,324,414
43,677	Eaton Corp. PLC	15,249,388
21,517	GE Vernova, Inc.	13,189,276
51,400	Rockwell Automation, Inc.	17,652,302

		48,415,380

Electronic Equipment, Instruments & Components – 0.4%
47,728	Amphenol Corp., Class A	5,195,670

Energy Equipment & Services – 0.1%
37,211	Baker Hughes Co.	1,689,379

Entertainment – 1.8%
19,946	Live Nation Entertainment, Inc.*	3,320,809
8,208	Netflix, Inc.*	9,917,316
16,809	Spotify Technology SA*	11,461,721

		24,699,846

Financial Services – 5.0%
48,685	Berkshire Hathaway, Inc., Class B*	24,487,581
5,218	Corpay, Inc.*	1,699,346
89,083	Equitable Holdings, Inc.	4,744,561
65,737	Fiserv, Inc.*	9,083,539
43,069	Mastercard, Inc., Class A	25,638,545
11,880	Visa, Inc., Class A	4,179,147

		69,832,719

Ground Transportation – 1.3%
10,257	Norfolk Southern Corp.	2,871,755
48,867	Old Dominion Freight Line, Inc.	7,377,451
53,837	Uber Technologies, Inc.*	5,047,219

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
13,415	Union Pacific Corp.	$2,999,191

		18,295,616

Health Care Equipment & Supplies – 4.2%
124,291	Abbott Laboratories	16,488,444
46,517	Align Technology, Inc.*	6,603,553
148,913	Boston Scientific Corp.*	15,710,322
19,263	Cooper Cos., Inc. (The)*	1,298,230
29,122	Insulet Corp.*	9,897,985
19,729	Intuitive Surgical, Inc.*	9,337,637

		59,336,171

Health Care Providers & Services – 0.3%
12,896	Cencora, Inc.	3,760,603

Health Care REITs – 0.2%
21,859	Welltower, Inc. REIT	3,678,432

Health Care Technology – 0.2%
9,552	Veeva Systems, Inc., Class A*	2,571,398

Hotels, Restaurants & Leisure – 2.8%
63,461	Chipotle Mexican Grill, Inc.*	2,674,247
13,657	DoorDash, Inc., Class A*	3,349,379
63,555	DraftKings, Inc., Class A*	3,049,369
31,325	Hilton Worldwide Holdings, Inc.	8,647,579
14,926	McDonald’s Corp.	4,679,898
34,868	Royal Caribbean Cruises Ltd.	12,664,755
35,208	Starbucks Corp.	3,104,994
6,601	Wingstop, Inc.	2,165,920

		40,336,141

Household Durables – 0.9%
72,949	D.R. Horton, Inc.	12,363,397

Household Products – 0.8%
75,295	Procter & Gamble Co. (The)	11,824,327

Independent Power and Renewable Electricity Producers – 0.2%
15,421	Vistra Corp.	2,916,265

Industrial Conglomerates – 1.7%
80,012	3M Co.	12,444,267
51,320	Honeywell International, Inc.	11,264,740

		23,709,007

Industrial REITs – 0.7%
83,221	Prologis, Inc. REIT	9,468,885

Insurance – 1.3%
18,729	Allstate Corp. (The)	3,810,415
20,276	Arch Capital Group Ltd.	1,855,862
17,578	Globe Life, Inc.	2,460,041
23,627	Marsh & McLennan Cos., Inc.	4,862,673
13,187	Travelers Cos., Inc. (The)	3,580,402
19,116	Unum Group	1,335,444

		17,904,837

Interactive Media & Services – 6.4%
118,695	Alphabet, Inc., Class A	25,271,353
100,497	Alphabet, Inc., Class C	21,459,124
57,964	Meta Platforms, Inc., Class A	42,818,007

		89,548,484

Shares	Description	Value

Common Stocks – (continued)

IT Services – 0.4%
7,519	International Business Machines Corp.	$1,830,801
15,880	Snowflake, Inc.*	3,789,921

		5,620,722

Life Sciences Tools & Services – 1.0%
8,828	Danaher Corp.	1,816,979
11,999	Thermo Fisher Scientific, Inc.	5,912,147
23,358	West Pharmaceutical Services, Inc.	5,768,258

		13,497,384

Machinery – 0.8%
27,427	Caterpillar, Inc.	11,493,010

Metals & Mining – 0.1%
12,761	Steel Dynamics, Inc.	1,670,670

Multi-Utilities – 0.5%
43,029	CMS Energy Corp.	3,079,585
106,651	NiSource, Inc.	4,508,138

		7,587,723

Oil, Gas & Consumable Fuels – 3.1%
103,070	Chevron Corp.	16,553,042
98,613	ConocoPhillips	9,759,729
19,092	DT Midstream, Inc.	1,989,004
59,980	Expand Energy Corp.	5,804,864
51,975	Exxon Mobil Corp.	5,940,223
34,379	Kinetik Holdings, Inc.	1,438,074
12,869	Phillips 66	1,719,041

		43,203,977

Passenger Airlines – 0.5%
64,167	United Airlines Holdings, Inc.*	6,737,535

Personal Care Products – 0.1%
12,975	elf Beauty, Inc.*	1,621,875

Pharmaceuticals – 2.0%
35,910	AstraZeneca PLC ADR (United Kingdom)	2,869,209
34,430	Eli Lilly & Co.	25,222,729

		28,091,938

Professional Services – 0.3%
17,873	Booz Allen Hamilton Holding Corp.	1,943,152
6,898	Verisk Analytics, Inc.	1,849,492

		3,792,644

Residential REITs – 0.4%
68,268	American Homes 4 Rent, Class A REIT	2,445,360
12,332	AvalonBay Communities, Inc. REIT	2,415,222

		4,860,582

Semiconductors & Semiconductor Equipment – 11.6%
94,610	Broadcom, Inc.	28,136,068
9,616	KLA Corp.	8,385,152
41,473	Lam Research Corp.	4,153,521
107,773	Marvell Technology, Inc.	6,775,150

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS LARGE CAP EQUITY FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
39,730	Micron Technology, Inc.	$4,728,267
579,625	NVIDIA Corp.	100,959,082
28,096	Taiwan Semiconductor
	Manufacturing Co. Ltd. ADR (Taiwan)	6,486,524
12,188	Texas Instruments, Inc.	2,467,826

		162,091,590

Software – 11.6%
31,798	AppLovin Corp., Class A*	15,218,205
18,173	Atlassian Corp., Class A*	3,230,796
15,192	Cadence Design Systems, Inc.*	5,323,732
3,231	Crowdstrike Holdings, Inc., Class A*	1,368,975
48,529	Datadog, Inc., Class A*	6,632,944
49,366	Dynatrace, Inc.*	2,497,920
837	Fair Isaac Corp.*	1,273,613
6,508	Intuit, Inc.	4,340,836
180,893	Microsoft Corp.	91,656,674
31,847	Oracle Corp.	7,201,562
38,972	Palantir Technologies, Inc., Class A*	6,107,302
47,270	Salesforce, Inc.	12,112,937
78,128	Samsara, Inc., Class A*	2,823,546
9,093	Zscaler, Inc.*	2,519,216

		162,308,258

Specialized REITs – 0.5%
15,301	American Tower Corp. REIT	3,119,109
5,209	Equinix, Inc. REIT	4,095,264

		7,214,373

Specialty Retail – 2.1%
2,523	AutoZone, Inc.*	10,592,891
29,577	Home Depot, Inc. (The)	12,031,036
9,551	Lowe’s Cos., Inc.	2,464,731
28,157	TJX Cos., Inc. (The)	3,846,528

		28,935,186

Technology Hardware, Storage & Peripherals – 5.9%
337,776	Apple, Inc.	78,411,321
28,987	Dell Technologies, Inc., Class C	3,540,762

		81,952,083

Wireless Telecommunication Services – 0.4%
19,739	T-Mobile US, Inc.	4,974,031

TOTAL COMMON STOCKS (Cost $765,400,445)		1,394,769,224

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
606	4.154%	$606
(Cost $606)

TOTAL INVESTMENTS – 99.8% (Cost $765,401,051)		$1,394,769,830

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,599,599

NET ASSETS – 100.0%		$1,397,369,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 98.5%

Aerospace & Defense – 7.1%
39,944	Axon Enterprise, Inc.*	$29,849,752
161,827	Howmet Aerospace, Inc.	28,174,081
59,274	Woodward, Inc.	14,630,008

		72,653,841

Beverages – 0.9%
104,280	Coca-Cola Europacific Partners PLC (United Kingdom)	9,266,321

Biotechnology – 5.7%
57,611	Alnylam Pharmaceuticals, Inc.*	25,723,888
75,205	Insmed, Inc.*	10,235,400
9,433	Madrigal Pharmaceuticals, Inc.*	4,130,239
81,636	Neurocrine Biosciences, Inc.*	11,396,385
592,491	Roivant Sciences Ltd.*	7,068,418

		58,554,330

Capital Markets – 5.7%
728,454	Blue Owl Capital, Inc.	13,490,968
20,058	Coinbase Global, Inc., Class A*	6,108,463
111,184	Jefferies Financial Group, Inc.	7,210,282
39,266	MSCI, Inc.	22,292,094
97,533	Nasdaq, Inc.	9,240,277

		58,342,084

Construction & Engineering – 2.3%
60,796	Quanta Services, Inc.	22,978,456

Construction Materials – 1.9%
31,035	Martin Marietta Materials, Inc.	19,129,974

Consumer Staples Distribution & Retail – 1.7%
137,541	BJ’s Wholesale Club Holdings, Inc.*	13,435,005
99,667	Maplebear, Inc.*	4,322,558

		17,757,563

Electrical Equipment – 5.5%
50,956	AMETEK, Inc.	9,416,669
47,424	Rockwell Automation, Inc.	16,286,824
237,437	Vertiv Holdings Co., Class A	30,285,089

		55,988,582

Entertainment – 6.0%
139,545	Live Nation Entertainment, Inc.*	23,232,847
241,906	ROBLOX Corp., Class A*	30,139,068
41,862	TKO Group Holdings, Inc.	7,935,361

		61,307,276

Financial Services – 2.5%
48,416	Corpay, Inc.*	15,767,639
224,462	Toast, Inc., Class A*	10,123,236

		25,890,875

Ground Transportation – 1.4%
92,734	Old Dominion Freight Line, Inc.	14,000,052

Health Care Equipment & Supplies – 4.2%
40,072	Align Technology, Inc.*	5,688,621
200,513	Dexcom, Inc.*	15,106,650
64,748	Insulet Corp.*	22,006,550

		42,801,821

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – 3.6%
125,056	Cencora, Inc.	36,467,580

Health Care Technology – 1.8%
68,194	Veeva Systems, Inc., Class A*	18,357,825

Hotels, Restaurants & Leisure – 12.9%
120,339	Cava Group, Inc.*	8,128,899
21,866	Domino’s Pizza, Inc.	10,021,188
41,115	DoorDash, Inc., Class A*	10,083,454
386,510	DraftKings, Inc., Class A*	18,544,750
85,450	Hilton Worldwide Holdings, Inc.	23,589,327
100,464	Royal Caribbean Cruises Ltd.	36,490,534
80,720	Texas Roadhouse, Inc.	13,928,236
31,382	Wingstop, Inc.	10,297,062

		131,083,450

Household Durables – 1.0%
75,585	Lennar Corp., Class A	10,063,387

Independent Power and Renewable Electricity Producers – 2.8%
150,825	Vistra Corp.	28,522,516

IT Services – 2.7%
133,423	Cloudflare, Inc., Class A*	27,846,714

Life Sciences Tools & Services – 2.7%
104,016	Agilent Technologies, Inc.	13,070,651
8,780	Mettler-Toledo International, Inc.*	11,423,131
10,850	West Pharmaceutical Services, Inc.	2,679,407

		27,173,189

Machinery – 0.6%
33,040	ITT, Inc.	5,625,060

Oil, Gas & Consumable Fuels – 1.9%
113,853	DT Midstream, Inc.	11,861,205
73,665	Expand Energy Corp.	7,129,299

		18,990,504

Professional Services – 1.3%
122,122	Booz Allen Hamilton Holding Corp.	13,277,104

Semiconductors & Semiconductor Equipment – 3.3%
48,654	Astera Labs, Inc.*	8,864,759
116,634	Marvell Technology, Inc.	7,332,196
20,735	Monolithic Power Systems, Inc.	17,329,484

		33,526,439

Software – 10.5%
143,324	Datadog, Inc., Class A*	19,589,524
187,628	Dynatrace, Inc.*	9,493,977
14,489	Fair Isaac Corp.*	22,047,042
27,466	HubSpot, Inc.*	13,270,747
24,617	Monday.com Ltd.*	4,751,081
27,337	Tyler Technologies, Inc.*	15,387,451
140,363	Varonis Systems, Inc.*	8,284,224
49,585	Zscaler, Inc.*	13,737,524

		106,561,570

Specialty Retail – 3.7%
4,271	AutoZone, Inc.*	17,931,922

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
34,481	Five Below, Inc.*	5,003,193
99,889	Ross Stores, Inc.	14,699,665

		37,634,780

Textiles, Apparel & Luxury Goods – 0.8%
186,874	On Holding AG, Class A (Switzerland)*	8,424,280

Trading Companies & Distributors – 4.0%
505,080	Fastenal Co.	25,082,273
16,225	United Rentals, Inc.	15,516,616

		40,598,889

TOTAL COMMON STOCKS (Cost $788,093,581)		1,002,824,462

Shares	Dividend Rate	Value

Investment Company – 1.5%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,470,536	4.154%	15,470,536
(Cost $15,470,536)

TOTAL INVESTMENTS – 100.0% (Cost $803,564,117)		$1,018,294,998

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		483,264

NET ASSETS – 100.0%		$1,018,778,262

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 98.7%

Aerospace & Defense – 6.2%
35,678	Karman Holdings, Inc.*	$1,905,562
86,884	Loar Holdings, Inc.*	6,139,223
36,646	Moog, Inc., Class A	7,177,119
53,582	Voyager Technologies, Inc., Class A*	1,644,432
33,830	VSE Corp.	5,493,992

		22,360,328

Automobile Components – 1.4%
30,733	Dorman Products, Inc.*	4,972,292

Beverages – 0.9%
94,231	Vita Coco Co., Inc. (The)*	3,367,816

Biotechnology – 7.3%
100,145	Alkermes PLC*	2,901,201
32,702	Apogee Therapeutics, Inc.*	1,189,372
12,765	Blueprint Medicines Corp.(c)	5,872
16,207	Caris Life Sciences, Inc.(a)	622,187
52,159	CG oncology, Inc.*	1,398,904
75,792	Dynavax Technologies Corp.*	767,015
6,082	Insmed, Inc.*	827,760
43,574	Ionis Pharmaceuticals, Inc.*	1,857,778
11,446	Madrigal Pharmaceuticals, Inc.*	5,011,631
30,693	Metsera, Inc.	1,083,156
95,360	Mineralys Therapeutics, Inc.*	1,476,173
33,079	Protagonist Therapeutics, Inc.*	1,953,315
57,258	REVOLUTION Medicines, Inc.*	2,174,086
143,856	Syndax Pharmaceuticals, Inc.*	2,349,168
33,145	Ultragenyx Pharmaceutical, Inc.*	993,024
41,987	Xenon Pharmaceuticals, Inc. (Canada)*	1,625,317

		26,235,959

Broadline Retail – 0.9%
26,626	Ollie’s Bargain Outlet Holdings, Inc.*	3,377,242

Building Products – 0.8%
10,737	CSW Industrials, Inc.	2,936,999

Capital Markets – 6.7%
8,011	Bullish (Cayman Islands)*	472,889
29,809	Hamilton Lane, Inc., Class A	4,600,721
13,335	Miami International Holdings, Inc.*	501,129
21,024	Piper Sandler Cos.	7,017,601
44,632	PJT Partners, Inc., Class A	7,989,128
259,988	WisdomTree, Inc.	3,538,437

		24,119,905

Chemicals – 1.2%
26,664	Balchem Corp.	4,321,968

Commercial Services & Supplies – 2.7%
63,626	Casella Waste Systems, Inc., Class A*	6,270,979
93,579	Tetra Tech, Inc.	3,408,147

		9,679,126

Construction & Engineering – 1.6%
17,343	MYR Group, Inc.*	3,247,823

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
22,814	Primoris Services Corp.	$2,704,600

		5,952,423

Consumer Staples Distribution & Retail – 0.4%
37,600	Natural Grocers by Vitamin Cottage, Inc.	1,445,720

Diversified Consumer Services – 1.5%
20,022	Bright Horizons Family
	Solutions, Inc.*	2,363,397
131,388	OneSpaWorld Holdings Ltd. (Bahamas)	2,965,427

		5,328,824

Electronic Equipment, Instruments & Components – 3.9%
25,306	Badger Meter, Inc.	4,628,974
9,777	Fabrinet (Thailand)*	3,239,022
24,825	Novanta, Inc.*	2,889,878
81,531	Vontier Corp.	3,498,495

		14,256,369

Ground Transportation – 0.8%
9,893	Saia, Inc.*	2,932,879

Health Care Equipment & Supplies – 6.2%
41,279	Beta Bionics, Inc.*	777,696
29,507	Glaukos Corp.*	2,827,361
31,419	iRhythm Technologies, Inc.*	5,340,601
40,764	LeMaitre Vascular, Inc.	3,887,459
63,018	Merit Medical Systems, Inc.*	5,705,650
44,739	PROCEPT BioRobotics Corp.*	1,797,166
16,592	TransMedics Group, Inc.*	1,907,416

		22,243,349

Health Care Providers & Services – 5.9%
99,176	BrightSpring Health Services, Inc.*	2,349,479
15,510	Ensign Group, Inc. (The)	2,664,308
23,340	GeneDx Holdings Corp.*	3,022,297
60,626	Guardant Health, Inc.*	4,087,405
131,453	Pennant Group, Inc. (The)*	3,156,187
86,553	RadNet, Inc.*	6,211,043

		21,490,719

Health Care Technology – 1.3%
38,952	HeartFlow, Inc.*	1,226,988
90,075	Waystar Holding Corp.*	3,412,041

		4,639,029

Hotels, Restaurants & Leisure – 4.1%
52,460	Cheesecake Factory, Inc. (The)	3,224,192
38,117	Dutch Bros, Inc., Class A*	2,737,944
129,270	First Watch Restaurant Group, Inc.*	2,435,447
118,588	Life Time Group Holdings, Inc.*	3,310,977
27,825	Shake Shack, Inc., Class A*	2,949,450

		14,658,010

Household Durables – 1.4%
12,224	Installed Building Products, Inc.	3,200,488
23,912	Meritage Homes Corp.	1,857,723

		5,058,211

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Household Products – 0.8%
12,633	WD-40 Co.	$2,729,233

Insurance – 2.4%
23,603	Accelerant Holdings, Class A
	(Cayman Islands)*	473,240
44,973	Goosehead Insurance, Inc., Class A	3,809,663
35,271	Palomar Holdings, Inc.*	4,339,038

		8,621,941

IT Services – 1.1%
119,602	DigitalOcean Holdings, Inc.*	3,901,417

Machinery – 8.6%
18,632	Enpro, Inc.	4,076,123
52,109	Esab Corp.	6,011,815
41,487	Federal Signal Corp.	5,102,486
13,081	RBC Bearings, Inc.*	5,101,067
28,249	SPX Technologies, Inc.*	5,285,671
19,457	Watts Water Technologies, Inc., Class A	5,387,643

		30,964,805

Media – 0.4%
78,125	MNTN, Inc., Class A*(a)	1,594,531

Personal Care Products – 0.8%
25,290	Interparfums, Inc.	2,906,833

Pharmaceuticals – 0.9%
28,358	Prestige Consumer Healthcare, Inc.*	1,929,479
156,687	WaVe Life Sciences Ltd.*	1,504,195

		3,433,674

Professional Services – 1.4%
63,518	Parsons Corp.*	5,087,792

Semiconductors & Semiconductor Equipment – 9.1%
48,398	Ambiq Micro, Inc.	1,921,885
46,985	Axcelis Technologies, Inc.*	3,760,679
30,370	Camtek Ltd. (Israel)*(a)	2,511,903
62,958	Credo Technology Group Holding Ltd.*	7,747,297
60,680	FormFactor, Inc.*	1,771,249
16,387	Impinj, Inc.*	3,072,071
85,579	Lattice Semiconductor Corp.*	5,680,734
112,427	PDF Solutions, Inc.*	2,299,132
16,469	SiTime Corp.*	3,980,063

		32,745,013

Software – 9.8%
119,876	Alkami Technology, Inc.*	3,068,826
231,346	Amplitude, Inc., Class A*	2,644,285
123,239	AvePoint, Inc.*	2,016,190
25,902	Commvault Systems, Inc.*	4,834,479
258,985	Freshworks, Inc., Class A*	3,488,528
56,915	Intapp, Inc.*	2,617,521
63,139	JFrog Ltd.*	3,117,172
99,268	Onestream, Inc.*	2,063,782
104,740	PagerDuty, Inc.*	1,753,347
51,210	Q2 Holdings, Inc.*	4,031,763

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
99,494	Varonis Systems, Inc.*	$5,872,136

		35,508,029

Specialty Retail – 2.9%
25,838	Boot Barn Holdings, Inc.*	4,593,221
23,336	Five Below, Inc.*	3,386,053
101,788	Warby Parker, Inc., Class A*	2,666,846

		10,646,120

Textiles, Apparel & Luxury Goods – 3.3%
70,475	Kontoor Brands, Inc.	5,444,194
202,678	Wolverine World Wide, Inc.	6,473,535
		11,917,729

Trading Companies & Distributors – 2.0%
20,878	Applied Industrial Technologies, Inc.	5,503,023
24,346	Core & Main, Inc., Class A*	1,575,673

		7,078,696

TOTAL COMMON STOCKS (Cost $304,599,564)		356,512,981

Shares	Dividend Rate	Value

Investment Company – 2.5%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,876,030	4.154%	8,876,030
(Cost $8,876,030)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $313,475,594)		365,389,011

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,208,990	4.154%	3,208,990
(Cost $3,208,990)

TOTAL INVESTMENTS – 102.1% (Cost $316,684,584)		$368,598,001

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(7,716,146)

NET ASSETS – 100.0%		$360,881,855

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
PLC	—Public Limited Company

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.9%

Aerospace & Defense – 4.3%
202,089	Karman Holdings, Inc.*	$10,793,573
418,259	Loar Holdings, Inc.*	29,554,181
111,395	Moog, Inc., Class A	21,816,711

		62,164,465

Biotechnology – 10.8%
218,931	Alkermes PLC*	6,342,431
48,846	Ascendis Pharma A/S ADR (Denmark)*	9,489,312
228,477	Bridgebio Pharma, Inc.*	11,825,970
69,520	Caris Life Sciences, Inc.*	2,668,873
208,887	Insmed, Inc.*	28,429,521
303,507	Ionis Pharmaceuticals, Inc.*	12,940,021
28,001	Madrigal Pharmaceuticals, Inc.*	12,260,238
160,754	Natera, Inc.*	27,046,861
113,699	Neurocrine Biosciences, Inc.*	15,872,380
240,864	REVOLUTION Medicines, Inc.*	9,145,606
65,236	Rhythm Pharmaceuticals, Inc.*	6,729,093
1,113,801	Roivant Sciences Ltd.*	13,287,646

		156,037,952

Broadline Retail – 0.9%
97,356	Ollie’s Bargain Outlet Holdings, Inc.*	12,348,635

Capital Markets – 4.2%
124,031	Houlihan Lokey, Inc.	24,713,177
404,758	Jefferies Financial Group, Inc.	26,248,556
28,074	Piper Sandler Cos.	9,370,821

		60,332,554

Chemicals – 0.8%
91,293	RPM International, Inc.	11,439,926

Commercial Services & Supplies – 1.6%
235,481	Casella Waste Systems, Inc.,
	Class A*	23,209,007

Construction & Engineering – 1.2%
29,218	EMCOR Group, Inc.	18,115,160

Consumer Staples Distribution & Retail – 2.7%
108,332	BJ’s Wholesale Club Holdings, Inc.*	10,581,870
21,407	Casey’s General Stores, Inc.	10,586,190
129,491	Sprouts Farmers Market, Inc.*	18,198,665

		39,366,725

Diversified Consumer Services – 0.1%
5,919	Duolingo, Inc.*	1,763,033

Electrical Equipment – 1.5%
50,485	Hubbell, Inc.	21,758,530

Electronic Equipment, Instruments & Components – 3.9%
95,068	Badger Meter, Inc.	17,389,838
57,334	Fabrinet (Thailand)*	18,994,181
170,134	Novanta, Inc.*	19,805,299

		56,189,318

Shares	Description	Value

Common Stocks – 99.9% – (continued)

Financial Services – 4.3%
111,458	Chime Financial, Inc., Class A*(a)	$2,943,606
388,265	Equitable Holdings, Inc.	20,678,994
169,557	Shift4 Payments, Inc., Class A*	15,333,039
522,119	Toast, Inc., Class A*	23,547,567

		62,503,206

Ground Transportation – 0.5%
24,683	Saia, Inc.*	7,317,522

Health Care Equipment & Supplies – 4.8%
84,106	Glaukos Corp.*	8,059,037
302,536	Globus Medical, Inc., Class A*	18,536,381
296,346	Merit Medical Systems, Inc.*	26,831,167
61,246	Penumbra, Inc.*	16,698,109

		70,124,694

Health Care Providers & Services – 4.2%
112,240	Encompass Health Corp.	13,666,342
111,889	Ensign Group, Inc. (The)	19,220,292
150,263	Guardant Health, Inc.*	10,130,732
251,047	RadNet, Inc.*	18,015,133

		61,032,499

Health Care Technology – 0.9%
361,119	Waystar Holding Corp.*	13,679,188

Hotels, Restaurants & Leisure – 9.0%
109,241	Brinker International, Inc.*	17,039,411
245,554	Dutch Bros, Inc., Class A*	17,638,144
93,052	Hyatt Hotels Corp., Class A	13,425,543
354,306	Life Time Group Holdings, Inc.*	9,892,224
168,298	Planet Fitness, Inc., Class A*	17,637,630
135,275	Shake Shack, Inc., Class A*	14,339,150
143,953	Texas Roadhouse, Inc.	24,839,090
249,287	Viking Holdings Ltd.*	15,859,639

		130,670,831

Household Durables – 1.6%
135,517	SharkNinja, Inc.*	15,850,068
53,125	Toll Brothers, Inc.	7,384,375

		23,234,443

Insurance – 1.2%
36,621	Kinsale Capital Group, Inc.	16,752,276

Life Sciences Tools & Services – 0.9%
243,189	Bio-Techne Corp.	13,285,415

Machinery – 10.2%
69,570	Crane Co.	12,891,321
131,336	Esab Corp.	15,152,234
135,693	Federal Signal Corp.	16,688,882
87,248	IDEX Corp.	14,352,296
83,050	Lincoln Electric Holdings, Inc.	20,150,422
92,765	Nordson Corp.	20,880,474
60,464	RBC Bearings, Inc.*	23,578,541
131,495	SPX Technologies, Inc.*	24,604,030

		148,298,200

Pharmaceuticals – 0.7%
82,813	Jazz Pharmaceuticals PLC*	10,579,361

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – 99.9% – (continued)

Machinery – 10.2% – (continued)

Professional Services – 1.5%
273,013	Parsons Corp.*	$21,868,341

Semiconductors & Semiconductor Equipment – 7.4%
160,887	Astera Labs, Inc.*	29,313,611
252,603	Credo Technology Group Holding Ltd.*	31,084,062
397,294	Lattice Semiconductor Corp.*	26,372,376
161,917	MACOM Technology Solutions Holdings, Inc.*	20,749,664

		107,519,713

Software – 12.1%
419,078	Dynatrace, Inc.*	21,205,347
119,345	Guidewire Software, Inc.*	25,900,252
601,864	Klaviyo, Inc., Class A*	19,524,468
117,951	Manhattan Associates, Inc.*	25,411,363
70,802	Monday.com Ltd.*	13,664,786
199,226	Nutanix, Inc., Class A*	13,389,980
217,725	Rubrik, Inc., Class A*	19,464,615
428,577	SailPoint, Inc.*	8,845,829
91,109	ServiceTitan, Inc., Class A*	9,769,618
301,326	Varonis Systems, Inc.*	17,784,261

		174,960,519

Specialty Retail – 1.1%
71,744	Dick’s Sporting Goods, Inc.	15,267,123

Textiles, Apparel & Luxury Goods – 5.4%
287,571	Amer Sports, Inc. (Finland)*	11,307,292
493,243	Birkenstock Holding PLC (Germany)*	25,712,758
109,177	Deckers Outdoor Corp.*	13,060,844
239,100	On Holding AG, Class A (Switzerland)*	10,778,628
79,257	Tapestry, Inc.	8,069,948
313,310	Wolverine World Wide, Inc.	10,007,121

		78,936,591

Trading Companies & Distributors – 2.1%
76,916	Applied Industrial Technologies, Inc.	20,273,519
24,935	Watsco, Inc.	10,033,346

		30,306,865

TOTAL COMMON STOCKS (Cost $1,161,319,172)		1,449,062,092

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,734,763	4.154%	1,734,763
(Cost $1,734,763)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,163,053,935)		1,450,796,855

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
494,130	4.154%	$494,130
(Cost $494,130)

TOTAL INVESTMENTS – 100.0% (Cost $1,163,548,065)		$1,451,290,985

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(162,690)

NET ASSETS – 100.0%		$1,451,128,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.7%

Aerospace & Defense – 1.5%
10,512	General Electric Co.	$2,892,902

Automobiles – 1.8%
10,651	Tesla, Inc.*	3,556,049

Banks – 1.8%
32,274	Bank of America Corp.	1,637,583
6,559	JPMorgan Chase & Co.	1,977,014

		3,614,597

Biotechnology – 3.1%
16,345	AbbVie, Inc.	3,438,988
3,562	Alnylam Pharmaceuticals, Inc.*	1,590,469
1,518	Argenx SE ADR (Netherlands)*	1,081,119

		6,110,576

Broadline Retail – 5.6%
48,429	Amazon.com, Inc.*	11,090,241

Capital Markets – 0.5%
1,712	S&P Global, Inc.	938,929

Chemicals – 1.0%
5,531	Sherwin-Williams Co. (The)	2,023,406

Commercial Services & Supplies – 0.4%
4,600	Waste Connections, Inc.	850,126

Construction Materials – 0.7%
2,258	Martin Marietta Materials, Inc.	1,391,831

Consumer Finance – 1.0%
9,133	Capital One Financial Corp.	2,075,200

Consumer Staples Distribution & Retail – 2.3%
4,848	Costco Wholesale Corp.	4,573,215

Electrical Equipment – 4.0%
5,820	AMETEK, Inc.	1,075,536
5,767	Eaton Corp. PLC	2,013,490
4,339	GE Vernova, Inc.	2,659,677
6,125	Rockwell Automation, Inc.	2,103,509

		7,852,212

Entertainment – 4.3%
4,322	Netflix, Inc.*	5,222,056
3,284	Spotify Technology SA*	2,239,294
6,141	TKO Group Holdings, Inc.	1,164,088

		8,625,438

Financial Services – 2.8%
9,379	Mastercard, Inc., Class A	5,583,225

Ground Transportation – 0.4%
5,863	Old Dominion Freight Line, Inc.	885,137

Health Care Equipment & Supplies – 1.7%
14,032	Boston Scientific Corp.*	1,480,376
3,926	Intuitive Surgical, Inc.*	1,858,156

		3,338,532

Hotels, Restaurants & Leisure – 1.5%
12,175	Cava Group, Inc.*	822,421
8,829	DoorDash, Inc., Class A*	2,165,312

		2,987,733

Shares	Description	Value

Common Stocks – 99.7% – (continued)

Hotels, Restaurants & Leisure – 1.5% – (continued)

Household Durables – 0.5%
6,778	Lennar Corp., Class A	$902,423

Interactive Media & Services – 8.4%
13,649	Alphabet, Inc., Class A	2,906,009
19,168	Alphabet, Inc., Class C	4,092,943
13,007	Meta Platforms, Inc., Class A	9,608,271

		16,607,223

IT Services – 2.7%
6,450	Cloudflare, Inc., Class A*	1,346,180
16,608	Snowflake, Inc.*	3,963,665

		5,309,845

Oil, Gas & Consumable Fuels – 1.2%
9,833	Cheniere Energy, Inc.	2,377,816

Pharmaceuticals – 3.0%
12,783	AstraZeneca PLC ADR (United Kingdom)	1,021,362
6,833	Eli Lilly & Co.	5,005,719

		6,027,081

Semiconductors & Semiconductor Equipment – 19.8%
28,738	Broadcom, Inc.	8,546,394
2,507	KLA Corp.	2,186,104
26,063	Marvell Technology, Inc.	1,638,451
7,488	Micron Technology, Inc.	891,147
148,863	NVIDIA Corp.	25,928,957

		39,191,053

Software – 18.7%
6,422	AppLovin Corp., Class A*	3,073,505
5,821	Atlassian Corp., Class A*	1,034,858
13,743	Datadog, Inc., Class A*	1,878,393
21,998	Dynatrace, Inc.*	1,113,099
2,238	HubSpot, Inc.*	1,081,335
49,383	Microsoft Corp.	25,021,872
8,120	Salesforce, Inc.	2,080,750
17,473	Samsara, Inc., Class A*	631,474
3,905	Zscaler, Inc.*	1,081,880

		36,997,166

Specialty Retail – 1.1%
4,814	Lowe’s Cos., Inc.	1,242,301
6,131	Ross Stores, Inc.	902,238

		2,144,539

Technology Hardware, Storage & Peripherals – 9.9%
84,461	Apple, Inc.	19,606,777

TOTAL COMMON STOCKS (Cost $73,131,457)		197,553,272

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued) August 31, 2025

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
119,062	4.154%	$119,062
(Cost $119,062)

TOTAL INVESTMENTS – 99.8% (Cost $73,250,519)		$197,672,334

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		424,217

NET ASSETS – 100.0%		$198,096,551

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.8%
Broadline Retail – 6.2%
180,764	Amazon.com, Inc.*	$41,394,956
5,892	MercadoLibre, Inc. (Brazil)*	14,570,386

		55,965,342

Communications Equipment – 5.2%
139,977	Arista Networks, Inc.*	19,113,859
59,034	Motorola Solutions, Inc.	27,891,204

		47,005,063

Entertainment – 4.5%
22,454	Netflix, Inc.*	27,130,046
19,971	Spotify Technology SA*	13,617,825

		40,747,871

Financial Services – 5.5%
94,842	Fidelity National Information
	Services, Inc.	6,620,920
30,016	Mastercard, Inc., Class A	17,868,225
70,106	Visa, Inc., Class A	24,661,889

		49,151,034

Hotels, Restaurants & Leisure – 1.6%
56,391	DoorDash, Inc., Class A*	13,829,893

Interactive Media & Services – 10.9%
245,365	Alphabet, Inc., Class C	52,392,788
62,101	Meta Platforms, Inc., Class A	45,874,009

		98,266,797

IT Services – 4.8%
116,594	Shopify, Inc., Class A (Canada)*	16,472,400
114,607	Snowflake, Inc., Class A*	27,352,106

		43,824,506

Semiconductors & Semiconductor Equipment – 29.6%
122,130	Broadcom, Inc.	36,320,241
27,463	KLA Corp.	23,947,736
125,358	Lam Research Corp.	12,554,604
238,225	Marvell Technology, Inc.	14,976,014
124,790	Micron Technology, Inc.	14,851,258
708,703	NVIDIA Corp.	123,441,888
114,893	Taiwan Semiconductor
	Manufacturing Co. Ltd. ADR (Taiwan)	26,525,347
70,494	Texas Instruments, Inc.	14,273,625

		266,890,713

Software – 24.9%
33,583	AppLovin Corp., Class A*	16,072,488
29,827	Cadence Design Systems, Inc.*	10,452,276
115,494	Datadog, Inc., Class A*	15,785,720
326,944	Dynatrace, Inc.*	16,543,366
18,264	HubSpot, Inc.*	8,824,617
20,627	Intuit, Inc.	13,758,209
176,350	Microsoft Corp.	89,354,781
46,378	Oracle Corp.	10,487,457
87,849	Salesforce, Inc.	22,511,306
254,398	Samsara, Inc., Class A*	9,193,944
43,384	Zscaler, Inc.*	12,019,537

		225,003,701

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 2.3%
26,736	Equinix, Inc. REIT	$21,019,576

Technology Hardware, Storage & Peripherals – 4.3%
167,169	Apple, Inc.	38,806,612

TOTAL COMMON STOCKS (Cost $465,222,422)		900,511,108

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,754,186	4.154%	2,754,186
(Cost $2,754,186)

TOTAL INVESTMENTS – 100.1% (Cost $467,976,608)		$903,265,294

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(476,382)

NET ASSETS – 100.0%		$902,788,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities August 31, 2025

	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $301,670,051, $765,400,445 and $788,093,581, respectively)	$454,187,130	$1,394,769,224	$1,002,824,462
Investments in affiliated issuers, at value (cost $421,734, $606 and $15,470,536, respectively)	421,734	606	15,470,536
Cash	100,361	1,694,729	637,846
Receivables:
Dividends	333,213	1,195,823	277,594
Reimbursement from investment adviser	135,672	44,515	28,761
Fund shares sold	74,455	68,380	414,181
Investments sold	—	1,120,261	—
Securities lending income	—	—	121
Other assets	133,782	49,556	32,066

Total assets	455,386,347	1,398,943,094	1,019,685,567

Liabilities:

Payables:
Fund shares redeemed	140,071	856,611	370,522
Management fees	90,672	368,883	313,885
Distribution and Service fees and Transfer Agency fees	8,951	146,356	64,690
Accrued expenses	81,909	201,815	158,208

Total liabilities	321,603	1,573,665	907,305

Net Assets:

Paid-in capital	294,122,650	669,841,082	668,019,801
Total distributable earnings	160,942,094	727,528,347	350,758,461

NET ASSETS	$455,064,744	$1,397,369,429	$1,018,778,262

Net Assets:
Class A	$44,576,962	$1,004,268,631	$232,495,975
Class C	3,463,569	18,384,317	9,442,474
Institutional	94,697,360	146,209,988	309,563,913
Service	—	646,499	23,318,090
Investor	23,441,842	30,108,314	115,988,559
Class R6	28,391,462	13,576,214	250,355,527
Class R	1,166,112	10,387,917	32,778,019
Class P	259,327,437	173,787,549	44,835,705
Total Net Assets	$455,064,744	$1,397,369,429	$1,018,778,262
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,052,536	28,135,165	17,361,491
Class C	199,145	1,242,476	425,112
Institutional	3,921,124	3,325,530	13,281,719
Service	—	19,662	2,163,458
Investor	996,802	814,106	7,115,644
Class R6	1,178,381	308,948	10,715,108
Class R	57,273	319,791	3,045,740
Class P	10,753,123	3,961,194	1,917,678
Net asset value, offering and redemption price per share:(a)
Class A	$21.72	$35.69	$13.39
Class C	17.39	14.80	22.21
Institutional	24.15	43.97	23.31
Service	—	32.88	10.78
Investor	23.52	36.98	16.30
Class R6	24.09	43.94	23.36
Class R	20.36	32.48	10.76
Class P	24.12	43.87	23.38

(a)

Maximum public offering price per share for Class A Shares of the Enhanced U.S. Equity Fund, Large Cap Equity Fund and Mid Cap Growth Fund is $22.98, $37.77 and $14.17, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) August 31, 2025

	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $304,599,564, $1,161,319,172 and $73,131,458, respectively)(a)	$356,512,981	$1,449,062,092	$197,553,272
Investments in affiliated issuers, at value (cost $8,876,030, $1,734,763 and $119,062, respectively)	8,876,030	1,734,763	119,062
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	3,208,990	494,130	—
Cash	65,416	696,810	499,522
Receivables:
Fund shares sold	349,591	262,456	2,175
Dividends	33,104	210,638	81,973
Securities lending income	31,812	7,979	—
Reimbursement from investment adviser	19,279	—	17,850
Investments sold	—	610,066	—
Other assets	79,330	36,212	30,506

Total assets	369,176,533	1,453,115,146	198,304,360

Liabilities:

Payables:
Fund shares redeemed	4,867,870	744,789	64,373
Payable upon return of securities loaned	3,208,990	494,130	—
Management fees	117,084	470,540	53,797
Distribution and Service fees and Transfer Agency fees	9,937	61,459	3,736
Accrued expenses	90,797	215,933	85,903

Total liabilities	8,294,678	1,986,851	207,809

Net Assets:

Paid-in capital	322,528,359	1,076,553,441	49,601,546
Total distributable earnings	38,353,496	374,574,854	148,495,005

NET ASSETS	$360,881,855	$1,451,128,295	$198,096,551

Net Assets:
Class A	$3,128,757	$214,351,777	$43,876,604
Class C	1,252,226	19,309,134	3,699,203
Institutional	177,867,799	577,643,727	49,367,306
Service	—	902,396	1,267,703
Investor	155,057,341	218,478,414	17,915,111
Class R6	8,591,077	108,706,294	6,169,742
Class R	—	6,323,870	1,681,605
Class P	14,984,655	305,412,683	74,119,277
Total Net Assets	$360,881,855	$1,451,128,295	$198,096,551
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	192,698	10,280,851	3,736,150
Class C	80,528	1,350,928	226,434
Institutional	10,737,130	23,773,396	3,282,151
Service	—	46,254	113,827
Investor	9,405,796	9,572,230	1,204,177
Class R6	518,577	4,466,535	411,333
Class R	—	332,611	159,782
Class P	904,601	12,545,811	4,954,885
Net asset value, offering and redemption price per share:(b)
Class A	$16.24	$20.85	$11.74
Class C	15.55	14.29	16.34
Institutional	16.57	24.30	15.04
Service	—	19.51	11.14
Investor	16.49	22.82	14.88
Class R6	16.57	24.34	15.00
Class R	—	19.01	10.52
Class P	16.56	24.34	14.96

(a)	Includes loaned securities having a market value of $2,998,869, $480,662 and $– for Small Cap Growth Fund, Small/Mid Cap Growth Fund and Strategic Growth Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Growth Fund, Small/Mid Cap Growth Fund and Strategic Growth Fund is $17.19, $22.06 and $12.42, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) August 31, 2025

Technology Opportunities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $465,222,422)	$900,511,108
Investments in affiliated issuers, at value (cost $2,754,186)	2,754,186
Cash	502,445
Receivables:
Dividends	365,305
Reimbursement from investment adviser	58,200
Fund shares sold	55,432
Other assets	55,741

Total assets	904,302,417

Liabilities:

Payables:
Fund shares redeemed	1,049,819
Management fees	324,790
Distribution and Service fees and Transfer Agency fees	18,487
Accrued expenses	120,409

Total liabilities	1,513,505

Net Assets:

Paid-in capital	342,833,637
Total distributable earnings	559,955,275

NET ASSETS	$902,788,912

Net Assets:
Class A	$462,112,080
Class C	13,885,972
Institutional	147,012,515
Service	12,124,511
Investor	26,289,330
Class R6	100,052,380
Class P	141,312,124
Total Net Assets	$902,788,912
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	14,751,756
Class C	868,510
Institutional	3,620,998
Service	415,803
Investor	672,132
Class R6	2,460,559
Class P	3,475,766
Net asset value, offering and redemption price per share:(a)
Class A	$31.33
Class C	15.99
Institutional	40.60
Service	29.16
Investor	39.11
Class R6	40.66
Class P	40.66

(a)

Maximum public offering price per share for Class A Shares of the Technology Opportunities Fund is $33.15, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2025

	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,821, $6,506 and $–, respectively)	$5,120,616	$15,262,315	$5,457,366

Dividends — affiliated issuers	146,383	203,174	667,933

Interest	—	18,418	—

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	—	137	117

Total Investment Income	5,266,999	15,484,044	6,125,416

Expenses:

Management fees	2,309,275	9,256,869	8,763,907

Professional fees	260,161	123,210	132,051

Transfer Agency fees(a)	214,931	1,646,649	764,835

Registration fees	130,089	142,193	137,127

Distribution and/or Service (12b-1) fees(a)	115,746	2,573,196	858,206

Printing and mailing costs	110,991	120,775	77,591

Custody, accounting and administrative services	51,905	200,296	105,950

Trustee fees	24,814	31,450	30,675

Service fees — Class C	7,682	47,444	23,434

Shareholder Administration fees — Service Shares	—	1,863	57,299

Other	17,804	30,852	23,707

Total expenses	3,243,398	14,174,797	10,974,782

Less — expense reductions	(736,407)	(1,651,309)	(1,765,181)

Net expenses	2,506,991	12,523,488	9,209,601

NET INVESTMENT INCOME (LOSS)	2,760,008	2,960,556	(3,084,185)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	9,774,431	122,963,451	167,432,806

Foreign currency transactions	1,499	5,033	7,997

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	47,040,002	74,672,930	41,423,658

Net realized and unrealized gain	56,815,932	197,641,414	208,864,461

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,575,940	$200,601,970	$205,780,276

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced U.S. Equity Fund	$89,181	$23,045	$–	$3,520	$53,509	$4,609	$36,896	$–	$40,511	$7,759	$1,056	$70,591
Large Cap Equity Fund	2,376,722	142,330	1,863	52,281	1,426,040	28,466	55,014	298	69,457	3,925	15,684	47,765
Mid Cap Growth Fund	565,642	70,301	57,299	164,964	339,387	14,060	116,631	9,168	156,571	66,592	49,490	12,936

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2025

	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $– and $935, respectively)	$1,124,838	$6,205,948	$972,412

Dividends — affiliated issuers	198,785	693,925	44,535

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	67,074	74,675	—

Total Investment Income	1,390,697	6,974,548	1,016,947

Expenses:

Management fees	2,276,855	13,838,293	1,367,511

Transfer Agency fees(a)	242,862	1,190,023	140,300

Registration fees	126,249	160,859	131,552

Professional fees	119,393	120,991	121,358

Printing and mailing costs	56,650	86,844	61,440

Custody, accounting and administrative services	56,038	171,207	38,762

Trustee fees	29,241	32,093	29,082

Distribution and/or Service (12b-1) fees(a)	12,203	803,623	135,138

Service fees — Class C	2,136	60,462	8,310

Shareholder Administration fees — Service Shares	—	3,196	2,878

Other	14,589	63,308	9,274

Total expenses	2,936,216	16,530,899	2,045,605

Less — expense reductions	(407,399)	(237,698)	(464,085)

Net expenses	2,528,817	16,293,201	1,581,520

NET INVESTMENT LOSS	(1,138,120)	(9,318,653)	(564,573)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(8,141,597)	126,901,274	25,930,684

Foreign currency transactions	—	—	8

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	28,760,576	(139,513,570)	17,587,594

Net realized and unrealized gain (loss)	20,618,979	(12,612,296)	43,518,286

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,480,859	$(21,930,949)	$42,953,713

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Fund	$5,794	$6,409	$–	$–	$3,476	$1,282	$49,033	$–	$183,048	$1,091	$–	$4,932
Small/Mid Cap Growth Fund	585,015	181,386	3,196	34,026	351,011	36,277	258,079	512	398,712	37,958	10,208	97,266
Strategic Growth Fund	99,947	24,930	2,878	7,383	59,969	4,986	19,336	460	29,792	1,767	2,215	21,775

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2025

Technology Opportunities Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $33,178)	$4,408,174

Dividends — affiliated issuers	413,651

Total Investment Income	4,821,825

Expenses:

Management fees	7,980,843

Distribution and/or Service (12b-1) fees(a)	1,205,574

Transfer Agency fees(a)	834,384

Professional fees	120,901

Registration fees	118,307

Custody, accounting and administrative services	95,158

Printing and mailing costs	71,507

Service fees — Class C	38,186

Trustee fees	30,446

Shareholder Administration fees — Service Shares	28,375

Other	22,783

Total expenses	10,546,464

Less — expense reductions	(1,810,414)

Net expenses	8,736,050

NET INVESTMENT LOSS	(3,914,225)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	145,069,858

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	50,338,482

Net realized and unrealized gain	195,408,340

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$191,494,115

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
Technology Opportunities Fund	$1,062,642	$114,557	$28,375	$637,589	$22,912	$56,441	$4,540	$45,038	$27,717	$40,147

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets August 31, 2025

	Enhanced U.S. Equity Fund		Large Cap Equity Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$2,760,008	$1,448,925	$2,960,556	$5,660,776

Net realized gain	9,775,930	4,501,145	122,968,484	134,796,581

Net change in unrealized gain	47,040,002	91,905,623	74,672,930	138,043,748

Net increase in net assets resulting from operations	59,575,940	97,855,693	200,601,970	278,501,105

Distributions to shareholders:

From distributable earnings:

Class A Shares	(689,684)	(131,977)	(111,397,266)	(3,930,731)

Class C Shares	(71,096)	(19,266)	(4,918,022)	(100,707)

Institutional Shares	(2,153,683)	(226,373)	(13,667,589)	(715,425)

Service Shares	–	–	(101,880)	(3,118)

Investor Shares	(748,134)	(134,117)	(6,342,017)	(329,410)

Class R6 Shares	(556,892)	(141,950)	(1,331,534)	(596,827)

Class R Shares	(11,722)	(1,705)	(1,322,424)	(26,377)

Class P Shares	(5,096,372)	(601,291)	(15,609,860)	(809,997)

Total distributions to shareholders	(9,327,583)	(1,256,679)	(154,690,592)	(6,512,592)

From share transactions:

Proceeds from sales of shares	133,217,066	123,786,254	59,102,972	90,378,275

Proceeds received in connection with merger	21,250,425	126,358,740	–	–

Reinvestment of distributions	9,310,592	1,256,680	147,901,145	6,253,622

Cost of shares redeemed	(103,164,627)	(74,523,190)	(187,324,232)	(233,163,316)

Net increase (decrease) in net assets resulting from share transactions	60,613,456	176,878,484	19,679,885	(136,531,419)

TOTAL INCREASE	110,861,813	273,477,498	65,591,263	135,457,094

Net Assets:

Beginning of year	$344,202,931	$70,725,433	$1,331,778,166	$1,196,321,072

End of year	$455,064,744	$344,202,931	$1,397,369,429	$1,331,778,166

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued) August 31, 2025

	Mid Cap Growth Fund		Small Cap Growth Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment loss	$(3,084,185)	$(2,921,786)	$(1,138,120)	$(295,275)

Net realized gain (loss)	167,440,803	101,226,476	(8,141,597)	1,679,249

Net change in unrealized gain	41,423,658	20,778,106	28,760,576	15,892,564

Net increase in net assets resulting from operations	205,780,276	119,082,796	19,480,859	17,276,538

Distributions to shareholders:

From distributable earnings:

Class A Shares	(31,621,975)	–	–	–

Class C Shares	(849,304)	–	–	–

Institutional Shares	(25,038,293)	–	–	–

Service Shares	(3,806,977)	–	–	–

Investor Shares	(12,134,205)	–	–	–

Class R6 Shares	(18,054,905)	–	–	–

Class R Shares	(5,597,392)	–	–	–

Class P Shares	(3,641,014)	–	–	–

Total distributions to shareholders	(100,744,065)	–	–	–

From share transactions:

Proceeds from sales of shares	182,933,340	124,251,965	293,372,263	99,414,421

Reinvestment of distributions	94,851,333	–	–	–

Cost of shares redeemed	(259,755,250)	(236,122,459)	(85,784,884)	(23,616,596)

Net increase (decrease) in net assets resulting from share transactions	18,029,423	(111,870,494)	207,587,379	75,797,825

TOTAL INCREASE	123,065,634	7,212,302	227,068,238	93,074,363

Net Assets:

Beginning of year	$895,712,628	$888,500,326	$133,813,617	$40,739,254

End of year	$1,018,778,262	$895,712,628	$360,881,855	$133,813,617

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued) August 31, 2025

	Small/Mid Cap Growth Fund		Strategic Growth Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment loss	$(9,318,653)	$(8,742,118)	$(564,573)	$(339,700)

Net realized gain	126,901,274	170,193,030	25,930,692	13,306,173

Net change in unrealized gain (loss)	(139,513,570)	125,748,979	17,587,594	23,769,113

Net increase (decrease) in net assets resulting from operations	(21,930,949)	287,199,891	42,953,713	36,735,586

Distributions to shareholders:

From distributable earnings:

Class A Shares	(967,308)	–	(3,265,749)	(1,914,375)

Class C Shares	(150,950)	–	(201,375)	(98,698)

Institutional Shares	(2,303,826)	–	(3,230,319)	(1,938,741)

Service Shares	(5,907)	–	(98,126)	(59,705)

Investor Shares	(1,034,443)	–	(1,455,697)	(251,168)

Class R6 Shares	(463,579)	–	(380,647)	(194,619)

Class R Shares	(30,637)	–	(130,929)	(12,914)

Class P Shares	(1,120,968)	–	(4,763,573)	(2,650,501)

Total distributions to shareholders	(6,077,618)	–	(13,526,415)	(7,120,721)

From share transactions:

Proceeds from sales of shares	213,638,339	258,804,913	19,742,886	30,801,901

Reinvestment of distributions	5,599,277	–	13,316,185	6,985,315

Cost of shares redeemed	(544,170,985)	(644,139,566)	(51,682,411)	(28,713,206)

Net increase (decrease) in net assets resulting from share transactions	(324,933,369)	(385,334,653)	(18,623,340)	9,074,010

TOTAL INCREASE (DECREASE)	(352,941,936)	(98,134,762)	10,803,958	38,688,875

Net Assets:

Beginning of year	$1,804,070,231	$1,902,204,993	$187,292,593	$148,603,718

End of year	$1,451,128,295	$1,804,070,231	$198,096,551	$187,292,593

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued) August 31, 2025

	Technology Opportunities Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment loss	$(3,914,225)	$(2,746,451)

Net realized gain	145,069,858	68,135,448

Net change in unrealized gain	50,338,482	115,056,647

Net increase in net assets resulting from operations	191,494,115	180,445,644

Distributions to shareholders:

From distributable earnings:

Class A Shares	(18,373,555)	–

Class C Shares	(1,466,043)	–

Institutional Shares	(4,834,784)	–

Service Shares	(531,742)	–

Investor Shares	(1,188,312)	–

Class R6 Shares	(3,080,839)	–

Class P Shares	(4,584,849)	–

Total distributions to shareholders	(34,060,124)	–

From share transactions:

Proceeds from sales of shares	116,702,005	128,582,886

Reinvestment of distributions	32,709,127	–

Cost of shares redeemed	(188,983,919)	(150,766,504)

Net decrease in net assets resulting from share transactions	(39,572,787)	(22,183,618)

TOTAL INCREASE	117,861,204	158,262,026

Net Assets:

Beginning of year	$784,927,708	$626,665,682

End of year	$902,788,912	$784,927,708

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Enhanced U.S. Equity Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$19.69	$15.91	$14.09	$16.94	$13.78

Net investment income(a)	0.08	0.08	0.08	0.06	0.03

Net realized and unrealized gain (loss)	2.40	3.85	2.35	(1.85)	3.93

Total from investment operations	2.48	3.93	2.43	(1.79)	3.96

Distributions to shareholders from net investment income	(0.07)	(0.01)	(0.08)	(0.03)	(0.06)

Distributions to shareholders from net realized gains	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(0.45)	(0.15)	(0.61)	(1.06)	(0.80)

Net asset value, end of year	$21.72	$19.69	$15.91	$14.09	$16.94

Total Return(b)	12.69%	24.93%	17.92%	(11.46)%	30.12%

Net assets, end of year (in 000’s)	$44,577	$28,669	$19,760	$6,820	$7,359

Ratio of net expenses to average net assets	0.87%	0.93%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.10%	1.27%	1.54%	1.60%	2.00%

Ratio of net investment income to average net assets	0.37%	0.46%	0.52%	0.37%	0.21%

Portfolio turnover rate(c)	73%	79%	63%	49%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced U.S. Equity Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.88	$12.94	$11.57	$14.17	$11.67

Net investment loss(a)	(0.04)	(0.04)	(0.02)	(0.05)	(0.07)

Net realized and unrealized gain (loss)	1.93	3.12	1.92	(1.52)	3.31

Total from investment operations	1.89	3.08	1.90	(1.57)	3.24

Distributions to shareholders from net realized gains	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Net asset value, end of year	$17.39	$15.88	$12.94	$11.57	$14.17

Total Return(b)	11.97%	24.04%	17.02%	(12.07)%	29.19%

Net assets, end of year (in 000’s)	$3,464	$3,268	$1,271	$890	$1,354

Ratio of net expenses to average net assets	1.48%	1.68%	1.71%	1.71%	1.71%

Ratio of total expenses to average net assets	1.85%	2.00%	2.30%	2.35%	2.76%

Ratio of net investment loss to average net assets	(0.23)%	(0.29)%	(0.21)%	(0.39)%	(0.54)%

Portfolio turnover rate(c)	73%	79%	63%	49%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced U.S. Equity Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.84	$17.62	$15.53	$18.56	$15.01

Net investment income(a)	0.16	0.16	0.15	0.13	0.09

Net realized and unrealized gain (loss)	2.66	4.28	2.59	(2.04)	4.31

Total from investment operations	2.82	4.44	2.74	(1.91)	4.40

Distributions to shareholders from net investment income	(0.13)	(0.08)	(0.12)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(0.51)	(0.22)	(0.65)	(1.12)	(0.85)

Net asset value, end of year	$24.15	$21.84	$17.62	$15.53	$18.56

Total Return(b)	13.00%	25.46%	18.30%	(11.10)%	30.62%

Net assets, end of year (in 000’s)	$94,697	$46,799	$12,776	$8,832	$4,514

Ratio of net expenses to average net assets	0.56%	0.57%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets	0.72%	0.89%	1.18%	1.24%	1.46%

Ratio of net investment income to average net assets	0.70%	0.82%	0.91%	0.78%	0.54%

Portfolio turnover rate(c)	73%	79%	63%	49%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced U.S. Equity Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.28	$17.19	$15.12	$18.09	$14.66

Net investment income(a)	0.13	0.14	0.13	0.14	0.07

Net realized and unrealized gain (loss)	2.60	4.16	2.52	(2.01)	4.19

Total from investment operations	2.73	4.30	2.65	(1.87)	4.26

Distributions to shareholders from net investment income	(0.11)	(0.07)	(0.05)	(0.07)	(0.09)

Distributions to shareholders from net realized gains	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(0.49)	(0.21)	(0.58)	(1.10)	(0.83)

Net asset value, end of year	$23.52	$21.28	$17.19	$15.12	$18.09

Total Return(b)	12.93%	25.30%	18.14%	(11.21)%	30.39%

Net assets, end of year (in 000’s)	$23,442	$21,077	$5,055	$66	$52

Ratio of net expenses to average net assets	0.67%	0.68%	0.72%	0.71%	0.71%

Ratio of total expenses to average net assets	0.83%	0.98%	1.22%	1.42%	1.74%

Ratio of net investment income to average net assets	0.60%	0.71%	0.77%	0.91%	0.46%

Portfolio turnover rate(c)	73%	79%	63%	49%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced U.S. Equity Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.79	$17.58	$15.50	$18.52	$14.98

Net investment income(a)	0.16	0.16	0.15	0.15	0.10

Net realized and unrealized gain (loss)	2.65	4.27	2.59	(2.05)	4.29

Total from investment operations	2.81	4.43	2.74	(1.90)	4.39

Distributions to shareholders from net investment income	(0.13)	(0.08)	(0.13)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(0.51)	(0.22)	(0.66)	(1.12)	(0.85)

Net asset value, end of year	$24.09	$21.79	$17.58	$15.50	$18.52

Total Return(b)	12.98%	25.46%	18.36%	(11.12)%	30.64%

Net assets, end of year (in 000’s)	$28,391	$25,087	$7,236	$2,061	$334

Ratio of net expenses to average net assets	0.55%	0.56%	0.59%	0.58%	0.58%

Ratio of total expenses to average net assets	0.73%	0.88%	1.16%	1.26%	1.61%

Ratio of net investment income to average net assets	0.70%	0.83%	0.92%	0.92%	0.59%

Portfolio turnover rate(c)	73%	79%	63%	49%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced U.S. Equity Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.49	$15.00	$13.32	$16.08	$13.13

Net investment income (loss)(a)	0.03	0.03	0.03	– (b)	(0.01)

Net realized and unrealized gain (loss)	2.25	3.64	2.23	(1.73)	3.74

Total from investment operations	2.28	3.67	2.26	(1.73)	3.73

Distributions to shareholders from net investment income	(0.03)	(0.04)	(0.05)	–	(0.04)

Distributions to shareholders from net realized gains	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(0.41)	(0.18)	(0.58)	(1.03)	(0.78)

Net asset value, end of year	$20.36	$18.49	$15.00	$13.32	$16.08

Total Return(c)	12.40%	24.72%	17.62%	(11.68)%	29.78%

Net assets, end of year (in 000’s)	$1,166	$513	$118	$10	$46

Ratio of net expenses to average net assets	1.04%	1.18%	1.21%	1.21%	1.21%

Ratio of total expenses to average net assets	1.36%	1.49%	1.75%	1.89%	2.23%

Ratio of net investment income (loss) to average net assets	0.17%	0.20%	0.22%	0.01%	(0.04)%

Portfolio turnover rate(d)	73%	79%	63%	49%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced U.S. Equity Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.81	$17.59	$15.51	$18.52	$14.99

Net investment income(a)	0.16	0.17	0.15	0.13	0.10

Net realized and unrealized gain (loss)	2.66	4.27	2.58	(2.02)	4.28

Total from investment operations	2.82	4.44	2.73	(1.89)	4.38

Distributions to shareholders from net investment income	(0.13)	(0.08)	(0.12)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	(0.38)	(0.14)	(0.53)	(1.03)	(0.74)

Total distributions	(0.51)	(0.22)	(0.65)	(1.12)	(0.85)

Net asset value, end of year	$24.12	$21.81	$17.59	$15.51	$18.52

Total Return(b)	13.02%	25.50%	18.34%	(11.07)%	30.55%

Net assets, end of year (in 000’s)	$259,327	$218,789	$24,509	$22,240	$24,713

Ratio of net expenses to average net assets	0.55%	0.56%	0.58%	0.58%	0.58%

Ratio of total expenses to average net assets	0.72%	0.88%	1.18%	1.22%	1.59%

Ratio of net investment income to average net assets	0.70%	0.84%	0.92%	0.75%	0.59%

Portfolio turnover rate(c)	73%	79%	63%	49%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$34.59	$28.07	$26.18	$34.35	$26.94

Net investment income (loss)(a)	0.05	0.11	0.09	0.04	(0.05)

Net realized and unrealized gain (loss)	5.21	6.55	3.87	(4.79)	8.52

Total from investment operations	5.26	6.66	3.96	(4.75)	8.47

Distributions to shareholders from net investment income	(0.12)	(0.11)	(0.08)	–	(0.06)

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.16)	(0.14)	(2.07)	(3.42)	(1.06)

Net asset value, end of year	$35.69	$34.59	$28.07	$26.18	$34.35

Total Return(b)	16.11%	23.80%	16.13%	(15.37)%	32.38%

Net assets, end of year (in 000’s)	$1,004,269	$941,875	$816,621	$756,801	$961,786

Ratio of net expenses to average net assets	1.00%	1.01%	1.04%	1.07%	1.11%

Ratio of total expenses to average net assets	1.14%	1.14%	1.17%	1.15%	1.17%

Ratio of net investment income (loss) to average net assets	0.15%	0.36%	0.35%	0.14%	(0.17)%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.67	$13.65	$13.81	$19.86	$16.05

Net investment loss(a)	(0.09)	(0.06)	(0.05)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	2.35	3.16	1.91	(2.53)	4.97

Total from investment operations	2.26	3.10	1.86	(2.63)	4.81

Distributions to shareholders from net investment income	(0.09)	(0.05)	(0.03)	–	–

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.13)	(0.08)	(2.02)	(3.42)	(1.00)

Net asset value, end of year	$14.80	$16.67	$13.65	$13.81	$19.86

Total Return(b)	15.27%	22.85%	15.32%	(16.04)%	31.41%

Net assets, end of year (in 000’s)	$18,384	$20,425	$16,921	$16,518	$21,144

Ratio of net expenses to average net assets	1.75%	1.76%	1.79%	1.82%	1.86%

Ratio of total expenses to average net assets	1.89%	1.89%	1.92%	1.90%	1.92%

Ratio of net investment loss to average net assets	(0.59)%	(0.39)%	(0.40)%	(0.61)%	(0.92)%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$41.68	$33.78	$31.09	$40.01	$31.19

Net investment income(a)	0.19	0.25	0.21	0.17	0.07

Net realized and unrealized gain (loss)	6.35	7.88	4.64	(5.67)	9.90

Total from investment operations	6.54	8.13	4.85	(5.50)	9.97

Distributions to shareholders from net investment income	(0.21)	(0.20)	(0.17)	–	(0.15)

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.25)	(0.23)	(2.16)	(3.42)	(1.15)

Net asset value, end of year	$43.97	$41.68	$33.78	$31.09	$40.01

Total Return(b)	16.49%	24.17%	16.54%	(15.08)%	32.86%

Net assets, end of year (in 000’s)	$146,210	$135,154	$104,217	$93,741	$118,823

Ratio of net expenses to average net assets	0.70%	0.70%	0.71%	0.72%	0.74%

Ratio of total expenses to average net assets	0.78%	0.78%	0.80%	0.78%	0.80%

Ratio of net investment income to average net assets	0.45%	0.67%	0.69%	0.49%	0.20%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$32.18	$26.13	$24.51	$32.41	$25.46

Net investment income (loss)(a)	(0.01)	0.05	0.05	(0.03)	(0.08)

Net realized and unrealized gain (loss)	4.82	6.09	3.60	(4.45)	8.04

Total from investment operations	4.81	6.14	3.65	(4.48)	7.96

Distributions to shareholders from net investment income	(0.07)	(0.06)	(0.04)	–	(0.01)

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.11)	(0.09)	(2.03)	(3.42)	(1.01)

Net asset value, end of year	$32.88	$32.18	$26.13	$24.51	$32.41

Total Return(b)	15.87%	23.57%	15.99%	(15.50)%	32.21%

Net assets, end of year (in 000’s)	$646	$788	$960	$486	$2,151

Ratio of net expenses to average net assets	1.20%	1.20%	1.21%	1.23%	1.24%

Ratio of total expenses to average net assets	1.28%	1.28%	1.30%	1.28%	1.30%

Ratio of net investment income (loss) to average net assets	(0.04)%	0.17%	0.20%	(0.11)%	(0.30)%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$35.69	$28.96	$26.96	$35.18	$27.56

Net investment income(a)	0.15	0.19	0.16	0.13	0.02

Net realized and unrealized gain (loss)	5.38	6.75	3.98	(4.93)	8.73

Total from investment operations	5.53	6.94	4.14	(4.80)	8.75

Distributions to shareholders from net investment income	(0.20)	(0.18)	(0.15)	–	(0.13)

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.24)	(0.21)	(2.14)	(3.42)	(1.13)

Net asset value, end of year	$36.98	$35.69	$28.96	$26.96	$35.18

Total Return(b)	16.40%	24.10%	16.43%	(15.16)%	32.71%

Net assets, end of year (in 000’s)	$30,108	$55,087	$40,556	$36,346	$21,889

Ratio of net expenses to average net assets	0.75%	0.76%	0.79%	0.81%	0.86%

Ratio of total expenses to average net assets	0.89%	0.89%	0.92%	0.90%	0.92%

Ratio of net investment income to average net assets	0.42%	0.61%	0.61%	0.44%	0.08%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$41.62	$33.72	$31.04	$39.96	$31.14

Net investment income(a)	0.19	0.25	0.22	0.19	0.07

Net realized and unrealized gain (loss)	6.34	7.88	4.62	(5.69)	9.90

Total from investment operations	6.53	8.13	4.84	(5.50)	9.97

Distributions to shareholders from net investment income	(0.17)	(0.20)	(0.17)	–	(0.15)

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.21)	(0.23)	(2.16)	(3.42)	(1.15)

Net asset value, end of year	$43.94	$41.62	$33.72	$31.04	$39.96

Total Return(b)	16.47%	24.19%	16.55%	(15.07)%	32.92%

Net assets, end of year (in 000’s)	$13,576	$14,113	$88,467	$78,897	$8,707

Ratio of net expenses to average net assets	0.69%	0.69%	0.70%	0.70%	0.73%

Ratio of total expenses to average net assets	0.77%	0.76%	0.79%	0.77%	0.78%

Ratio of net investment income to average net assets	0.47%	0.68%	0.70%	0.56%	0.21%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$31.85	$25.86	$24.29	$32.19	$25.32

Net investment income (loss)(a)	(0.03)	0.03	0.02	(0.03)	(0.12)

Net realized and unrealized gain (loss)	4.77	6.04	3.57	(4.45)	8.01

Total from investment operations	4.74	6.07	3.59	(4.48)	7.89

Distributions to shareholders from net investment income	(0.07)	(0.05)	(0.03)	–	(0.02)

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.11)	(0.08)	(2.02)	(3.42)	(1.02)

Net asset value, end of year	$32.48	$31.85	$25.86	$24.29	$32.19

Total Return(b)	15.81%	23.48%	15.85%	(15.58)%	32.09%

Net assets, end of year (in 000’s)	$10,388	$10,346	$8,577	$8,186	$12,608

Ratio of net expenses to average net assets	1.25%	1.26%	1.29%	1.32%	1.36%

Ratio of total expenses to average net assets	1.39%	1.39%	1.42%	1.40%	1.42%

Ratio of net investment income (loss) to average net assets	(0.09)%	0.11%	0.10%	(0.12)%	(0.42)%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Equity Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$41.60	$33.71	$31.03	$39.94	$31.13

Net investment income(a)	0.19	0.25	0.22	0.18	0.07

Net realized and unrealized gain (loss)	6.34	7.87	4.62	(5.67)	9.89

Total from investment operations	6.53	8.12	4.84	(5.49)	9.96

Distributions to shareholders from net investment income	(0.22)	(0.20)	(0.17)	–	(0.15)

Distributions to shareholders from net realized gains	(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.26)	(0.23)	(2.16)	(3.42)	(1.15)

Net asset value, end of year	$43.87	$41.60	$33.71	$31.03	$39.94

Total Return(b)	16.48%	24.20%	16.56%	(15.08)%	32.90%

Net assets, end of year (in 000’s)	$173,788	$153,988	$120,003	$109,347	$132,700

Ratio of net expenses to average net assets	0.69%	0.69%	0.70%	0.71%	0.73%

Ratio of total expenses to average net assets	0.77%	0.77%	0.79%	0.77%	0.79%

Ratio of net investment income to average net assets	0.46%	0.68%	0.70%	0.50%	0.21%

Portfolio turnover rate(c)	56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.38	$10.84	$11.03	$18.20	$17.14

Net investment loss(a)	(0.06)	(0.06)	(0.05)	(0.10)	(0.15)

Net realized and unrealized gain (loss)	2.99	1.60	0.86	(3.93)	5.26

Total from investment operations	2.93	1.54	0.81	(4.03)	5.11

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of year	$13.39	$12.38	$10.84	$11.03	$18.20

Total Return(b)	24.11%	14.21%	7.76%	(25.93)%	33.85%

Net assets, end of year (in 000’s)	$232,496	$239,246	$244,602	$262,404	$404,921

Ratio of net expenses to average net assets	1.15%	1.15%	1.19%	1.24%	1.24%

Ratio of total expenses to average net assets	1.37%	1.37%	1.39%	1.37%	1.37%

Ratio of net investment loss to average net assets	(0.51)%	(0.50)%	(0.51)%	(0.73)%	(0.87)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$19.63	$17.31	$17.15	$102.96	$162.72

Net investment loss(a)	(0.26)	(0.23)	(0.21)	(0.48)	(1.68)

Net realized and unrealized gain (loss)	4.76	2.55	1.37	(9.97)	39.12

Total from investment operations	4.50	2.32	1.16	(10.45)	37.44

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(75.36)	(97.20)

Net asset value, end of year	$22.21	$19.63	$17.31	$17.15	$102.96

Total Return(b)	23.15%	13.40%	7.00%	(26.40)%	32.89%

Net assets, end of year (in 000’s)	$9,442	$9,664	$10,235	$13,261	$23,337

Ratio of net expenses to average net assets	1.90%	1.90%	1.94%	1.99%	1.99%

Ratio of total expenses to average net assets	2.12%	2.12%	2.14%	2.12%	2.12%

Ratio of net investment loss to average net assets	(1.26)%	(1.25)%	(1.26)%	(1.48)%	(1.62)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$20.32	$17.73	$17.37	$26.68	$23.41

Net investment loss(a)	(0.05)	(0.04)	(0.03)	(0.08)	(0.13)

Net realized and unrealized gain (loss)	4.96	2.63	1.39	(6.09)	7.45

Total from investment operations	4.91	2.59	1.36	(6.17)	7.32

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of year	$23.31	$20.32	$17.73	$17.37	$26.68

Total Return(b)	24.45%	14.61%	8.11%	(25.69)%	34.27%

Net assets, end of year (in 000’s)	$309,564	$264,134	$275,045	$313,137	$478,127

Ratio of net expenses to average net assets	0.85%	0.85%	0.87%	0.90%	0.90%

Ratio of total expenses to average net assets	1.01%	1.01%	1.02%	1.00%	1.00%

Ratio of net investment loss to average net assets	(0.21)%	(0.20)%	(0.20)%	(0.39)%	(0.53)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.29	$9.03	$9.36	$15.97	$15.50

Net investment loss(a)	(0.07)	(0.07)	(0.06)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	2.48	1.33	0.73	(3.37)	4.68

Total from investment operations	2.41	1.26	0.67	(3.47)	4.52

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of year	$10.78	$10.29	$9.03	$9.36	$15.97

Total Return(b)	23.93%	13.95%	7.64%	(26.06)%	33.59%

Net assets, end of year (in 000’s)	$23,318	$22,649	$21,916	$21,107	$33,114

Ratio of net expenses to average net assets	1.35%	1.35%	1.37%	1.40%	1.40%

Ratio of total expenses to average net assets	1.51%	1.51%	1.52%	1.50%	1.50%

Ratio of net investment loss to average net assets	(0.71)%	(0.70)%	(0.70)%	(0.90)%	(1.03)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.69	$12.83	$12.84	$20.61	$18.90

Net investment loss(a)	(0.04)	(0.04)	(0.03)	(0.07)	(0.12)

Net realized and unrealized gain (loss)	3.57	1.90	1.02	(4.56)	5.88

Total from investment operations	3.53	1.86	0.99	(4.63)	5.76

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of year	$16.30	$14.69	$12.83	$12.84	$20.61

Total Return(b)	24.42%	14.50%	8.09%	(25.79)%	34.19%

Net assets, end of year (in 000’s)	$115,989	$94,163	$69,632	$70,759	$105,878

Ratio of net expenses to average net assets	0.90%	0.90%	0.93%	0.99%	0.99%

Ratio of total expenses to average net assets	1.12%	1.12%	1.14%	1.12%	1.12%

Ratio of net investment loss to average net assets	(0.26)%	(0.26)%	(0.26)%	(0.48)%	(0.62)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$20.36	$17.76	$17.40	$26.72	$23.44

Net investment loss(a)	(0.04)	(0.04)	(0.03)	(0.08)	(0.13)

Net realized and unrealized gain (loss)	4.96	2.64	1.39	(6.10)	7.46

Total from investment operations	4.92	2.60	1.36	(6.18)	7.33

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of year	$23.36	$20.36	$17.76	$17.40	$26.72

Total Return(b)	24.45%	14.64%	8.10%	(25.69)%	34.27%

Net assets, end of year (in 000’s)	$250,356	$195,528	$192,601	$199,472	$283,233

Ratio of net expenses to average net assets	0.84%	0.84%	0.86%	0.89%	0.89%

Ratio of total expenses to average net assets	1.00%	1.00%	1.01%	0.99%	0.99%

Ratio of net investment loss to average net assets	(0.20)%	(0.19)%	(0.18)%	(0.38)%	(0.53)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.29	$9.03	$9.37	$15.99	$15.53

Net investment loss(a)	(0.08)	(0.07)	(0.07)	(0.11)	(0.17)

Net realized and unrealized gain (loss)	2.47	1.33	0.73	(3.37)	4.68

Total from investment operations	2.39	1.26	0.66	(3.48)	4.51

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of year	$10.76	$10.29	$9.03	$9.37	$15.99

Total Return(b)	23.72%	13.95%	7.53%	(26.10)%	33.44%

Net assets, end of year (in 000’s)	$32,778	$31,067	$31,403	$33,397	$54,987

Ratio of net expenses to average net assets	1.40%	1.40%	1.43%	1.49%	1.49%

Ratio of total expenses to average net assets	1.62%	1.62%	1.64%	1.62%	1.62%

Ratio of net investment loss to average net assets	(0.76)%	(0.75)%	(0.76)%	(0.98)%	(1.12)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$20.37	$17.78	$17.41	$26.74	$23.45

Net investment loss(a)	(0.04)	(0.04)	(0.03)	(0.08)	(0.13)

Net realized and unrealized gain (loss)	4.97	2.63	1.40	(6.11)	7.47

Total from investment operations	4.93	2.59	1.37	(6.19)	7.34

Distributions to shareholders from net realized gains	(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of year	$23.38	$20.37	$17.78	$17.41	$26.74

Total Return(b)	24.49%	14.57%	8.15%	(25.68)%	34.26%

Net assets, end of year (in 000’s)	$44,836	$39,261	$43,066	$50,932	$90,649

Ratio of net expenses to average net assets	0.84%	0.84%	0.86%	0.89%	0.89%

Ratio of total expenses to average net assets	1.00%	1.00%	1.01%	0.99%	0.99%

Ratio of net investment loss to average net assets	(0.19)%	(0.19)%	(0.19)%	(0.40)%	(0.53)%

Portfolio turnover rate(c)	79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of year	$14.83		$12.01		$11.16	$16.89		$12.81

Net investment loss(a)	(0.11	)(b)	(0.09	)(c)	(0.10)	(0.10	)(d)	(0.16	)(e)

Net realized and unrealized gain (loss)	1.52		2.91		0.95	(4.04)		5.36

Total from investment operations	1.41		2.82		0.85	(4.14)		5.20

Distributions to shareholders from net investment income	–		–		–	–		(0.02)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)

Total distributions	–		–		–	(1.59)		(1.12)

Net asset value, end of year	$16.24		$14.83		$12.01	$11.16		$16.89

Total Return(f)	9.51%		23.48%		7.62%	(26.55)%		41.87%

Net assets, end of year (in 000’s)	$3,129		$1,325		$561	$451		$669

Ratio of net expenses to average net assets	1.22%		1.22%		1.24%	1.28%		1.28%

Ratio of total expenses to average net assets	1.40%		1.68%		2.09%	2.16%		3.50%

Ratio of net investment loss to average net assets	(0.72)%		(0.70	)%(c)	(0.85)%	(0.74	)%(d)	(1.01	)%(e)

Portfolio turnover rate(g)	73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of year	$14.31		$11.67		$10.93	$16.69		$12.74

Net investment loss(a)	(0.21	)(b)	(0.19	)(c)	(0.17)	(0.20	)(d)	(0.27	)(e)

Net realized and unrealized gain (loss)	1.45		2.83		0.91	(3.97)		5.32

Total from investment operations	1.24		2.64		0.74	(4.17)		5.05

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)

Net asset value, end of year	$15.55		$14.31		$11.67	$10.93		$16.69

Total Return(f)	8.67%		22.62%		6.77%	(27.08)%		40.86%

Net assets, end of year (in 000’s)	$1,252		$551		$112	$72		$119

Ratio of net expenses to average net assets	1.97%		1.97%		2.00%	2.03%		2.03%

Ratio of total expenses to average net assets	2.15%		2.39%		2.84%	2.92%		4.09%

Ratio of net investment loss to average net assets	(1.48)%		(1.45	)%(c)	(1.58)%	(1.48	)%(d)	(1.78	)%(e)

Portfolio turnover rate(g)	73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of year	$15.09		$12.17		$11.28	$16.98		$12.84

Net investment loss(a)	(0.06	)(b)	(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)

Net realized and unrealized gain (loss)	1.54		2.97		0.95	(4.07)		5.37

Total from investment operations	1.48		2.92		0.89	(4.11)		5.27

Distributions to shareholders from net investment income	–		–		–	–		(0.03)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)

Total distributions	–		–		–	(1.59)		(1.13)

Net asset value, end of year	$16.57		$15.09		$12.17	$11.28		$16.98

Total Return(f)	9.81%		23.99%		7.89%	(26.21)%		42.36%

Net assets, end of year (in 000’s)	$177,868		$27,220		$22,012	$18,661		$14,313

Ratio of net expenses to average net assets	0.91%		0.91%		0.91%	0.91%		0.91%

Ratio of total expenses to average net assets	1.03%		1.42%		1.73%	1.75%		2.93%

Ratio of net investment loss to average net assets	(0.38)%		(0.38	)%(c)	(0.49)%	(0.34	)%(d)	(0.66	)%(e)

Portfolio turnover rate(g)	73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of year	$15.02		$12.13		$11.24	$16.96		$12.83

Net investment loss(a)	(0.07	)(b)	(0.06	)(c)	(0.08)	(0.06	)(d)	(0.12	)(e)

Net realized and unrealized gain (loss)	1.54		2.95		0.97	(4.07)		5.37

Total from investment operations	1.47		2.89		0.89	(4.13)		5.25

Distributions to shareholders from net investment income	–		–		–	–		(0.02)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)

Total distributions	–		–		–	(1.59)		(1.12)

Net asset value, end of year	$16.49		$15.02		$12.13	$11.24		$16.96

Total Return(f)	9.79%		23.83%		7.92%	(26.37)%		42.21%

Net assets, end of year (in 000’s)	$155,057		$85,612		$5,116	$67		$91

Ratio of net expenses to average net assets	0.97%		0.97%		0.98%	1.03%		1.03%

Ratio of total expenses to average net assets	1.15%		1.29%		1.77%	1.90%		3.13%

Ratio of net investment loss to average net assets	(0.46)%		(0.42	)%(c)	(0.63)%	(0.48	)%(d)	(0.78	)%(e)

Portfolio turnover rate(g)	73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of year	$15.09		$12.18		$11.28	$16.99		$12.84

Net investment loss(a)	(0.06	)(b)	(0.05	)(c)	(0.06)	(0.05	)(d)	(0.10	)(e)

Net realized and unrealized gain (loss)	1.54		2.96		0.96	(4.07)		5.38

Total from investment operations	1.48		2.91		0.90	(4.12)		5.28

Distributions to shareholders from net investment income	–		–		–	–		(0.03)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)

Total distributions	–		–		–	(1.59)		(1.13)

Net asset value, end of year	$16.57		$15.09		$12.18	$11.28		$16.99

Total Return(f)	9.81%		23.89%		7.98%	(26.25)%		42.44%

Net assets, end of year (in 000’s)	$8,591		$105		$80	$68		$92

Ratio of net expenses to average net assets	0.90%		0.90%		0.90%	0.90%		0.90%

Ratio of total expenses to average net assets	1.03%		1.40%		1.72%	1.77%		3.00%

Ratio of net investment loss to average net assets	(0.39)%		(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.65	)%(e)

Portfolio turnover rate(g)	73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of year	$15.08		$12.17		$11.27	$16.98		$12.84

Net investment loss(a)	(0.06	)(b)	(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)

Net realized and unrealized gain (loss)	1.54		2.96		0.96	(4.08)		5.37

Total from investment operations	1.48		2.91		0.90	(4.12)		5.27

Distributions to shareholders from net investment income	–		–		–	–		(0.03)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)

Total distributions	–		–		–	(1.59)		(1.13)

Net asset value, end of year	$16.56		$15.08		$12.17	$11.27		$16.98

Total Return(f)	9.81%		23.91%		7.99%	(26.27)%		42.38%

Net assets, end of year (in 000’s)	$14,985		$19,001		$12,859	$11,540		$5,349

Ratio of net expenses to average net assets	0.90%		0.90%		0.90%	0.90%		0.90%

Ratio of total expenses to average net assets	1.04%		1.39%		1.72%	1.75%		3.00%

Ratio of net investment loss to average net assets	(0.39)%		(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.64	)%(e)

Portfolio turnover rate(g)	73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.09	$18.04	$17.06	$28.31	$23.56

Net investment loss(a)	(0.17)	(0.14)	(0.12)	(0.17)	(0.25)

Net realized and unrealized gain (loss)	0.01	3.19	1.10	(7.31)	8.84

Total from investment operations	(0.16)	3.05	0.98	(7.48)	8.59

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$20.85	$21.09	$18.04	$17.06	$28.31

Total Return(b)	(0.78)%	16.91%	5.74%	(29.64)%	39.05%

Net assets, end of year (in 000’s)	$214,352	$260,222	$255,118	$276,714	$470,941

Ratio of net expenses to average net assets	1.25%	1.24%	1.26%	1.22%	1.21%

Ratio of total expenses to average net assets	1.29%	1.28%	1.30%	1.27%	1.26%

Ratio of net investment loss to average net assets	(0.82)%	(0.72)%	(0.70)%	(0.79)%	(0.94)%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.59	$12.57	$11.98	$21.23	$18.59

Net investment loss(a)	(0.22)	(0.19)	(0.18)	(0.24)	(0.34)

Net realized and unrealized gain (loss)	–	2.21	0.77	(5.24)	6.82

Total from investment operations	(0.22)	2.02	0.59	(5.48)	6.48

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$14.29	$14.59	$12.57	$11.98	$21.23

Total Return(b)	(1.54)%	16.07%	4.92%	(30.18)%	38.00%

Net assets, end of year (in 000’s)	$19,309	$29,348	$59,508	$76,089	$145,721

Ratio of net expenses to average net assets	2.00%	1.99%	2.01%	1.97%	1.96%

Ratio of total expenses to average net assets	2.04%	2.04%	2.05%	2.02%	2.01%

Ratio of net investment loss to average net assets	(1.57)%	(1.46)%	(1.45)%	(1.54)%	(1.69)%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.48	$20.88	$19.68	$31.94	$26.09

Net investment loss(a)	(0.12)	(0.09)	(0.07)	(0.11)	(0.18)

Net realized and unrealized gain (loss)	0.02	3.69	1.27	(8.38)	9.87

Total from investment operations	(0.10)	3.60	1.20	(8.49)	9.69

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$24.30	$24.48	$20.88	$19.68	$31.94

Total Return(b)	(0.42)%	17.24%	6.10%	(29.42)%	39.51%

Net assets, end of year (in 000’s)	$577,644	$739,233	$759,588	$824,359	$1,303,226

Ratio of net expenses to average net assets	0.93%	0.92%	0.93%	0.90%	0.89%

Ratio of net investment loss to average net assets	(0.50)%	(0.40)%	(0.37)%	(0.47)%	(0.63)%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$19.77	$16.94	$16.05	$26.92	$22.60

Net investment loss(a)	(0.19)	(0.16)	(0.14)	(0.27)	(0.27)

Net realized and unrealized gain (loss)	0.01	2.99	1.03	(6.83)	8.43

Total from investment operations	(0.18)	2.83	0.89	(7.10)	8.16

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$19.51	$19.77	$16.94	$16.05	$26.92

Total Return(b)	(0.93)%	16.71%	5.55%	(29.78)%	38.78%

Net assets, end of year (in 000’s)	$902	$1,427	$1,206	$1,267	$22,781

Ratio of net expenses to average net assets	1.43%	1.42%	1.43%	1.39%	1.39%

Ratio of total expenses to average net assets	1.43%	1.42%	1.43%	1.39%	1.40%

Ratio of net investment income (loss) to average net assets	(1.00)%	(0.90)%	(0.87)%	(1.10)%	1.12%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$23.02	$19.64	$18.53	$30.33	$24.96

Net investment loss(a)	(0.13)	(0.10)	(0.09)	(0.13)	(0.19)

Net realized and unrealized gain (loss)	0.01	3.48	1.20	(7.90)	9.40

Total from investment operations	(0.12)	3.38	1.11	(8.03)	9.21

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$22.82	$23.02	$19.64	$18.53	$30.33

Total Return(b)	(0.54)%	17.21%	5.99%	(29.47)%	39.37%

Net assets, end of year (in 000’s)	$218,478	$300,627	$344,304	$428,149	$815,104

Ratio of net expenses to average net assets	1.00%	0.99%	1.01%	0.97%	0.96%

Ratio of total expenses to average net assets	1.04%	1.03%	1.05%	1.02%	1.01%

Ratio of net investment loss to average net assets	(0.57)%	(0.47)%	(0.45)%	(0.55)%	(0.69)%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.52	$20.91	$19.71	$31.98	$26.12

Net investment loss(a)	(0.12)	(0.09)	(0.07)	(0.10)	(0.18)

Net realized and unrealized gain (loss)	0.02	3.70	1.27	(8.40)	9.88

Total from investment operations	(0.10)	3.61	1.20	(8.50)	9.70

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$24.34	$24.52	$20.91	$19.71	$31.98

Total Return(b)	(0.42)%	17.26%	6.09%	(29.41)%	39.51%

Net assets, end of year (in 000’s)	$108,706	$135,738	$150,699	$156,599	$139,453

Ratio of net expenses to average net assets	0.92%	0.91%	0.92%	0.89%	0.88%

Ratio of net investment loss to average net assets	(0.49)%	(0.39)%	(0.36)%	(0.43)%	(0.61)%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$19.28	$16.54	$15.68	$26.41	$22.24

Net investment loss(a)	(0.20)	(0.17)	(0.15)	(0.20)	(0.29)

Net realized and unrealized gain (loss)	0.01	2.91	1.01	(6.76)	8.30

Total from investment operations	(0.19)	2.74	0.86	(6.96)	8.01

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$19.01	$19.28	$16.54	$15.68	$26.41

Total Return(b)	(1.01)%	16.57%	5.48%	(29.82)%	38.72%

Net assets, end of year (in 000’s)	$6,324	$7,378	$8,576	$9,301	$14,818

Ratio of net expenses to average net assets	1.50%	1.49%	1.51%	1.47%	1.46%

Ratio of total expenses to average net assets	1.54%	1.53%	1.55%	1.52%	1.51%

Ratio of net investment loss to average net assets	(1.07)%	(0.97)%	(0.95)%	(1.04)%	(1.20)%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Growth Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.53	$20.91	$19.71	$31.98	$26.12

Net investment loss(a)	(0.12)	(0.09)	(0.07)	(0.11)	(0.18)

Net realized and unrealized gain (loss)	0.01	3.71	1.27	(8.39)	9.88

Total from investment operations	(0.11)	3.62	1.20	(8.50)	9.70

Distributions to shareholders from net realized gains	(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–	–	–	(0.03)	–

Total distributions	(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of year	$24.34	$24.53	$20.91	$19.71	$31.98

Total Return(b)	(0.46)%	17.31%	6.09%	(29.41)%	39.51%

Net assets, end of year (in 000’s)	$305,413	$330,098	$323,206	$345,549	$601,794

Ratio of net expenses to average net assets	0.92%	0.91%	0.92%	0.89%	0.88%

Ratio of net investment loss to average net assets	(0.49)%	(0.39)%	(0.36)%	(0.46)%	(0.61)%

Portfolio turnover rate(c)	105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.24	$8.63	$8.06	$12.32	$11.24

Net investment loss(a)	(0.05)	(0.04)	(0.03)	(0.06)	(0.07)

Net realized and unrealized gain (loss)	2.46	2.15	1.58	(2.69)	2.92

Total from investment operations	2.41	2.11	1.55	(2.75)	2.85

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of year	$11.74	$10.24	$8.63	$8.06	$12.32

Total Return(b)	24.27%	25.54%	22.18%	(25.42)%	29.11%

Net assets, end of year (in 000’s)	$43,877	$37,723	$35,059	$33,996	$63,591

Ratio of net expenses to average net assets	0.99%	1.04%	1.06%	1.11%	1.12%

Ratio of total expenses to average net assets	1.31%	1.33%	1.36%	1.29%	1.30%

Ratio of net investment loss to average net assets	(0.46)%	(0.41)%	(0.34)%	(0.63)%	(0.60)%

Portfolio turnover rate(c)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.02	$11.73	$10.67	$18.96	$19.89

Net investment loss(a)	(0.16)	(0.15)	(0.11)	(0.21)	(0.24)

Net realized and unrealized gain (loss)	3.39	2.94	2.15	(3.55)	4.62

Total from investment operations	3.23	2.79	2.04	(3.76)	4.38

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(4.53)	(5.31)

Net asset value, end of year	$16.34	$14.02	$11.73	$10.67	$18.96

Total Return(b)	23.55%	24.56%	21.30%	(25.97)%	28.22%

Net assets, end of year (in 000’s)	$3,699	$3,201	$2,353	$2,153	$3,901

Ratio of net expenses to average net assets	1.60%	1.79%	1.81%	1.86%	1.87%

Ratio of total expenses to average net assets	2.06%	2.07%	2.11%	2.04%	2.05%

Ratio of net investment loss to average net assets	(1.07)%	(1.16)%	(1.09)%	(1.37)%	(1.34)%

Portfolio turnover rate(c)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.86	$10.69	$9.72	$14.50	$12.88

Net investment loss(a)	(0.03)	(0.01)	– (b)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	3.12	2.68	1.95	(3.24)	3.42

Total from investment operations	3.09	2.67	1.95	(3.27)	3.39

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Total distributions	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of year	$15.04	$12.86	$10.69	$9.72	$14.50

Total Return(c)	24.63%	25.86%	22.54%	(25.16)%	29.65%

Net assets, end of year (in 000’s)	$49,367	$50,267	$40,849	$39,300	$62,894

Ratio of net expenses to average net assets	0.75%	0.75%	0.76%	0.75%	0.75%

Ratio of total expenses to average net assets	0.95%	0.96%	1.00%	0.92%	0.93%

Ratio of net investment loss to average net assets	(0.23)%	(0.13)%	(0.03)%	(0.25)%	(0.23)%

Portfolio turnover rate(d)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.77	$8.27	$7.78	$11.97	$10.97

Net investment loss(a)	(0.06)	(0.06)	(0.04)	(0.07)	(0.08)

Net realized and unrealized gain (loss)	2.34	2.06	1.51	(2.61)	2.85

Total from investment operations	2.28	2.00	1.47	(2.68)	2.77

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of year	$11.14	$9.77	$8.27	$7.78	$11.97

Total Return(b)	24.10%	25.31%	21.93%	(25.59)%	29.09%

Net assets, end of year (in 000’s)	$1,268	$1,061	$990	$536	$623

Ratio of net expenses to average net assets	1.16%	1.26%	1.26%	1.25%	1.25%

Ratio of total expenses to average net assets	1.45%	1.46%	1.49%	1.42%	1.43%

Ratio of net investment loss to average net assets	(0.63)%	(0.64)%	(0.53)%	(0.75)%	(0.72)%

Portfolio turnover rate(c)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.74	$10.60	$9.65	$14.41	$12.83

Net investment loss(a)	(0.03)	(0.02)	(0.01)	(0.04)	(0.04)

Net realized and unrealized gain (loss)	3.08	2.66	1.94	(3.21)	3.39

Total from investment operations	3.05	2.64	1.93	(3.25)	3.35

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Total distributions	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of year	$14.88	$12.74	$10.60	$9.65	$14.41

Total Return(b)	24.55%	25.80%	22.50%	(25.18)%	29.42%

Net assets, end of year (in 000’s)	$17,915	$19,961	$5,364	$3,304	$3,232

Ratio of net expenses to average net assets	0.78%	0.78%	0.81%	0.86%	0.87%

Ratio of total expenses to average net assets	1.06%	1.07%	1.10%	1.04%	1.05%

Ratio of net investment loss to average net assets	(0.26)%	(0.15)%	(0.07)%	(0.34)%	(0.35)%

Portfolio turnover rate(c)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.83	$10.66	$9.70	$14.46	$12.86

Net investment loss(a)	(0.03)	(0.01)	– (b)	(0.02)	(0.03)

Net realized and unrealized gain (loss)	3.11	2.68	1.94	(3.23)	3.40

Total from investment operations	3.08	2.67	1.94	(3.25)	3.37

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Total distributions	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of year	$15.00	$12.83	$10.66	$9.70	$14.46

Total Return(c)	24.61%	25.94%	22.48%	(25.09)%	29.57%

Net assets, end of year (in 000’s)	$6,170	$5,426	$4,197	$3,846	$789

Ratio of net expenses to average net assets	0.74%	0.74%	0.75%	0.74%	0.74%

Ratio of total expenses to average net assets	0.94%	0.95%	0.99%	0.92%	0.92%

Ratio of net investment loss to average net assets	(0.21)%	(0.12)%	(0.03)%	(0.18)%	(0.22)%

Portfolio turnover rate(d)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.28	$7.89	$7.47	$11.55	$10.67

Net investment loss(a)	(0.06)	(0.06)	(0.04)	(0.08)	(0.09)

Net realized and unrealized gain (loss)	2.21	1.95	1.44	(2.49)	2.74

Total from investment operations	2.15	1.89	1.40	(2.57)	2.65

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of year	$10.52	$9.28	$7.89	$7.47	$11.55

Total Return(b)	23.96%	25.13%	21.92%	(25.57)%	28.74%

Net assets, end of year (in 000’s)	$1,682	$1,334	$205	$170	$213

Ratio of net expenses to average net assets	1.19%	1.29%	1.31%	1.36%	1.37%

Ratio of total expenses to average net assets	1.56%	1.58%	1.61%	1.54%	1.55%

Ratio of net investment loss to average net assets	(0.66)%	(0.69)%	(0.59)%	(0.85)%	(0.85)%

Portfolio turnover rate(c)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.79	$10.64	$9.68	$14.44	$12.84

Net investment loss(a)	(0.03)	(0.01)	– (b)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	3.11	2.66	1.94	(3.22)	3.40

Total from investment operations	3.08	2.65	1.94	(3.25)	3.37

Distributions to shareholders from net realized gains	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Total distributions	(0.91)	(0.50)	(0.98)	(1.51)	(1.77)

Net asset value, end of year	$14.96	$12.79	$10.64	$9.68	$14.44

Total Return(c)	24.69%	25.79%	22.53%	(25.12)%	29.61%

Net assets, end of year (in 000’s)	$74,119	$68,320	$59,587	$60,603	$90,823

Ratio of net expenses to average net assets	0.74%	0.74%	0.75%	0.74%	0.74%

Ratio of total expenses to average net assets	0.94%	0.95%	0.99%	0.91%	0.92%

Ratio of net investment loss to average net assets	(0.21)%	(0.12)%	(0.02)%	(0.24)%	(0.22)%

Portfolio turnover rate(d)	38%	39%	33%	24%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$26.17	$20.21	$20.84	$35.07	$29.76

Net investment loss(a)	(0.16)	(0.11)	(0.09)	(0.18)	(0.22)

Net realized and unrealized gain (loss)	6.55	6.07	3.45	(8.75)	8.18

Total from investment operations	6.39	5.96	3.36	(8.93)	7.96

Distributions to shareholders from net realized gains	(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of year	$31.33	$26.17	$20.21	$20.84	$35.07

Total Return(b)	24.81%	29.49%	22.04%	(29.60)%	29.05%

Net assets, end of year (in 000’s)	$462,112	$392,777	$348,621	$324,628	$503,553

Ratio of net expenses to average net assets	1.13%	1.16%	1.22%	1.25%	1.26%

Ratio of total expenses to average net assets	1.39%	1.39%	1.42%	1.41%	1.41%

Ratio of net investment loss to average net assets	(0.56)%	(0.49)%	(0.50)%	(0.67)%	(0.72)%

Portfolio turnover rate(c)	60%	37%	36%	51%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.96	$10.86	$13.26	$24.46	$21.68

Net investment loss(a)	(0.17)	(0.15)	(0.12)	(0.25)	(0.31)

Net realized and unrealized gain (loss)	3.43	3.25	1.71	(5.65)	5.74

Total from investment operations	3.26	3.10	1.59	(5.90)	5.43

Distributions to shareholders from net realized gains	(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of year	$15.99	$13.96	$10.86	$13.26	$24.46

Total Return(b)	24.05%	28.55%	21.09%	(30.13)%	28.13%

Net assets, end of year (in 000’s)	$13,886	$18,667	$17,229	$16,950	$27,866

Ratio of net expenses to average net assets	1.77%	1.91%	1.97%	2.00%	2.01%

Ratio of total expenses to average net assets	2.14%	2.14%	2.17%	2.16%	2.16%

Ratio of net investment loss to average net assets	(1.20)%	(1.24)%	(1.25)%	(1.43)%	(1.47)%

Portfolio turnover rate(c)	60%	37%	36%	51%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$33.53	$25.82	$25.38	$41.40	$34.57

Net investment loss(a)	(0.12)	(0.06)	(0.05)	(0.13)	(0.16)

Net realized and unrealized gain (loss)	8.42	7.77	4.48	(10.59)	9.64

Total from investment operations	8.30	7.71	4.43	(10.72)	9.48

Distributions to shareholders from net realized gains	(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of year	$40.60	$33.53	$25.82	$25.38	$41.40

Total Return(b)	25.07%	29.86%	22.37%	(29.38)%	29.42%

Net assets, end of year (in 000’s)	$147,013	$129,278	$91,673	$97,095	$190,705

Ratio of net expenses to average net assets	0.89%	0.88%	0.93%	0.97%	0.98%

Ratio of total expenses to average net assets	1.03%	1.03%	1.06%	1.04%	1.04%

Ratio of net investment loss to average net assets	(0.32)%	(0.21)%	(0.22)%	(0.40)%	(0.44)%

Portfolio turnover rate(c)	60%	37%	36%	51%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.48	$18.94	$19.84	$33.72	$28.77

Net investment loss(a)	(0.19)	(0.16)	(0.12)	(0.25)	(0.27)

Net realized and unrealized gain (loss)	6.10	5.70	3.21	(8.33)	7.87

Total from investment operations	5.91	5.54	3.09	(8.58)	7.60

Distributions to shareholders from net realized gains	(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of year	$29.16	$24.48	$18.94	$19.84	$33.72

Total Return(b)	24.56%	29.25%	21.76%	(29.76)%	28.78%

Net assets, end of year (in 000’s)	$12,125	$11,040	$8,899	$8,259	$38,670

Ratio of net expenses to average net assets	1.30%	1.38%	1.43%	1.47%	1.48%

Ratio of total expenses to average net assets	1.53%	1.53%	1.56%	1.54%	1.54%

Ratio of net investment loss to average net assets	(0.73)%	(0.71)%	(0.71)%	(0.93)%	(0.94)%

Portfolio turnover rate(c)	60%	37%	36%	51%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$32.35	$24.91	$24.65	$40.39	$33.79

Net investment loss(a)	(0.12)	(0.07)	(0.05)	(0.13)	(0.16)

Net realized and unrealized gain (loss)	8.11	7.51	4.30	(10.31)	9.41

Total from investment operations	7.99	7.44	4.25	(10.44)	9.25

Distributions to shareholders from net realized gains	(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of year	$39.11	$32.35	$24.91	$24.65	$40.39

Total Return(b)	25.02%	29.87%	22.29%	(29.42)%	29.42%

Net assets, end of year (in 000’s)	$26,289	$30,382	$23,450	$26,044	$41,403

Ratio of net expenses to average net assets	0.92%	0.91%	0.97%	1.00%	1.01%

Ratio of total expenses to average net assets	1.14%	1.14%	1.17%	1.16%	1.16%

Ratio of net investment loss to average net assets	(0.35)%	(0.23)%	(0.25)%	(0.42)%	(0.47)%

Portfolio turnover rate(c)	60%	37%	36%	51%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$33.57	$25.85	$25.40	$41.43	$34.59

Net investment loss(a)	(0.11)	(0.06)	(0.05)	(0.06)	(0.15)

Net realized and unrealized gain (loss)	8.43	7.78	4.49	(10.67)	9.64

Total from investment operations	8.32	7.72	4.44	(10.73)	9.49

Distributions to shareholders from net realized gains	(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of year	$40.66	$33.57	$25.85	$25.40	$41.43

Total Return(b)	25.10%	29.86%	22.38%	(29.38)%	29.44%

Net assets, end of year (in 000’s)	$100,052	$84,793	$63,365	$50,264	$3,134

Ratio of net expenses to average net assets	0.88%	0.87%	0.92%	0.94%	0.97%

Ratio of total expenses to average net assets	1.02%	1.02%	1.05%	1.04%	1.03%

Ratio of net investment loss to average net assets	(0.31)%	(0.20)%	(0.20)%	(0.23)%	(0.43)%

Portfolio turnover rate(c)	60%	37%	36%	51%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Technology Opportunities Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$33.57	$25.84	$25.40	$41.43	$34.59

Net investment loss(a)	(0.11)	(0.06)	(0.05)	(0.12)	(0.15)

Net realized and unrealized gain (loss)	8.43	7.79	4.48	(10.61)	9.64

Total from investment operations	8.32	7.73	4.43	(10.73)	9.49

Distributions to shareholders from net realized gains	(1.23)	–	(3.99)	(5.30)	(2.65)

Net asset value, end of year	$40.66	$33.57	$25.84	$25.40	$41.43

Total Return(b)	25.10%	29.91%	22.35%	(29.38)%	29.44%

Net assets, end of year (in 000’s)	$141,312	$117,991	$73,429	$95,207	$145,094

Ratio of net expenses to average net assets	0.88%	0.87%	0.92%	0.95%	0.97%

Ratio of total expenses to average net assets	1.02%	1.02%	1.05%	1.03%	1.03%

Ratio of net investment loss to average net assets	(0.31)%	(0.20)%	(0.20)%	(0.38)%	(0.43)%

Portfolio turnover rate(c)	60%	37%	36%	51%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements August 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced U.S. Equity Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Large Cap Equity Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Small/Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Strategic Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified

Goldman Sachs Technology Opportunities Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

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Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of August 31, 2025:

Enhanced U.S. Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,534,722	$—	$—

Europe	8,185,544	—	—

North America	443,298,506	—	—

Exchange-Traded Fund	168,358	—	—

Investment Company	421,734	—	—

Total	$454,608,864	$—	$—

Large Cap Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$6,486,524	$—	$—

Europe	19,332,799	—	—

North America	1,368,949,901	—	—

Investment Company	606	—	—

Total	$1,394,769,830	$—	$—

Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$17,690,601	$—	$—

North America	985,133,861	—	—

Investment Company	15,470,536	—	—

Total	$1,018,294,998	$—	$—

Small Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,750,925	$—	$—

North America	350,756,184	—	5,872

Investment Company	8,876,030	—	—

Securities Lending Reinvestment Vehicle	3,208,990	—	—

Total	$368,592,129	$—	$5,872

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Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$18,994,181	$—	$—

Europe	57,287,990	—	—

North America	1,372,779,921	—	—

Investment Company	1,734,763	—	—

Securities Lending Reinvestment Vehicle	494,130	—	—

Total	$1,451,290,985	$—	$—

Strategic Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$2,102,481	$—	$—

North America	195,450,791	—	—

Investment Company	119,062	—	—

Total	$197,672,334	$—	$—

Technology Opportunities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$26,525,347	$—	$—

North America	859,415,375	—	—

South America	14,570,386	—	—

Investment Company	2,754,186	—	—

Total	$903,265,294	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Enhanced U.S. Equity Fund	0.55%	0.50%	0.47%	0.46%	0.45%	0.55%	0.52%*

Large Cap Equity Fund	0.71	0.64	0.61	0.61	0.61	0.69	0.66 *

Mid Cap Growth Fund	0.92	0.92	0.83	0.79	0.77	0.92	0.81 *

Small Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Small/Mid Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Strategic Growth Fund	0.71	0.64	0.61	0.59	0.58	0.71	0.71

Technology Opportunities Fund	0.94	0.85	0.80	0.79	0.77	0.94	0.85 *

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.52% as an annual percentage of the Enhanced U.S. Equity Fund, 0.66% as an annual percentage of the Large Cap Equity Fund, 0.81% as an annual percentage rate of the Mid Cap Growth Fund and 0.85% as an annual percentage rate of the Technology Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2025.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the fiscal year ended August 31, 2025 the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced U.S. Equity Fund	$5,603

Large Cap Equity Fund	7,482

Mid Cap Growth Fund	24,526

Small Cap Growth Fund	6,924

Small/Mid Cap Growth Fund	25,375

Strategic Growth Fund	1,642

Technology Opportunities Fund	15,072

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account

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Notes to Financial Statements (continued) August 31, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Effective on July 1, 2025, all Distribution and/or Service (Rule 12b-1) Plan fees on all applicable share classes of Enhanced U.S. Equity, Strategic Growth and Technology Opportunities Funds were waived.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended August 31, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Enhanced U.S. Equity Fund	$ 29,000	$ —

Large Cap Equity Fund	19,945	444

Mid Cap Growth Fund	4,763	771

Small Cap Growth Fund	1,370	—

Small/Mid Cap Growth Fund	18,679	—

Strategic Growth Fund	2,278	—

Technology Opportunities Fund	7,977	459

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

Effective on July 1, 2025, all Service and/or Shareholder Administration Plan fees on all applicable share classes of Enhanced U.S. Equity, Strategic Growth and Technology Opportunities Funds were waived.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended August 31, 2025 the transfer agency fee waivers were as follows:

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	–%	0.06%	0.06%	0.04%	0.08%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

	Small Cap Growth Fund	Technology Opportunities Fund

Transfer Agency Waivers (Class A, Class C and Investor Shares) *	0.05%	0.08%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Enhanced U.S. Equity, Large Cap Equity, Mid Cap Growth, Small Cap Growth, Small/ Mid Cap Growth, Strategic Growth and Technology Opportunities Funds are 0.004%, 0.004%, 0.004%, 0.024%, 0.044%, 0.004% and 0.004% respectively. These Other Expense limitations will remain in place through at least December 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Enhanced U.S. Equity Fund	$ 131,561	$–	$25,877	$578,969	$736,407

Large Cap Equity Fund	440,168	615,844	–	595,297	1,651,309

Mid Cap Growth Fund	1,072,384	223,797	–	469,000	1,765,181

Small Cap Growth Fund	6,924	62,604	–	337,871	407,399

Small/Mid Cap Growth Fund	25,375	212,323	–	—	237,698

Strategic Growth Fund	1,642	51,713	26,958	383,772	464,085

Technology Opportunities Fund	779,211	376,289	229,772	425,142	1,810,414

G. Line of Credit Facility — As of August 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. Prior to April 14, 2025, the facility was $1,150,000,000.

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Notes to Financial Statements (continued) August 31, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2025, the Funds did not have any borrowings under the facility.

H. Other Transactions with Affiliates — For the fiscal year ended August 31, 2025, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Large Cap Equity Fund	Goldman Sachs Mid Cap Growth Fund

Brokerage commissions paid	$544	$35,029

	Goldman Sachs Small/Mid Cap Growth Fund	Goldman Sachs Technology Opportunities Fund

Brokerage commissions paid	$11,597	$3,465

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund —Institutional Shares for the fiscal year ended August 31, 2025.

Enhanced U.S. Equity Fund

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$2,148,994	$113,622,276	$(115,349,536)	$421,734	421,734	$146,383

Large Cap Equity Fund

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	11,242,350	75,098,223	(86,339,967)	606	606	203,174

Mid Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	18,331,907	245,076,893	(247,938,264)	15,470,536	15,470,536	667,933

Small Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,877,227	163,399,764	(156,400,961)	8,876,030	8,876,030	198,785

Small/Mid Cap Growth Fund

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	15,677,804	554,201,128	(568,144,169)	1,734,763	1,734,763	693,925

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Strategic Growth Fund

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$723,465	$33,251,336	$(33,855,739)	$119,062	119,062	$44,535

Technology Opportunities Fund

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	5,964,907	187,926,227	(191,136,948)	2,754,186	2,754,186	413,651

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended August 31, 2025, were as follows:

Fund	Purchases	Sales

Enhanced U.S. Equity Fund	$359,831,113	$303,143,784

Large Cap Equity Fund	736,060,773	839,006,865

Mid Cap Growth Fund	737,141,801	822,819,487

Small Cap Growth Fund	392,976,102	188,505,331

Small/Mid Cap Growth Fund	1,694,573,050	2,014,417,361

Strategic Growth Fund	73,329,816	105,169,557

Technology Opportunities Fund	506,797,675	580,715,192

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Notes to Financial Statements (continued) August 31, 2025

6. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended August 31, 2025.

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025

Large Cap Equity Fund	$—	$1,077,533	$(1,077,533)	$—

Mid Cap Growth Fund	—	6,991,570	(6,991,570)	—

Small Cap Growth Fund	2,073,871	61,720,007	(60,584,888)	3,208,990

Small/Mid Cap Growth Fund	2,789,778	188,945,633	(191,241,281)	494,130

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Distributions paid from:

Ordinary Income	$5,358,660	$43,204,880	$1,458,918	$—	$—

Long-term capital gains	3,968,923	111,485,713	99,285,147	—	6,077,618

Total taxable distributions	$9,327,583	$154,690,593	$100,744,065	$—	$6,077,618

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7. TAX INFORMATION (continued)

	Strategic Growth Fund	Technology Opportunities Fund

Distributions paid from:

Ordinary Income	$2,091,206	$—

Long-term capital gains	11,435,209	34,060,124

Total taxable distributions	$13,526,415	$34,060,124

The tax character of distributions paid during the fiscal year ended August 31, 2024 were as follows:

	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Distributions paid from:

Ordinary Income	$653,252	$5,255,920	$—	$—	$—

Long-term capital gains	603,427	1,256,672	—	—	—

Total taxable distributions	$1,256,679	$6,512,592	$—	$—	$—

				Strategic Growth Fund	Technology Opportunities Fund

Distributions paid from:

Ordinary Income				$—	$—

Long-term capital gains				7,120,721	—

Total taxable distributions				$7,120,721	$—

As of the funds most current year end, August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund*

Undistributed ordinary income — net	$3,298,843	$14,510,044	$35,599,071	$—	$—

Undistributed long-term capital gains	6,172,542	90,404,453	104,304,787	—	178,590,376

Total undistributed earnings	$9,471,385	$104,914,497	$139,903,858	$—	$178,590,376

Capital loss carryforwards:

Perpetual Short-Term	—	—	—	(2,459,914)	—

Timing differences — (Qualified late Year Loss Deferral and Post October Losses)	—	—	(2,048,916)	(8,062,173)	(81,464,888)

Unrealized gains (losses) — net	151,470,709	622,613,850	212,903,519	48,875,583	277,449,366

Total accumulated earnings (losses) — net	$160,942,094	$727,528,347	$350,758,461	$38,353,496	$374,574,854

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2025

7. TAX INFORMATION (continued)

	Strategic Growth Fund	Technology Opportunities Fund

Undistributed ordinary income — net	$4,694,924	$19,316,742

Undistributed long-term capital gains	19,995,023	109,751,676

Total undistributed earnings	$24,689,947	$129,068,418

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)

	(305,267)	—

Unrealized gains (losses) — net	124,110,325	430,886,857

Total accumulated earnings (losses) — net	$148,495,005	$559,955,275

*	The Small/Mid Cap Growth Fund utilized $22,925,277 of capital losses in the current fiscal year.

As of August 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund

Tax Cost	$303,138,155	$772,155,980	$805,391,479	$319,722,418

Gross unrealized gain	158,504,466	638,767,109	229,393,265	64,598,331

Gross unrealized loss	(7,033,757)	(16,153,259)	(16,489,746)	(15,722,748)

Net unrealized gain (loss)	$151,470,709	$622,613,850	$212,903,519	$48,875,583

	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund

Tax Cost	$1,173,841,619	$73,562,008	$472,378,437

Gross unrealized gain	317,583,849	125,399,530	432,386,036

Gross unrealized loss	(40,134,483)	(1,289,205)	(1,499,179)

Net unrealized gain (loss)	$277,449,366	$124,110,325	$430,886,857

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from net operating losses and wash sale merger adjustments.

Fund	Paid in Capital	Total Distributable Earnings

Goldman Sachs Enhanced U.S. Equity Fund	$82,120	$(82,120)

Goldman Sachs Small Cap Growth Fund	(349,497)	349,497

Goldman Sachs Small/Mid Cap Growth Fund	(9,521,083)	9,521,083

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

7. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions,

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Notes to Financial Statements (continued) August 31, 2025

8. OTHER RISKS (continued)

inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Effective after the close of business on April 25, 2025, the Goldman Sachs Enhanced Core Equity Fund’s name changed to the “Goldman Sachs Enhanced U.S. Equity Fund”. Effective on April 30, 2025, the Goldman Sachs Large Cap Core Fund’s name changed to “Goldman Sachs Large Cap Equity Fund”.

Mergers and Reorganizations — Pursuant to an Agreement and Plan of Reorganization (a “Reorganization Agreement”) between the Goldman Sachs U.S. Equity ESG Fund (the “Acquired Fund”), and the Goldman Sachs Enhanced U.S. Equity Fund (the “Survivor Fund”), as of the close of business on April 25, 2025, all of the assets and liabilities of each share class of the Acquired Fund were transferred to the Survivor Fund in exchange for shares of the Survivor Fund having an aggregate NAV equal to the NAV of such Acquired Fund as of the time of valuation specified in the applicable Reorganization Agreement, which were then distributed to shareholders of record of such Acquired Fund in a tax-free exchange (the “Reorganization”) as follows:

Acquired Fund/Survivor Fund	Exchanged Shares of Survivor Fund Issued	Value of Exchanged Shares	Acquired Fund’s Shares Outstanding as of April 25, 2025

Goldman Sachs U.S. Equity ESG Fund, Class A/Goldman Sachs Enhanced U.S. Equity Fund, Class A	458,142	$8,622,235	467,570

Goldman Sachs U.S. Equity ESG Fund, Class A/Goldman Sachs Enhanced U.S. Equity Fund, Class C	41,792	630,648	37,373

Goldman Sachs U.S. Equity ESG Fund, Class A/Goldman Sachs Enhanced U.S. Equity Fund, Institutional Class	83,418	1,744,277	93,200

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10. OTHER MATTERS (continued)

Goldman Sachs U.S. Equity ESG Fund, Class A/Goldman Sachs Enhanced U.S. Equity Fund, Investor Class	30,945	630,357	33,620

Goldman Sachs U.S. Equity ESG Fund, Class A/Goldman Sachs Enhanced U.S. Equity Fund, Class R6	71,495	1,491,326	79,637

Goldman Sachs U.S. Equity ESG Fund, Class A/Goldman Sachs Enhanced U.S. Equity Fund, Class R	23,084	407,429	21,927

Goldman Sachs U.S. Equity ESG Fund, Class A/Goldman Sachs Enhanced U.S. Equity Fund, Class P	620,738	12,961,004	692,539

The following chart shows Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized depreciation:

Acquired Fund/Survivor Fund	Survivor Fund’s Aggregate Net Assets before acquisition	Acquired Fund’s Aggregate Net Assets before acquisition	Survivor Fund’s Aggregate Net Assets immediately after acquisition	Acquired Fund’s Unrealized Appreciation (Depreciation)(1)	Acquired Fund’s Capital Loss Carryforward(2)

Goldman Sachs U.S. Equity ESG Fund, Class A/ Goldman Sachs Enhanced U.S. Equity Fund	$391,726,978	$26,487,331	$418,214,309	$5,236,906	$(221,627)

(1) The Survivor Fund has elected to carry forward the assets of the Acquired Fund at the Acquired Fund’s historical cost basis for purposes of measuring unrealized depreciation and future realized gain or loss of those acquired assets.

(2) Due to Fund reorganization, utilization of acquired losses may be substantially limited under the Code.

Pro-Forma Financial Information (Unaudited)

Assuming the acquisition had been completed on September 1, 2024, the Survivor Fund’s pro-forma results of operations for the fiscal year ended August 31, 2025 are as follows:

Net investment income	$2,753,976(a)

Net realized and unrealized gain on investments	$48,417,876)(b)

Net increase in net assets from operations	$51,171,852

(a) $2,850,889 net investment income as reported at August 31, 2025, minus $96,913 from Acquired Fund pre-merger net investment income.

(b) $9,716,912 realized gain as reported at August 31, 2025, plus $47,008,139 pro-forma August 31, 2025 unrealized appreciation, minus $3,070,269 net realized gain as reported at April 25, 2025, minus $5,236,906 in net unrealized gain from Acquired Fund pre-merger.

Because the combined Survivor Fund has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Survivor Fund’s Statement of Operations since April 25, 2025.

Reorganization — At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganizations (each, an “Reorganization”) of Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Strategic Growth Fund and Goldman Sachs Technology Opportunities Fund (each, an “Acquired Fund”) with and into Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF and Goldman Sachs Technology Opportunities ETF, respectively, each a newly-created shell series of Goldman Sachs ETF Trust (each, an “Acquiring Fund”). Accordingly, effective on or about

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2025

10. OTHER MATTERS (continued)

November 14, 2025 (with respect to Goldman Sachs Enhanced U.S. Equity Fund and Goldman Sachs Strategic Growth Fund) and December 5, 2025 (with respect to Goldman Sachs Technology Opportunities Fund), shareholders of an Acquired Fund will become shareholders of the corresponding Acquiring Fund; except that (i) Acquired Fund shareholders who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares will receive a distribution of cash equal to the net asset value (“NAV”) of their Acquired Fund shares; and (ii) Acquired Fund shareholders whose Acquired Fund shares are held through a fund direct individual retirement account will have their shares exchanged for the equivalent share class of Goldman Sachs Financial Square Government Fund equal in value to the NAV of such Acquired Fund shares. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced U.S. Equity Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	447,009	$8,983,441	433,517	$7,596,439

Proceeds received in connection with merger	458,142	6,917,502	566,122	7,267,116

Reinvestment of distributions	32,547	678,565	7,960	131,977

Shares redeemed	(340,871)	(6,983,384)	(794,116)	(13,271,542)

	596,827	9,596,124	213,483	1,723,990

Class C Shares

Shares sold	26,468	432,949	90,259	1,216,401

Proceeds received in connection with merger	41,792	505,960	56,689	588,618

Reinvestment of distributions	4,255	71,096	1,436	19,266

Shares redeemed	(79,136)	(1,279,263)	(40,882)	(578,395)

	(6,621)	(269,258)	107,502	1,245,890

Institutional Shares

Shares sold	3,342,691	74,104,406	1,715,477	32,861,953

Proceeds received in connection with merger	83,418	1,399,409	644,089	9,159,047

Reinvestment of distributions	92,743	2,147,811	12,285	226,373

Shares redeemed	(1,740,753)	(39,240,058)	(953,914)	(18,947,960)

	1,778,099	38,411,568	1,417,937	23,299,413

Investor Shares

Shares sold	858,326	18,718,178	1,152,688	21,216,633

Proceeds received in connection with merger	30,945	505,727	404,491	5,607,685

Reinvestment of distributions	33,156	748,134	7,468	134,118

Shares redeemed	(915,880)	(19,938,712)	(868,486)	(17,252,187)

	6,547	33,327	696,161	9,706,249

Class R6 Shares

Shares sold	329,232	7,355,371	938,317	17,926,035

Proceeds received in connection with merger	71,495	1,196,514	109,754	1,556,805

Reinvestment of distributions	24,101	556,892	7,728	141,950

Shares redeemed	(398,011)	(8,942,382)	(315,915)	(6,283,569)

	26,817	166,395	739,884	13,341,221

Class R Shares

Shares sold	8,969	175,420	20,181	320,593

Proceeds received in connection with merger	23,084	326,875	—	—

Reinvestment of distributions	600	11,722	109	1,705

Shares redeemed	(3,129)	(58,855)	(396)	(5,862)

	29,524	455,162	19,894	316,436

Class P Shares

Shares sold	1,057,473	23,447,301	2,293,560	42,648,200

Proceeds received in connection with merger	620,738	10,398,438	7,196,373	102,179,469

Reinvestment of distributions	220,349	5,096,372	32,711	601,291

Shares redeemed	(1,178,747)	(26,721,973)	(882,766)	(18,183,675)

	719,813	12,220,138	8,639,878	127,245,285

NET INCREASE IN SHARES	3,151,006	$60,613,456	11,834,739	$176,878,484

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Notes to Financial Statements (continued) August 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Equity Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	526,792	$17,689,815	600,244	$18,201,403

Reinvestment of distributions	3,184,876	106,239,150	127,059	3,750,614

Shares redeemed	(2,804,625)	(93,717,783)	(2,591,926)	(80,342,140)

	907,043	30,211,182	(1,864,623)	(58,390,123)

Class C Shares

Shares sold	217,838	3,212,196	257,880	3,901,346

Reinvestment of distributions	341,846	4,764,682	6,947	99,253

Shares redeemed	(542,607)	(7,687,340)	(279,523)	(4,111,249)

	17,077	289,538	(14,696)	(110,650)

Institutional Shares

Shares sold	384,352	15,665,410	694,738	25,707,667

Reinvestment of distributions	301,478	12,376,072	18,223	647,206

Shares redeemed	(602,673)	(24,634,141)	(555,951)	(20,816,856)

	83,157	3,407,341	157,010	5,538,017

Service Shares

Shares sold	526	17,152	1,375	38,095

Reinvestment of distributions	3,099	95,252	103	2,826

Shares redeemed	(8,465)	(247,487)	(13,716)	(462,752)

	(4,840)	(135,083)	(12,238)	(421,831)

Investor Shares

Shares sold	239,865	8,095,779	650,961	20,580,932

Reinvestment of distributions	183,447	6,342,016	10,825	329,411

Shares redeemed	(1,152,557)	(37,762,856)	(518,879)	(16,463,414)

	(729,245)	(23,325,061)	142,907	4,446,929

Class R6 Shares

Shares sold	64,527	2,682,100	204,137	7,502,033

Reinvestment of distributions	28,834	1,182,052	16,599	588,710

Shares redeemed	(123,520)	(5,044,689)	(2,504,814)	(100,872,820)

	(30,159)	(1,180,537)	(2,284,078)	(92,782,077)

Class R Shares

Shares sold	27,156	825,612	55,770	1,592,092

Reinvestment of distributions	42,545	1,292,061	942	25,606

Shares redeemed	(74,774)	(2,317,309)	(63,479)	(1,790,318)

	(5,073)	(199,636)	(6,767)	(172,620)

Class P Shares

Shares sold	275,093	10,914,908	344,332	12,854,707

Reinvestment of distributions	381,002	15,609,860	22,850	809,996

Shares redeemed	(396,328)	(15,912,627)	(225,447)	(8,303,767)

	259,767	10,612,141	141,735	5,360,936

NET INCREASE (DECREASE) IN SHARES	497,727	$19,679,885	(3,740,750)	$(136,531,419)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,703,754	$21,298,289	1,597,097	$18,081,820

Reinvestment of distributions	2,276,829	29,644,314	—	—

Shares redeemed	(5,938,269)	(75,013,213)	(4,846,502)	(56,079,031)

	(1,957,686)	(24,070,610)	(3,249,405)	(37,997,211)

Class C Shares

Shares sold	69,254	1,450,585	69,088	1,252,183

Reinvestment of distributions	38,312	831,754	—	—

Shares redeemed	(174,758)	(3,493,860)	(168,102)	(3,094,303)

	(67,192)	(1,211,521)	(99,014)	(1,842,120)

Institutional Shares

Shares sold	2,706,367	59,038,459	1,652,001	30,811,781

Reinvestment of distributions	1,033,535	23,368,225	—	—

Shares redeemed	(3,458,660)	(75,957,720)	(4,166,163)	(77,041,191)

	281,242	6,448,964	(2,514,162)	(46,229,410)

Service Shares

Shares sold	560,324	6,150,950	908,481	8,862,983

Reinvestment of distributions	356,765	3,742,461	—	—

Shares redeemed	(954,040)	(10,344,617)	(1,136,175)	(10,263,050)

	(36,951)	(451,206)	(227,694)	(1,400,067)

Investor Shares

Shares sold	2,043,573	32,405,822	2,224,354	30,779,372

Reinvestment of distributions	767,017	12,134,205	—	—

Shares redeemed	(2,103,131)	(32,532,389)	(1,244,426)	(16,930,269)

	707,459	12,007,638	979,928	13,849,103

Class R6 Shares

Shares sold	2,340,437	51,820,055	1,615,561	30,217,837

Reinvestment of distributions	701,917	15,905,454	—	—

Shares redeemed	(1,930,045)	(42,091,462)	(2,854,373)	(54,628,749)

	1,112,309	25,634,047	(1,238,812)	(24,410,912)

Class R Shares

Shares sold	433,648	4,372,911	418,633	3,980,542

Reinvestment of distributions	532,815	5,583,906	—	—

Shares redeemed	(940,687)	(9,807,258)	(877,893)	(8,396,079)

	25,776	149,559	(459,260)	(4,415,537)

Class P Shares

Shares sold	318,289	6,396,269	14,914	265,447

Reinvestment of distributions	160,539	3,641,014	—	—

Shares redeemed	(488,145)	(10,514,731)	(510,633)	(9,689,787)

	(9,317)	(477,448)	(495,719)	(9,424,340)

NET INCREASE (DECREASE) IN SHARES	55,640	$18,029,423	(7,304,138)	$(111,870,494)

99

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	126,819	$1,914,123	70,182	$967,290

Shares redeemed	(23,445)	(357,464)	(27,537)	(345,224)

	103,374	1,556,659	42,645	622,066

Class C Shares

Shares sold	57,799	825,608	31,040	407,804

Shares redeemed	(15,784)	(232,427)	(2,152)	(29,074)

	42,015	593,181	28,888	378,730

Institutional Shares

Shares sold	10,709,571	173,285,989	860,573	11,046,403

Shares redeemed	(1,776,825)	(27,027,926)	(864,254)	(10,912,323)

	8,932,746	146,258,063	(3,681)	134,080

Investor Shares

Shares sold	7,021,864	106,955,976	5,572,724	75,832,331

Shares redeemed	(3,314,829)	(50,434,206)	(295,630)	(4,161,974)

	3,707,035	56,521,770	5,277,094	71,670,357

Class R6 Shares

Shares sold	563,109	8,616,776	395	5,220

Shares redeemed	(51,466)	(799,942)	(3)	(45)

	511,643	7,816,834	392	5,175

Class P Shares

Shares sold	118,047	1,773,791	851,560	11,155,374

Shares redeemed	(473,122)	(6,932,919)	(648,252)	(8,167,957)

	(355,075)	(5,159,128)	203,308	2,987,417

NET INCREASE IN SHARES	12,941,738	$207,587,379	5,548,646	$75,797,825

100

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	831,866	$17,019,719	1,445,426	$27,864,882

Reinvestment of distributions	39,308	882,072	—	—

Shares redeemed	(2,931,208)	(59,928,881)	(3,247,279)	(62,020,947)

	(2,060,034)	(42,027,090)	(1,801,853)	(34,156,065)

Class C Shares

Shares sold	143,627	2,057,283	134,613	1,813,979

Reinvestment of distributions	9,376	144,957	—	—

Shares redeemed	(813,867)	(11,443,602)	(2,855,479)	(39,334,109)

	(660,864)	(9,241,362)	(2,720,866)	(37,520,130)

Institutional Shares

Shares sold	3,513,868	83,136,211	5,262,391	115,830,573

Reinvestment of distributions	74,198	1,935,817	—	—

Shares redeemed	(10,009,242)	(235,926,310)	(11,451,696)	(255,823,344)

	(6,421,176)	(150,854,282)	(6,189,305)	(139,992,771)

Service Shares

Shares sold	5,856	111,956	20,437	326,849

Reinvestment of distributions	199	4,185	—	—

Shares redeemed	(31,969)	(594,508)	(19,468)	(340,157)

	(25,914)	(478,367)	969	(13,308)

Investor Shares

Shares sold	1,472,950	32,525,406	2,385,884	49,840,378

Reinvestment of distributions	42,188	1,034,443	—	—

Shares redeemed	(5,003,354)	(110,305,443)	(6,854,149)	(142,397,564)

	(3,488,216)	(76,745,594)	(4,468,265)	(92,557,186)

Class R6 Shares

Shares sold	1,302,402	31,270,706	1,036,287	23,386,571

Reinvestment of distributions	17,095	446,678	—	—

Shares redeemed	(2,388,683)	(55,858,919)	(2,708,290)	(60,967,970)

	(1,069,186)	(24,141,535)	(1,672,003)	(37,581,399)

Class R Shares

Shares sold	70,690	1,293,861	82,405	1,426,696

Reinvestment of distributions	1,471	30,157	—	—

Shares redeemed	(122,179)	(2,300,369)	(218,357)	(3,955,509)

	(50,018)	(976,351)	(135,952)	(2,528,813)

Class P Shares

Shares sold	1,941,643	46,223,197	1,689,578	38,314,985

Reinvestment of distributions	42,883	1,120,968	—	—

Shares redeemed	(2,897,869)	(67,812,953)	(3,685,855)	(79,299,966)

	(913,343)	(20,468,788)	(1,996,277)	(40,984,981)

NET DECREASE IN SHARES	(14,688,751)	$(324,933,369)	(18,983,552)	$(385,334,653)

101

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) August 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	398,904	$4,210,015	262,456	$2,355,173

Reinvestment of distributions	284,425	3,071,792	209,259	1,791,257

Shares redeemed	(631,293)	(6,726,870)	(849,362)	(7,734,746)

	52,036	554,937	(377,647)	(3,588,316)

Class C Shares

Shares sold	45,518	670,985	66,515	850,077

Reinvestment of distributions	13,345	201,375	8,378	98,698

Shares redeemed	(60,764)	(882,378)	(47,168)	(582,000)

	(1,901)	(10,018)	27,725	366,775

Institutional Shares

Shares sold	417,165	5,489,586	699,687	7,721,406

Reinvestment of distributions	233,437	3,223,764	180,125	1,932,748

Shares redeemed	(1,276,585)	(17,319,854)	(792,064)	(8,971,083)

	(625,983)	(8,606,504)	87,748	683,071

Service Shares

Shares sold	8,209	80,998	23,437	205,616

Reinvestment of distributions	9,573	98,126	7,299	59,705

Shares redeemed	(12,569)	(127,798)	(41,836)	(394,322)

	5,213	51,326	(11,100)	(129,001)

Investor Shares

Shares sold	412,870	5,099,299	1,218,232	15,255,998

Reinvestment of distributions	106,566	1,455,697	23,628	251,168

Shares redeemed	(882,621)	(11,891,564)	(180,712)	(2,135,941)

	(363,185)	(5,336,568)	1,061,148	13,371,225

Class R6 Shares

Shares sold	90,753	1,231,459	63,659	734,077

Reinvestment of distributions	26,938	370,929	17,601	188,325

Shares redeemed	(129,362)	(1,727,494)	(51,826)	(623,172)

	(11,671)	(125,106)	29,434	299,230

Class R Shares

Shares sold	3,772	36,328	116,761	1,078,747

Reinvestment of distributions	13,512	130,929	1,662	12,914

Shares redeemed	(1,285)	(12,651)	(587)	(4,426)

	15,999	154,606	117,836	1,087,235

Class P Shares

Shares sold	215,985	2,924,216	225,944	2,600,807

Reinvestment of distributions	346,946	4,763,573	248,174	2,650,500

Shares redeemed	(947,632)	(12,993,802)	(736,105)	(8,267,516)

	(384,701)	(5,306,013)	(261,987)	(3,016,209)

NET INCREASE (DECREASE) IN SHARES	(1,314,193)	$(18,623,340)	673,157	$9,074,010

102

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,313,718	$36,838,050	1,353,549	$32,115,350

Reinvestment of distributions	594,427	17,155,161	—	—

Shares redeemed	(2,163,942)	(60,876,853)	(3,596,393)	(82,549,207)

	(255,797)	(6,883,642)	(2,242,844)	(50,433,857)

Class C Shares

Shares sold	131,718	1,856,910	144,142	1,783,521

Reinvestment of distributions	98,887	1,462,534	—	—

Shares redeemed	(698,963)	(10,188,221)	(393,305)	(4,934,566)

	(468,358)	(6,868,777)	(249,163)	(3,151,045)

Institutional Shares

Shares sold	963,534	33,842,863	1,331,071	39,746,153

Reinvestment of distributions	126,031	4,706,008	—	—

Shares redeemed	(1,324,692)	(49,032,379)	(1,026,041)	(30,232,023)

	(235,127)	(10,483,508)	305,030	9,514,130

Service Shares

Shares sold	113,870	3,012,801	160,770	3,556,079

Reinvestment of distributions	19,775	531,742	—	—

Shares redeemed	(168,882)	(4,371,515)	(179,518)	(3,954,027)

	(35,237)	(826,972)	(18,748)	(397,948)

Investor Shares

Shares sold	385,909	12,514,749	395,953	12,903,359

Reinvestment of distributions	33,018	1,187,994	—	—

Shares redeemed	(686,067)	(24,349,941)	(397,914)	(11,742,511)

	(267,140)	(10,647,198)	(1,961)	1,160,848

Class R6 Shares

Shares sold	160,005	5,851,200	305,923	9,430,046

Reinvestment of distributions	82,397	3,080,839	—	—

Shares redeemed	(307,519)	(11,408,019)	(231,640)	(6,990,839)

	(65,117)	(2,475,980)	74,283	2,439,207

Class P Shares

Shares sold	626,885	22,785,432	1,011,818	29,048,378

Reinvestment of distributions	122,622	4,584,849	—	—

Shares redeemed	(788,800)	(28,756,991)	(337,927)	(10,363,331)

	(39,293)	(1,386,710)	673,891	18,685,047

NET DECREASE IN SHARES	(1,366,069)	$(39,572,787)	(1,459,512)	$(22,183,618)

103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs Technology Opportunities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs Technology Opportunities Fund (seven of the Funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 27, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

104

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs Technology Opportunities Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

105

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data

106

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Enhanced U.S. Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2025. They noted that the former Goldman Sachs Enhanced Core Equity Fund had been repositioned as the Enhanced U.S. Equity Fund in early 2025, which involved changes to the Fund’s investment strategy and name, and had experienced certain portfolio management changes in 2024 and early 2025. The Trustees noted that the Large Cap Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and ten-year periods and in the third quartile for the one- and five-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five year periods ended March 31, 2025. They observed that the former Goldman Sachs Large Cap Core Fund had been repositioned as the Large Cap Equity Fund in early 2025, which involved changes to the Fund’s investment strategy and name, and had experienced certain portfolio management changes in 2024 and early 2025. They considered that the Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees observed that the Small Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2025. They noted that the Small/Mid Cap Growth Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the ten-year period and in the fourth quartile for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2025. The Trustees observed that the Strategic Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2025. The Trustees considered that the Strategic Growth Fund had experienced certain portfolio management changes in 2024 and early 2025. They noted that the Technology Opportunities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten year periods, and had outperformed the Fund’s benchmark index for the three- and ten-year periods and underperformed for the one- and five-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

107

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Enhanced U.S. Equity Fund	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund

First $1 billion	0.55%	0.71%	0.92%	0.85%

Next $1 billion	0.50	0.64	0.92	0.85

Next $3 billion	0.47	0.61	0.83	0.77

Next $3 billion	0.46	0.61	0.79	0.73

Over $8 billion	0.45	0.61	0.77	0.71

Average Daily Net Assets	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund

First $1 billion	0.85%	0.71%	0.94%

Next $1 billion	0.85	0.64	0.85

Next $3 billion	0.77	0.61	0.80

Next $3 billion	0.73	0.59	0.79

Over $8 billion	0.71	0.58	0.77

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Enhanced U.S. Equity Fund, Mid Cap Growth Fund, Technology Opportunities Fund, and Large Cap Equity Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Large Cap Equity Fund’s, Mid Cap Growth Fund’s, Small Cap Growth Fund’s, Small/Mid Cap Growth Fund’s, Strategic Growth Fund’s, and Technology Opportunities Fund’s Class A, Class C, Investor, and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Large Cap Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

108

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

109

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Goldman Sachs Trust — Fundamental Equity Growth Funds — Tax Information (Unaudited)

For the fiscal year ended August 31, 2025, 69.87%, 45.67%, 99.94%, and 38.67% of the dividends paid from net investment company taxable income by the Enhanced U.S. Equity, Large Cap Equity, Mid Cap Growth, and Strategic Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Enhanced U.S. Equity, Large Cap Equity, Mid Cap Growth, Small/Midcap Growth, Strategic Growth, and Technology Opportunities Funds designate $3,968,923, $111,485,713, $99,285,147, $6,077,618, $11,435,209, and $34,060,124, respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2025.

For the fiscal year ended August 31, 2025, 67.11%, 38.69%, 100.00%, and 43.55% of the dividends paid from net investment company taxable income by the Enhanced U.S. Equity, Large Cap Equity, Mid Cap Growth, and Strategic Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2025, the Enhanced U.S. Equity, Large Cap Equity, Mid Cap Growth, and Strategic Growth Funds designate $3,039,669, $37,427,083, $1,458,918, and $2,091,206, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the fiscal year ended August 31, 2025, 3.34%, 1.96%, and 2.66% of the dividends paid from net investment company taxable income by the Enhanced U.S. Equity, Large Cap Equity, and Strategic Growth Funds, respectively, qualify as section 199A dividends.

111

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary (C) 2025 Goldman Sachs. All rights reserved. EQGRWAR-25

Goldman Sachs Funds Annual Financial Statements August 31, 2025 Goldman Sachs Fundamental Equity Value Funds Goldman Sachs Equity Income Fund Goldman Sachs Focused Value Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Value Fund Goldman Sachs Small/Mid Cap Equity Fund* * Effective after the close of business on June 20, 2025, the Goldman Sachs Small/Mid Cap Value Fund was renamed the Goldman Sachs Small/Mid Cap Equity Fund.

Goldman Sachs Fundamental Equity Value Funds

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.7%

Aerospace & Defense – 2.9%
15,941	General Electric Co.	$4,386,963
12,593	L3Harris Technologies, Inc.	3,496,069
3,122	TransDigm Group, Inc.	4,367,303

		12,250,335

Banks – 10.3%
187,263	Bank of America Corp.	9,501,725
44,156	Citigroup, Inc.	4,264,145
67,969	Citizens Financial Group, Inc.	3,553,419
55,471	JPMorgan Chase & Co.	16,720,069
109,622	Wells Fargo & Co.	9,008,736

		43,048,094

Beverages – 1.8%
46,764	Coca-Cola Co. (The)	3,226,248
46,665	Coca-Cola Europacific Partners PLC (United Kingdom)	4,146,652

		7,372,900

Biotechnology – 1.4%
13,924	AbbVie, Inc.	2,929,610
10,251	Amgen, Inc.	2,949,315

		5,878,925

Capital Markets – 5.9%
4,140	Blackrock, Inc.	4,666,359
42,468	KKR & Co., Inc.	5,923,861
48,685	Morgan Stanley	7,326,119
69,359	Nasdaq, Inc.	6,571,072

		24,487,411

Chemicals – 2.3%
20,051	Linde PLC	9,590,193

Commercial Services & Supplies – 1.1%
19,086	Republic Services, Inc.	4,465,551

Communications Equipment – 1.6%
97,538	Cisco Systems, Inc.	6,738,900

Consumer Finance – 1.2%
15,421	American Express Co.	5,108,669

Consumer Staples Distribution & Retail – 3.4%
4,495	Costco Wholesale Corp.	4,240,223
103,651	Walmart, Inc.	10,052,074

		14,292,297

Containers & Packaging – 0.8%
69,912	International Paper Co.	3,473,228

Diversified Telecommunication Services – 1.8%
259,228	AT&T, Inc.	7,592,788

Electric Utilities – 2.0%
65,724	NextEra Energy, Inc.	4,735,414
47,104	Xcel Energy, Inc.	3,409,859

		8,145,273

Electrical Equipment – 1.7%
19,852	Eaton Corp. PLC	6,931,127

Entertainment – 1.7%
60,944	Walt Disney Co. (The)	7,214,551

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – 1.2%
18,304	Norfolk Southern Corp.	$5,124,754

Health Care Equipment & Supplies – 1.8%
54,957	Abbott Laboratories	7,290,596

Health Care Providers & Services – 2.1%
46,634	CVS Health Corp.	3,411,277
16,832	UnitedHealth Group, Inc.	5,215,732

		8,627,009

Health Care REITs – 0.7%
149,903	Healthpeak Properties, Inc. REIT	2,689,260

Hotels, Restaurants & Leisure – 2.2%
15,668	Hilton Worldwide Holdings, Inc.	4,325,308
52,398	Starbucks Corp.	4,620,980

		8,946,288

Household Durables – 1.2%
29,871	D.R. Horton, Inc.	5,062,537

Household Products – 2.1%
54,344	Procter & Gamble Co. (The)	8,534,182

Industrial Conglomerates – 2.7%
29,230	3M Co.	4,546,142
30,035	Honeywell International, Inc.	6,592,683

		11,138,825

Industrial REITs – 1.0%
37,062	Prologis, Inc. REIT	4,216,914

Insurance – 3.3%
17,330	Allstate Corp. (The)	3,525,789
22,972	Marsh & McLennan Cos., Inc.	4,727,867
20,549	Travelers Cos., Inc. (The)	5,579,259

		13,832,915

Interactive Media & Services – 2.8%
23,098	Alphabet, Inc., Class A	4,917,795
9,380	Meta Platforms, Inc., Class A	6,929,006

		11,846,801

IT Services – 1.1%
19,410	International Business Machines Corp.	4,726,141

Life Sciences Tools & Services – 1.3%
26,763	Danaher Corp.	5,508,361

Machinery – 2.7%
15,634	Caterpillar, Inc.	6,551,271
18,284	Illinois Tool Works, Inc.	4,838,861

		11,390,132

Media – 1.0%
71,215	New York Times Co. (The), Class A	4,261,506

Metals & Mining – 1.2%
76,510	Rio Tinto PLC ADR (Australia)	4,798,707

Multi-Utilities – 3.3%
45,452	Ameren Corp.	4,535,201
53,422	CMS Energy Corp.	3,823,412
36,249	Dominion Energy, Inc.	2,171,315

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – (continued)
46,872	National Grid PLC ADR (United Kingdom)(a)	$3,307,757

		13,837,685

Office REITs – 0.5%
28,508	BXP, Inc. REIT	2,067,115

Oil, Gas & Consumable Fuels – 7.5%
58,836	ConocoPhillips	5,822,999
34,999	EOG Resources, Inc.	4,368,575
113,985	Exxon Mobil Corp.	13,027,346
31,433	Phillips 66	4,198,820
49,209	Shell PLC ADR	3,635,561

		31,053,301

Personal Care Products – 1.4%
278,248	Kenvue, Inc.	5,762,516

Pharmaceuticals – 5.4%
5,087	Eli Lilly & Co.	3,726,635
68,967	Johnson & Johnson	12,218,883
76,216	Merck & Co., Inc.	6,411,290

		22,356,808

Residential REITs – 0.9%
19,666	AvalonBay Communities, Inc. REIT	3,851,586

Retail REITs – 0.7%
39,359	Regency Centers Corp. REIT	2,853,528

Semiconductors & Semiconductor Equipment – 3.1%
12,821	Broadcom, Inc.	3,812,837
4,077	KLA Corp.	3,555,144
28,141	Texas Instruments, Inc.	5,697,990

		13,065,971

Software – 2.9%
7,214	Microsoft Corp.	3,655,262
22,087	Oracle Corp.	4,994,533
13,498	Salesforce, Inc.	3,458,862

		12,108,657

Specialty Retail – 1.2%
12,117	Home Depot, Inc. (The)	4,928,832

Technology Hardware, Storage & Peripherals – 0.9%
163,566	Hewlett Packard Enterprise Co.	3,691,685

Trading Companies & Distributors – 1.6%
133,275	Fastenal Co.	6,618,436

Water Utilities – 0.7%
20,327	American Water Works Co., Inc.	2,917,128

Wireless Telecommunication Services – 1.3%
21,654	T-Mobile US, Inc.	5,456,591

TOTAL COMMON STOCKS (Cost $307,866,256)		415,155,009

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
341	4.154%	$341
(Cost $341)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $307,866,597)		415,155,350

Securities Lending Reinvestment Vehicle – 0.4%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,867,020	4.154%	1,867,020
(Cost $1,867,020)

TOTAL INVESTMENTS – 100.1% (Cost $309,733,617)		$417,022,370

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(284,164)

NET ASSETS – 100.0%		$416,738,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 98.9%

Aerospace & Defense – 2.7%
6,447	Woodward, Inc.	$1,591,249

Banks – 10.4%
50,750	Bank of America Corp.	2,575,055
7,943	JPMorgan Chase & Co.	2,394,179
14,346	Wells Fargo & Co.	1,178,954

		6,148,188

Broadline Retail – 3.5%
9,113	Amazon.com, Inc.*	2,086,877

Capital Markets – 6.7%
16,058	Morgan Stanley	2,416,408
16,221	Nasdaq, Inc.	1,536,777

		3,953,185

Chemicals – 3.8%
7,596	Air Products and Chemicals, Inc.	2,234,060

Consumer Finance – 4.2%
11,015	Capital One Financial Corp.	2,502,828

Consumer Staples Distribution & Retail – 3.6%
21,993	Walmart, Inc.	2,132,881

Containers & Packaging – 1.6%
18,496	International Paper Co.	918,881

Electric Utilities – 2.6%
21,061	NextEra Energy, Inc.	1,517,445

Electrical Equipment – 4.6%
2,330	GE Vernova, Inc.	1,428,220
3,798	Rockwell Automation, Inc.	1,304,347

		2,732,567

Ground Transportation – 2.0%
8,015	Old Dominion Freight Line, Inc.	1,210,025

Health Care Equipment & Supplies – 5.7%
16,846	Abbott Laboratories	2,234,790
10,813	Boston Scientific Corp.*	1,140,772

		3,375,562

Hotels, Restaurants & Leisure – 2.1%
14,401	Starbucks Corp.	1,270,024

Industrial Conglomerates – 4.0%
10,769	Honeywell International, Inc.	2,363,796

Insurance – 3.0%
6,422	Travelers Cos., Inc. (The)	1,743,637

Interactive Media & Services – 3.6%
2,842	Meta Platforms, Inc., Class A	2,099,385

Life Sciences Tools & Services – 3.2%
3,863	Thermo Fisher Scientific, Inc.	1,903,377

Multi-Utilities – 3.8%
22,352	Ameren Corp.	2,230,283

Oil, Gas & Consumable Fuels – 5.3%
27,372	Exxon Mobil Corp.	3,128,346

Personal Care Products – 2.9%
82,833	Kenvue, Inc.	1,715,471

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – 2.7%
9,055	Johnson & Johnson	$1,604,274

Residential REITs – 2.3%
6,862	AvalonBay Communities, Inc. REIT	1,343,923

Semiconductors & Semiconductor Equipment – 4.7%
7,348	NVIDIA Corp.	1,279,874
7,514	Texas Instruments, Inc.	1,521,435

		2,801,309

Software – 4.2%
19,756	Dynatrace, Inc.*	999,654
5,705	Salesforce, Inc.	1,461,906

		2,461,560

Specialty Retail – 2.8%
6,482	Lowe’s Cos., Inc.	1,672,745

Wireless Telecommunication Services – 2.9%
6,816	T-Mobile US, Inc.	1,717,564

TOTAL COMMON STOCKS (Cost $51,098,650)		58,459,442

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
527,566	4.154%	527,566
(Cost $527,566)

TOTAL INVESTMENTS – 99.8% (Cost $51,626,216)		$58,987,008

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		136,392

NET ASSETS – 100.0%		$59,123,400

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.5%

Aerospace & Defense – 1.3%
22,774	Woodward, Inc.	$5,621,079

Automobile Components – 0.9%
46,692	Aptiv PLC (Jersey)*	3,713,415

Banks – 9.6%
262,908	Bank of America Corp.	13,339,952
47,627	Citigroup, Inc.	4,599,339
60,881	JPMorgan Chase & Co.	18,350,751
65,997	Wells Fargo & Co.	5,423,634

		41,713,676

Beverages – 0.7%
43,435	Coca-Cola Co. (The)	2,996,581

Biotechnology – 0.6%
27,369	BioNTech SE ADR (Germany)*	2,736,900

Broadline Retail – 2.9%
55,414	Amazon.com, Inc.*	12,689,806

Capital Markets – 5.4%
7,211	Blackrock, Inc.	8,127,806
58,085	Morgan Stanley	8,740,631
69,388	Nasdaq, Inc.	6,573,819

		23,442,256

Chemicals – 2.9%
23,914	Air Products and Chemicals, Inc.	7,033,347
15,440	Sherwin-Williams Co. (The)	5,648,415

		12,681,762

Commercial Services & Supplies – 1.0%
23,695	Waste Connections, Inc.	4,379,073

Communications Equipment – 2.0%
29,423	Arista Networks, Inc.*	4,017,711
10,183	Motorola Solutions, Inc.	4,811,060

		8,828,771

Construction Materials – 0.9%
6,670	Martin Marietta Materials, Inc.	4,111,388

Consumer Finance – 2.7%
12,225	American Express Co.	4,049,898
34,736	Capital One Financial Corp.	7,892,714

		11,942,612

Consumer Staples Distribution & Retail – 2.8%
126,506	Walmart, Inc.	12,268,552

Containers & Packaging – 1.4%
119,490	International Paper Co.	5,936,263

Electric Utilities – 3.7%
88,269	Exelon Corp.	3,855,590
91,580	NextEra Energy, Inc.	6,598,339
154,142	PPL Corp.	5,621,559

		16,075,488

Electrical Equipment – 4.7%
27,587	Eaton Corp. PLC	9,631,725
7,941	GE Vernova, Inc.	4,867,595
17,363	Rockwell Automation, Inc.	5,962,975

		20,462,295

Shares	Description	Value

Common Stocks – (continued)

Entertainment – 1.5%
53,647	Walt Disney Co. (The)	$6,350,732

Financial Services – 2.9%
18,573	Berkshire Hathaway, Inc., Class B*	9,341,847
24,684	Fiserv, Inc.*	3,410,835

		12,752,682

Ground Transportation – 2.2%
33,455	Old Dominion Freight Line, Inc.	5,050,701
20,095	Union Pacific Corp.	4,492,639

		9,543,340

Health Care Equipment & Supplies – 3.8%
67,159	Abbott Laboratories	8,909,313
71,112	Boston Scientific Corp.*	7,502,316

		16,411,629

Health Care Providers & Services – 1.4%
19,525	UnitedHealth Group, Inc.	6,050,212

Hotels, Restaurants & Leisure – 1.8%
53,081	Chipotle Mexican Grill, Inc.*	2,236,833
62,635	Starbucks Corp.	5,523,781

		7,760,614

Household Products – 2.1%
57,415	Procter & Gamble Co. (The)	9,016,451

Industrial Conglomerates – 3.5%
50,437	3M Co.	7,844,467
34,565	Honeywell International, Inc.	7,587,017

		15,431,484

Industrial REITs – 1.9%
74,815	Prologis, Inc. REIT	8,512,451

Insurance – 2.9%
30,781	Marsh & McLennan Cos., Inc.	6,335,038
23,930	Travelers Cos., Inc. (The)	6,497,234

		12,832,272

Interactive Media & Services – 3.7%
29,249	Alphabet, Inc., Class A	6,227,404
13,107	Meta Platforms, Inc., Class A	9,682,141

		15,909,545

Life Sciences Tools & Services – 2.6%
19,985	Danaher Corp.	4,113,313
14,745	Thermo Fisher Scientific, Inc.	7,265,156

		11,378,469

Machinery – 1.8%
18,792	Caterpillar, Inc.	7,874,600

Multi-Utilities – 1.2%
52,540	Ameren Corp.	5,242,441

Office REITs – 1.0%
59,301	BXP, Inc. REIT	4,299,916

Oil, Gas & Consumable Fuels – 5.4%
45,925	Chevron Corp.	7,375,555
30,443	DT Midstream, Inc.	3,171,552
49,628	Expand Energy Corp.	4,802,998

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
70,628	Exxon Mobil Corp.	$8,072,074

		23,422,179

Personal Care Products – 1.3%
267,076	Kenvue, Inc.	5,531,144

Pharmaceuticals – 3.3%
80,693	Johnson & Johnson	14,296,379

Residential REITs – 1.0%
21,870	AvalonBay Communities, Inc. REIT	4,283,239

Semiconductors & Semiconductor Equipment – 3.5%
47,391	Marvell Technology, Inc.	2,979,235
34,808	NVIDIA Corp.	6,062,857
30,754	Texas Instruments, Inc.	6,227,070

		15,269,162

Software – 3.1%
6,963	Cadence Design Systems, Inc.*	2,440,044
77,002	Dynatrace, Inc.*	3,896,301
28,435	Salesforce, Inc.	7,286,469

		13,622,814

Specialty Retail – 2.6%
28,793	Lowe’s Cos., Inc.	7,430,322
28,274	TJX Cos., Inc. (The)	3,862,511

		11,292,833

Wireless Telecommunication Services – 1.5%
26,503	T-Mobile US, Inc.	6,678,491

TOTAL COMMON STOCKS (Cost $344,032,071)		433,362,996

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,159,423	4.154%	1,159,423
(Cost $1,159,423)

TOTAL INVESTMENTS – 99.8% (Cost $345,191,494)		$434,522,419

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		916,192

NET ASSETS – 100.0%		$435,438,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 98.9%

Aerospace & Defense – 2.4%
65,030	L3Harris Technologies, Inc.	$18,053,629
34,495	Woodward, Inc.	8,514,056

		26,567,685

Automobile Components – 1.1%
157,807	Aptiv PLC (Jersey)*	12,550,391

Banks – 4.8%
282,719	Citizens Financial Group, Inc.	14,780,549
312,798	Fifth Third Bancorp	14,316,764
271,156	First Horizon Corp.	6,128,126
95,022	SouthState Corp.	9,697,945
63,492	Wintrust Financial Corp.	8,716,817

		53,640,201

Beverages – 2.4%
253,097	Coca-Cola Europacific Partners PLC (United Kingdom)	22,490,200
80,264	Molson Coors Beverage Co., Class B	4,052,529

		26,542,729

Broadline Retail – 0.4%
47,827	eBay, Inc.	4,333,604

Building Products – 0.7%
59,116	Builders FirstSource, Inc.*	8,198,207

Capital Markets – 2.7%
111,589	Nasdaq, Inc.	10,571,942
114,238	Raymond James Financial, Inc.	19,356,487

		29,928,429

Chemicals – 3.0%
96,338	Celanese Corp.	4,588,579
351,580	Chemours Co. (The)	5,414,332
112,248	RPM International, Inc.	14,065,797
107,549	Westlake Corp.	9,444,953

		33,513,661

Construction Materials – 2.0%
36,063	Martin Marietta Materials, Inc.	22,229,233

Consumer Staples Distribution & Retail – 3.1%
200,811	BJ’s Wholesale Club Holdings, Inc.*	19,615,218
141,794	Performance Food Group Co.*	14,377,912

		33,993,130

Containers & Packaging – 1.4%
322,127	International Paper Co.	16,003,269

Electric Utilities – 3.9%
118,627	Entergy Corp.	10,449,852
134,107	Exelon Corp.	5,857,794
31,144	NRG Energy, Inc.	4,533,321
491,425	PG&E Corp.	7,508,974
407,416	PPL Corp.	14,858,461

		43,208,402

Electrical Equipment – 5.2%
143,953	AMETEK, Inc.	26,602,514
77,514	Rockwell Automation, Inc.	26,620,633

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
34,845	Vertiv Holdings Co., Class A	$4,444,480

		57,667,627

Entertainment – 1.9%
49,617	Live Nation Entertainment, Inc.*	8,260,734
70,330	TKO Group Holdings, Inc.	13,331,755

		21,592,489

Financial Services – 3.3%
239,370	Corebridge Financial, Inc.	8,322,895
254,091	Fidelity National Information Services, Inc.	17,738,093
111,081	Global Payments, Inc.	9,866,214

		35,927,202

Food Products – 0.4%
86,226	Lamb Weston Holdings, Inc.	4,960,582

Gas Utilities – 0.4%
118,142	UGI Corp.	4,092,439

Ground Transportation – 0.7%
24,738	Saia, Inc.*	7,333,827

Health Care Equipment & Supplies – 0.8%
135,852	Cooper Cos., Inc. (The)*	9,155,746

Health Care Providers & Services – 2.6%
35,516	Cencora, Inc.	10,356,821
29,545	Humana, Inc.	8,971,634
49,900	Quest Diagnostics, Inc.	9,063,836

		28,392,291

Health Care REITs – 0.6%
94,226	Ventas, Inc. REIT	6,414,906

Hotels, Restaurants & Leisure – 1.2%
76,010	Boyd Gaming Corp.	6,526,219
19,120	Royal Caribbean Cruises Ltd.	6,944,766

		13,470,985

Household Durables – 3.2%
134,692	D.R. Horton, Inc.	22,827,600
97,075	Lennar Corp., Class A	12,924,566

		35,752,166

Independent Power and Renewable Electricity Producers – 0.6%
75,147	Ormat Technologies, Inc.	6,905,258

Industrial REITs – 0.5%
383,186	Americold Realty Trust, Inc. REIT	5,533,206

Insurance – 5.6%
63,607	Allstate Corp. (The)	12,940,844
60,210	American Financial Group, Inc.	8,180,131
94,670	Arch Capital Group Ltd.	8,665,145
66,667	Globe Life, Inc.	9,330,047
122,832	Prudential Financial, Inc.	13,469,757
134,900	Unum Group	9,424,114

		62,010,038

Life Sciences Tools & Services – 1.8%
39,835	Agilent Technologies, Inc.	5,005,666

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
7,703	Mettler-Toledo International, Inc.*	$10,021,911
19,432	West Pharmaceutical Services, Inc.	4,798,733

		19,826,310

Machinery – 3.3%
35,696	IDEX Corp.	5,871,992
141,457	Ingersoll Rand, Inc.	11,235,930
44,758	ITT, Inc.	7,620,049
162,985	Stanley Black & Decker, Inc.	12,108,156

		36,836,127

Media – 0.8%
114,171	Omnicom Group, Inc.	8,943,014

Metals & Mining – 1.2%
100,724	Steel Dynamics, Inc.	13,186,786

Multi-Utilities – 4.2%
187,891	CMS Energy Corp.	13,447,359
420,933	NiSource, Inc.	17,792,838
182,840	Public Service Enterprise Group, Inc.	15,053,217

		46,293,414

Oil, Gas & Consumable Fuels – 8.6%
416,690	BKV Corp. (Thailand)*	9,713,044
50,211	Cheniere Energy, Inc.	12,142,024
171,126	Devon Energy Corp.	6,177,649
89,959	Diamondback Energy, Inc.	13,382,301
97,986	DT Midstream, Inc.	10,208,181
117,258	Expand Energy Corp.	11,348,229
114,120	Kinetik Holdings, Inc.	4,773,640
832,526	Permian Resources Corp.	11,896,796
113,878	Phillips 66	15,211,823

		94,853,687

Passenger Airlines – 2.0%
212,685	United Airlines Holdings, Inc.*	22,331,925

Personal Care Products – 0.9%
463,681	Kenvue, Inc.	9,602,834

Pharmaceuticals – 0.6%
139,627	Organon & Co.	1,315,287
151,633	Royalty Pharma PLC, Class A	5,455,755

		6,771,042

Professional Services – 0.8%
77,281	Booz Allen Hamilton Holding Corp.	8,401,990

Real Estate Management & Development – 0.6%
42,195	CBRE Group, Inc., Class A*	6,840,653

Residential REITs – 3.0%
205,719	American Homes 4 Rent, Class A REIT	7,368,854
56,316	AvalonBay Communities, Inc. REIT	11,029,489
58,883	Camden Property Trust REIT	6,593,718

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – (continued)
124,353	Equity LifeStyle Properties, Inc. REIT	$7,497,242

		32,489,303

Semiconductors & Semiconductor Equipment – 2.4%
165,048	Marvell Technology, Inc.	10,375,742
158,211	Microchip Technology, Inc.	10,283,715
53,970	MKS, Inc.	5,577,260

		26,236,717

Software – 1.6%
161,869	Dynatrace, Inc.*	8,190,571
46,687	Monday.com Ltd.*	9,010,591

		17,201,162

Specialized REITs – 3.3%
78,738	Digital Realty Trust, Inc. REIT	13,199,638
73,598	Extra Space Storage, Inc. REIT	10,567,201
405,720	VICI Properties, Inc. REIT	13,705,222

		37,472,061

Specialty Retail – 2.8%
1,803	AutoZone, Inc.*	7,569,950
19,803	Burlington Stores, Inc.*	5,756,336
52,476	Floor & Decor Holdings, Inc., Class A*	4,298,834
87,925	Ross Stores, Inc.	12,939,043

		30,564,163

Technology Hardware, Storage & Peripherals – 2.5%
480,251	Hewlett Packard Enterprise Co.	10,839,265
209,564	Western Digital Corp.*	16,836,372

		27,675,637

Trading Companies & Distributors – 3.6%
366,418	Fastenal Co.	18,196,318
22,397	United Rentals, Inc.	21,419,147

		39,615,465

TOTAL COMMON STOCKS (Cost $891,190,717)		1,095,059,993

Shares	Dividend Rate	Value

Investment Company – 1.1%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
11,772,742	4.154%	11,772,742
(Cost $11,772,742)

TOTAL INVESTMENTS – 100.0% (Cost $902,963,459)		$1,106,832,735

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		363,809

NET ASSETS – 100.0%		$1,107,196,544

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued) August 31, 2025

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.5%

Aerospace & Defense – 1.8%
72,584	Cadre Holdings, Inc.	$2,236,313
97,970	Mercury Systems, Inc.*	6,617,874
25,290	Moog, Inc., Class A	4,953,046
15,779	VSE Corp.	2,562,509

		16,369,742

Automobile Components – 3.7%
185,580	Adient PLC*	4,602,384
94,713	Dana, Inc.	1,909,414
61,376	Fox Factory Holding Corp.*	1,775,608
381,220	Goodyear Tire & Rubber Co. (The)*	3,232,746
42,662	LCI Industries	4,497,428
48,625	Patrick Industries, Inc.	5,438,706
125,228	Phinia, Inc.	7,323,333
55,681	Visteon Corp.*	6,902,217

		35,681,836

Automobiles – 0.4%
32,911	Thor Industries, Inc.	3,607,046

Banks – 20.1%
218,496	Amerant Bancorp, Inc.	4,697,664
187,459	Ameris Bancorp	13,736,996
346,060	Atlantic Union Bankshares Corp.	12,364,724
463,450	Banc of California, Inc.	7,841,574
329,241	Cadence Bank	12,392,631
137,121	CoastalSouth Bancshares, Inc.	2,972,783
125,461	Community Financial System, Inc.	7,513,859
338,315	ConnectOne Bancorp, Inc.	8,660,864
143,724	FB Financial Corp.	7,715,104
186,323	First Merchants Corp.	7,736,131
261,026	Glacier Bancorp, Inc.	12,829,428
215,974	MidWestOne Financial Group, Inc.	6,531,054
268,582	Northpointe Bancshares, Inc.	4,786,131
377,741	Old Second Bancorp, Inc.	6,973,099
220,986	Origin Bancorp, Inc.	8,594,146
289,415	Pacific Premier Bancorp, Inc.	7,087,773
310,082	Renasant Corp.	12,133,509
231,679	Seacoast Banking Corp. of Florida	7,207,534
76,357	SouthState Corp.	7,792,995
139,256	TriCo Bancshares	6,325,008
122,596	UMB Financial Corp.	14,944,452
934,164	Valley National Bancorp	9,771,355

		190,608,814

Biotechnology – 3.0%
128,224	Alkermes PLC*	3,714,649
29,162	Bridgebio Pharma, Inc.*	1,509,425
57,869	CG oncology, Inc.*	1,552,047
80,298	Cytokinetics, Inc.*	2,836,928
150,014	Dynavax Technologies Corp.*	1,518,142
59,582	Ideaya Biosciences, Inc.*	1,462,738
80,279	Immunovant, Inc.*	1,179,298
44,102	Ionis Pharmaceuticals, Inc.*	1,880,289
7,374	Madrigal Pharmaceuticals, Inc.*	3,228,706
65,868	Mineralys Therapeutics, Inc.*	1,019,637

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
24,078	Protagonist Therapeutics, Inc.*	$1,421,806
51,490	REVOLUTION Medicines, Inc.*	1,955,075
141,476	Syndax Pharmaceuticals, Inc.*	2,310,303
51,987	Ultragenyx Pharmaceutical, Inc.*	1,557,531
40,862	Xenon Pharmaceuticals, Inc. (Canada)*	1,581,768

		28,728,342

Building Products – 0.6%
35,082	Griffon Corp.	2,671,845
243,970	Masterbrand, Inc.*	3,100,859

		5,772,704

Capital Markets – 2.2%
20,611	Bullish (Cayman Islands)	1,216,667
34,347	Miami International Holdings, Inc.	1,290,760
447,986	Perella Weinberg Partners	9,913,930
25,946	Piper Sandler Cos.	8,660,516

		21,081,873

Chemicals – 1.6%
215,799	Avient Corp.	8,070,883
123,791	HB Fuller Co.	7,557,440

		15,628,323

Commercial Services & Supplies – 0.5%
339,762	BrightView Holdings, Inc.*	4,892,573

Communications Equipment – 0.2%
57,827	Digi International, Inc.*	2,007,753

Construction & Engineering – 2.5%
88,953	Arcosa, Inc.	8,801,899
143,200	Centuri Holdings, Inc.	3,041,568
85,327	Fluor Corp.*	3,500,114
41,165	Granite Construction, Inc.	4,435,529
22,097	MYR Group, Inc.*	4,138,105

		23,917,215

Construction Materials – 0.3%
40,562	Knife River Corp.*	3,285,522

Consumer Finance – 2.3%
84,410	Bread Financial Holdings, Inc.	5,587,098
111,784	Encore Capital Group, Inc.*	4,677,042
51,783	Enova International, Inc.*	6,281,278
269,564	Jefferson Capital, Inc.	5,070,499

		21,615,917

Consumer Staples Distribution & Retail – 0.3%
133,763	Grocery Outlet Holding Corp.*	2,422,448

Containers & Packaging – 1.4%
87,151	Greif, Inc., Class A	5,691,832
322,503	O-I Glass, Inc.*	4,189,314
81,277	Silgan Holdings, Inc.	3,813,517

		13,694,663

Diversified REITs – 0.7%
227,923	Essential Properties Realty Trust, Inc. REIT	7,138,548

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – 1.8%
73,435	IDACORP, Inc.	$9,186,719
42,647	MGE Energy, Inc.	3,631,392
72,808	TXNM Energy, Inc.	4,123,845

		16,941,956

Electronic Equipment, Instruments & Components – 4.3%
30,488	Advanced Energy Industries, Inc.	4,563,444
16,390	Bel Fuse, Inc., Class B	2,205,438
35,796	Belden, Inc.	4,660,639
13,097	Insight Enterprises, Inc.*	1,704,705
29,065	Itron, Inc.*	3,573,251
360,802	Knowles Corp.*	7,703,123
13,802	Littelfuse, Inc.	3,586,174
26,160	Rogers Corp.*	2,052,514
52,456	Sanmina Corp.*	6,164,629
94,032	TTM Technologies, Inc.*	4,191,006

		40,404,923

Energy Equipment & Services – 2.0%
145,680	Kodiak Gas Services, Inc.	5,213,887
189,370	Liberty Energy, Inc.	2,130,413
204,383	Noble Corp. PLC	5,890,318
566,387	Patterson-UTI Energy, Inc.	3,290,708
78,566	Seadrill Ltd. (Norway)*	2,507,041

		19,032,367

Financial Services – 2.6%
124,697	NMI Holdings, Inc., Class A*	4,906,827
106,378	PennyMac Financial Services, Inc.	11,712,218
94,825	Walker & Dunlop, Inc.	8,064,866

		24,683,911

Food Products – 0.7%
14,740	Marzetti Company (The)	2,691,524
278,906	Utz Brands, Inc.	3,742,918

		6,434,442

Gas Utilities – 1.9%
52,318	Chesapeake Utilities Corp.	6,465,458
184,199	MDU Resources Group, Inc.	3,000,602
110,737	ONE Gas, Inc.	8,471,381

		17,937,441

Ground Transportation – 0.5%
14,907	Saia, Inc.*	4,419,329

Health Care Equipment & Supplies – 1.3%
52,195	Globus Medical, Inc., Class A*	3,197,988
97,674	LivaNova PLC*	5,505,883
41,818	Merit Medical Systems, Inc.*	3,786,202

		12,490,073

Health Care Providers & Services – 0.4%
410,974	NeoGenomics, Inc.*	3,608,352

Hotels, Restaurants & Leisure – 1.5%
31,219	Cheesecake Factory, Inc. (The)	1,918,720
35,988	Churchill Downs, Inc.	3,733,035
22,782	Cracker Barrel Old Country Store, Inc.	1,362,819

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
158,858	First Watch Restaurant Group, Inc.*	$2,992,885
68,644	Red Rock Resorts, Inc., Class A	4,247,004

		14,254,463

Household Durables – 4.1%
17,181	Installed Building Products, Inc.	4,498,329
135,424	La-Z-Boy, Inc.	5,006,625
66,007	M/I Homes, Inc.*	9,720,191
121,475	Meritage Homes Corp.	9,437,393
151,958	Taylor Morrison Home Corp.*	10,237,411

		38,899,949

Household Products – 0.5%
69,950	Central Garden & Pet Co., Class A*	2,310,449
74,304	Energizer Holdings, Inc.	2,047,818

		4,358,267

Industrial REITs – 1.7%
170,554	STAG Industrial, Inc. REIT	6,284,915
157,723	Terreno Realty Corp. REIT	9,111,658

		15,396,573

Insurance – 3.0%
617,720	Abacus Global Management, Inc.*	4,416,698
62,772	Accelerant Holdings, Class A (Cayman Islands)	1,258,579
136,509	Aspen Insurance Holdings Ltd., Class A (Bermuda)*	4,982,578
166,678	CNO Financial Group, Inc.	6,578,781
29,128	HCI Group, Inc.	4,855,929
68,265	Kemper Corp.	3,662,417
207,858	Slide Insurance Holdings, Inc.	2,781,140

		28,536,122

IT Services – 0.5%
93,465	ASGN, Inc.*	5,070,476

Machinery – 5.5%
39,959	Esab Corp.	4,610,070
38,001	ESCO Technologies, Inc.	7,634,781
25,244	Federal Signal Corp.	3,104,759
365,317	Gates Industrial Corp. PLC*	9,337,502
73,366	Gorman-Rupp Co. (The)	3,137,864
58,753	SPX Technologies, Inc.*	10,993,274
37,624	Standex International Corp.	7,677,930
108,386	Terex Corp.	5,412,797

		51,908,977

Media – 0.4%
187,096	TEGNA, Inc.	3,966,435

Metals & Mining – 2.2%
698,755	Coeur Mining, Inc.*	9,188,628
141,156	Commercial Metals Co.	8,140,467
256,903	Constellium SE*	3,722,524

		21,051,619

Mortgage Real Estate Investment Trusts (REITs) – 0.7%
565,900	Ladder Capital Corp. REIT	6,575,758

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Office REITs – 1.4%
196,806	COPT Defense Properties REIT	$5,664,077
247,981	Cousins Properties, Inc. REIT	7,312,960

		12,977,037

Oil, Gas & Consumable Fuels – 4.6%
99,850	California Resources Corp.	4,960,548
105,677	CNX Resources Corp.*	3,085,768
385,737	Crescent Energy Co., Class A	3,679,931
112,246	Delek US Holdings, Inc.	3,110,337
306,370	DHT Holdings, Inc.	3,590,656
24,530	Gulfport Energy Corp.*	4,268,956
82,742	Kinetik Holdings, Inc.	3,461,098
324,929	Magnolia Oil & Gas Corp., Class A	8,084,234
109,318	Matador Resources Co.	5,505,254
70,369	Scorpio Tankers, Inc. (Monaco)	3,546,598

		43,293,380

Passenger Airlines – 0.7%
53,291	SkyWest, Inc.*	6,469,527

Pharmaceuticals – 0.9%
20,920	Ligand Pharmaceuticals, Inc.*	3,382,973
69,379	Prestige Consumer Healthcare, Inc.*	4,720,547

		8,103,520

Professional Services – 1.2%
6,972	CACI International, Inc., Class A*	3,344,608
107,740	Korn Ferry	7,987,844

		11,332,452

Real Estate Management & Development – 2.5%
608,904	Cushman & Wakefield PLC*	9,602,416
109,834	Forestar Group, Inc.*	3,039,107
595,051	Newmark Group, Inc., Class A	10,835,879

		23,477,402

Residential REITs – 1.3%
527,775	Independence Realty Trust, Inc. REIT	9,558,005
172,106	UMH Properties, Inc. REIT	2,700,343

		12,258,348

Retail REITs – 1.2%
211,103	InvenTrust Properties Corp. REIT	6,284,536
152,026	Tanger, Inc. REIT	5,196,249

		11,480,785

Semiconductors & Semiconductor Equipment – 2.6%
56,187	Axcelis Technologies, Inc.*	4,497,207
151,388	Cohu, Inc.*	3,012,621
42,278	Qorvo, Inc.*	3,834,615
66,197	Rambus, Inc.*	4,883,353
44,242	Semtech Corp.*	2,570,018
27,190	Silicon Laboratories, Inc.*	3,652,976
105,480	Ultra Clean Holdings, Inc.*	2,533,630

		24,984,420

Shares	Description	Value

Common Stocks – (continued)

Software – 0.8%
68,178	BlackLine, Inc.*	$3,706,838
10,267	Commvault Systems, Inc.*	1,916,284
141,399	PagerDuty, Inc.*	2,367,019

		7,990,141

Specialized REITs – 1.1%
213,333	Four Corners Property Trust, Inc. REIT	5,523,191
133,602	Smartstop Self Storage REIT, Inc. REIT	4,861,777

		10,384,968

Specialty Retail – 2.9%
86,374	Academy Sports & Outdoors, Inc.	4,625,328
62,547	Advance Auto Parts, Inc.	3,814,742
19,311	Group 1 Automotive, Inc.	8,975,367
53,042	Urban Outfitters, Inc.*	3,558,057
163,562	Valvoline, Inc.*	6,342,934

		27,316,428

Textiles, Apparel & Luxury Goods – 0.7%
139,930	Capri Holdings Ltd.*	2,881,158
55,235	Kontoor Brands, Inc.	4,266,904

		7,148,062

Trading Companies & Distributors – 0.4%
227,813	MRC Global, Inc.*	3,435,420

TOTAL COMMON STOCKS (Cost $744,436,106)		943,076,642

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
8,029,450	4.154%	8,029,450
(Cost $8,029,450)

TOTAL INVESTMENTS – 100.3% (Cost $752,465,556)		$951,106,092

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(2,915,953)

NET ASSETS – 100.0%		$948,190,139

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 99.0%

Aerospace & Defense – 4.0%
4,385	AeroVironment, Inc.*	$1,058,320
18,309	ATI, Inc.*	1,419,680
3,570	Curtiss-Wright Corp.	1,706,995
36,251	Leonardo DRS, Inc.	1,510,217

		5,695,212

Banks – 7.3%
23,281	East West Bancorp, Inc.	2,447,764
73,939	First Horizon Corp.	1,671,022
20,902	Prosperity Bancshares, Inc.	1,444,955
17,490	SouthState Corp.	1,785,030
13,099	UMB Financial Corp.	1,596,768
11,177	Wintrust Financial Corp.	1,534,490

		10,480,029

Beverages – 0.6%
34,858	Primo Brands Corp., Class A	875,284

Biotechnology – 3.8%
46,179	Alkermes PLC*	1,337,806
9,732	Blueprint Medicines Corp.*(a)	4,477
3,167	Madrigal Pharmaceuticals, Inc.*	1,386,671
7,590	Natera, Inc.*	1,277,017
9,863	Neurocrine Biosciences, Inc.*	1,376,875

		5,382,846

Building Products – 2.0%
14,611	AAON, Inc.	1,211,982
9,280	Allegion PLC	1,575,744

		2,787,726

Capital Markets – 5.9%
5,696	Evercore, Inc., Class A	1,831,549
13,132	Hamilton Lane, Inc., Class A	2,026,793
32,254	Jefferies Financial Group, Inc.	2,091,672
21,159	Stifel Financial Corp.	2,439,421

		8,389,435

Chemicals – 2.6%
30,131	Avient Corp.	1,126,899
33,684	Element Solutions, Inc.	866,353
13,416	RPM International, Inc.	1,681,159

		3,674,411

Construction & Engineering – 3.3%
20,098	AECOM	2,510,039
11,985	MasTec, Inc.*	2,177,555

		4,687,594

Consumer Finance – 0.9%
21,201	OneMain Holdings, Inc.	1,311,494

Consumer Staples Distribution & Retail – 1.4%
10,778	BJ’s Wholesale Club Holdings, Inc.*	1,052,795
2,153	Casey’s General Stores, Inc.	1,064,701

		2,117,496

Containers & Packaging – 1.5%
5,330	Avery Dennison Corp.	914,895
12,335	Crown Holdings, Inc.	1,225,852

		2,140,747

Shares	Description	Value

Common Stocks – (continued)

Distributors – 1.2%
5,632	Pool Corp.	$1,749,919

Diversified Telecommunication Services – –%
3,739	GCI Liberty, Inc., Class A*(a)	—

Electric Utilities – 1.0%
10,808	IDACORP, Inc.	1,352,081

Electrical Equipment – 2.4%
24,191	nVent Electric PLC	2,186,625
8,731	Regal Rexnord Corp.	1,303,800

		3,490,425

Electronic Equipment, Instruments & Components – 3.0%
14,639	Coherent Corp.*	1,324,390
27,323	Flex Ltd.*	1,465,059
9,766	TD SYNNEX Corp.	1,446,052

		4,235,501

Energy Equipment & Services – 1.2%
29,484	Archrock, Inc.	730,024
25,380	TechnipFMC PLC (United Kingdom)	932,969

		1,662,993

Entertainment – 0.9%
13,181	Liberty Media Corp.-Liberty Formula One, Class C*	1,316,782

Financial Services – 2.1%
6,814	Chime Financial, Inc., Class A*(b)	179,958
40,636	MGIC Investment Corp.	1,130,900
12,207	Shift4 Payments, Inc., Class A*	1,103,879
8,058	Voya Financial, Inc.	605,075

		3,019,812

Ground Transportation – 0.7%
3,213	Saia, Inc.*	952,526

Health Care Equipment & Supplies – 2.2%
22,464	Globus Medical, Inc., Class A*	1,376,369
9,801	Merit Medical Systems, Inc.*	887,383
3,017	Penumbra, Inc.*	822,555

		3,086,307

Health Care Providers & Services – 0.7%
5,788	Ensign Group, Inc. (The)	994,262

Hotels, Restaurants & Leisure – 3.8%
16,000	Churchill Downs, Inc.	1,659,680
19,606	Red Rock Resorts, Inc., Class A	1,213,023
8,973	Shake Shack, Inc., Class A*	951,138
9,478	Texas Roadhouse, Inc.	1,635,429

		5,459,270

Household Durables – 3.3%
5,912	Installed Building Products, Inc.	1,547,880
13,034	SharkNinja, Inc.*	1,524,456
11,811	Toll Brothers, Inc.	1,641,729

		4,714,065

Industrial REITs – 1.0%
37,298	STAG Industrial, Inc. REIT	1,374,431

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – 4.7%
12,711	American Financial Group, Inc.	$1,726,916
7,794	Hanover Insurance Group, Inc. (The)	1,352,103
18,824	Kemper Corp.	1,009,908
4,090	RenaissanceRe Holdings Ltd. (Bermuda)	993,829
29,100	Ryan Specialty Holdings, Inc.	1,645,023

		6,727,779

Life Sciences Tools & Services – 1.8%
17,893	Bio-Techne Corp.	977,495
4,743	ICON PLC*	843,969
6,653	Repligen Corp.*	813,795

		2,635,259

Machinery – 8.0%
10,367	Crane Co.	1,921,005
15,816	Esab Corp.	1,824,692
7,650	Lincoln Electric Holdings, Inc.	1,856,120
7,239	RBC Bearings, Inc.*	2,822,920
15,810	SPX Technologies, Inc.*	2,958,209

		11,382,946

Metals & Mining – 1.0%
4,701	Reliance, Inc.	1,389,897

Multi-Utilities – 0.8%
27,251	NiSource, Inc.	1,151,900

Oil, Gas & Consumable Fuels – 2.7%
6,223	Chord Energy Corp.	683,846
114,043	Permian Resources Corp.	1,629,674
44,012	Range Resources Corp.	1,508,291

		3,821,811

Professional Services – 2.8%
2,960	CACI International, Inc., Class A*	1,419,971
25,523	KBR, Inc.	1,287,891
7,438	Paylocity Holding Corp.*	1,333,113

		4,040,975

Real Estate Management & Development – 0.9%
4,413	Jones Lang LaSalle, Inc.*	1,348,480

Retail REITs – 0.9%
18,767	Regency Centers Corp. REIT	1,360,608

Semiconductors & Semiconductor Equipment – 4.2%
15,430	Lattice Semiconductor Corp.*	1,024,243
20,203	MACOM Technology Solutions Holdings, Inc.*	2,589,014
4,088	Nova Ltd. (Israel)*	1,076,534
5,158	SiTime Corp.*	1,246,534

		5,936,325

Software – 5.7%
3,729	CyberArk Software Ltd.*	1,690,206
43,715	Dynatrace, Inc.*	2,211,979
10,315	Guidewire Software, Inc.*	2,238,561
43,259	SailPoint, Inc.*	892,866
9,085	ServiceTitan, Inc., Class A*	974,185

		8,007,797

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 1.0%
35,765	CubeSmart REIT	$1,463,504

Specialty Retail – 3.8%
11,403	Boot Barn Holdings, Inc.*	2,027,111
10,730	Five Below, Inc.*	1,556,923
3,816	Group 1 Automotive, Inc.	1,773,601

		5,357,635

Textiles, Apparel & Luxury Goods – 2.3%
32,954	Amer Sports, Inc. (Finland)*	1,295,751
25,343	Birkenstock Holding PLC (Germany)*	1,321,131
5,991	Deckers Outdoor Corp.*	716,703

		3,333,585

Trading Companies & Distributors – 1.6%
8,560	Applied Industrial Technologies, Inc.	2,256,245

TOTAL COMMON STOCKS (Cost $117,130,635)		141,165,394

Shares	Dividend Rate	Value

Investment Company – 0.8%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,088,254	4.154%	1,088,254
(Cost $1,088,254)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $118,218,889)		142,253,648

Securities Lending Reinvestment Vehicle – 0.1%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
179,668	4.154%	179,668
(Cost $179,668)

TOTAL INVESTMENTS – 99.9% (Cost $118,398,557)		$142,433,316

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		205,137

NET ASSETS – 100.0%		$142,638,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities August 31, 2025

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $307,866,256, $51,098,650 and $344,032,071, respectively)(a)	$415,155,009	$58,459,442	$433,362,996
Investments in affiliated issuers, at value (cost $341, $527,566 and $1,159,423, respectively)	341	527,566	1,159,423
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,867,020	—	—
Cash	175,341	57,973	538,202
Receivables:
Investments sold	871,465	—	—
Dividends	769,045	103,695	729,048
Reimbursement from investment adviser	22,002	18,074	36,285
Fund shares sold	10,637	445	24,112
Foreign tax reclaims	9,189	249	—
Securities lending income	1,184	—	—
Other assets	42,353	54,230	29,387

Total assets	418,923,586	59,221,674	435,879,453

Liabilities:

Payables:
Payable upon return of securities loaned	1,867,020	—	—
Management fees	109,637	15,671	124,746
Fund shares redeemed	47,058	8,321	180,632
Distribution and Service fees and Transfer Agency fees	41,809	913	21,344
Accrued expenses	119,856	73,369	114,120

Total liabilities	2,185,380	98,274	440,842

Net Assets:

Paid-in capital	277,781,487	45,934,281	302,506,913
Total distributable earnings	138,956,719	13,189,119	132,931,698

NET ASSETS	$416,738,206	$59,123,400	$435,438,611

Net Assets:
Class A	$322,503,779	$1,562,940	$85,382,030
Class C	3,707,103	272,226	4,657,426
Institutional	19,648,291	5,252,583	126,743,656
Service	47,218	—	1,148,724
Investor	3,643,959	5,021,342	5,193,734
Class R6	8,128,657	1,843,515	3,002,305
Class R	877,831	18,402	2,507,431
Class P	58,181,368	45,152,392	206,803,305
Total Net Assets	$416,738,206	$59,123,400	$435,438,611
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,516,927	97,404	5,084,586
Class C	80,133	17,265	302,177
Institutional	387,317	324,761	7,409,721
Service	947	—	68,832
Investor	73,803	311,826	308,885
Class R6	160,212	114,316	169,180
Class R	17,856	1,145	156,922
Class P	1,147,049	2,798,562	11,654,721
Net asset value, offering and redemption price per share:(b)
Class A	$49.49	$16.05	$16.79
Class C	46.26	15.77	15.41
Institutional	50.73	16.17	17.11
Service	49.86	—	16.69
Investor	49.37	16.10	16.81
Class R6	50.74	16.13	17.75
Class R	49.16	16.07	15.98
Class P	50.72	16.13	17.74

(a)	Includes loaned securities having a market value of $1,817,319, $– and $– for Equity Income Fund, Focused Value Fund and Large Cap Value Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Equity Income Fund, Focused Value Fund and Large Cap Value Fund is $52.37, $16.98 and $17.77, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) August 31, 2025

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $891,190,717, $744,436,106 and $117,130,635, respectively)(a)	$1,095,059,993	$943,076,642	$141,165,394
Investments in affiliated issuers, at value (cost $11,772,742, $8,029,450 and $1,088,254, respectively)	11,772,742	8,029,450	1,088,254
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	179,668
Cash	676,422	611,513	526,685
Receivables:
Dividends	1,175,897	893,713	46,957
Fund shares sold	303,804	134,956	35,750
Foreign tax reclaims	2,607	—	—
Investments sold	—	124,858	—
Securities lending income	—	7,261	601
Reimbursement from investment adviser	—	34,689	40,901
Other assets	48,484	50,207	31,480

Total assets	1,109,039,949	952,963,289	143,115,690

Liabilities:

Payables:
Fund shares redeemed	1,232,628	4,031,389	176,800
Management fees	315,639	351,381	43,230
Distribution and Service fees and Transfer Agency fees	94,259	44,626	2,360
Payable upon return of securities loaned	—	—	179,668
Accrued expenses	200,879	345,754	75,179

Total liabilities	1,843,405	4,773,150	477,237

Net Assets:

Paid-in capital	797,722,922	637,825,861	113,720,463
Total distributable earnings	309,473,622	310,364,278	28,917,990

NET ASSETS	$1,107,196,544	$948,190,139	$142,638,453

Net Assets:
Class A	$418,207,952	$205,964,637	$2,431,820
Class C	4,844,932	658,012	484,434
Institutional	285,901,348	185,337,413	15,244,633
Service	27,223,147	6,683,515	—
Investor	91,695,258	19,287,307	4,483,850
Class R6	100,266,757	258,263,583	23,653,490
Class R	17,306,166	30,170,143	42,554
Class P	161,750,984	241,825,529	96,297,672
Total Net Assets	$1,107,196,544	$948,190,139	$142,638,453
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	10,908,381	5,614,008	145,620
Class C	160,686	42,672	30,435
Institutional	7,300,836	4,256,300	896,332
Service	735,480	196,304	—
Investor	2,486,027	534,608	265,447
Class R6	2,563,139	5,938,207	1,392,013
Class R	477,922	872,605	2,558
Class P	4,135,361	5,560,582	5,670,917
Net asset value, offering and redemption price per share:(b)
Class A	$38.34	$36.69	$16.70
Class C	30.15	15.42	15.92
Institutional	39.16	43.54	17.01
Service	37.01	34.05	—
Investor	36.88	36.08	16.89
Class R6	39.12	43.49	16.99
Class R	36.21	34.57	16.64
Class P	39.11	43.49	16.98

(a)	Includes loaned securities having a market value of $–, $– and $174,544 for Mid Cap Value Fund, Small Cap Value Fund and Small/Mid Cap Equity Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Mid Cap Value Fund, Small Cap Value Fund and Small/Mid Cap Equity Fund is $40.57, $38.83 and $17.67, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2025

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $15,949, $– and $1,854, respectively)	$9,196,811	$1,124,233	$8,035,967

Dividends — affiliated issuers	16,127	29,552	91,744

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	5,875	—	—

Total Investment Income	9,218,813	1,153,785	8,127,711

Expenses:

Management fees	2,795,282	402,679	3,306,359

Distribution and/or Service (12b-1) fees(a)	829,636	5,837	275,441

Transfer Agency fees(a)	515,299	26,110	265,024

Registration fees	122,352	103,697	119,156

Professional fees	121,990	121,544	122,263

Custody, accounting and administrative services	63,895	25,156	61,650

Printing and mailing costs	63,390	46,691	46,989

Trustee fees	29,543	28,775	29,615

Service fees — Class C	9,807	595	13,909

Shareholder Administration fees — Service Shares	224	—	2,671

Other	11,847	5,667	12,623

Total expenses	4,563,265	766,751	4,255,700

Less — expense reductions	(755,417)	(357,498)	(834,729)

Net expenses	3,807,848	409,253	3,420,971

NET INVESTMENT INCOME	5,410,965	744,532	4,706,740

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	31,693,224	6,809,999	49,401,177

Foreign currency transactions	2,600	—	(20)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	150,885	(2,965,637)	(24,940,677)

Foreign currency translations	—	(5)	—

Net realized and unrealized gain	31,846,709	3,844,357	24,460,480

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,257,674	$4,588,889	$29,167,220

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$795,807	$29,422	$224	$4,183	$477,487	$5,884	$7,702	$36	$5,162	$2,220	$1,255	$15,553
Focused Value Fund	3,921	1,785	–	131	2,352	357	2,056	–	7,363	586	39	13,357
Large Cap Value Fund	217,601	41,726	2,670	13,444	130,562	8,345	50,881	427	6,989	936	4,033	62,851

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2025

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Equity Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $3,812, $44,008 and $–, respectively)	$20,262,453	$16,050,518	$2,140,304

Dividends — affiliated issuers	459,498	367,244	66,841

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	1,355	32,638	1,484

Total Investment Income	20,723,306	16,450,400	2,208,629

Expenses:

Management fees	8,346,618	9,854,982	1,169,217

Distribution and/or Service (12b-1) fees(a)	1,249,165	698,750	10,952

Transfer Agency fees(a)	1,009,417	640,321	55,058

Registration fees	138,455	140,328	99,475

Custody, accounting and administrative services	124,100	139,001	36,668

Professional fees	123,658	121,982	145,387

Printing and mailing costs	115,413	102,262	47,015

Shareholder Administration fees — Service Shares	67,234	18,109	—

Trustee fees	31,004	30,812	28,993

Service fees — Class C	12,817	2,197	1,452

Other	24,155	35,726	9,227

Total expenses	11,242,036	11,784,470	1,603,444

Less — expense reductions	(70,431)	(1,143,713)	(365,774)

Net expenses	11,171,605	10,640,757	1,237,670

NET INVESTMENT INCOME	9,551,701	5,809,643	970,959

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	130,693,289	161,561,274	8,155,929

Foreign currency transactions	13,040	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(42,423,029)	(108,734,301)	(6,587,609)

Foreign currency translations	66	—	—

Net realized and unrealized gain	88,283,366	52,826,973	1,568,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,835,067	$58,636,616	$2,539,279

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P

Mid Cap Value Fund	$1,051,197	$38,450	$67,234	$92,284	$630,721	$7,690	$116,076	$10,757	$138,710	$31,542	$27,685	$46,236
Small Cap Value Fund	521,690	6,591	18,109	152,360	313,016	1,318	95,099	2,897	32,635	81,234	45,708	68,414
Small/Mid Cap Equity Fund	6,108	4,355	–	489	3,665	871	6,662	–	7,252	7,567	147	28,894

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$5,410,965	$5,913,092	$744,532	$760,950

Net realized gain	31,695,824	32,675,373	6,809,999	3,886,118

Net change in unrealized gain (loss)	150,885	37,288,629	(2,965,642)	5,833,608

Net increase in net assets resulting from operations	37,257,674	75,877,094	4,588,889	10,480,676

Distributions to shareholders:

From distributable earnings:

Class A Shares	(29,043,804)	(13,432,507)	(122,318)	(8,993)

Class C Shares	(362,053)	(166,369)	(13,203)	(514)

Institutional Shares	(1,779,993)	(962,141)	(460,339)	(40,641)

Service Shares	(7,735)	(4,012)	–	–

Investor Shares	(316,410)	(178,617)	(402,420)	(230)

Class R6 Shares	(656,544)	(286,056)	(176,320)	(243)

Class R Shares	(73,209)	(30,475)	(1,334)	(533)

Class P Shares	(4,965,019)	(1,802,226)	(3,864,721)	(695,465)

Total distributions to shareholders	(37,204,767)	(16,862,403)	(5,040,655)	(746,619)

From share transactions:

Proceeds from sales of shares	25,024,980	15,471,112	10,430,799	12,927,412

Reinvestment of distributions	36,468,242	16,554,956	5,040,654	746,619

Cost of shares redeemed	(50,235,893)	(89,022,011)	(12,580,800)	(13,703,967)

Net increase (decrease) in net assets resulting from share transactions	11,257,329	(56,995,943)	2,890,653	(29,936)

TOTAL INCREASE	11,310,236	2,018,748	2,438,887	9,704,121

Net Assets:

Beginning of year	$405,427,970	$403,409,222	$56,684,513	$46,980,392

End of year	$416,738,206	$405,427,970	$59,123,400	$56,684,513

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$4,706,740	$5,360,377	$9,551,701	$9,097,651

Net realized gain	49,401,157	38,709,683	130,706,329	51,391,771

Net change in unrealized gain (loss)	(24,940,677)	50,462,721	(42,422,963)	125,701,137

Net increase in net assets resulting from operations	29,167,220	94,532,781	97,835,067	186,190,559

Distributions to shareholders:

From distributable earnings:

Class A Shares	(9,784,589)	(4,718,280)	(29,533,099)	(19,926,417)

Class C Shares	(683,220)	(415,123)	(424,563)	(313,678)

Institutional Shares	(14,500,655)	(7,608,539)	(20,756,025)	(15,261,356)

Service Shares	(117,532)	(53,526)	(1,850,239)	(1,276,414)

Investor Shares	(517,026)	(189,186)	(6,863,791)	(3,882,128)

Class R6 Shares	(352,060)	(140,563)	(7,436,609)	(4,565,476)

Class R Shares	(311,391)	(232,201)	(1,352,197)	(928,135)

Class P Shares	(23,325,551)	(11,344,187)	(10,635,540)	(7,704,303)

Total distributions to shareholders	(49,592,024)	(24,701,605)	(78,852,063)	(53,857,907)

From share transactions:

Proceeds from sales of shares	21,766,877	20,032,017	125,119,190	208,881,145

Reinvestment of distributions	48,770,592	24,310,006	74,519,264	51,092,460

Cost of shares redeemed	(68,075,025)	(82,173,605)	(327,062,123)	(328,371,525)

Net increase (decrease) in net assets resulting from share transactions	2,462,444	(37,831,582)	(127,423,669)	(68,397,920)

TOTAL INCREASE (DECREASE)	(17,962,360)	31,999,594	(108,440,665)	63,934,732

Net Assets:

Beginning of year	$453,400,971	$421,401,377	$1,215,637,209	$1,151,702,477

End of year	$435,438,611	$453,400,971	$1,107,196,544	$1,215,637,209

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Equity Fund
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$5,809,643	$7,339,359	$970,959	$935,802

Net realized gain	161,561,274	230,675,283	8,155,929	12,944,840

Net change in unrealized gain (loss)	(108,734,301)	(49,605,839)	(6,587,609)	8,295,025

Net increase in net assets resulting from operations	58,636,616	188,408,803	2,539,279	22,175,667

Distributions to shareholders:

From distributable earnings:

Class A Shares	(44,600,975)	(10,561,785)	(45,131)	(14,532)

Class C Shares	(385,634)	(82,198)	(7,756)	–

Institutional Shares	(47,622,163)	(22,662,987)	(386,678)	(206,693)

Service Shares	(1,630,463)	(578,093)	–	–

Investor Shares	(4,696,033)	(2,216,137)	(106,671)	(70,022)

Class R6 Shares	(51,317,108)	(18,226,558)	(599,514)	(238,483)

Class R Shares	(6,534,651)	(1,602,322)	(1,679)	(393)

Class P Shares	(39,897,883)	(8,853,867)	(2,055,339)	(845,088)

Total distributions to shareholders	(196,684,910)	(64,783,947)	(3,202,768)	(1,375,211)

From share transactions:

Proceeds from sales of shares	151,106,414	236,999,084	28,849,212	26,351,934

Reinvestment of distributions	190,677,413	62,580,861	3,202,641	1,375,161

Cost of shares redeemed	(467,655,443)	(920,311,288)	(43,926,929)	(114,268,720)

Net decrease in net assets resulting from share transactions	(125,871,616)	(620,731,343)	(11,875,076)	(86,541,625)

TOTAL DECREASE	(263,919,910)	(497,106,487)	(12,538,565)	(65,741,169)

Net Assets:

Beginning of year	$1,212,110,049	$1,709,216,536	$155,177,018	$220,918,187

End of year	$948,190,139	$1,212,110,049	$142,638,453	$155,177,018

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$49.46	$42.36	$41.89	$47.25	$37.94

Net investment income(a)	0.61	0.67	0.78	0.71	0.59

Net realized and unrealized gain (loss)	3.90	8.41	1.93	(2.31)	9.28

Total from investment operations	4.51	9.08	2.71	(1.60)	9.87

Distributions to shareholders from net investment income	(0.64)	(0.69)	(0.77)	(0.73)	(0.56)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.48)	(1.98)	(2.24)	(3.76)	(0.56)

Net asset value, end of year	$49.49	$49.46	$42.36	$41.89	$47.25

Total Return(b)	9.66%	22.17%	6.55%	(3.79)%	26.23%

Net assets, end of year (in 000’s)	$322,504	$327,114	$294,458	$300,621	$334,886

Ratio of net expenses to average net assets	0.99%	1.01%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.19%	1.20%	1.19%	1.18%	1.20%

Ratio of net investment income to average net assets	1.28%	1.50%	1.86%	1.58%	1.40%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$46.51	$39.95	$39.62	$44.89	$36.06

Net investment income(a)	0.24	0.31	0.44	0.36	0.26

Net realized and unrealized gain (loss)	3.65	7.91	1.83	(2.19)	8.82

Total from investment operations	3.89	8.22	2.27	(1.83)	9.08

Distributions to shareholders from net investment income	(0.30)	(0.37)	(0.47)	(0.41)	(0.25)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.14)	(1.66)	(1.94)	(3.44)	(0.25)

Net asset value, end of year	$46.26	$46.51	$39.95	$39.62	$44.89

Total Return(b)	8.85%	21.24%	5.75%	(4.51)%	25.26%

Net assets, end of year (in 000’s)	$3,707	$4,154	$4,327	$4,651	$6,026

Ratio of net expenses to average net assets	1.74%	1.76%	1.79%	1.79%	1.79%

Ratio of total expenses to average net assets	1.94%	1.95%	1.94%	1.93%	1.95%

Ratio of net investment income to average net assets	0.53%	0.75%	1.11%	0.84%	0.65%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$50.59	$43.28	$42.76	$48.15	$38.65

Net investment income(a)	0.77	0.81	0.93	0.87	0.75

Net realized and unrealized gain (loss)	3.99	8.61	1.96	(2.37)	9.44

Total from investment operations	4.76	9.42	2.89	(1.50)	10.19

Distributions to shareholders from net investment income	(0.78)	(0.82)	(0.90)	(0.86)	(0.69)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.62)	(2.11)	(2.37)	(3.89)	(0.69)

Net asset value, end of year	$50.73	$50.59	$43.28	$42.76	$48.15

Total Return(b)	9.98%	22.54%	6.86%	(3.49)%	26.63%

Net assets, end of year (in 000’s)	$19,648	$19,719	$25,845	$31,702	$33,660

Ratio of net expenses to average net assets	0.69%	0.71%	0.74%	0.73%	0.73%

Ratio of total expenses to average net assets	0.83%	0.84%	0.82%	0.81%	0.83%

Ratio of net investment income to average net assets	1.58%	1.80%	2.18%	1.90%	1.73%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$49.70	$42.56	$42.08	$47.45	$38.08

Net investment income(a)	0.56	0.58	0.70	0.63	0.48

Net realized and unrealized gain (loss)	3.90	8.44	1.94	(2.33)	9.35

Total from investment operations	4.46	9.02	2.64	(1.70)	9.83

Distributions to shareholders from net investment income	(0.46)	(0.59)	(0.69)	(0.64)	(0.46)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.30)	(1.88)	(2.16)	(3.67)	(0.46)

Net asset value, end of year	$49.86	$49.70	$42.56	$42.08	$47.45

Total Return(b)	9.44%	21.93%	6.33%	(3.98)%	26.01%

Net assets, end of year (in 000’s)	$47	$91	$93	$90	$103

Ratio of net expenses to average net assets	1.19%	1.21%	1.24%	1.23%	1.23%

Ratio of total expenses to average net assets	1.33%	1.34%	1.31%	1.31%	1.33%

Ratio of net investment income to average net assets	1.17%	1.30%	1.67%	1.39%	1.16%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$49.35	$42.27	$41.82	$47.18	$37.88

Net investment income(a)	0.73	0.77	0.88	0.83	0.69

Net realized and unrealized gain (loss)	3.89	8.39	1.92	(2.32)	9.27

Total from investment operations	4.62	9.16	2.80	(1.49)	9.96

Distributions to shareholders from net investment income	(0.76)	(0.79)	(0.88)	(0.84)	(0.66)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.60)	(2.08)	(2.35)	(3.87)	(0.66)

Net asset value, end of year	$49.37	$49.35	$42.27	$41.82	$47.18

Total Return(b)	9.93%	22.47%	6.78%	(3.55)%	26.54%

Net assets, end of year (in 000’s)	$3,644	$3,489	$4,197	$4,394	$3,042

Ratio of net expenses to average net assets	0.74%	0.76%	0.79%	0.79%	0.80%

Ratio of total expenses to average net assets	0.94%	0.95%	0.94%	0.93%	0.95%

Ratio of net investment income to average net assets	1.53%	1.74%	2.10%	1.86%	1.66%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$50.59	$43.28	$42.76	$48.15	$38.65

Net investment income(a)	0.78	0.82	0.93	0.87	0.75

Net realized and unrealized gain (loss)	4.00	8.60	1.96	(2.36)	9.44

Total from investment operations	4.78	9.42	2.89	(1.49)	10.19

Distributions to shareholders from net investment income	(0.79)	(0.82)	(0.90)	(0.87)	(0.69)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.63)	(2.11)	(2.37)	(3.90)	(0.69)

Net asset value, end of year	$50.74	$50.59	$43.28	$42.76	$48.15

Total Return(b)	10.01%	22.55%	6.87%	(3.48)%	26.64%

Net assets, end of year (in 000’s)	$8,129	$7,057	$5,817	$6,582	$6,981

Ratio of net expenses to average net assets	0.68%	0.69%	0.73%	0.72%	0.72%

Ratio of total expenses to average net assets	0.82%	0.83%	0.81%	0.80%	0.82%

Ratio of net investment income to average net assets	1.60%	1.82%	2.17%	1.90%	1.73%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$49.17	$42.12	$41.62	$46.98	$37.73

Net investment income(a)	0.49	0.55	0.67	0.60	0.49

Net realized and unrealized gain (loss)	3.86	8.37	1.92	(2.31)	9.22

Total from investment operations	4.35	8.92	2.59	(1.71)	9.71

Distributions to shareholders from net investment income	(0.52)	(0.58)	(0.62)	(0.62)	(0.46)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.36)	(1.87)	(2.09)	(3.65)	(0.46)

Net asset value, end of year	$49.16	$49.17	$42.12	$41.62	$46.98

Total Return(b)	9.37%	21.89%	6.23%	(4.02)%	25.91%

Net assets, end of year (in 000’s)	$878	$818	$676	$630	$1,337

Ratio of net expenses to average net assets	1.24%	1.26%	1.29%	1.29%	1.29%

Ratio of total expenses to average net assets	1.44%	1.45%	1.44%	1.43%	1.45%

Ratio of net investment income to average net assets	1.03%	1.26%	1.61%	1.34%	1.15%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Equity Income Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$50.58	$43.27	$42.75	$48.14	$38.64

Net investment income(a)	0.78	0.81	0.93	0.88	0.76

Net realized and unrealized gain (loss)	3.99	8.61	1.96	(2.37)	9.43

Total from investment operations	4.77	9.42	2.89	(1.49)	10.19

Distributions to shareholders from net investment income	(0.79)	(0.82)	(0.90)	(0.87)	(0.69)

Distributions to shareholders from net realized gains	(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.63)	(2.11)	(2.37)	(3.90)	(0.69)

Net asset value, end of year	$50.72	$50.58	$43.27	$42.75	$48.14

Total Return(b)	9.99%	22.55%	6.87%	(3.48)%	26.65%

Net assets, end of year (in 000’s)	$58,181	$42,986	$67,997	$57,277	$40,099

Ratio of net expenses to average net assets	0.68%	0.70%	0.73%	0.72%	0.72%

Ratio of total expenses to average net assets	0.82%	0.83%	0.81%	0.80%	0.82%

Ratio of net investment income to average net assets	1.59%	1.81%	2.17%	1.94%	1.74%

Portfolio turnover rate(c)	35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.19	$13.39	$13.07	$14.86	$11.25

Net investment income(a)	0.16	0.17	0.15	0.10	0.07

Net realized and unrealized gain (loss)	1.13	2.84	1.47	(0.96)	3.76

Total from investment operations	1.29	3.01	1.62	(0.86)	3.83

Distributions to shareholders from net investment income	(0.17)	(0.18)	(0.13)	(0.07)	(0.08)

Distributions to shareholders from net realized gains	(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(1.43)	(0.21)	(1.30)	(0.93)	(0.22)

Net asset value, end of year	$16.05	$16.19	$13.39	$13.07	$14.86

Total Return(b)	8.13%	22.68%	12.87%	(6.29)%	34.43%

Net assets, end of year (in 000’s)	$1,563	$1,397	$419	$312	$369

Ratio of net expenses to average net assets	0.97%	1.01%	1.03%	1.04%	1.04%

Ratio of total expenses to average net assets	1.66%	1.68%	1.72%	1.72%	2.27%

Ratio of net investment income to average net assets	1.01%	1.17%	1.13%	0.73%	0.51%

Portfolio turnover rate(c)	109%	85%	82%	78%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.93	$13.10	$12.85	$14.65	$11.11

Net investment income (loss)(a)	0.06	0.06	0.06	–	(0.03)

Net realized and unrealized gain (loss)	1.11	2.80	1.42	(0.94)	3.71

Total from investment operations	1.17	2.86	1.48	(0.94)	3.68

Distributions to shareholders from net investment income	(0.07)	–	(0.06)	–	–

Distributions to shareholders from net realized gains	(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(1.33)	(0.03)	(1.23)	(0.86)	(0.14)

Net asset value, end of year	$15.77	$15.93	$13.10	$12.85	$14.65

Total Return(b)	7.43%	21.85%	11.91%	(6.93)%	33.34%

Net assets, end of year (in 000’s)	$272	$160	$212	$326	$49

Ratio of net expenses to average net assets	1.56%	1.76%	1.78%	1.79%	1.79%

Ratio of total expenses to average net assets	2.41%	2.46%	2.48%	2.43%	2.99%

Ratio of net investment income (loss) to average net assets	0.42%	0.46%	0.44%	0.04%	(0.24)%

Portfolio turnover rate(c)	109%	85%	82%	78%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.31	$13.46	$13.14	$14.92	$11.29

Net investment income(a)	0.20	0.22	0.19	0.16	0.11

Net realized and unrealized gain (loss)	1.13	2.86	1.46	(0.97)	3.77

Total from investment operations	1.33	3.08	1.65	(0.81)	3.88

Distributions to shareholders from net investment income	(0.21)	(0.20)	(0.16)	(0.11)	(0.11)

Distributions to shareholders from net realized gains	(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(1.47)	(0.23)	(1.33)	(0.97)	(0.25)

Net asset value, end of year	$16.17	$16.31	$13.46	$13.14	$14.92

Total Return(b)	8.33%	23.16%	13.13%	(5.98)%	34.80%

Net assets, end of year (in 000’s)	$5,253	$4,836	$2,310	$2,167	$5,999

Ratio of net expenses to average net assets	0.69%	0.69%	0.71%	0.73%	0.73%

Ratio of total expenses to average net assets	1.30%	1.33%	1.36%	1.41%	1.65%

Ratio of net investment income to average net assets	1.29%	1.50%	1.46%	1.10%	0.82%

Portfolio turnover rate(c)	109%	85%	82%	78%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.24	$13.41	$13.09	$14.88	$11.26

Net investment income(a)	0.19	0.23	0.18	0.14	0.09

Net realized and unrealized gain (loss)	1.14	2.82	1.47	(0.96)	3.77

Total from investment operations	1.33	3.05	1.65	(0.82)	3.86

Distributions to shareholders from net investment income	(0.21)	(0.19)	(0.16)	(0.11)	(0.10)

Distributions to shareholders from net realized gains	(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(1.47)	(0.22)	(1.33)	(0.97)	(0.24)

Net asset value, end of year	$16.10	$16.24	$13.41	$13.09	$14.88

Total Return(b)	8.31%	23.01%	13.11%	(6.06)%	34.71%

Net assets, end of year (in 000’s)	$5,021	$4,895	$14	$12	$13

Ratio of net expenses to average net assets	0.76%	0.76%	0.78%	0.80%	0.80%

Ratio of total expenses to average net assets	1.41%	1.39%	1.47%	1.47%	2.61%

Ratio of net investment income to average net assets	1.21%	1.51%	1.38%	0.97%	0.69%

Portfolio turnover rate(c)	109%	85%	82%	78%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.26	$13.43	$13.11	$14.89	$11.27

Net investment income(a)	0.20	0.22	0.19	0.15	0.10

Net realized and unrealized gain (loss)	1.14	2.84	1.47	(0.95)	3.77

Total from investment operations	1.34	3.06	1.66	(0.80)	3.87

Distributions to shareholders from net investment income	(0.21)	(0.20)	(0.17)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(1.47)	(0.23)	(1.34)	(0.98)	(0.25)

Net asset value, end of year	$16.13	$16.26	$13.43	$13.11	$14.89

Total Return(b)	8.42%	23.08%	13.17%	(5.90)%	34.79%

Net assets, end of year (in 000’s)	$1,844	$1,961	$14	$12	$13

Ratio of net expenses to average net assets	0.68%	0.68%	0.69%	0.72%	0.72%

Ratio of total expenses to average net assets	1.29%	1.25%	1.34%	1.33%	2.48%

Ratio of net investment income to average net assets	1.29%	1.46%	1.47%	1.05%	0.77%

Portfolio turnover rate(c)	109%	85%	82%	78%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.08	$13.28	$12.98	$14.76	$11.20

Net investment income(a)	0.13	0.13	0.12	0.07	0.03

Net realized and unrealized gain (loss)	1.12	2.83	1.44	(0.95)	3.74

Total from investment operations	1.25	2.96	1.56	(0.88)	3.77

Distributions to shareholders from net investment income	–	(0.13)	(0.09)	(0.04)	(0.07)

Distributions to shareholders from net realized gains	(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(1.26)	(0.16)	(1.26)	(0.90)	(0.21)

Net asset value, end of year	$16.07	$16.08	$13.28	$12.98	$14.76

Total Return(b)	7.87%	22.44%	12.51%	(6.47)%	34.04%

Net assets, end of year (in 000’s)	$18	$56	$46	$41	$43

Ratio of net expenses to average net assets	1.20%	1.26%	1.28%	1.29%	1.29%

Ratio of total expenses to average net assets	1.89%	1.93%	1.97%	1.96%	2.69%

Ratio of net investment income to average net assets	0.83%	0.93%	0.89%	0.47%	0.23%

Portfolio turnover rate(c)	109%	85%	82%	78%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Focused Value Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.27	$13.43	$13.11	$14.90	$11.28

Net investment income(a)	0.20	0.22	0.19	0.15	0.11

Net realized and unrealized gain (loss)	1.13	2.85	1.47	(0.96)	3.76

Total from investment operations	1.33	3.07	1.66	(0.81)	3.87

Distributions to shareholders from net investment income	(0.21)	(0.20)	(0.17)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	(1.26)	(0.03)	(1.17)	(0.86)	(0.14)

Total distributions	(1.47)	(0.23)	(1.34)	(0.98)	(0.25)

Net asset value, end of year	$16.13	$16.27	$13.43	$13.11	$14.90

Total Return(b)	8.35%	23.14%	13.17%	(5.96)%	34.76%

Net assets, end of year (in 000’s)	$45,152	$43,381	$43,965	$40,108	$33,202

Ratio of net expenses to average net assets	0.68%	0.68%	0.70%	0.72%	0.72%

Ratio of total expenses to average net assets	1.29%	1.32%	1.35%	1.33%	1.80%

Ratio of net investment income to average net assets	1.29%	1.51%	1.47%	1.04%	0.82%

Portfolio turnover rate(c)	109%	85%	82%	78%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.64	$15.02	$15.03	$17.86	$13.92

Net investment income(a)	0.14	0.16	0.15	0.15	0.12

Net realized and unrealized gain (loss)	0.97	3.37	1.15	(0.95)	4.31

Total from investment operations	1.11	3.53	1.30	(0.80)	4.43

Distributions to shareholders from net investment income	(0.19)	(0.17)	(0.16)	(0.12)	(0.16)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(1.96)	(0.91)	(1.31)	(2.03)	(0.49)

Net asset value, end of year	$16.79	$17.64	$15.02	$15.03	$17.86

Total Return(b)	6.62%	24.71%	8.88%	(5.23)%	32.64%

Net assets, end of year (in 000’s)	$85,382	$89,817	$77,915	$77,259	$87,359

Ratio of net expenses to average net assets	1.00%	1.01%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.24%	1.25%	1.24%	1.22%	1.24%

Ratio of net investment income to average net assets	0.84%	1.04%	1.04%	0.93%	0.74%

Portfolio turnover rate(c)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.33	$13.94	$14.04	$16.80	$13.12

Net investment income(a)	0.01	0.05	0.04	0.03	–

Net realized and unrealized gain (loss)	0.89	3.12	1.06	(0.88)	4.06

Total from investment operations	0.90	3.17	1.10	(0.85)	4.06

Distributions to shareholders from net investment income	(0.05)	(0.04)	(0.05)	–	(0.05)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(1.82)	(0.78)	(1.20)	(1.91)	(0.38)

Net asset value, end of year	$15.41	$16.33	$13.94	$14.04	$16.80

Total Return(b)	5.80%	23.78%	8.03%	(5.87)%	31.59%

Net assets, end of year (in 000’s)	$4,657	$6,774	$8,198	$10,176	$12,948

Ratio of net expenses to average net assets	1.75%	1.76%	1.79%	1.79%	1.79%

Ratio of total expenses to average net assets	1.99%	2.00%	1.99%	1.97%	1.99%

Ratio of net investment income to average net assets	0.09%	0.31%	0.30%	0.18%	–	%(c)

Portfolio turnover rate(d)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Amount is less than 0.005%.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.93	$15.25	$15.25	$18.08	$14.08

Net investment income(a)	0.19	0.21	0.20	0.21	0.17

Net realized and unrealized gain (loss)	0.99	3.43	1.15	(0.96)	4.37

Total from investment operations	1.18	3.64	1.35	(0.75)	4.54

Distributions to shareholders from net investment income	(0.23)	(0.22)	(0.20)	(0.17)	(0.21)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.00)	(0.96)	(1.35)	(2.08)	(0.54)

Net asset value, end of year	$17.11	$17.93	$15.25	$15.25	$18.08

Total Return(b)	6.98%	25.08%	9.16%	(4.88)%	33.08%

Net assets, end of year (in 000’s)	$126,744	$132,227	$127,436	$155,700	$181,806

Ratio of net expenses to average net assets	0.70%	0.71%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	0.88%	0.89%	0.87%	0.85%	0.87%

Ratio of net investment income to average net assets	1.14%	1.35%	1.35%	1.24%	1.04%

Portfolio turnover rate(c)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.54	$14.95	$14.97	$17.78	$13.86

Net investment income(a)	0.11	0.13	0.12	0.12	0.09

Net realized and unrealized gain (loss)	0.96	3.34	1.14	(0.93)	4.29

Total from investment operations	1.07	3.47	1.26	(0.81)	4.38

Distributions to shareholders from net investment income	(0.15)	(0.14)	(0.13)	(0.09)	(0.13)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(1.92)	(0.88)	(1.28)	(2.00)	(0.46)

Net asset value, end of year	$16.69	$17.54	$14.95	$14.97	$17.78

Total Return(b)	6.45%	24.38%	8.66%	(5.33)%	32.36%

Net assets, end of year (in 000’s)	$1,149	$1,055	$964	$835	$846

Ratio of net expenses to average net assets	1.20%	1.21%	1.23%	1.23%	1.23%

Ratio of total expenses to average net assets	1.38%	1.39%	1.37%	1.35%	1.37%

Ratio of net investment income to average net assets	0.64%	0.84%	0.85%	0.74%	0.55%

Portfolio turnover rate(c)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.66	$15.04	$15.05	$17.87	$13.93

Net investment income(a)	0.18	0.20	0.19	0.19	0.16

Net realized and unrealized gain (loss)	0.97	3.37	1.15	(0.94)	4.31

Total from investment operations	1.15	3.57	1.34	(0.75)	4.47

Distributions to shareholders from net investment income	(0.23)	(0.21)	(0.20)	(0.16)	(0.20)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.00)	(0.95)	(1.35)	(2.07)	(0.53)

Net asset value, end of year	$16.81	$17.66	$15.04	$15.05	$17.87

Total Return(b)	6.87%	24.94%	9.16%	(4.94)%	32.92%

Net assets, end of year (in 000’s)	$5,194	$4,301	$6,907	$3,318	$3,559

Ratio of net expenses to average net assets	0.75%	0.76%	0.79%	0.79%	0.79%

Ratio of total expenses to average net assets	0.99%	1.00%	0.99%	0.97%	0.99%

Ratio of net investment income to average net assets	1.09%	1.27%	1.27%	1.19%	0.99%

Portfolio turnover rate(c)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.53	$15.73	$15.69	$18.54	$14.43

Net investment income(a)	0.20	0.22	0.21	0.21	0.17

Net realized and unrealized gain (loss)	1.03	3.54	1.19	(0.97)	4.48

Total from investment operations	1.23	3.76	1.40	(0.76)	4.65

Distributions to shareholders from net investment income	(0.24)	(0.22)	(0.21)	(0.18)	(0.21)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.01)	(0.96)	(1.36)	(2.09)	(0.54)

Net asset value, end of year	$17.75	$18.53	$15.73	$15.69	$18.54

Total Return(b)	6.98%	25.10%	9.17%	(4.86)%	33.05%

Net assets, end of year (in 000’s)	$3,002	$2,916	$2,233	$2,245	$1,958

Ratio of net expenses to average net assets	0.69%	0.70%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.87%	0.88%	0.86%	0.84%	0.86%

Ratio of net investment income to average net assets	1.16%	1.35%	1.36%	1.26%	1.06%

Portfolio turnover rate(c)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.86	$14.40	$14.47	$17.27	$13.47

Net investment income(a)	0.09	0.12	0.11	0.11	0.07

Net realized and unrealized gain (loss)	0.93	3.22	1.10	(0.91)	4.18

Total from investment operations	1.02	3.34	1.21	(0.80)	4.25

Distributions to shareholders from net investment income	(0.13)	(0.14)	(0.13)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(1.90)	(0.88)	(1.28)	(2.00)	(0.45)

Net asset value, end of year	$15.98	$16.86	$14.40	$14.47	$17.27

Total Return(b)	6.39%	24.38%	8.60%	(5.46)%	32.32%

Net assets, end of year (in 000’s)	$2,507	$2,741	$4,114	$3,437	$3,269

Ratio of net expenses to average net assets	1.25%	1.26%	1.29%	1.29%	1.29%

Ratio of total expenses to average net assets	1.49%	1.50%	1.49%	1.47%	1.49%

Ratio of net investment income to average net assets	0.59%	0.80%	0.78%	0.69%	0.49%

Portfolio turnover rate(c)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.53	$15.73	$15.68	$18.54	$14.43

Net investment income(a)	0.20	0.22	0.21	0.21	0.17

Net realized and unrealized gain (loss)	1.02	3.54	1.20	(0.98)	4.48

Total from investment operations	1.22	3.76	1.41	(0.77)	4.65

Distributions to shareholders from net investment income	(0.24)	(0.22)	(0.21)	(0.18)	(0.21)

Distributions to shareholders from net realized gains	(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.01)	(0.96)	(1.36)	(2.09)	(0.54)

Net asset value, end of year	$17.74	$18.53	$15.73	$15.68	$18.54

Total Return(b)	6.92%	25.10%	9.24%	(4.92)%	33.05%

Net assets, end of year (in 000’s)	$206,803	$213,570	$193,633	$197,335	$207,926

Ratio of net expenses to average net assets	0.69%	0.70%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.87%	0.88%	0.86%	0.84%	0.86%

Ratio of net investment income to average net assets	1.15%	1.36%	1.36%	1.26%	1.05%

Portfolio turnover rate(c)	74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$37.67	$33.63	$36.32	$44.72	$31.22

Net investment income(a)	0.25	0.21	0.19	0.13	–

Net realized and unrealized gain (loss)	3.03	5.43	1.57	(1.59)	13.63

Total from investment operations	3.28	5.64	1.76	(1.46)	13.63

Distributions to shareholders from net investment income	(0.27)	(0.20)	(0.17)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(2.61)	(1.60)	(4.45)	(6.94)	(0.13)

Net asset value, end of year	$38.34	$37.67	$33.63	$36.32	$44.72

Total Return(b)	8.89%	17.34%	4.97%	(4.46)%	43.77%

Net assets, end of year (in 000’s)	$418,208	$437,847	$435,463	$458,090	$536,384

Ratio of net expenses to average net assets	1.19%	1.19%	1.19%	1.20%	1.21%

Ratio of total expenses to average net assets	1.20%	1.20%	1.21%	1.21%	1.21%

Ratio of net investment income to average net assets	0.67%	0.60%	0.57%	0.33%	0.01%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$30.17	$27.25	$30.26	$38.53	$27.00

Net investment loss(a)	(0.02)	(0.04)	(0.05)	(0.14)	(0.24)

Net realized and unrealized gain (loss)	2.40	4.36	1.32	(1.30)	11.77

Total from investment operations	2.38	4.32	1.27	(1.44)	11.53

Distributions to shareholders from net investment income	(0.06)	–	(4.28)	(6.83)	–

Distributions to shareholders from net realized gains	(2.34)	(1.40)	–	–	–

Total distributions	(2.40)	(1.40)	(4.28)	(6.83)	–

Net asset value, end of year	$30.15	$30.17	$27.25	$30.26	$38.53

Total Return(b)	8.09%	16.40%	4.24%	(5.20)%	42.70%

Net assets, end of year (in 000’s)	$4,845	$5,581	$6,558	$9,337	$12,836

Ratio of net expenses to average net assets	1.94%	1.94%	1.94%	1.95%	1.96%

Ratio of total expenses to average net assets	1.95%	1.95%	1.96%	1.96%	1.96%

Ratio of net investment loss to average net assets	(0.07)%	(0.13)%	(0.17)%	(0.42)%	(0.73)%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$38.42	$34.27	$36.92	$45.34	$31.65

Net investment income(a)	0.38	0.34	0.32	0.28	0.15

Net realized and unrealized gain (loss)	3.09	5.53	1.61	(1.62)	13.80

Total from investment operations	3.47	5.87	1.93	(1.34)	13.95

Distributions to shareholders from net investment income	(0.39)	(0.32)	(0.30)	(0.25)	(0.26)

Distributions to shareholders from net realized gains	(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(2.73)	(1.72)	(4.58)	(7.08)	(0.26)

Net asset value, end of year	$39.16	$38.42	$34.27	$36.92	$45.34

Total Return(b)	9.26%	17.74%	5.39%	(4.12)%	44.27%

Net assets, end of year (in 000’s)	$285,901	$326,248	$318,000	$298,877	$331,383

Ratio of net expenses to average net assets	0.84%	0.84%	0.84%	0.83%	0.84%

Ratio of total expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.84%

Ratio of net investment income to average net assets	1.02%	0.95%	0.93%	0.71%	0.38%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$36.45	$32.59	$35.32	$43.69	$30.50

Net investment income (loss)(a)	0.18	0.15	0.14	0.08	(0.04)

Net realized and unrealized gain (loss)	2.93	5.25	1.54	(1.55)	13.31

Total from investment operations	3.11	5.40	1.68	(1.47)	13.27

Distributions to shareholders from net investment income	(0.21)	(0.14)	(0.13)	(0.07)	(0.08)

Distributions to shareholders from net realized gains	(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(2.55)	(1.54)	(4.41)	(6.90)	(0.08)

Net asset value, end of year	$37.01	$36.45	$32.59	$35.32	$43.69

Total Return(b)	8.72%	17.13%	4.86%	(4.60)%	43.57%

Net assets, end of year (in 000’s)	$27,223	$28,250	$27,582	$34,533	$34,851

Ratio of net expenses to average net assets	1.34%	1.34%	1.33%	1.33%	1.34%

Ratio of total expenses to average net assets	1.34%	1.34%	1.34%	1.34%	1.34%

Ratio of net investment income (loss) to average net assets	0.52%	0.45%	0.42%	0.20%	(0.12)%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$36.33	$32.50	$35.26	$43.60	$30.44

Net investment income(a)	0.33	0.28	0.27	0.25	0.10

Net realized and unrealized gain (loss)	2.92	5.24	1.52	(1.55)	13.28

Total from investment operations	3.25	5.52	1.79	(1.30)	13.38

Distributions to shareholders from net investment income	(0.36)	(0.29)	(0.27)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(2.70)	(1.69)	(4.55)	(7.04)	(0.22)

Net asset value, end of year	$36.88	$36.33	$32.50	$35.26	$43.60

Total Return(b)	9.17%	17.61%	5.24%	(4.21)%	44.11%

Net assets, end of year (in 000’s)	$91,695	$98,243	$76,816	$68,948	$42,206

Ratio of net expenses to average net assets	0.94%	0.94%	0.94%	0.95%	0.96%

Ratio of total expenses to average net assets	0.95%	0.95%	0.96%	0.96%	0.96%

Ratio of net investment income to average net assets	0.93%	0.85%	0.82%	0.65%	0.26%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$38.38	$34.24	$36.90	$45.31	$31.62

Net investment income(a)	0.39	0.34	0.32	0.29	0.15

Net realized and unrealized gain (loss)	3.09	5.52	1.60	(1.61)	13.80

Total from investment operations	3.48	5.86	1.92	(1.32)	13.95

Distributions to shareholders from net investment income	(0.40)	(0.32)	(0.30)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(2.74)	(1.72)	(4.58)	(7.09)	(0.26)

Net asset value, end of year	$39.12	$38.38	$34.24	$36.90	$45.31

Total Return(b)	9.29%	17.74%	5.38%	(4.09)%	44.33%

Net assets, end of year (in 000’s)	$100,267	$104,310	$89,605	$83,400	$80,114

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.82%	0.83%

Ratio of total expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	1.03%	0.96%	0.94%	0.72%	0.39%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$35.72	$31.99	$34.76	$43.09	$30.09

Net investment income (loss)(a)	0.15	0.12	0.10	0.04	(0.09)

Net realized and unrealized gain (loss)	2.86	5.15	1.51	(1.52)	13.14

Total from investment operations	3.01	5.27	1.61	(1.48)	13.05

Distributions to shareholders from net investment income	(0.18)	(0.14)	(0.10)	(0.02)	(0.05)

Distributions to shareholders from net realized gains	(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(2.52)	(1.54)	(4.38)	(6.85)	(0.05)

Net asset value, end of year	$36.21	$35.72	$31.99	$34.76	$43.09

Total Return(b)	8.62%	17.03%	4.72%	(4.68)%	43.41%

Net assets, end of year (in 000’s)	$17,306	$19,808	$19,373	$18,760	$21,249

Ratio of net expenses to average net assets	1.44%	1.44%	1.44%	1.45%	1.46%

Ratio of total expenses to average net assets	1.45%	1.45%	1.46%	1.46%	1.46%

Ratio of net investment income (loss) to average net assets	0.42%	0.35%	0.32%	0.09%	(0.23)%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$38.37	$34.23	$36.89	$45.30	$31.62

Net investment income(a)	0.39	0.34	0.32	0.29	0.15

Net realized and unrealized gain (loss)	3.09	5.52	1.60	(1.61)	13.79

Total from investment operations	3.48	5.86	1.92	(1.32)	13.94

Distributions to shareholders from net investment income	(0.40)	(0.32)	(0.30)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(2.74)	(1.72)	(4.58)	(7.09)	(0.26)

Net asset value, end of year	$39.11	$38.37	$34.23	$36.89	$45.30

Total Return(b)	9.28%	17.74%	5.38%	(4.09)%	44.30%

Net assets, end of year (in 000’s)	$161,751	$195,350	$178,305	$176,827	$191,790

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.82%	0.83%

Ratio of total expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	1.04%	0.96%	0.94%	0.71%	0.39%

Portfolio turnover rate(c)	73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$42.27	$38.16	$44.45	$60.69	$40.60

Net investment income (loss)(a)	0.12	0.12	0.20	0.10	(0.08)

Net realized and unrealized gain (loss)	2.64	5.74	0.98	(4.46)	20.27

Total from investment operations	2.76	5.86	1.18	(4.36)	20.19

Distributions to shareholders from net investment income	(0.47)	(0.29)	(0.17)	(0.03)	(0.10)

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.34)	(1.75)	(7.47)	(11.88)	(0.10)

Net asset value, end of year	$36.69	$42.27	$38.16	$44.45	$60.69

Total Return(b)	6.86%	15.90%	2.71%	(9.33)%	49.77%

Net assets, end of year (in 000’s)	$205,965	$236,140	$248,764	$333,814	$468,122

Ratio of net expenses to average net assets	1.26%	1.27%	1.29%	1.29%	1.30%

Ratio of total expenses to average net assets	1.44%	1.43%	1.41%	1.36%	1.36%

Ratio of net investment income (loss) to average net assets	0.32%	0.32%	0.52%	0.20%	(0.15)%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$22.41	$21.07	$27.87	$42.63	$28.68

Net investment loss(a)	(0.04)	(0.09)	(0.05)	(0.18)	(0.33)

Net realized and unrealized gain (loss)	1.31	3.07	0.61	(2.73)	14.28

Total from investment operations	1.27	2.98	0.56	(2.91)	13.95

Distributions to shareholders from net investment income	(0.39)	(0.18)	(0.06)	–	–

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.26)	(1.64)	(7.36)	(11.85)	–

Net asset value, end of year	$15.42	$22.41	$21.07	$27.87	$42.63

Total Return(b)	6.06%	15.01%	1.96%	(10.00)%	48.69%

Net assets, end of year (in 000’s)	$658	$1,155	$1,146	$1,788	$2,204

Ratio of net expenses to average net assets	2.01%	2.02%	2.04%	2.04%	2.05%

Ratio of total expenses to average net assets	2.19%	2.18%	2.15%	2.11%	2.11%

Ratio of net investment loss to average net assets	(0.26)%	(0.43)%	(0.23)%	(0.54)%	(0.89)%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$48.64	$43.64	$49.82	$66.58	$44.52

Net investment income(a)	0.36	0.25	0.36	0.30	0.11

Net realized and unrealized gain (loss)	2.97	6.60	1.07	(5.02)	22.22

Total from investment operations	3.33	6.85	1.43	(4.72)	22.33

Distributions to shareholders from net investment income	(0.56)	(0.39)	(0.31)	(0.19)	(0.27)

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.43)	(1.85)	(7.61)	(12.04)	(0.27)

Net asset value, end of year	$43.54	$48.64	$43.64	$49.82	$66.58

Total Return(b)	7.13%	16.22%	2.96%	(9.02)%	50.29%

Net assets, end of year (in 000’s)	$185,337	$348,969	$630,611	$1,446,222	$2,331,482

Ratio of net expenses to average net assets	0.99%	1.02%	1.00%	0.97%	0.96%

Ratio of total expenses to average net assets	1.08%	1.07%	1.03%	0.99%	0.99%

Ratio of net investment income to average net assets	0.84%	0.58%	0.79%	0.51%	0.19%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Service Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$39.75	$35.99	$42.36	$58.44	$39.10

Net investment income (loss)(a)	0.10	0.03	0.11	0.01	(0.15)

Net realized and unrealized gain (loss)	2.42	5.40	0.93	(4.24)	19.51

Total from investment operations	2.52	5.43	1.04	(4.23)	19.36

Distributions to shareholders from net investment income	(0.35)	(0.21)	(0.11)	–	(0.02)

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.22)	(1.67)	(7.41)	(11.85)	(0.02)

Net asset value, end of year	$34.05	$39.75	$35.99	$42.36	$58.44

Total Return(b)	6.61%	15.63%	2.46%	(9.48)%	49.53%

Net assets, end of year (in 000’s)	$6,684	$9,907	$14,083	$17,138	$27,102

Ratio of net expenses to average net assets	1.49%	1.52%	1.51%	1.47%	1.46%

Ratio of total expenses to average net assets	1.58%	1.57%	1.54%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	0.28%	0.08%	0.29%	0.01%	(0.31)%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$41.69	$37.66	$43.99	$60.18	$40.26

Net investment income(a)	0.34	0.21	0.31	0.24	0.05

Net realized and unrealized gain (loss)	2.48	5.67	0.94	(4.41)	20.09

Total from investment operations	2.82	5.88	1.25	(4.17)	20.14

Distributions to shareholders from net investment income	(0.56)	(0.39)	(0.28)	(0.17)	(0.22)

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.43)	(1.85)	(7.58)	(12.02)	(0.22)

Net asset value, end of year	$36.08	$41.69	$37.66	$43.99	$60.18

Total Return(b)	7.13%	16.20%	2.94%	(9.07)%	50.14%

Net assets, end of year (in 000’s)	$19,287	$33,030	$71,845	$131,530	$140,918

Ratio of net expenses to average net assets	1.01%	1.02%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.19%	1.18%	1.15%	1.11%	1.11%

Ratio of net investment income to average net assets	0.95%	0.57%	0.78%	0.46%	0.09%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$48.60	$43.61	$49.78	$66.55	$44.50

Net investment income(a)	0.26	0.26	0.37	0.31	0.11

Net realized and unrealized gain (loss)	3.07	6.59	1.08	(5.02)	22.22

Total from investment operations	3.33	6.85	1.45	(4.71)	22.33

Distributions to shareholders from net investment income	(0.57)	(0.40)	(0.32)	(0.21)	(0.28)

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.44)	(1.86)	(7.62)	(12.06)	(0.28)

Net asset value, end of year	$43.49	$48.60	$43.61	$49.78	$66.55

Total Return(b)	7.16%	16.21%	2.99%	(9.02)%	50.31%

Net assets, end of year (in 000’s)	$258,264	$310,155	$443,791	$1,145,840	$1,436,954

Ratio of net expenses to average net assets	0.97%	1.01%	0.99%	0.96%	0.95%

Ratio of total expenses to average net assets	1.07%	1.06%	1.02%	0.98%	0.98%

Ratio of net investment income to average net assets	0.62%	0.60%	0.82%	0.54%	0.19%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$40.29	$36.47	$42.82	$58.98	$39.48

Net investment income (loss)(a)	0.03	0.03	0.10	(0.03)	(0.21)

Net realized and unrealized gain (loss)	2.51	5.47	0.94	(4.28)	19.71

Total from investment operations	2.54	5.50	1.04	(4.31)	19.50

Distributions to shareholders from net investment income	(0.39)	(0.22)	(0.09)	–	–

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.26)	(1.68)	(7.39)	(11.85)	–

Net asset value, end of year	$34.57	$40.29	$36.47	$42.82	$58.98

Total Return(b)	6.56%	15.62%	2.44%	(9.53)%	49.39%

Net assets, end of year (in 000’s)	$30,170	$34,566	$35,901	$41,857	$62,339

Ratio of net expenses to average net assets	1.51%	1.52%	1.54%	1.54%	1.55%

Ratio of total expenses to average net assets	1.69%	1.68%	1.66%	1.61%	1.61%

Ratio of net investment income (loss) to average net assets	0.07%	0.07%	0.26%	(0.06)%	(0.40)%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$48.60	$43.61	$49.79	$66.55	$44.50

Net investment income(a)	0.22	0.25	0.35	0.31	0.11

Net realized and unrealized gain (loss)	3.11	6.60	1.09	(5.01)	22.22

Total from investment operations	3.33	6.85	1.44	(4.70)	22.33

Distributions to shareholders from net investment income	(0.57)	(0.40)	(0.32)	(0.21)	(0.28)

Distributions to shareholders from net realized gains	(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(8.44)	(1.86)	(7.62)	(12.06)	(0.28)

Net asset value, end of year	$43.49	$48.60	$43.61	$49.79	$66.55

Total Return(b)	7.17%	16.21%	2.97%	(9.01)%	50.28%

Net assets, end of year (in 000’s)	$241,826	$238,187	$263,075	$265,197	$333,524

Ratio of net expenses to average net assets	0.97%	1.01%	1.00%	0.96%	0.95%

Ratio of total expenses to average net assets	1.07%	1.06%	1.03%	0.98%	0.98%

Ratio of net investment income to average net assets	0.52%	0.58%	0.80%	0.53%	0.18%

Portfolio turnover rate(c)	82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.75	$14.37	$14.86	$17.26	$11.50

Net investment income(a)	0.05	0.04	0.06	0.05	0.01

Net realized and unrealized gain (loss)	0.20	2.43	0.50	(1.48)	5.80

Total from investment operations	0.25	2.47	0.56	(1.43)	5.81

Distributions to shareholders from net investment income	(0.13)	(0.09)	(0.08)	(0.04)	(0.05)

Distributions to shareholders from net realized gains	(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.30)	(0.09)	(1.05)	(0.97)	(0.05)

Net asset value, end of year	$16.70	$16.75	$14.37	$14.86	$17.26

Total Return(b)	1.50%	17.29%	4.03%	(8.91)%	50.62%

Net assets, end of year (in 000’s)	$2,432	$2,596	$2,279	$2,231	$2,034

Ratio of net expenses to average net assets	1.17%	1.18%	1.20%	1.21%	1.21%

Ratio of total expenses to average net assets	1.45%	1.44%	1.35%	1.34%	1.42%

Ratio of net investment income to average net assets	0.32%	0.28%	0.43%	0.33%	0.07%

Portfolio turnover rate(c)	100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class C Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$15.98	$13.73	$14.26	$16.68	$11.17

Net investment loss(a)	(0.06)	(0.06)	(0.04)	(0.07)	(0.10)

Net realized and unrealized gain (loss)	0.18	2.31	0.48	(1.42)	5.61

Total from investment operations	0.12	2.25	0.44	(1.49)	5.51

Distributions to shareholders from net investment income	(0.01)	–	–	–	–

Distributions to shareholders from net realized gains	(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.18)	–	(0.97)	(0.93)	–

Net asset value, end of year	$15.92	$15.98	$13.73	$14.26	$16.68

Total Return(b)	0.70%	16.46%	3.25%	(9.56)%	49.46%

Net assets, end of year (in 000’s)	$484	$680	$894	$997	$1,483

Ratio of net expenses to average net assets	1.92%	1.93%	1.95%	1.96%	1.96%

Ratio of total expenses to average net assets	2.20%	2.19%	2.10%	2.09%	2.17%

Ratio of net investment loss to average net assets	(0.37)%	(0.45)%	(0.32)%	(0.44)%	(0.69)%

Portfolio turnover rate(c)	100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.05	$14.62	$15.11	$17.51	$11.67

Net investment income(a)	0.14	0.10	0.11	0.12	0.07

Net realized and unrealized gain (loss)	0.18	2.47	0.50	(1.50)	5.87

Total from investment operations	0.32	2.57	0.61	(1.38)	5.94

Distributions to shareholders from net investment income	(0.19)	(0.14)	(0.13)	(0.09)	(0.10)

Distributions to shareholders from net realized gains	(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.36)	(0.14)	(1.10)	(1.02)	(0.10)

Net asset value, end of year	$17.01	$17.05	$14.62	$15.11	$17.51

Total Return(b)	1.86%	17.72%	4.33%	(8.56)%	51.16%

Net assets, end of year (in 000’s)	$15,245	$23,681	$24,274	$23,900	$18,472

Ratio of net expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	1.09%	1.08%	0.99%	0.97%	1.05%

Ratio of net investment income to average net assets	0.87%	0.63%	0.79%	0.72%	0.44%

Portfolio turnover rate(c)	100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Investor Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.94	$14.52	$15.00	$17.41	$11.59

Net investment income(a)	0.10	0.08	0.10	0.09	0.07

Net realized and unrealized gain (loss)	0.19	2.46	0.50	(1.49)	5.82

Total from investment operations	0.29	2.54	0.60	(1.40)	5.89

Distributions to shareholders from net investment income	(0.17)	(0.12)	(0.11)	(0.08)	(0.07)

Distributions to shareholders from net realized gains	(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.34)	(0.12)	(1.08)	(1.01)	(0.07)

Net asset value, end of year	$16.89	$16.94	$14.52	$15.00	$17.41

Total Return(b)	1.72%	17.64%	4.28%	(8.68)%	50.98%

Net assets, end of year (in 000’s)	$4,484	$5,491	$9,219	$11,178	$13,553

Ratio of net expenses to average net assets	0.92%	0.93%	0.95%	0.96%	0.96%

Ratio of total expenses to average net assets	1.20%	1.18%	1.10%	1.08%	1.15%

Ratio of net investment income to average net assets	0.61%	0.53%	0.69%	0.55%	0.40%

Portfolio turnover rate(c)	100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.04	$14.61	$15.09	$17.50	$11.66

Net investment income(a)	0.11	0.10	0.11	0.12	0.07

Net realized and unrealized gain (loss)	0.20	2.47	0.51	(1.51)	5.87

Total from investment operations	0.31	2.57	0.62	(1.39)	5.94

Distributions to shareholders from net investment income	(0.19)	(0.14)	(0.13)	(0.09)	(0.10)

Distributions to shareholders from net realized gains	(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.36)	(0.14)	(1.10)	(1.02)	(0.10)

Net asset value, end of year	$16.99	$17.04	$14.61	$15.09	$17.50

Total Return(b)	1.82%	17.69%	4.41%	(8.56)%	51.12%

Net assets, end of year (in 000’s)	$23,653	$24,928	$91,082	$93,904	$97,324

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of total expenses to average net assets	1.08%	1.06%	0.98%	0.96%	1.04%

Ratio of net investment income to average net assets	0.65%	0.66%	0.80%	0.70%	0.44%

Portfolio turnover rate(c)	100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class R Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.69	$14.32	$14.82	$17.21	$11.46

Net investment income (loss)(a)	0.01	0.01	0.03	0.01	(0.03)

Net realized and unrealized gain (loss)	0.20	2.41	0.49	(1.47)	5.78

Total from investment operations	0.21	2.42	0.52	(1.46)	5.75

Distributions to shareholders from net investment income	(0.09)	(0.05)	(0.05)	–	–

Distributions to shareholders from net realized gains	(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.26)	(0.05)	(1.02)	(0.93)	–

Net asset value, end of year	$16.64	$16.69	$14.32	$14.82	$17.21

Total Return(b)	1.27%	16.97%	3.75%	(9.07)%	50.17%

Net assets, end of year (in 000’s)	$43	$105	$107	$105	$99

Ratio of net expenses to average net assets	1.42%	1.43%	1.45%	1.45%	1.46%

Ratio of total expenses to average net assets	1.69%	1.69%	1.60%	1.58%	1.67%

Ratio of net investment income (loss) to average net assets	0.09%	0.04%	0.18%	0.07%	(0.19)%

Portfolio turnover rate(c)	100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small/Mid Cap Equity Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.03	$14.60	$15.09	$17.49	$11.66

Net investment income(a)	0.11	0.10	0.11	0.12	0.07

Net realized and unrealized gain (loss)	0.20	2.47	0.50	(1.50)	5.86

Total from investment operations	0.31	2.57	0.61	(1.38)	5.93

Distributions to shareholders from net investment income	(0.19)	(0.14)	(0.13)	(0.09)	(0.10)

Distributions to shareholders from net realized gains	(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.36)	(0.14)	(1.10)	(1.02)	(0.10)

Net asset value, end of year	$16.98	$17.03	$14.60	$15.09	$17.49

Total Return(b)	1.82%	17.76%	4.34%	(8.51)%	51.04%

Net assets, end of year (in 000’s)	$96,298	$97,695	$93,063	$97,396	$92,056

Ratio of net expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of total expenses to average net assets	1.08%	1.07%	0.98%	0.96%	1.04%

Ratio of net investment income to average net assets	0.65%	0.63%	0.80%	0.70%	0.44%

Portfolio turnover rate(c)	100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements August 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Equity Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Focused Value Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs Large Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Mid Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small/Mid Cap Equity Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly

69

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Equity Income Fund	Quarterly	Annually

Focused Value Fund	Annually	Annually

Large Cap Value Fund	Annually	Annually

Mid Cap Value Fund	Annually	Annually

Small Cap Value Fund	Annually	Annually

Small/Mid Cap Equity Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM

70

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved the Valuation Procedures, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary

71

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2025:

	$		$		$
Equity Income Fund

Investment Type	Level 1		Level 2		Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe		$7,454,409		$—		$—
North America		402,901,893		—		—
Oceania		4,798,707		—		—
Investment Company		341		—		—
Securities Lending Reinvestment Vehicle		1,867,020		—		—

Total		$417,022,370		$—		$—

	$		$		$
Focused Value Fund

Investment Type	Level 1		Level 2		Level 3

Assets

Common Stock and/or Other Equity Investments(a)
North America		$58,459,442		$—		$—

Investment Company		527,566		—		—

Total		$58,987,008		$—		$—

72

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

	$		$		$
Large Cap Value Fund

Investment Type		Level 1		Level 2		Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe		$6,450,315		$—		$—
North America		426,912,681		—		—
Investment Company		1,159,423		—		—

Total		$434,522,419		$—		$—

	$		$		$
Mid Cap Value Fund

Investment Type		Level 1		Level 2		Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia		$9,713,044		$—		$—
Europe		35,040,591		—		—
North America		1,050,306,358		—		—
Investment Company		11,772,742		—		—

Total		$1,106,832,735		$—		$—

	$		$		$
Small Cap Value Fund

Investment Type		Level 1		Level 2		Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe		$6,053,639		$—		$—
North America		937,023,003		—		—
Investment Company		8,029,450		—		—

Total		$951,106,092		$—		$—

	$		$		$
Small/Mid Cap Equity Fund

Investment Type		Level 1		Level 2		Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia		$1,076,534		$—		$—
Europe		3,549,851		—		—
North America		136,534,532		—		4,477
Investment Company		1,088,254		—		—
Securities Lending Reinvestment Vehicle		179,668		—		—

Total		$142,428,839		$—		$4,477

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

73

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Notes to Financial Statements (continued) August 31, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Equity Income Fund	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.65%*

Focused Value Fund	0.69	0.62	0.59	0.58	0.57	0.69	0.65*

Large Cap Value Fund	0.75	0.68	0.65	0.64	0.63	0.75	0.66*

Mid Cap Value Fund	0.75	0.75	0.68	0.65	0.64	0.75	0.75

Small Cap Value Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.94*

Small/Mid Cap Equity Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM agreed to waive a portion of its management fee with respect to the Equity Income Fund, Focused Value Fund, and Large Cap Value Fund, in order to achieve an effective net management fee rate of 0.65%, 0.65%, and 0.66% respectively, as an annual percentage of each Fund’s average daily net assets. Effective December 29, 2024, GSAM agreed to waive a portion of its management fee with respect to the Small Cap Value Fund to achieve an effective net management fee rate of 0.92% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Equity Income Fund	$649

Focused Value Fund	1,080

Large Cap Value Fund	3,309

Mid Cap Value Fund	16,772

Small Cap Value Fund	13,167

Small/Mid Cap Equity Fund	2,462

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Effective on July 1, 2025, all Distribution and/or Service (Rule 12b-1) Plan fees on all applicable share classes of Focused Value Fund were waived.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended August 31, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Equity Income Fund	$6,669	$—

Focused Value Fund	3,520	—

Large Cap Value Fund	2,502	—

Mid Cap Value Fund	5,785	—

Small Cap Value Fund	893	—

Small/Mid Cap Equity Fund	396	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

Effective on July 1, 2025, all Service and/or Shareholder Administration Plan fees on all applicable share classes of Focused Value Fund were waived.

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Notes to Financial Statements (continued) August 31, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended August 31, 2025, the transfer agency fee waivers were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.06%	0.04%	0.06%	0.01%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

	Small Cap Value Fund	Small/Mid Cap Equity Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.07%**	0.03%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.
**	Effective December 29, 2024, the transfer agency fee waiver for the Small Cap Value Fund was decreased from 0.11% to 0.07%.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Equity Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Equity Income Fund	$162,696	$195,910	$–	$396,811	$755,417

Focused Value Fund	24,424	2,696	1,180	329,198	357,498

Large Cap Value Fund	400,080	59,970	–	374,679	834,729

Mid Cap Value Fund	16,772	53,659	–	—	70,431

Small Cap Value Fund	392,049	221,739	–	529,925	1,143,713

Small/Mid Cap Equity Fund	2,462	2,387	–	360,925	365,774

G. Line of Credit Facility — As of August 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized.

For the fiscal year ended August 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended August 31, 2025, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Focused Value Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund

Brokerage commissions paid	$448	$8,373	$170

The tables below show the transactions in and earnings from investments in the Financial Square Government Money Market Fund — Institutional Shares for the fiscal year ended August 31, 2025:

Equity Income Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	August 31, 2025	31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$430,066	$25,270,083	$(25,699,808)	$341	341	$16,127

Focused Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	August 31, 2025	31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	537,511	13,294,933	(13,304,878)	527,566	527,566	29,552

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Large Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	August 31, 2025	31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$3,906,237	$48,725,993	$(51,472,807)	$1,159,423	1,159,423	$91,744

Mid Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	August 31, 2025	31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	4,642,905	154,780,135	(147,650,298)	11,772,742	11,772,742	459,498

Small Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	August 31, 2025	31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	3,859,680	344,097,853	(339,928,083)	8,029,450	8,029,450	367,244

Small/Mid Cap Equity Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of August
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	August 31, 2025	31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	41,538,705	(40,450,451)	1,088,254	1,088,254	66,841

As of August 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Fund:

Fund	Class C	Class R

Focused Value Fund	7%	100%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended August 31, 2025, were as follows:

Fund	Purchases	Sales

Equity Income Fund	$141,171,217	$161,733,793

Focused Value Fund	63,306,630	64,673,161

Large Cap Value Fund	326,646,181	366,030,006

Mid Cap Value Fund	805,504,842	1,007,372,349

Small Cap Value Fund	823,042,256	1,128,257,628

Small/Mid Cap Equity Fund	144,834,255	158,960,193

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended August 31, 2025.

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2025

Equity Income Fund	$—	$29,534,123	$ (27,667,103)	$1,867,020

Mid Cap Value Fund	—	19,690,090	(19,690,090)	—

Small Cap Value Fund	—	78,481,589	(78,481,589)	—

Small/Mid Cap Equity Fund	—	8,275,872	(8,096,204)	179,668

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

7. TAX INFORMATION (continued)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Distributions paid from:

Ordinary Income	$12,767,071	$1,846,300	$19,448,219	$30,112,810	$40,992,218

Long-term capital gains	24,437,696	3,194,355	30,143,805	48,739,253	155,692,692

Total taxable distributions	$37,204,767	$5,040,655	$49,592,024	$78,852,063	$196,684,910

Small/Mid Cap Equity Fund

Distributions paid from:

Ordinary Income	$1,388,259

Long-term capital gains	1,814,509

Total taxable distributions	$3,202,768

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Distributions paid from:

Ordinary Income	$6,078,185	$660,040	$9,315,185	$13,466,354	$13,235,592

Long-term capital gains	10,784,218	86,579	15,386,420	40,391,553	51,548,355

Total taxable distributions	$16,862,403	$746,619	$24,701,605	$53,857,907	$64,783,947

Small/Mid Cap Equity Fund

Distributions paid from:

Ordinary Income	$1,375,211

Total taxable distributions	$1,375,211

As of August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund

Undistributed ordinary income — net	$2,215,054	$665,970	$3,216,226	$16,333,838

Undistributed long-term capital gains	29,894,662	5,514,604	42,486,367	94,995,892

Total undistributed earnings	$32,109,716	$6,180,574	$45,702,593	$111,329,730

Timing differences — (Qualified Late Year Ordinary Loss Deferral and Post October Losses)	—	—	(1,202,156)	—

Unrealized gains (losses) — net	106,847,003	7,008,545	88,431,261	198,143,892

Total accumulated earnings (losses) — net	$138,956,719	$13,189,119	$132,931,698	$309,473,622

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

7. TAX INFORMATION (continued)

	Small Cap Value Fund	Small/Mid Cap Equity Fund

Undistributed long-term capital gains	125,006,944	7,365,823

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)	—	(1,989,681)

Unrealized gains (losses) — net	185,357,334	23,541,848

Total accumulated earnings (losses) — net	$310,364,278	$28,917,990

As of August 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund

Tax Cost	$310,175,367	$51,978,458	$346,091,158	$908,688,909

Gross unrealized gain	117,518,509	7,765,708	97,630,246	227,156,552

Gross unrealized loss	(10,671,506)	(757,163)	(9,198,985)	(29,012,660)

Net unrealized gain (loss)	$106,847,003	$7,008,545	$88,431,261	$198,143,892

			Small Cap Value Fund	Small/Mid Cap Equity Fund

Tax Cost			$765,748,758	$118,891,468

Gross unrealized gain			205,042,034	26,671,578

Gross unrealized loss			(19,684,700)	(3,129,730)

Net unrealized gain (loss)			$185,357,334	$23,541,848

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of passive foreign investment company investments and underlying fund investments. GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

8. OTHER RISKS (continued)

securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

8. OTHER RISKS (continued)

issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Effective after the close of business on June 20, 2025, the Goldman Sachs Small/Mid Cap Value Fund was renamed the Goldman Sachs Small/Mid Cap Equity Fund and changes were made to the Fund’s principal investment strategy and performance benchmark.

Reorganization — At a meeting held on June 17-18, 2025, the Board of Trustees of Goldman Sachs Trust approved the reorganization (the “Reorganization”) of Goldman Sachs Focused Value Fund (the “Acquired Fund”) with and into Goldman Sachs Value Opportunities ETF, a newly-created shell series of Goldman Sachs ETF Trust (the “Acquiring Fund”). Accordingly, effective on or about November 14, 2025, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund; except that (i) Acquired Fund shareholders who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares will receive a distribution of cash equal to the NAV of their Acquired Fund shares; and (ii) Acquired Fund shareholders whose Acquired Fund shares are held through a fund direct individual retirement account will have their shares exchanged for the equivalent share class of Goldman Sachs Financial Square Government Fund equal in value to the NAV of such Acquired Fund shares. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	$		$		$		$
	Equity Income Fund

	For the Fiscal Year Ended August 31, 2025				For the Fiscal Year Ended August 31, 2024

	Shares		Dollars		Shares		Dollars

Class A Shares

Shares sold		105,963		$5,031,739		107,321		$4,722,651

Reinvestment of distributions		600,921		28,374,868		305,149		13,153,613

Shares redeemed		(804,054)		(38,249,933)		(749,949)		(33,161,786)

		(97,170)		(4,843,326)		(337,479)		(15,285,522)

Class C Shares

Shares sold		8,408		371,535		8,427		349,517

Reinvestment of distributions		8,196		361,898		4,114		166,308

Shares redeemed		(25,768)		(1,144,195)		(31,551)		(1,291,603)

		(9,164)		(410,762)		(19,010)		(775,778)

Institutional Shares

Shares sold		41,664		2,022,341		50,740		2,244,260

Reinvestment of distributions		35,409		1,713,353		21,224		933,996

Shares redeemed		(79,581)		(3,851,281)		(279,312)		(12,109,172)

		(2,508)		(115,587)		(207,348)		(8,930,916)

Service Shares

Shares sold		5,660		270,257		—		—

Reinvestment of distributions		146		6,941		85		3,664

Shares redeemed		(6,685)		(322,622)		(439)		(19,602)

		(879)		(45,424)		(354)		(15,938)

Investor Shares

Shares sold		20,270		954,955		19,982		883,959

Reinvestment of distributions		6,715		316,410		4,159		178,617

Shares redeemed		(23,878)		(1,144,553)		(52,723)		(2,290,606)

		3,107		126,812		(28,582)		(1,228,030)

Class R6 Shares

Shares sold		43,695		2,109,464		24,784		1,125,121

Reinvestment of distributions		13,566		656,544		6,478		286,056

Shares redeemed		(36,535)		(1,779,176)		(26,175)		(1,197,720)

		20,726		986,832		5,087		213,457

Class R Shares

Shares sold		301		14,324		315		13,834

Reinvestment of distributions		1,561		73,209		711		30,476

Shares redeemed		(654)		(30,754)		(434)		(19,737)

		1,208		56,779		592		24,573

Class P Shares

Shares sold		270,583		14,250,365		126,159		6,131,770

Reinvestment of distributions		102,665		4,965,019		41,041		1,802,226

Shares redeemed		(76,068)		(3,713,379)		(888,841)		(38,931,785)

		297,180		15,502,005		(721,641)		(30,997,789)

NET INCREASE (DECREASE) IN SHARES		212,500		$11,257,329		(1,308,735)		$(56,995,943)

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	$		$		$		$
	Focused Value Fund

	For the Fiscal Year Ended August 31, 2025				For the Fiscal Year Ended August 31, 2024

	Shares		Dollars		Shares		Dollars

Class A Shares

Shares sold		52,841		$825,091		56,169		$833,568

Reinvestment of distributions		7,682		122,318		647		8,993

Shares redeemed		(49,371)		(761,135)		(1,848)		(26,671)

		11,152		186,274		54,968		815,890

Class C Shares

Shares sold		9,447		146,301		6,778		92,956

Reinvestment of distributions		844		13,202		38		514

Shares redeemed		(3,050)		(48,033)		(12,971)		(176,939)

		7,241		111,470		(6,155)		(83,469)

Institutional Shares

Shares sold		129,578		2,029,248		151,217		2,319,258

Reinvestment of distributions		28,683		460,339		2,908		40,641

Shares redeemed		(130,101)		(1,989,197)		(29,136)		(415,241)

		28,160		500,390		124,989		1,944,658

Investor Shares

Shares sold		84,276		1,334,235		312,574		4,779,347

Reinvestment of distributions		25,183		402,420		17		230

Shares redeemed		(98,967)		(1,582,082)		(12,310)		(188,628)

		10,492		154,573		300,281		4,590,949

Class R6 Shares

Shares sold		34,001		518,513		125,651		1,809,672

Reinvestment of distributions		11,022		176,320		17		243

Shares redeemed		(51,315)		(786,673)		(6,113)		(92,910)

		(6,292)		(91,840)		119,555		1,717,005

Class R Shares

Shares sold		—		10		—		—

Reinvestment of distributions		83		1,334		39		533

Shares redeemed		(2,416)		(41,252)		—		—

		(2,333)		(39,908)		39		533

Class P Shares

Shares sold		353,596		5,577,401		217,830		3,092,611

Reinvestment of distributions		241,434		3,864,721		49,898		695,465

Shares redeemed		(463,288)		(7,372,428)		(874,438)		(12,803,578)

		131,742		2,069,694		(606,710)		(9,015,502)

NET INCREASE (DECREASE) IN SHARES		180,162		$2,890,653		(13,033)		$(29,936)

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	$		$		$		$
	Large Cap Value Fund

	For the Fiscal Year Ended August 31, 2025				For the Fiscal Year Ended August 31, 2024

	Shares		Dollars		Shares		Dollars

Class A Shares

Shares sold		437,253		$7,065,284		344,463		$5,403,999

Reinvestment of distributions		562,664		9,236,001		296,987		4,442,952

Shares redeemed		(1,007,437)		(16,526,645)		(736,201)		(11,599,398)

		(7,520)		(225,360)		(94,751)		(1,752,447)

Class C Shares

Shares sold		73,330		1,114,150		48,605		736,964

Reinvestment of distributions		43,841		660,006		30,053		415,122

Shares redeemed		(229,894)		(3,496,323)		(251,894)		(3,628,036)

		(112,723)		(1,722,167)		(173,236)		(2,475,950)

Institutional Shares

Shares sold		266,240		4,463,890		392,968		6,343,160

Reinvestment of distributions		856,268		14,317,751		494,896		7,521,953

Shares redeemed		(1,088,268)		(18,349,356)		(1,868,269)		(29,688,601)

		34,240		432,285		(980,405)		(15,823,488)

Service Shares

Shares sold		13,982		222,692		9,983		152,585

Reinvestment of distributions		3,227		52,631		1,742		25,914

Shares redeemed		(8,542)		(136,606)		(16,068)		(242,477)

		8,667		138,717		(4,343)		(63,978)

Investor Shares

Shares sold		90,654		1,469,546		77,587		1,250,862

Reinvestment of distributions		31,444		517,027		12,636		189,187

Shares redeemed		(56,805)		(929,605)		(306,031)		(4,451,999)

		65,293		1,056,968		(215,808)		(3,011,950)

Class R6 Shares

Shares sold		68,467		1,199,806		35,750		600,130

Reinvestment of distributions		20,199		350,235		8,816		138,491

Shares redeemed		(76,868)		(1,309,716)		(29,157)		(491,814)

		11,798		240,325		15,409		246,807

Class R Shares

Shares sold		22,207		344,632		35,203		513,426

Reinvestment of distributions		19,937		311,390		16,230		232,201

Shares redeemed		(47,766)		(740,064)		(174,534)		(2,691,534)

		(5,622)		(84,042)		(123,101)		(1,945,907)

Class P Shares

Shares sold		325,268		5,886,877		309,649		5,030,891

Reinvestment of distributions		1,345,220		23,325,551		722,502		11,344,186

Shares redeemed		(1,544,375)		(26,586,710)		(1,813,864)		(29,379,746)

		126,113		2,625,718		(781,713)		(13,004,669)

NET INCREASE (DECREASE) IN SHARES		120,246		$2,462,444		(2,357,948)		$(37,831,582)

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	$		$		$		$
	Mid Cap Value Fund

	For the Fiscal Year Ended August 31, 2025				For the Fiscal Year Ended August 31, 2024

	Shares		Dollars		Shares		Dollars

Class A Shares

Shares sold		505,914		$18,601,843		630,930		$21,805,852

Reinvestment of distributions		749,704		28,105,608		558,190		18,845,414

Shares redeemed		(1,971,595)		(72,097,041)		(2,511,602)		(86,709,785)

		(715,977)		(25,389,590)		(1,322,482)		(46,058,519)

Class C Shares

Shares sold		16,187		454,999		30,140		839,830

Reinvestment of distributions		13,115		387,465		10,568		285,540

Shares redeemed		(53,637)		(1,555,842)		(96,401)		(2,670,827)

		(24,335)		(713,378)		(55,693)		(1,545,457)

Institutional Shares

Shares sold		991,125		36,622,600		1,696,862		59,849,317

Reinvestment of distributions		483,544		18,500,876		406,823		14,013,508

Shares redeemed		(2,666,488)		(101,107,593)		(2,890,239)		(101,407,420)

		(1,191,819)		(45,984,117)		(786,554)		(27,544,595)

Service Shares

Shares sold		124,742		4,329,394		98,388		3,278,317

Reinvestment of distributions		49,933		1,807,695		38,391		1,253,628

Shares redeemed		(214,245)		(7,594,914)		(208,132)		(6,982,875)

		(39,570)		(1,457,825)		(71,353)		(2,450,930)

Investor Shares

Shares sold		610,274		21,728,547		1,564,445		51,810,907

Reinvestment of distributions		190,325		6,863,688		119,050		3,880,840

Shares redeemed		(1,018,421)		(36,043,797)		(1,342,971)		(44,385,305)

		(217,822)		(7,451,562)		340,524		11,306,442

Class R6 Shares

Shares sold		493,607		18,391,173		744,902		26,259,452

Reinvestment of distributions		179,978		6,878,422		121,694		4,188,239

Shares redeemed		(828,347)		(31,129,683)		(765,684)		(26,932,155)

		(154,762)		(5,860,088)		100,912		3,515,536

Class R Shares

Shares sold		132,283		4,681,678		204,958		6,730,670

Reinvestment of distributions		37,817		1,339,970		28,760		920,988

Shares redeemed		(246,724)		(8,593,725)		(284,740)		(9,408,097)

		(76,624)		(2,572,077)		(51,022)		(1,756,439)

Class P Shares

Shares sold		556,841		20,308,956		1,101,662		38,306,800

Reinvestment of distributions		278,271		10,635,540		223,922		7,704,303

Shares redeemed		(1,790,906)		(68,939,528)		(1,443,284)		(49,875,061)

		(955,794)		(37,995,032)		(117,700)		(3,863,958)

NET DECREASE IN SHARES		(3,376,703)		$(127,423,669)		(1,963,368)		$(68,397,920)

87

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) August 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	$		$		$		$
	Small Cap Value Fund

	For the Fiscal Year Ended August 31, 2025				For the Fiscal Year Ended August 31, 2024

	Shares		Dollars		Shares		Dollars

Class A Shares

Shares sold		378,421		$13,493,566		440,593		$16,807,932

Reinvestment of distributions		1,152,029		42,127,895		259,721		9,905,261

Shares redeemed		(1,503,419)		(54,083,865)		(1,633,110)		(61,632,459)

		27,031		1,537,596		(932,796)		(34,919,266)

Class C Shares

Shares sold		10,034		166,393		11,199		229,457

Reinvestment of distributions		23,092		361,223		3,784		76,963

Shares redeemed		(41,976)		(657,105)		(17,867)		(367,233)

		(8,850)		(129,489)		(2,884)		(60,813)

Institutional Shares

Shares sold		900,464		38,661,863		1,980,539		86,028,443

Reinvestment of distributions		1,048,246		45,389,636		487,797		21,396,553

Shares redeemed		(4,866,519)		(210,343,012)		(9,743,615)		(423,411,051)

		(2,917,809)		(126,291,513)		(7,275,279)		(315,986,055)

Service Shares

Shares sold		30,658		1,031,028		51,522		1,844,136

Reinvestment of distributions		43,889		1,488,686		15,558		557,766

Shares redeemed		(127,462)		(4,546,967)		(209,157)		(7,412,798)

		(52,915)		(2,027,253)		(142,077)		(5,010,896)

Investor Shares

Shares sold		79,428		2,863,928		169,807		6,336,137

Reinvestment of distributions		130,419		4,690,677		58,846		2,214,960

Shares redeemed		(467,595)		(17,878,310)		(1,344,061)		(50,933,977)

		(257,748)		(10,323,705)		(1,115,408)		(42,382,880)

Class R6 Shares

Shares sold		711,511		29,757,664		1,600,956		70,039,926

Reinvestment of distributions		1,161,664		50,239,202		410,240		17,982,756

Shares redeemed		(2,316,889)		(97,185,503)		(5,805,480)		(257,956,435)

		(443,714)		(17,188,637)		(3,794,284)		(169,933,753)

Class R Shares

Shares sold		264,893		9,639,031		351,873		13,116,740

Reinvestment of distributions		188,010		6,482,211		43,815		1,592,735

Shares redeemed		(438,201)		(15,910,435)		(522,307)		(19,305,024)

		14,702		210,807		(126,619)		(4,595,549)

Class P Shares

Shares sold		1,322,785		55,492,941		984,371		42,596,313

Reinvestment of distributions		922,527		39,897,883		201,994		8,853,867

Shares redeemed		(1,585,808)		(67,050,246)		(2,317,580)		(99,292,311)

		659,504		28,340,578		(1,131,215)		(47,842,131)

NET DECREASE IN SHARES		(2,979,799)		$(125,871,616)		(14,520,562)		$(620,731,343)

88

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	$		$		$		$
	Small/Mid Cap Equity Fund

	For the Fiscal Year Ended August 31, 2025				For the Fiscal Year Ended August 31, 2024

	Shares		Dollars		Shares		Dollars

Class A Shares

Shares sold		19,284		$310,630		34,599		$521,803

Reinvestment of distributions		2,631		45,131		983		14,532

Shares redeemed		(31,284)		(512,511)		(39,252)		(593,281)

		(9,369)		(156,750)		(3,670)		(56,946)

Class C Shares

Shares sold		534		8,019		6,040		84,985

Reinvestment of distributions		470		7,756		—		—

Shares redeemed		(13,129)		(202,583)		(28,588)		(411,618)

		(12,125)		(186,808)		(22,548)		(326,633)

Institutional Shares

Shares sold		144,043		2,379,182		551,447		8,029,084

Reinvestment of distributions		22,210		386,551		13,767		206,643

Shares redeemed		(658,592)		(11,004,148)		(836,465)		(12,281,360)

		(492,339)		(8,238,415)		(271,251)		(4,045,633)

Investor Shares

Shares sold		29,390		477,040		90,724		1,359,775

Reinvestment of distributions		6,167		106,671		4,696		70,023

Shares redeemed		(94,332)		(1,540,362)		(406,241)		(6,128,396)

		(58,775)		(956,651)		(310,821)		(4,698,598)

Class R6 Shares

Shares sold		603,869		10,228,894		766,940		11,479,505

Reinvestment of distributions		34,472		599,514		15,899		238,483

Shares redeemed		(709,278)		(11,468,081)		(5,556,199)		(79,985,375)

		(70,937)		(639,673)		(4,773,360)		(68,267,387)

Class R Shares

Shares sold		1,053		16,632		400		5,821

Reinvestment of distributions		98		1,679		27		393

Shares redeemed		(4,902)		(79,784)		(1,599)		(24,359)

		(3,751)		(61,473)		(1,172)		(18,145)

Class P Shares

Shares sold		972,766		15,428,815		317,547		4,870,961

Reinvestment of distributions		118,284		2,055,339		56,377		845,087

Shares redeemed		(1,157,373)		(19,119,460)		(1,009,632)		(14,844,331)

		(66,323)		(1,635,306)		(635,708)		(9,128,283)

NET DECREASE IN SHARES		(713,619)		$(11,875,076)		(6,018,530)		$(86,541,625)

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, and Goldman Sachs Small/Mid Cap Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, and Goldman Sachs Small/Mid Cap Equity Fund (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025, and each of the financial highlights for each of the five years in the period ended August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 27, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

93

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, and Goldman Sachs Small/Mid Cap Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Mid Cap Value Fund and Small Cap Value Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and

95

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Mid Cap Value Fund’s and Small Cap Value Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Equity Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods, in the third quartile for the ten-year period, and in the fourth quartile for the five-year period, and had outperformed the Fund’s benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended March 31, 2025. The Trustees considered that the Focused Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one-year period ended March 31, 2025. The Trustees noted that the Large Cap Value Fund’s Institutional Shares had placed in the in the top half of the Fund’s peer group for the three-year period, in the third quartile for the one- and five-year periods, and in the fourth quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2025. The Trustees observed that the Mid Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods and in the third quartile for the three- and ten-year periods, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2025. The Trustees considered that the Small Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2025. They observed that the Small Cap Value Fund had experienced certain portfolio management changes in 2022 and 2023. The Trustees noted that the Small/Mid Cap Equity Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the five-year period and in the fourth quartile for the one-, three-, and ten-year periods, and had underperformed the Fund’s benchmark index for one-, three-, five-, and ten-year periods ended March 31, 2025. They also considered that the former Goldman Sachs Small/Mid Cap Value Fund had experienced certain portfolio management changes in 2022 and 2023, and that the Board had previously approved that the Fund would be repositioned as the Small/Mid Cap Equity Fund in 2025, which would involve changes to the Fund’s name, principal investment strategy and performance benchmark.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Equity Fund

First $1 billion	0.69%	0.69%	0.75%	0.75%	0.98%	0.80%

Next $1 billion	0.62	0.62	0.68	0.75	0.98	0.80

Next $3 billion	0.59	0.59	0.65	0.68	0.88	0.72

Next $3 billion	0.58	0.58	0.64	0.65	0.84	0.68

Over $8 billion	0.57	0.57	0.63	0.64	0.82	0.67

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Equity Income Fund, Focused Value Fund, Large Cap Value Fund, and Small Cap Value Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by each of the Funds’ Class A, Class C, Investor, and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage commissions earned by Goldman Sachs for executing securities transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

98

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Goldman Sachs Trust – Fundamental Equity Value Funds - Tax Information (Unaudited)

For the fiscal year ended August 31, 2025, 74.84%, 59.45%, 51.73%, 59.82%, 49.01%, and 74.38% of the dividends paid from net investment company taxable income by the Equity Income Fund, Focused Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and Small/Mid Cap Equity Fund, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Equity Income Fund, Focused Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and Small/Mid Cap Equity Fund designate $24,437,697, $3,194,354, $30,143,805, $48,739,253, $153,735,415, and $1,293,432 respectively or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2025.

For the fiscal year ended August 31, 2025, the Equity Income Fund, Focused Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and Small/Mid Cap Equity Fund designate 67.40%, 56.87%, 40.48%, 56.32%, 40.33%, and 88.68%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2025, the Equity Income Fund, Focused Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and Small/Mid Cap Equity Fund, designate $7,128,005, $1,087,497, $13,474,672, $19,843,251, $28,449,127, and $237,158 respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the fiscal year ended August 31, 2025, 3.69%, 2.31%, 2.94%, 10.08%, 7.50%, 11.32% of the dividends paid from net investment company taxable income by the Equity Income Fund, Focused Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, and Small/Mid Cap Equity Fund, respectively, qualify as section 199A dividends.

99

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. EQVALAR-25

Goldman Sachs Global Tax-Aware Equity Portfolios

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments August 31, 2025

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 86.1%

Equity – 86.1%
15,857,088	Goldman Sachs U.S. Equity Dividend and Premium Fund	$288,281,853
8,737,842	Goldman Sachs International Equity Dividend and Premium Fund	71,126,030
838,374	Goldman Sachs Small Cap Equity Insights Fund	25,335,668
770,308	Goldman Sachs International Small Cap Insights Fund	12,478,991
832,990	Goldman Sachs Emerging Markets Equity Insights Fund	8,521,488
40,688	Goldman Sachs Energy Infrastructure Fund	568,004

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $232,161,688)		406,312,034

Exchange-Traded Funds – 5.8%

360,213	iShares Core S&P Mid-Cap ETF	23,471,479
14,058	Health Care Select Sector SPDR Fund	1,931,991
30,700	Sprott Physical Uranium Trust*	561,758
8,246	iShares MSCI Mexico ETF	510,757
1,476	iShares 7-10 Year Treasury Bond ETF	141,917
4,690	Sprott Physical Gold Trust*	124,379
1,974	iShares Core MSCI Emerging Markets ETF	122,566
1,288	Vanguard Russell 2000 ETF	122,528
181	iShares Core S&P 500 ETF	117,346
478	Invesco Nasdaq 100 ETF	112,239

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,819,500)		27,216,960

Shares	Dividend Rate	Value

Investment Company – 6.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
29,846,434	4.154%	$29,846,434
(Cost $29,846,434)

TOTAL INVESTMENTS – 98.2% (Cost $286,827,622)		$463,375,428

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		8,507,709

NET ASSETS – 100.0%		$471,883,137

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
COP	—Colombian Peso
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli New Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	TRY	20,539,000	USD	474,153	9/17/2025	$18,432
	USD	5,962,421	GBP	4,394,415	9/17/2025	22,075
	USD	697,320	HKD	5,430,000	9/17/2025	403
	USD	9,033,005	JPY	1,278,272,100	9/17/2025	320,117
	USD	78,658	NZD	130,000	9/17/2025	1,923
	USD	548,108	SGD	700,000	9/17/2025	1,877

TOTAL						$364,827

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD	2,598,084	AUD	3,989,962	9/17/2025	$(13,835)
	USD	4,127,658	CHF	3,340,844	9/17/2025	(55,360)
	USD	965,808	DKK	6,260,000	9/17/2025	(16,365)
	USD	14,024,968	EUR	12,194,225	9/17/2025	(254,821)
	USD	207,097	ILS	720,000	9/17/2025	(8,634)
	USD	418,646	MXN	8,125,000	9/17/2025	(15,982)
	USD	257,595	NOK	2,600,000	9/17/2025	(1,079)
	USD	1,292,012	SEK	12,300,000	9/17/2025	(8,822)
	USD	484,834	TRY	20,539,000	9/17/2025	(7,751)

TOTAL						$(382,649)

FUTURES CONTRACTS — At August 31, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE/JSE Top 40 Index	5	09/18/25	$266,823	$15,397
IFSC NIFTY 50	11	09/30/25	540,166	(11,328)
Long Gilt Future	5	12/29/25	612,208	(490)
Mini MDAX Index	12	09/19/25	425,797	(1,791)
U.S. Treasury 10 Year Note	78	12/19/25	8,777,437	42,203
U.S. Treasury 2 Year Note	54	12/31/25	11,263,641	17,203
U.S. Treasury 5 Year Note	62	12/31/25	6,789,484	29,921

Total Futures Contracts				$91,115

SWAP CONTRACTS — At August 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(b)	1 Day BZDIO	1/2/2030	BRL 5,597	$3,217	$–	$3,217
8.620 (c)	COOVIBR	2/18/2030	COP 2,350,000	(289)	–	(289)
3.815 (b)	1 Day SONIO	4/10/2030	GBP 1,900	726	–	726
3.815 (b)	1 Day SONIO	4/14/2030	GBP 2,300	829	–	829

TOTAL				$4,483	$–	$4,483

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to August 31, 2025.
(b)	Payments made annually.
(c)	Payments made quarterly.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

SXDR	ESTR+48.000% (b)	JPMorgan Chase	02/04/2026	EUR 1,049	$–	$34,268*
SXDR	ESTR+49.500%(b)	Morgan Stanley Co., Inc.	02/04/2026	EUR 537	–	8,024*
SXDR	ESTR+47.000% (b)	JPMorgan Chase	02/04/2026	EUR 410	18,888	(5,485)

TOTAL						$36,807

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)

The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(b)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At August 31, 2025, the Fund had the following purchased and written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
Health Care Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$135.00	06/19/2026	6,281	$6,281	$66,133	$64,887	$1,246
Puts
SPX USD 31OCT25 P458.72	Bank of America	$458.72	11/03/2025	456	$456	$56,547	$56,547	$–

Total purchased option contracts				6,737	$6,737	$122,680	$121,434	$1,246

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
Health Care Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$146.00	06/19/2026	(12,561)	$(12,561)	$(58,044)	$(64,245)	$6,201
Puts
TOPX JPY 19DEC25 P2503.36	JPMorgan Chase	JPY 2,503.36	12/22/2025	(90,178)	$(90,178)	$(9,167)	$(58,341)	$49,174
SPX USD 31OCT25 P812.85	Bank of America	$812.85	11/03/2025	(456)	(456)	(12,900)	(12,900)	–

Total written option contracts				(103,195)	$(103,195)	$(80,111)	$(135,486)	$55,375

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
CALL EUR/ GBP 0.8743 11/12/25	Morgan Stanley Co., Inc.	EUR 0.87	12/12/2025	750,000	$750,000	$8,502	$12,930	$(4,428)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
CALL EUR/ GBP 0.905 11/12/25	Morgan Stanley Co., Inc.	EUR 0.91	12/12/2025	(750,000)	$(750,000)	$(2,008)	$(4,080)	$2,072

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At August 31, 2025, the Portfolio had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
3M IRS	Morgan Stanley Co., Inc.	3.45%	01/19/2026	5,800,000	$5,800,000	$40,620	$33,350	$7,270
3M IRS	Morgan Stanley Co., Inc.	3.45	01/19/2026	5,800,000	5,800,000	40,620	27,898	12,722

Total purchased option contracts				11,600,000	$11,600,000	$81,240	$61,248	$19,992

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
3M IRS	Morgan Stanley Co., Inc.	3.05%	01/19/2026	(5,800,000)	$(5,800,000)	$(18,050)	$(16,530)	$(1,520)
3M IRS	Morgan Stanley Co., Inc.	3.05	01/19/2026	(5,800,000)	(5,800,000)	(18,051)	(13,398)	(4,653)

Total written option contracts				(11,600,000)	$(11,600,000)	$(36,101)	$(29,928)	$6,173)

Investment Abbreviations:
BZDIO	—Brazil Interbank Rate
COOVIBR	—Colombia Overnight Interbank Rate
SONIO	—Sterling Overnight Index Average

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments August 31, 2025

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 91.5%

Equity – 91.5%
72,143,287	Goldman Sachs U.S. Tax- Managed Equity Fund	$3,685,800,547
50,362,197	Goldman Sachs International Tax-Managed Equity Fund	787,161,136
8,126,310	Goldman Sachs International Small Cap Insights Fund	131,646,220
8,826,888	Goldman Sachs Emerging Markets Equity Insights Fund	90,299,067
332,970	Goldman Sachs Energy Infrastructure Fund	4,648,256

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $2,098,372,839)		4,699,555,226

Exchange - Traded Funds – 0.8%
147,535	Health Care Select Sector SPDR Fund	20,275,735
307,200	Sprott Physical Uranium Trust*	5,621,244
79,716	iShares MSCI Mexico ETF	4,937,609
16,106	iShares 7-10 Year Treasury Bond ETF	1,548,592
51,152	Sprott Physical Gold Trust*	1,356,551
14,055	Vanguard Russell 2000 ETF	1,337,052
21,533	iShares Core MSCI Emerging Markets ETF	1,336,984
2,059	iShares Core S&P 500 ETF	1,334,891
5,218	Invesco Nasdaq 100 ETF	1,225,239

TOTAL EXCHANGE-TRADED FUNDS (Cost $39,372,409)		38,973,897

Shares	Dividend Rate	Value

Investment Company – 5.9%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
305,012,766	4.154%	$305,012,766

(Cost $305,012,766)

TOTAL INVESTMENTS – 98.2% (Cost $2,442,758,014)		$5,043,541,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		94,413,203

NET ASSETS – 100.0%		$5,137,955,092

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
COP	—Colombian Peso
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli New Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	TRY	217,127,000	USD	5,012,485	9/17/2025	$194,850
	USD	63,161,455	GBP	46,551,169	9/17/2025	233,847
	USD	7,382,856	HKD	57,490,000	9/17/2025	4,265
	USD	95,717,842	JPY	13,545,154,282	9/17/2025	3,392,106
	USD	810,784	NZD	1,340,000	9/17/2025	19,824
	USD	5,778,627	SGD	7,380,000	9/17/2025	19,789

TOTAL						$3,864,681

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORT FOLIO

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD	27,494,877	AUD	42,224,774	9/17/2025	$(146,412)
	USD	43,728,513	CHF	35,392,984	9/17/2025	(586,487)
	USD	10,238,184	DKK	66,360,000	9/17/2025	(173,477)
	USD	148,647,612	EUR	129,243,958	9/17/2025	(2,700,786)
	USD	2,139,999	ILS	7,440,000	9/17/2025	(89,221)
	USD	4,315,271	MXN	83,750,000	9/17/2025	(164,739)
	USD	2,724,565	NOK	27,500,000	9/17/2025	(11,415)
	USD	13,707,934	SEK	130,500,000	9/17/2025	(93,599)
	USD	5,125,392	TRY	217,127,000	9/17/2025	(81,942)

TOTAL						$(4,048,078)

FUTURES CONTRACTS — At August 31, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE/JSE Top 40 Index	59	09/18/25	$3,148,506	$ 181,681
IFSC NIFTY 50	121	09/30/25	5,941,826	(124,604)
Long Gilt Future	58	12/29/25	7,101,607	(5,679)
Mini MDAX Index	128	09/19/25	4,541,838	(19,109)
U.S. Treasury 10 Year Note	845	12/19/25	95,088,906	457,214
U.S. Treasury 2 Year Note	596	12/31/25	124,317,219	189,864
U.S. Treasury 5 Year Note	671	12/31/25	73,479,742	323,827

Total				$ 1,003,194

Short position contracts:
S&P 500 E-Mini Index	(209)	09/19/25	(67,640,238)	(2,309,108)

Total Futures Contracts				$ (1,305,914)

SWAP CONTRACTS — At August 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(b)	1 Day BZDIO	1/2/2030	BRL 60,127	$34,564	$–	$34,564
8.630 (c)	COOVIBR	2/18/2030	COP 24,940,000	(774)	–	(774)
3.815 (b)	1 Day SONIO	4/10/2030	GBP 22,700	8,677	–	8,677
3.815 (b)	1 Day SONIO	4/14/2030	GBP 24,200	8,727	–	8,727

TOTAL				$51,194	$–	$51,194

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to August 31, 2025.
(b)	Payments made annually.
(c)	Payments made quarterly.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

SXDR	ESTR+48.000% (b)	JPMorgan Chase	02/04/2026	EUR 11,231	$–	$366,884	*
SXDR	ESTR+49.500% (b)	Morgan Stanley Co., Inc.	02/04/2026	EUR 6,168	–	92,195	*
SXDR	ESTR+47.000% (b)	JPMorgan Chase	02/04/2026	EUR 4,424	203,665	(59,139)

TOTAL						$399,940

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)

The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(b)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At August 31, 2025, the Fund had the following purchased and written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
Health Care
Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$135.00	06/19/2026	67,328	$67,328	$708,900	$695,545	$13,355
Puts
SPX USD 31OCT25 P458.72	Bank of America	$458.72	11/03/2025	4,965	$4,965	$615,697	$615,697	$–

Total purchased option contracts				72,293	$72,293	$1,324,597	$1,311,242	$13,355

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
Health Care Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$146.00	06/19/2026	(134,655)	$(134,655)	$(622,238)	$(688,706)	$66,468
Puts
TOPX JPY 19DEC25 P503.35	JPMorgan Chase	JPY 503.36	12/22/2025	(949,258)	$(949,258)	$(96,494)	$(610,591)	$514,097
SPX USD 31OCT25 P812.85	Bank of America	$812.85	11/03/2025	(4,965)	(4,965)	(140,456)	(140,456)	–

Total written option contracts				(1,088,878)	$(1,088,878)	$(859,188)	$(1,439,753)	$580,565

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At August 31, 2025, the Portfolio had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
3M IRS	Morgan Stanley Co., Inc.	3.45%	01/19/2026	61,800,000	$61,800,000	$432,816	$297,258	$135,558

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

3M IRS	Morgan Stanley Co., Inc.	3.45%	01/19/2026	61,800,000	$61,800,000	$432,816	$355,350	$77,466

Total purchased option contracts				123,600,000	$123,600,000	$865,632	$652,608	$213,024

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
3M IRS	Morgan Stanley Co., Inc.	3.05%	01/19/2026	(61,800,000)	$(61,800,000)	$(192,334)	$(142,758)	$(49,576)
3M IRS	Morgan Stanley Co., Inc.	3.05	01/19/2026	(61,800,000)	(61,800,000)	(192,334)	(176,130)	(16,204)

Total written option contracts					$(123,600,000)	$(384,668)	$(318,888)	$(65,780)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
CALL EUR/ GBP 0.8743 11/12/25	Morgan Stanley Co., Inc.	EUR 0.87	12/12/2025	8,010,000	$8,010,000	$90,799	$137,957	$(47,158)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
CALL EUR/ GBP 0.905 11/12/25	Morgan Stanley Co., Inc.	EUR 0.91	12/12/2025	(8,010,000)	$(8,010,000)	$(21,443)	$(43,536)	$22,093

Investment Abbreviations:
BZDIO	—Brazil Interbank Rate
COOVIBR	—Colombia Interbank Rate
SONIO	—Sterling Overnight Index Average

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities August 31, 2025

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Assets:
Investments in affiliated issuers, at value (cost $262,008,122 and $2,403,385,605, respectively)	$ 436,158,468	$ 5,004,567,992
Investments in unaffiliated issuers, at value (cost $24,819,500 and $39,372,409, respectively)	27,216,960	38,973,897
Purchased Options, at value (premiums paid $195,612 and $2,101,807, respectively)	212,422	2,281,028
Cash	7,109,356	77,491,921
Foreign Currency, at value (cost $157,557 and $2,102,940, respectively)	156,553	2,087,820
Receivables:
Collateral on certain derivative contracts(a)	1,829,869	19,588,873
Fund shares sold	41,080	1,654,478
Reimbursement from investment adviser	12,986	14,794
Investments sold	12,900	140,456
Foreign tax reclaims	—	171,487
Unrealized gain on forward foreign currency exchange contracts	364,827	3,864,681
Unrealized gain on swap contracts	42,292	459,079
Upfront payments received on swap contracts	18,888	203,665
Variation margin on swap contracts	—	395,310
Other assets	30,380	45,144

Total assets	473,206,981	5,151,940,625

Liabilities:
Written options, at value (premiums received $169,494 and $1,802,177, respectively)	118,220	1,265,299
Variation margin on futures contracts	6,948	73,007
Variation margin on swaps	18,823	—
Unrealized loss on swap contracts	5,485	59,139
Unrealized loss on forward foreign currency exchange contracts	382,649	4,048,078
Payables:
Investments purchased	658,586	7,410,235
Management fees	28,646	275,811
Distribution and Service fees and Transfer Agency fees	5,805	59,222
Fund shares redeemed	5,000	562,224
Accrued expenses	93,682	232,518

Total liabilities	1,323,844	13,985,533

Net Assets:
Paid-in capital	292,500,765	2,412,500,223
Total distributable earnings	179,382,372	2,725,454,869

NET ASSETS	$ 471,883,137	$ 5,137,955,092
Net Assets:
Class A	$ 3,009,002	$1,083,146
Institutional	7,952,287	54,224,623
Class R6	18,646	11,311,113
Class P	460,903,202	5,071,336,210
Total Net Assets	$ 471,883,137	$ 5,137,955,092
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	205,989	38,905
Institutional	536,243	1,926,836
Class R6	1,261	407,859
Class P	31,188,266	182,845,325
Net asset value, offering and redemption price per share:(b)
Class A	$ 14.61	$27.84
Institutional	14.83	28.14
Class R6	14.79	27.73
Class P	14.78	27.74

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Enhanced Dividend Global Equity Portfolio	$443,272	$700,000	$686,597
Tax-Advantaged Global Equity Portfolio	8,637,529	8,460,000	2,491,344

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio is $15.46 and $29.46, respectively.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations For the Fiscal Year Ended August 31, 2025

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$8,319,175	$54,628,271

Dividends — unaffiliated issuers (net of foreign withholding taxes of $– and $178,465, respectively)	153,957	2,517,187

Total Investment Income	8,473,132	57,145,458

Expenses:

Management fees	666,867	7,019,808

Transfer Agency fees(a)	137,465	1,410,065

Custody, accounting and administrative services	117,531	465,299

Professional fees	97,920	101,085

Registration fees	75,911	96,174

Printing and mailing costs	45,097	46,464

Trustee fees	29,603	38,516

Distribution and/or Service (12b-1) fees	6,936	2,364

Other	14,675	62,155

Total expenses	1,192,005	9,241,930

Less — expense reductions	(371,939)	(816,329)

Net expenses	820,066	8,425,601

NET INVESTMENT INCOME	7,653,066	48,719,857

Realized and Unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	43,437	18,942,051
Investments in affiliated Underlying Funds	3,908,905	50,962,613
Futures contracts	(201,559)	82,777,078
Written Options	267,807	2,775,132
Foreign currency transactions	8,543	(10,898)
Purchased Options	(125,323)	(1,346,552)
Swap Contracts	(68,802)	(1,839,031)
Forward foreign currency exchange contracts	(1,657,711)	(17,321,512)
Capital gain distributions from affiliated Underlying Funds	17,765,579	40,550,632
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	2,268,034	(1,705,903)
Investment in affiliated Underlying Funds	19,715,729	399,858,538
Forward foreign currency exchange contracts	1,610,420	15,984,810
Purchased Options	50,177	471,867
Swap Contracts	10,248	171,591
Foreign currency translations	(15,940)	(177,872)
Written options	(61,852)	(554,065)
Futures contracts	132,334	(5,630,519)

Net realized and unrealized gain	43,650,026	583,907,960

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,303,092	$632,627,817

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2025

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity Portfolio	$4,162	$3,052	$4	$130,247
Tax-Advantaged Global Equity Portfolio	1,418	19,876	3,131	1,385,640

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$7,653,066	$8,588,508	$48,719,857	$52,358,067

Net realized gain	19,940,876	22,691,609	175,489,513	77,554,310

Net change in unrealized gain	23,709,150	42,913,593	408,418,447	726,826,580

Net increase in net assets resulting from operations	51,303,092	74,193,710	632,627,817	856,738,957

Distributions to shareholders:

From distributable earnings:
Class A Shares	(184,554)	(108,029)	(16,398)	(6,378)
Institutional Shares	(512,400)	(360,531)	(993,154)	(544,638)
Class R6 Shares	(1,171)	(623)	(213,936)	(116,091)
Class P Shares	(29,814,564)	(17,551,564)	(94,037,337)	(50,166,770)

Total distributions to shareholders	(30,512,689)	(18,020,747)	(95,260,825)	(50,833,877)

From share transactions:

Proceeds from sales of shares	27,233,021	19,033,270	336,776,517	285,891,330

Reinvestment of distributions	30,510,699	18,019,654	94,933,078	50,652,426

Cost of shares redeemed	(52,752,185)	(61,494,621)	(312,003,492)	(307,514,161)

Net increase (decrease) in net assets resulting from share transactions	4,991,535	(24,441,697)	119,706,103	29,029,595

TOTAL INCREASE	25,781,938	31,731,266	657,073,095	834,934,675

Net Assets:

Beginning of year	$446,101,199	$414,369,933	$4,480,881,997	$3,645,947,322

End of year	$471,883,137	$446,101,199	$5,137,955,092	$4,480,881,997

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.99	$12.30	$12.08	$14.54	$11.76

Net investment income(a)(b)	0.19	0.22	0.18	0.25	0.19

Net realized and unrealized gain (loss)	1.36	1.97	1.14	(1.54)	2.80

Total from investment operations	1.55	2.19	1.32	(1.29)	2.99

Distributions to shareholders from net investment income	(0.29)	(0.23)	(0.22)	(0.45)	(0.21)

Distributions to shareholders from net realized gains	(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.93)	(0.50)	(1.10)	(1.17)	(0.21)

Net asset value, end of year	$14.61	$13.99	$12.30	$12.08	$14.54

Total Return(c)	11.61%	18.38%	11.84%	(9.61)%	25.64%

Net assets, end of year (in 000’s)	$3,009	$2,685	$2,774	$2,713	$3,801

Ratio of net expenses to average net assets(d)	0.51%	0.51%	0.53%	0.52%	0.50%

Ratio of total expenses to average net assets(d)	0.64%	0.64%	0.65%	0.61%	0.63%

Ratio of net investment income to average net assets	1.39%	1.69%	1.50%	1.89%	1.49%

Portfolio turnover rate(e)	17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.19	$12.47	$12.24	$14.71	$11.90

Net investment income(a)(b)	0.24	0.26	0.22	0.30	0.25

Net realized and unrealized gain (loss)	1.37	2.00	1.15	(1.55)	2.81

Total from investment operations	1.61	2.26	1.37	(1.25)	3.06

Distributions to shareholders from net investment income	(0.33)	(0.27)	(0.26)	(0.50)	(0.25)

Distributions to shareholders from net realized gains	(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.97)	(0.54)	(1.14)	(1.22)	(0.25)

Net asset value, end of year	$14.83	$14.19	$12.47	$12.24	$14.71

Total Return(c)	11.93%	18.74%	12.24%	(9.32)%	26.05%

Net assets, end of year (in 000’s)	$7,952	$8,428	$8,456	$9,109	$13,638

Ratio of net expenses to average net assets(d)	0.19%	0.19%	0.20%	0.17%	0.13%

Ratio of total expenses to average net assets(d)	0.28%	0.27%	0.28%	0.24%	0.26%

Ratio of net investment income to average net assets	1.72%	1.99%	1.83%	2.24%	1.87%

Portfolio turnover rate(e)	17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.16	$12.44	$12.21	$14.68	$11.88

Net investment income(a)(b)	0.24	0.26	0.22	0.30	0.25

Net realized and unrealized gain (loss)	1.37	2.00	1.15	(1.55)	2.81

Total from investment operations	1.61	2.26	1.37	(1.25)	3.06

Distributions to shareholders from net investment income	(0.34)	(0.27)	(0.26)	(0.50)	(0.26)

Distributions to shareholders from net realized gains	(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.98)	(0.54)	(1.14)	(1.22)	(0.26)

Net asset value, end of year	$14.79	$14.16	$12.44	$12.21	$14.68

Total Return(c)	11.98%	18.72%	12.20%	(9.25)%	26.03%

Net assets, end of year (in 000’s)	$19	$17	$14	$12	$14

Ratio of net expenses to average net assets(d)	0.18%	0.17%	0.19%	0.17%	0.13%

Ratio of total expenses to average net assets(d)	0.25%	0.24%	0.25%	0.22%	0.23%

Ratio of net investment income to average net assets	1.73%	2.01%	1.86%	2.24%	1.86%

Portfolio turnover rate(e)	17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Enhanced Dividend Global Equity Portfolio

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.14	$12.43	$12.20	$14.67	$11.87

Net investment income(a)(b)	0.24	0.26	0.22	0.30	0.25

Net realized and unrealized gain (loss)	1.37	1.99	1.15	(1.55)	2.81

Total from investment operations	1.61	2.25	1.37	(1.25)	3.06

Distributions to shareholders from net investment income	(0.33)	(0.27)	(0.26)	(0.50)	(0.26)

Distributions to shareholders from net realized gains	(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.97)	(0.54)	(1.14)	(1.22)	(0.26)

Net asset value, end of year	$14.78	$14.14	$12.43	$12.20	$14.67

Total Return(c)	11.99%	18.73%	12.20%	(9.26)%	26.05%

Net assets, end of year (in 000’s)	$460,903	$434,972	$403,126	$391,095	$470,368

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.17%	0.12%

Ratio of total expenses to average net assets(d)	0.27%	0.26%	0.27%	0.23%	0.25%

Ratio of net investment income to average net assets	1.72%	2.01%	1.86%	2.25%	1.91%

Portfolio turnover rate(e)	17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class A Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.92	$20.43	$18.81	$21.83	$17.16

Net investment income(a)(b)	0.17	0.21	0.22	0.21	0.16

Net realized and unrealized gain (loss)	3.19	4.49	1.98	(2.91)	4.67

Total from investment operations	3.36	4.70	2.20	(2.70)	4.83

Distributions to shareholders from net investment income	(0.23)	(0.21)	(0.19)	(0.27)	(0.16)

Distributions to shareholders from net realized gains	(0.21)	–	(0.39)	(0.05)	–

Total distributions	(0.44)	(0.21)	(0.58)	(0.32)	(0.16)

Net asset value, end of year	$27.84	$24.92	$20.43	$18.81	$21.83

Total Return(c)	13.67%	23.19%	12.09%	(12.59)%	28.29%

Net assets, end of year (in 000’s)	$1,083	$878	$603	$526	$606

Ratio of net expenses to average net assets(d)	0.55%	0.55%	0.56%	0.55%	0.50%

Ratio of total expenses to average net assets(d)	0.57%	0.57%	0.58%	0.57%	0.58%

Ratio of net investment income to average net assets	0.68%	0.92%	1.18%	1.03%	0.81%

Portfolio turnover rate(e)	28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$25.17	$20.62	$18.98	$22.03	$17.30

Net investment income(a)(b)	0.27	0.30	0.30	0.29	0.23

Net realized and unrealized gain (loss)	3.22	4.53	1.99	(2.94)	4.71

Total from investment operations	3.49	4.83	2.29	(2.65)	4.94

Distributions to shareholders from net investment income	(0.31)	(0.28)	(0.26)	(0.35)	(0.21)

Distributions to shareholders from net realized gains	(0.21)	–	(0.39)	(0.05)	–

Total distributions	(0.52)	(0.28)	(0.65)	(0.40)	(0.21)

Net asset value, end of year	$28.14	$25.17	$20.62	$18.98	$22.03

Total Return(c)	14.07%	23.66%	12.51%	(12.31)%	28.81%

Net assets, end of year (in 000’s)	$54,225	$48,612	$40,174	$37,591	$33,151

Ratio of net expenses to average net assets(d)	0.19%	0.19%	0.20%	0.18%	0.13%

Ratio of total expenses to average net assets(d)	0.21%	0.21%	0.22%	0.20%	0.21%

Ratio of net investment income to average net assets	1.03%	1.31%	1.55%	1.40%	1.17%

Portfolio turnover rate(e)	28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.81	$20.33	$18.73	$21.73	$17.07

Net investment income(a)(b)	0.27	0.29	0.29	0.29	0.26

Net realized and unrealized gain (loss)	3.17	4.48	1.97	(2.89)	4.62

Total from investment operations	3.44	4.77	2.26	(2.60)	4.88

Distributions to shareholders from net investment income	(0.31)	(0.29)	(0.27)	(0.35)	(0.22)

Distributions to shareholders from net realized gains	(0.21)	–	(0.39)	(0.05)	–

Total distributions	(0.52)	(0.29)	(0.66)	(0.40)	(0.22)

Net asset value, end of year	$27.73	$24.81	$20.33	$18.73	$21.73

Total Return(c)	14.09%	23.67%	12.47%	(12.24)%	28.84%

Net assets, end of year (in 000’s)	$11,311	$10,112	$8,284	$8,343	$9,971

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.16%	0.12%

Ratio of total expenses to average net assets(d)	0.20%	0.20%	0.21%	0.19%	0.20%

Ratio of net investment income to average net assets	1.05%	1.31%	1.54%	1.41%	1.36%

Portfolio turnover rate(e)	28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Tax-Advantaged Global Equity Portfolio

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.82	$20.34	$18.73	$21.74	$17.07

Net investment income(a)(b)	0.26	0.29	0.30	0.29	0.23

Net realized and unrealized gain (loss)	3.18	4.48	1.97	(2.90)	4.66

Total from investment operations	3.44	4.77	2.27	(2.61)	4.89

Distributions to shareholders from net investment income	(0.31)	(0.29)	(0.27)	(0.35)	(0.22)

Distributions to shareholders from net realized gains	(0.21)	–	(0.39)	(0.05)	–

Total distributions	(0.52)	(0.29)	(0.66)	(0.40)	(0.22)

Net asset value, end of year	$27.74	$24.82	$20.34	$18.73	$21.74

Total Return(c)	14.08%	23.66%	12.53%	(12.28)%	28.87%

Net assets, end of year (in 000’s)	$5,071,336	$4,421,281	$3,596,886	$3,232,977	$3,585,571

Ratio of net expenses to average net assets(d)	0.18%	0.18%	0.19%	0.17%	0.12%

Ratio of total expenses to average net assets(d)	0.20%	0.20%	0.21%	0.19%	0.20%

Ratio of net investment income to average net assets	1.04%	1.31%	1.56%	1.41%	1.18%

Portfolio turnover rate(e)	28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements August 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced Dividend Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Goldman Sachs Tax-Advantaged Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange-traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses,

23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Enhanced Dividend Global Equity Portfolio	Quarterly	Annually

Tax-Advantaged Global Equity Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Portfolios follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) - Improvements to Reportable Segment Disclosures. Each Portfolio operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Portfolio, as prescribed in the Portfolios’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Portfolio. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Portfolios’ single segment, is consistent with that presented within each Portfolio’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

24

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Portfolios (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received,

25

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Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options —When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A Total Return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy— The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of August 31, 2025:

Enhanced Dividend Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$406,312,034	$—	$—
Exchange-Traded Funds	27,216,960	—	—
Investment Company	29,846,434	—	—

Total	$463,375,428	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$364,827	$—
Futures Contracts(a)	104,724	—	—
Interest Rate Swap Contracts(a)	—	4,772	—
Purchased Options Contracts	—	212,422	—
Total Return Swap Contracts(a)	—	42,292	—

Total	$104,724	$624,313	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(382,649)	$—
Futures Contracts(a)	(13,609)	—	—
Interest Rate Swap Contracts(a)	—	(289)	—
Total Return Swap Contracts(a)	—	(5,485)	—
Written Options Contracts	—	(118,220)	—

Total	$(13,609)	$(506,643)	$—

Tax-Advantaged Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$4,699,555,226	$—	$—
Exchange-Traded Funds	38,973,897	—	—

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Investment Company	$305,012,766	$—	$—

Total	$5,043,541,889	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$3,864,681	$—
Futures Contracts(a)	1,152,586	—	—
Interest Rate Swap Contracts(a)	—	51,968	—
Purchased Options Contracts	—	2,281,028	—
Total Return Swap Contracts(a)	—	459,079	—

Total	$1,152,586	$6,656,756	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(4,048,078)	$—
Futures Contracts(a)	(2,458,500)	—	—
Interest Rate Swap Contracts(a)	—	(774)	—
Total Return Swap Contracts(a)	—	(59,139)	—
Written Options Contracts	—	(1,265,299)	—

Total	$(2,458,500)	$(5,373,290)	$—

(a)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2025. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$373,329	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(384,657)

Equity	Written options at value, Variation margin on futures and swaps contracts	$180,369	Written options at value, Variation margin on futures and swaps contracts	$(98,715)

Interest Rate	Purchased options at value, Variation margin on futures and swaps contracts	$175,339	Written options at value, Variation margin on futures and swaps contracts	$(36,880)

Total		$729,037		$(520,252)

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$3,955,480	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(4,069,521)

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Equity	Written options at value, Variation margin on futures and swaps contracts	$1,965,356	Written options at value, Variation margin on futures and swaps contracts	$(3,371,148)

Interest Rate	Purchased options at value, Variation margin on futures and swaps contracts	$1,888,506	Written options at value, Variation margin on futures and swaps contracts	$(391,121)

Total		$7,809,342		$(7,831,790)

(1) Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of August 31, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$(1,621,670)	$1,616,062

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	269,194	(23,198)

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(433,112)	148,463

Total		$(1,785,588)	$1,741,327

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	(16,956,690)	16,039,529

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	87,459,044	(7,205,108)

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(5,457,239)	1,609,263

Total		$65,045,115	$10,443,684

For the fiscal year ended August 31, 2025, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options

Enhanced Dividend Global Equity Portfolio	194	$53,676,736	$6,088,148	4,470,223	5,323,722

Tax-Advantaged Global Equity Portfolio	2,407	$568,043,464	$64,039,449	46,057,310	54,909,338

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Notes to Financial Statements (continued) August 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

(a)

Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the fiscal year ended August 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. The Effective Net Management Fee for the Portfolios is 0.14% of each Portfolio’s average daily net assets.

The Portfolios invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Class R6 Shares of the Goldman Sachs Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. For the fiscal year ended August 31, 2025, the management fees waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived

Enhanced Dividend Global Equity Portfolio	$52,334

Tax-Advantaged Global Equity Portfolio	661,818

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the fiscal year ended August 31, 2025, Goldman Sachs retained front-end sales charges of $288 for the Enhanced Dividend Global Equity Portfolio.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These 30 Other Expense limitations will remain in

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

place through at least December 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Dividend Global Equity Portfolio	$ 52,334	$1,110	$ 318,495	$371,939

Tax-Advantaged Global Equity Portfolio	661,818	–	154,511	816,329

F.  Line of Credit Facility — As of August 31, 2025, the Portfolios participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2025, the Portfolios did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000,000.

G.  Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. For the fiscal year ended August 31, 2025, Goldman Sachs earned $207 and $2,102, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio, respectively. The tables below show the transactions in and earnings from investments in these Underlying Funds for the fiscal year ended August 31, 2025:

Enhanced Dividend Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs U.S. Equity Dividend and Premium Fund

	$266,498,431	$25,082,421	$19,325,237	$(117,685)	$16,143,923	$288,281,853	15,857,088	$3,482,607	$15,147,697

Goldman Sachs Emerging Markets Equity Insights Fund

	11,445,170	545,815	4,544,054	(456,478)	1,531,035	8,521,488	832,990	154,228	–

Goldman Sachs Energy Infrastructure Fund

	482,807	71,724	–	–	13,473	568,004	40,688	17,945	53,779

Goldman Sachs Financial Square Government Fund - Institutional Shares

	29,172,235	66,004,938	65,330,739	–	–	29,846,434	29,846,434	1,286,630	–

Goldman Sachs International Equity Dividend and Premium Fund

	87,248,224	8,614,778	29,907,058	2,553,209	2,616,877	71,126,030	8,737,842	2,533,350	–

Goldman Sachs International Small Cap Insights Fund

	14,323,995	1,402,913	5,207,436	1,133,537	825,982	12,478,991	770,308	558,452	–

Goldman Sachs Small Cap Equity Insights Fund

	25,309,354	2,850,067	2,204,514	796,322	(1,415,561)	25,335,668	838,374	285,963	2,564,103

Total	$434,480,216	$104,572,656	$126,519,038	$3,908,905	$19,715,729	$436,158,468		$8,319,175	$17,765,579

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Notes to Financial Statements (continued) August 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Emerging Markets Equity Insights Fund

	$116,069,565	$10,003,032	$47,318,881	$3,014,791	$8,530,560	$90,299,067	8,826,888	$1,564,076	$–

Goldman Sachs Energy Infrastructure Fund

	3,951,047	586,950	–	–	110,259	4,648,256	332,970	146,853	440,097

Goldman Sachs Financial Square Government Fund - Institutional Shares

	350,817,575	1,164,263,161	1,210,067,970	–	–	305,012,766	305,012,766	16,988,336	–

Goldman Sachs International Small Cap Insights Fund

	137,063,850	20,324,559	46,852,186	4,840,988	16,269,009	131,646,220	8,126,310	5,647,877	–

Goldman Sachs International Tax-Managed Equity Fund

	887,331,823	59,143,814	274,790,000	42,137,217	73,338,282	787,161,136	50,362,197	17,158,336	–

Goldman Sachs U.S. Tax-Managed Equity Fund

	2,867,116,242	1,220,587,261	704,483,001	969,617	301,610,428	3,685,800,547	72,143,287	13,122,793	40,110,535

Total	$4,362,350,102	$2,474,908,777	$2,283,512,038	$50,962,613	$399,858,538	$5,004,567,992		$54,628,271	$40,550,632

As of August 31, 2025, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Goldman Sachs Small Cap Equity Insights Fund	5%	–%

Goldman Sachs U.S. Equity Dividend and Premium Fund	8	–

Goldman Sachs International Equity Dividend & Premium Fund	49	–

Goldman Sachs U.S. Tax-Managed Equity Fund	–	87

Goldman Sachs International Tax-Managed Equity Fund	–	83

As of August 31, 2025, the Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Fund	Class R6

Enhanced Dividend Global Equity Portfolio	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the fiscal year ended August 31, 2025, were as follows:

Fund	Purchases	Sales

Enhanced Dividend Global Equity Portfolio	$68,596,853	$69,443,931

Tax-Advantaged Global Equity Portfolio	1,451,773,579	1,193,795,610

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2025, were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Distributions paid from:

Ordinary Income	$ 11,254,524	$ 57,757,422

Long-term capital gains	19,258,165	37,503,403

Total taxable distributions	$ 30,512,689	$ 95,260,825

The tax character of distributions paid during the fiscal year ended August 31, 2024, were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Distributions paid from:

Ordinary Income	$ 9,047,308	$ 50,833,877

Long-term capital gains	8,973,439	—

Total taxable distributions	$ 18,020,747	$ 50,833,877

As of August 31, 2025, the components of accumulated earnings (losses) on a tax-basis were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Undistributed ordinary income — net	$ 779,504	$ 31,060,500

Undistributed long-term capital gains	16,791,704	153,136,459

Total undistributed earnings	$ 17,571,208	$ 184,196,959

Timing differences — (Qualified Late Year Loss Deferral/Post October Loss Deferral/ Straddle Deferral)	(818,888)	(8,574,088)

Unrealized gains (losses) — net	162,630,052	2,549,831,998

Total accumulated earnings (losses) — net	$ 179,382,372	$ 2,725,454,869

As of August 31, 2025, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Tax Cost	$ 301,116,513	$ 2,495,424,704

Gross unrealized gain	163,204,309	2,554,805,569

Gross unrealized loss	(574,257)	(4,973,571)

Net unrealized gain (loss)	$ 162,630,052	$ 2,549,831,998

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment companies and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2025

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of August 31, 2025, the Enhanced Dividend Global Equity Portfolio invested 61.1% and 15.1% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of August 31, 2025, the Tax-Advantaged Global Equity Portfolio invested 71.7% and 15.3% of its net assets in the Goldman Sachs U.S. Tax- Managed Equity Fund (the “U.S. Tax- Managed Equity Fund”) and the Goldman Sachs International Tax-Managed

34

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed

35

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2025

8. OTHER RISKS (continued)

strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

36

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	13,006	$180,134	5,418	$70,838

Reinvestment of distributions	13,324	183,678	8,633	107,557

Shares redeemed	(12,255)	(167,756)	(47,565)	(609,659)

	14,075	196,056	(33,514)	(431,264)

Institutional Shares

Shares sold	65,563	902,019	43,193	559,262

Reinvestment of distributions	36,552	511,285	28,444	359,910

Shares redeemed	(159,787)	(2,229,694)	(155,797)	(2,059,888)

	(57,672)	(816,390)	(84,160)	(1,140,716)

Class R6 Shares

Shares sold	1	11	—	—

Reinvestment of distributions	84	1,172	49	623

Shares redeemed	—	(1)	—	—

	85	1,182	49	623

Class P Shares
Shares sold	1,904,286	26,150,857	1,437,334	18,413,124
Reinvestment of distributions	2,139,188	29,814,564	1,390,774	17,551,564
Shares redeemed	(3,608,813)	(50,354,734)	(4,501,388)	(58,835,028)

	434,661	5,610,687	(1,673,280)	(22,870,340)

NET INCREASE (DECREASE) IN SHARES	391,149	$4,991,535	(1,790,905)	$(24,441,697)

37

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) August 31, 2025

11. SUMMARY OF SHARE TRANSACTIONS (continued )

	Tax-Advantaged Global Equity Portfolio

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	6,234	$163,716	10,360	$245,393

Reinvestment of distributions	642	16,397	297	6,378

Shares redeemed	(3,201)	(83,342)	(4,960)	(113,148)

	3,675	96,771	5,697	138,623

Institutional Shares

Shares sold	88,276	2,207,660	110,322	2,609,847

Reinvestment of distributions	38,405	986,797	25,156	544,637

Shares redeemed	(131,105)	(3,309,680)	(152,163)	(3,381,320)

	(4,424)	(115,223)	(16,685)	(226,836)

Class R6 Shares

Shares sold	510	12,963	297	7,143

Reinvestment of distributions	8,449	213,936	5,440	116,091

Shares redeemed	(8,624)	(220,327)	(5,622)	(129,692)

	335	6,572	115	(6,458)

Class P Shares

Shares sold	13,205,709	334,392,178	12,637,301	283,028,947

Reinvestment of distributions	3,701,310	93,715,948	2,342,330	49,985,320

Shares redeemed	(12,229,685)	(308,390,143)	(13,680,378)	(303,890,001)

	4,677,334	119,717,983	1,299,253	29,124,266

NET INCREASE IN SHARES	4,676,920	$119,706,103	1,288,380	$29,029,595

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Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio (two of the portfolios constituting Goldman Sachs Trust, hereafter collectively referred to as the “Portfolios”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 27, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Portfolio’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Portfolio and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios and the Underlying Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Enhanced Dividend Global Equity Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one- and three-year periods and in the third quartile for the five- and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2025. The Trustees considered that the Tax-Advantaged Global Equity Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2025. They noted that each Portfolio had certain significant differences from its peer group that caused the peer group to be an imperfect basis for comparison. The Trustees also observed that the Portfolios had each experienced certain portfolio management changes in 2022 and a benchmark change in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the

44

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios. The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Portfolios and certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) with respect to certain Underlying Funds, the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that  the relationship will continue

45

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2026.

46

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Goldman Sachs Trust – Global Tax-Aware Equity Portfolios – Tax Information (Unaudited)

For the fiscal year ended August 31, 2025, 25.53% and 19.14% of the dividends paid from net investment company taxable income by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively, qualify for the dividends received deduction available to corporations.

From distributions paid during the fiscal year ended August 31, 2025, the total amount of income received by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios from sources within foreign countries and possessions of the United States was $0.0948 and $0.1217 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios was 23.98% and 35.27%, respectively. The total amount of taxes paid by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios to such countries was $0.0128 and $0.0216 per share, respectively.

For the fiscal year ended August 31, 2025, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate 54.44% and 66.62%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate $19,258,166 and $37,503,403, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2025.

For the year ended August 31, 2025, 0.01% and 0.02% of the dividends paid from net investment company taxable income by the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively, qualify as section 199A dividends.

During the fiscal year ended August 31, 2025, the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios designate $586,857 and $578,924, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

47

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 4, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 4, 2025